FINANCIAL STATEMENTS OF
THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT GI-2

STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	PSF PGIM Government Money Market Portfolio (Class I)	PSF PGIM Flexible Managed Portfolio (Class I)	PSF Stock Index Portfolio (Class I)	PSF PGIM Jennison Blend Portfolio (Class I)	Neuberger Berman AMT Short Duration Bond Portfolio (Class I)
ASSETS
Investment in the portfolios, at fair value	$6,599,868	$6,871,443	$31,916,748	$8,392,224	$1,325,944
Net Assets	$6,599,868	$6,871,443	$31,916,748	$8,392,224	$1,325,944

NET ASSETS, representing:
Equity of Participants	$6,599,868	$6,871,443	$31,916,748	$8,392,224	$1,325,944
Equity of The Prudential Insurance
Company of America	—	—	—	—	—
	$6,599,868	$6,871,443	$31,916,748	$8,392,224	$1,325,944

Units outstanding	485,194	197,580	700,981	223,068	88,515

Portfolio shares held	659,987	182,508	347,563	114,227	138,988
Portfolio net asset value per share	$10.00	$37.65	$91.83	$73.47	$9.54
Investment in portfolio shares, at cost	$6,599,868	$2,305,801	$8,555,918	$1,813,972	$1,436,307

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	PSF PGIM Government Money Market Portfolio (Class I)	PSF PGIM Flexible Managed Portfolio (Class I)	PSF Stock Index Portfolio (Class I)	PSF PGIM Jennison Blend Portfolio (Class I)	Neuberger Berman AMT Short Duration Bond Portfolio (Class I)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$88,073	$—	$—	$—	$52,361

EXPENSES
Charges for mortality and expense risk	28,695	33,485	150,651	42,503	6,055
NET INVESTMENT INCOME (LOSS)	59,378	(33,485)	(150,651)	(42,503)	46,306

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	279,450	(36,305)	530,715	(18,641)
Net change in unrealized appreciation (depreciation) on investments	—	(1,508,213)	(7,123,948)	(3,482,520)	(106,252)
NET GAIN (LOSS) ON INVESTMENTS	—	(1,228,763)	(7,160,253)	(2,951,805)	(124,893)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$59,378	$(1,262,248)	$(7,310,904)	$(2,994,308)	$(78,587)
The accompanying notes are integral part of these financial statements.
A1

FINANCIAL STATEMENTS OF
THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT GI-2

STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	DWS High Income VIP (Class A)	MFS® Research Series (Initial Class)	BNY Mellon VIF, Opportunistic Small Cap Portfolio (Initial Shares)	Templeton Foreign VIP Fund (Class 2)	Templeton Developing Markets VIP Fund (Class 2)
ASSETS
Investment in the portfolios, at fair value	$3,737,880	$12,060,311	$2,939,615	$3,132,428	$3,574,914
Net Assets	$3,737,880	$12,060,311	$2,939,615	$3,132,428	$3,574,914

NET ASSETS, representing:
Equity of Participants	$3,737,880	$12,060,311	$2,939,615	$3,132,428	$3,574,914
Equity of The Prudential Insurance
Company of America	—	—	—	—	—
	$3,737,880	$12,060,311	$2,939,615	$3,132,428	$3,574,914

Units outstanding	133,861	272,070	80,984	171,538	100,282

Portfolio shares held	699,978	434,762	74,628	257,389	479,211
Portfolio net asset value per share	$5.34	$27.74	$39.39	$12.17	$7.46
Investment in portfolio shares, at cost	$3,953,161	$7,559,944	$1,557,433	$2,575,859	$2,833,320

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	DWS High Income VIP (Class A)	MFS® Research Series (Initial Class)	BNY Mellon VIF, Opportunistic Small Cap Portfolio (Initial Shares)	Templeton Foreign VIP Fund (Class 2)	Templeton Developing Markets VIP Fund (Class 2)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$207,366	$62,060	$—	$113,064	$93,215

EXPENSES
Charges for mortality and expense risk	17,369	57,480	14,429	16,591	16,532
NET INVESTMENT INCOME (LOSS)	189,997	4,580	(14,429)	96,473	76,683

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	1,619,726	664,967	—	269,351
Net realized gain (loss) on shares redeemed	(65,505)	(76,252)	17,188	2,514	(56,357)
Net change in unrealized appreciation (depreciation) on investments	(514,155)	(4,156,162)	(1,302,823)	(488,806)	(1,305,396)
NET GAIN (LOSS) ON INVESTMENTS	(579,660)	(2,612,688)	(620,668)	(486,292)	(1,092,402)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(389,663)	$(2,608,108)	$(635,097)	$(389,819)	$(1,015,719)
The accompanying notes are integral part of these financial statements.
A2

FINANCIAL STATEMENTS OF
THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT GI-2

STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	PSF PGIM Total Return Bond Portfolio (Class I)	PSF PGIM High Yield Bond Portfolio (Class I)	PSF PGIM Jennison Value Portfolio (Class I)	PSF PGIM Jennison Growth Portfolio (Class I)	PSF Global Portfolio (Class I)
ASSETS
Investment in the portfolios, at fair value	$504,698	$1,579,794	$2,393,155	$4,994,876	$678,227
Net Assets	$504,698	$1,579,794	$2,393,155	$4,994,876	$678,227

NET ASSETS, representing:
Equity of Participants	$504,698	$1,579,794	$2,393,154	$4,994,876	$678,227
Equity of The Prudential Insurance
Company of America	—	—	1	—	—
	$504,698	$1,579,794	$2,393,155	$4,994,876	$678,227

Units outstanding	213,914	45,576	291,800	119,999	167,397

Portfolio shares held	37,833	266,857	54,539	54,122	14,699
Portfolio net asset value per share	$13.34	$5.92	$43.88	$92.29	$46.14
Investment in portfolio shares, at cost	$436,667	$1,283,823	$1,145,406	$838,865	$220,843

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	PSF PGIM Total Return Bond Portfolio (Class I)	PSF PGIM High Yield Bond Portfolio (Class I)	PSF PGIM Jennison Value Portfolio (Class I)	PSF PGIM Jennison Growth Portfolio (Class I)	PSF Global Portfolio (Class I)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk	533	7,263	7,686	26,384	1,412
NET INVESTMENT INCOME (LOSS)	(533)	(7,263)	(7,686)	(26,384)	(1,412)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	5,473	(5,180)	16,310	231,487	27,325
Net change in unrealized appreciation (depreciation) on investments	(110,711)	(190,253)	(210,049)	(3,253,172)	(210,867)
NET GAIN (LOSS) ON INVESTMENTS	(105,238)	(195,433)	(193,739)	(3,021,685)	(183,542)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(105,771)	$(202,696)	$(201,425)	$(3,048,069)	$(184,954)
The accompanying notes are integral part of these financial statements.
A3

FINANCIAL STATEMENTS OF
THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT GI-2

STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	American Century VP Balanced Fund (Class I)	American Century VP International Fund (Class I)	American Century VP Value Fund (Class I)	T. Rowe Price Mid-Cap Growth Portfolio (Mid-Cap Growth Class)	T. Rowe Price All-Cap Opportunities Portfolio
ASSETS
Investment in the portfolios, at fair value	$66,660	$159,023	$523,898	$12,611,814	$4,047,195
Net Assets	$66,660	$159,023	$523,898	$12,611,814	$4,047,195

NET ASSETS, representing:
Equity of Participants	$66,660	$159,023	$523,898	$12,611,814	$4,047,195
Equity of The Prudential Insurance
Company of America	—	—	—	—	—
	$66,660	$159,023	$523,898	$12,611,814	$4,047,195

Units outstanding	2,210	7,113	8,991	143,193	71,655

Portfolio shares held	9,949	16,687	42,080	487,884	141,214
Portfolio net asset value per share	$6.70	$9.53	$12.45	$25.85	$28.66
Investment in portfolio shares, at cost	$57,242	$133,521	$265,793	$10,981,320	$4,086,723

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	American Century VP Balanced Fund (Class I)	American Century VP International Fund (Class I)	American Century VP Value Fund (Class I)	T. Rowe Price Mid-Cap Growth Portfolio (Mid-Cap Growth Class)	T. Rowe Price All-Cap Opportunities Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$834	$2,368	$10,826	$—	$—

EXPENSES
Charges for mortality and expense risk	307	736	2,317	58,471	18,162
NET INVESTMENT INCOME (LOSS)	527	1,632	8,509	(58,471)	(18,162)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	10,638	24,922	40,728	395,004	226,140
Net realized gain (loss) on shares redeemed	(3,528)	(4,449)	(4,379)	(344,242)	(155,910)
Net change in unrealized appreciation (depreciation) on investments	(21,071)	(74,377)	(44,422)	(3,715,691)	(1,151,163)
NET GAIN (LOSS) ON INVESTMENTS	(13,961)	(53,904)	(8,073)	(3,664,929)	(1,080,933)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(13,434)	$(52,272)	$436	$(3,723,400)	$(1,099,095)
The accompanying notes are integral part of these financial statements.
A4

FINANCIAL STATEMENTS OF
THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT GI-2

STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	PSF Small-Cap Stock Index Portfolio (Class I)	MFS® Total Return Bond Series (Initial Class)	T. Rowe Price Equity Income Portfolio (Equity Income Portfolio Class)	Janus Henderson VIT Global Research Portfolio (Institutional Shares)	Janus Henderson VIT Research Portfolio (Institutional Shares)
ASSETS
Investment in the portfolios, at fair value	$4,299,099	$68,835	$11,362,471	$331,855	$45,407
Net Assets	$4,299,099	$68,835	$11,362,471	$331,855	$45,407

NET ASSETS, representing:
Equity of Participants	$4,299,099	$68,835	$11,362,471	$331,855	$45,407
Equity of The Prudential Insurance
Company of America	—	—	—	—	—
	$4,299,099	$68,835	$11,362,471	$331,855	$45,407

Units outstanding	54,899	2,971	259,798	12,803	1,334

Portfolio shares held	85,198	6,113	420,676	6,634	1,438
Portfolio net asset value per share	$50.46	$11.26	$27.01	$50.02	$31.58
Investment in portfolio shares, at cost	$1,609,125	$64,266	$7,868,041	$163,465	$27,085

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	PSF Small-Cap Stock Index Portfolio (Class I)	MFS® Total Return Bond Series (Initial Class)	T. Rowe Price Equity Income Portfolio (Equity Income Portfolio Class)	Janus Henderson VIT Global Research Portfolio (Institutional Shares)	Janus Henderson VIT Research Portfolio (Institutional Shares)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$—	$1,994	$220,095	$3,731	$81

EXPENSES
Charges for mortality and expense risk	20,163	325	52,995	1,596	231
NET INVESTMENT INCOME (LOSS)	(20,163)	1,669	167,100	2,135	(150)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	840	586,674	39,560	8,860
Net realized gain (loss) on shares redeemed	(18,311)	(718)	(57,625)	(5,356)	(569)
Net change in unrealized appreciation (depreciation) on investments	(799,456)	(13,342)	(1,147,312)	(120,016)	(27,916)
NET GAIN (LOSS) ON INVESTMENTS	(817,767)	(13,220)	(618,263)	(85,812)	(19,625)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(837,930)	$(11,551)	$(451,163)	$(83,677)	$(19,775)

The accompanying notes are integral part of these financial statements.
A5

FINANCIAL STATEMENTS OF
THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT GI-2

STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	Janus Henderson VIT Overseas Portfolio (Institutional Shares)	Lazard Retirement US Small-Mid Cap Equity Portfolio (Service Shares)	Janus Henderson VIT Enterprise Portfolio (Institutional Shares)	PSF PGIM 50/50 Balanced Portfolio (Class I)	PSF PGIM Jennison Focused Blend Portfolio (Class I)
ASSETS
Investment in the portfolios, at fair value	$57,102	$42,134	$6,894,572	$3,391,308	$1,142,158
Net Assets	$57,102	$42,134	$6,894,572	$3,391,308	$1,142,158

NET ASSETS, representing:
Equity of Participants	$57,102	$42,134	$6,894,572	$3,391,308	$1,142,158
Equity of The Prudential Insurance
Company of America	—	—	—	—	—
	$57,102	$42,134	$6,894,572	$3,391,308	$1,142,158

Units outstanding	1,811	1,033	127,880	121,018	32,433

Portfolio shares held	1,482	3,434	99,088	100,216	26,427
Portfolio net asset value per share	$38.52	$12.27	$69.58	$33.84	$43.22
Investment in portfolio shares, at cost	$26,492	$43,866	$3,121,632	$1,586,003	$653,268

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	Janus Henderson VIT Overseas Portfolio (Institutional Shares)	Lazard Retirement US Small-Mid Cap Equity Portfolio (Service Shares)	Janus Henderson VIT Enterprise Portfolio (Institutional Shares)	PSF PGIM 50/50 Balanced Portfolio (Class I)	PSF PGIM Jennison Focused Blend Portfolio (Class I)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$991	$—	$14,493	$—	$—

EXPENSES
Charges for mortality and expense risk	259	229	32,949	16,379	5,545
NET INVESTMENT INCOME (LOSS)	732	(229)	(18,456)	(16,379)	(5,545)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	13,460	1,172,307	—	—
Net realized gain (loss) on shares redeemed	2,059	(1,169)	(31,397)	(5,042)	(29,255)
Net change in unrealized appreciation (depreciation) on investments	(8,584)	(20,993)	(2,528,000)	(592,137)	(355,717)
NET GAIN (LOSS) ON INVESTMENTS	(6,525)	(8,702)	(1,387,090)	(597,179)	(384,972)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(5,793)	$(8,931)	$(1,405,546)	$(613,558)	$(390,517)

The accompanying notes are integral part of these financial statements.
A6

FINANCIAL STATEMENTS OF
THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT GI-2

STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	DWS Small Mid Cap Value VIP (Class A)	Lazard Retirement Emerging Markets Equity Portfolio (Service Shares)	T. Rowe Price Moderate Allocation Portfolio	PSF PGIM Government Income Portfolio (Class I)	PSF Natural Resources Portfolio (Class I)
ASSETS
Investment in the portfolios, at fair value	$1,004,911	$2,242,504	$1,765,376	$14,202	$33,451
Net Assets	$1,004,911	$2,242,504	$1,765,376	$14,202	$33,451

NET ASSETS, representing:
Equity of Participants	$1,004,911	$2,242,504	$1,765,376	$1,461	$13,331
Equity of The Prudential Insurance
Company of America	—	—	—	12,741	20,120
	$1,004,911	$2,242,504	$1,765,376	$14,202	$33,451

Units outstanding	33,850	167,905	72,388	1,115	1,662

Portfolio shares held	78,940	125,140	99,123	1,168	799
Portfolio net asset value per share	$12.73	$17.92	$17.81	$12.16	$41.86
Investment in portfolio shares, at cost	$917,322	$2,191,124	$1,880,514	$13,432	$22,726

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	DWS Small Mid Cap Value VIP (Class A)	Lazard Retirement Emerging Markets Equity Portfolio (Service Shares)	T. Rowe Price Moderate Allocation Portfolio	PSF PGIM Government Income Portfolio (Class I)	PSF Natural Resources Portfolio (Class I)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$8,839	$74,330	$28,648	$—	$—

EXPENSES
Charges for mortality and expense risk	4,649	10,471	8,118	67	135
NET INVESTMENT INCOME (LOSS)	4,190	63,859	20,530	(67)	(135)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	15,206	—	36,218	—	—
Net realized gain (loss) on shares redeemed	(7,609)	(39,013)	(70,141)	26	5
Net change in unrealized appreciation (depreciation) on investments	(195,094)	(425,501)	(362,223)	(2,267)	5,724
NET GAIN (LOSS) ON INVESTMENTS	(187,497)	(464,514)	(396,146)	(2,241)	5,729

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(183,307)	$(400,655)	$(375,616)	$(2,308)	$5,594

The accompanying notes are integral part of these financial statements.
A7

FINANCIAL STATEMENTS OF
THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT GI-2

STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	T. Rowe Price International Stock Portfolio	DWS Capital Growth VIP (Class A)	Franklin Mutual Global Discovery VIP Fund (Class 2)	PIMCO Total Return Portfolio (Administrative Class)	AB VPS Sustainable International Thematic Portfolio (Class A)
ASSETS
Investment in the portfolios, at fair value	$52,106	$633,939	$36,562	$13,476	$107,880
Net Assets	$52,106	$633,939	$36,562	$13,476	$107,880

NET ASSETS, representing:
Equity of Participants	$23,102	$633,938	$36,562	$1,690	$107,880
Equity of The Prudential Insurance
Company of America	29,004	1	—	11,786	—
	$52,106	$633,939	$36,562	$13,476	$107,880

Units outstanding	1,797	150,173	16,573	1,143	6,148

Portfolio shares held	3,996	22,181	2,201	1,501	6,554
Portfolio net asset value per share	$13.04	$28.58	$16.61	$8.98	$16.46
Investment in portfolio shares, at cost	$47,664	$517,520	$36,466	$16,415	$123,795

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	T. Rowe Price International Stock Portfolio	DWS Capital Growth VIP (Class A)	Franklin Mutual Global Discovery VIP Fund (Class 2)	PIMCO Total Return Portfolio (Administrative Class)	AB VPS Sustainable International Thematic Portfolio (Class A)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$421	$661	$521	$372	$—

EXPENSES
Charges for mortality and expense risk	247	—	—	64	476
NET INVESTMENT INCOME (LOSS)	174	661	521	308	(476)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	1,272	116,422	3,116	—	16,549
Net realized gain (loss) on shares redeemed	(2,668)	15,279	(43)	(27)	(2,923)
Net change in unrealized appreciation (depreciation) on investments	(9,601)	(426,621)	(5,455)	(2,613)	(49,244)
NET GAIN (LOSS) ON INVESTMENTS	(10,997)	(294,920)	(2,382)	(2,640)	(35,618)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(10,823)	$(294,259)	$(1,861)	$(2,332)	$(36,094)

The accompanying notes are integral part of these financial statements.
A8

FINANCIAL STATEMENTS OF
THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT GI-2

STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	Fidelity® VIP Freedom 2015 Portfolio (Service Class)	Invesco V.I. Eqv International Equity Fund (Series I)	Templeton Global Bond VIP Fund (Class 2)	Neuberger Berman AMT Mid Cap Growth Portfolio (Class I)	Fidelity® VIP Mid Cap Portfolio (Service Class)
ASSETS
Investment in the portfolios, at fair value	$99,243	$37,287	$126,284	$489,759	$133,204
Net Assets	$99,243	$37,287	$126,284	$489,759	$133,204

NET ASSETS, representing:
Equity of Participants	$99,243	$37,287	$117,030	$441,263	$133,204
Equity of The Prudential Insurance
Company of America	—	—	9,254	48,496	—
	$99,243	$37,287	$126,284	$489,759	$133,204

Units outstanding	48,965	22,268	71,562	137,257	43,274

Portfolio shares held	9,088	1,288	10,119	21,728	4,130
Portfolio net asset value per share	$10.92	$28.94	$12.48	$22.54	$32.25
Investment in portfolio shares, at cost	$81,749	$31,828	$159,818	$476,332	$107,814

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	Fidelity® VIP Freedom 2015 Portfolio (Service Class)	Invesco V.I. Eqv International Equity Fund (Series I)	Templeton Global Bond VIP Fund (Class 2)	Neuberger Berman AMT Mid Cap Growth Portfolio (Class I)	Fidelity® VIP Mid Cap Portfolio (Service Class)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$2,153	$666	$—	$—	$564

EXPENSES
Charges for mortality and expense risk	—	—	42	239	—
NET INVESTMENT INCOME (LOSS)	2,153	666	(42)	(239)	564

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	10,398	4,250	—	99,364	9,128
Net realized gain (loss) on shares redeemed	(431)	(175)	(879)	(44,300)	(684)
Net change in unrealized appreciation (depreciation) on investments	(29,425)	(13,243)	(5,820)	(301,349)	(32,639)
NET GAIN (LOSS) ON INVESTMENTS	(19,458)	(9,168)	(6,699)	(246,285)	(24,195)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(17,305)	$(8,502)	$(6,741)	$(246,524)	$(23,631)

The accompanying notes are integral part of these financial statements.
A9

FINANCIAL STATEMENTS OF
THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT GI-2

STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	Franklin Strategic Income VIP Fund (Class 2)	Fidelity® VIP Value Strategies Portfolio (Service Class)	Fidelity® VIP Government Money Market Portfolio (Service Class)	Fidelity® VIP Freedom 2025 Portfolio (Service Class)	Fidelity® VIP Contrafund® Portfolio (Service Class)
ASSETS
Investment in the portfolios, at fair value	$28,620	$230,183	$929,981	$55,869	$71,496
Net Assets	$28,620	$230,183	$929,981	$55,869	$71,496

NET ASSETS, representing:
Equity of Participants	$28,620	$230,183	$929,981	$55,869	$71,496
Equity of The Prudential Insurance
Company of America	—	—	—	—	—
	$28,620	$230,183	$929,981	$55,869	$71,496

Units outstanding	16,927	82,671	818,034	25,247	21,160

Portfolio shares held	3,278	16,074	929,981	4,084	1,900
Portfolio net asset value per share	$8.73	$14.32	$1.00	$13.68	$37.63
Investment in portfolio shares, at cost	$34,413	$140,556	$929,981	$42,046	$39,530

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	Franklin Strategic Income VIP Fund (Class 2)	Fidelity® VIP Value Strategies Portfolio (Service Class)	Fidelity® VIP Government Money Market Portfolio (Service Class)	Fidelity® VIP Freedom 2025 Portfolio (Service Class)	Fidelity® VIP Contrafund® Portfolio (Service Class)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$1,268	$2,449	$11,500	$1,158	$320

EXPENSES
Charges for mortality and expense risk	—	—	—	—	—
NET INVESTMENT INCOME (LOSS)	1,268	2,449	11,500	1,158	320

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	11,281	—	3,848	3,809
Net realized gain (loss) on shares redeemed	(107)	9,218	—	(231)	(398)
Net change in unrealized appreciation (depreciation) on investments	(4,662)	(36,247)	—	(15,988)	(29,725)
NET GAIN (LOSS) ON INVESTMENTS	(4,769)	(15,748)	—	(12,371)	(26,314)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(3,501)	$(13,299)	$11,500	$(11,213)	$(25,994)
The accompanying notes are integral part of these financial statements.
A10

FINANCIAL STATEMENTS OF
THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT GI-2

STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	Fidelity® VIP Freedom 2020 Portfolio (Service Class)	Fidelity® VIP Index 500 Portfolio (Service Class)	PIMCO Low Duration Portfolio (Administrative Class)	DWS Small Cap Index VIP (Class A)	Royce Micro-Cap Portfolio (Investment Class)
ASSETS
Investment in the portfolios, at fair value	$50,627	$1,013,554	$56,146	$26,040	$21,902
Net Assets	$50,627	$1,013,554	$56,146	$26,040	$21,902

NET ASSETS, representing:
Equity of Participants	$50,627	$1,013,553	$56,146	$26,040	$21,902
Equity of The Prudential Insurance
Company of America	—	1	—	—	—
	$50,627	$1,013,554	$56,146	$26,040	$21,902

Units outstanding	24,503	292,529	39,927	9,886	11,640

Portfolio shares held	4,399	2,716	5,923	2,148	2,837
Portfolio net asset value per share	$11.51	$373.19	$9.48	$12.12	$7.72
Investment in portfolio shares, at cost	$45,321	$359,676	$59,113	$21,554	$18,695

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	Fidelity® VIP Freedom 2020 Portfolio (Service Class)	Fidelity® VIP Index 500 Portfolio (Service Class)	PIMCO Low Duration Portfolio (Administrative Class)	DWS Small Cap Index VIP (Class A)	Royce Micro-Cap Portfolio (Investment Class)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$1,072	$14,845	$967	$256	$—

EXPENSES
Charges for mortality and expense risk	—	—	—	—	—
NET INVESTMENT INCOME (LOSS)	1,072	14,845	967	256	—

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	5,402	8,061	—	4,808	7,120
Net realized gain (loss) on shares redeemed	(242)	1,883	(57)	46	(86)
Net change in unrealized appreciation (depreciation) on investments	(15,895)	(242,016)	(4,379)	(11,979)	(13,477)
NET GAIN (LOSS) ON INVESTMENTS	(10,735)	(232,072)	(4,436)	(7,125)	(6,443)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(9,663)	$(217,227)	$(3,469)	$(6,869)	$(6,443)

The accompanying notes are integral part of these financial statements.
A11

FINANCIAL STATEMENTS OF
THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT GI-2

STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	Royce Small-Cap Portfolio (Investment Class)	Invesco V.I. Small Cap Equity Fund (Series I)	Franklin Small Cap Value VIP Fund (Class 2)	Fidelity® VIP Freedom 2030 Portfolio (Service Class)	AST Preservation Asset Allocation Portfolio
ASSETS
Investment in the portfolios, at fair value	$56,724	$411,072	$470,958	$118,709	$136,319
Net Assets	$56,724	$411,072	$470,958	$118,709	$136,319

NET ASSETS, representing:
Equity of Participants	$56,724	$411,072	$470,957	$118,709	$136,319
Equity of The Prudential Insurance
Company of America	—	—	1	—	—
	$56,724	$411,072	$470,958	$118,709	$136,319

Units outstanding	25,870	150,104	167,461	52,536	75,168

Portfolio shares held	6,785	27,296	37,586	8,678	7,719
Portfolio net asset value per share	$8.36	$15.06	$12.53	$13.68	$17.66
Investment in portfolio shares, at cost	$53,040	$487,098	$430,300	$95,298	$82,874

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	Royce Small-Cap Portfolio (Investment Class)	Invesco V.I. Small Cap Equity Fund (Series I)	Franklin Small Cap Value VIP Fund (Class 2)	Fidelity® VIP Freedom 2030 Portfolio (Service Class)	AST Preservation Asset Allocation Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$225	$—	$5,506	$2,331	$—

EXPENSES
Charges for mortality and expense risk	—	—	—	—	—
NET INVESTMENT INCOME (LOSS)	225	—	5,506	2,331	—

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	1,013	79,552	103,901	8,529	—
Net realized gain (loss) on shares redeemed	(103)	(1,058)	(15,640)	(507)	1,164
Net change in unrealized appreciation (depreciation) on investments	(6,217)	(181,632)	(167,635)	(34,940)	(26,763)
NET GAIN (LOSS) ON INVESTMENTS	(5,307)	(103,138)	(79,374)	(26,918)	(25,599)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(5,082)	$(103,138)	$(73,868)	$(24,587)	$(25,599)

The accompanying notes are integral part of these financial statements.
A12

FINANCIAL STATEMENTS OF
THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT GI-2

STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	JPMorgan Insurance Trust Core Bond Portfolio (Class 1)	JPMorgan Insurance Trust U.S. Equity Portfolio (Class 1)	JPMorgan Insurance Trust Small Cap Core Portfolio (Class 1)	AST Cohen & Steers Realty Portfolio	Neuberger Berman AMT Sustainable Equity Portfolio (Class I)
ASSETS
Investment in the portfolios, at fair value	$8,986	$236,368	$40,445	$15,464	$—
Net Assets	$8,986	$236,368	$40,445	$15,464	$—

NET ASSETS, representing:
Equity of Participants	$8,986	$236,368	$40,445	$56	$—
Equity of The Prudential Insurance
Company of America	—	—	—	15,408	—
	$8,986	$236,368	$40,445	$15,464	$—

Units outstanding	553	5,710	854	1,004	—

Portfolio shares held	930	7,482	2,252	1,032	—
Portfolio net asset value per share	$9.67	$31.59	$17.96	$14.98	$26.80
Investment in portfolio shares, at cost	$9,803	$164,270	$30,829	$9,674	$—

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	JPMorgan Insurance Trust Core Bond Portfolio (Class 1)	JPMorgan Insurance Trust U.S. Equity Portfolio (Class 1)	JPMorgan Insurance Trust Small Cap Core Portfolio (Class 1)	AST Cohen & Steers Realty Portfolio	Neuberger Berman AMT Sustainable Equity Portfolio (Class I)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$187	$1,338	$187	$—	$—

EXPENSES
Charges for mortality and expense risk	45	1,140	191	78	—
NET INVESTMENT INCOME (LOSS)	142	198	(4)	(78)	—

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	49	37,039	8,699	—	—
Net realized gain (loss) on shares redeemed	(254)	(2,635)	(525)	14	—
Net change in unrealized appreciation (depreciation) on investments	(1,361)	(90,576)	(17,869)	(5,277)	—
NET GAIN (LOSS) ON INVESTMENTS	(1,566)	(56,172)	(9,695)	(5,263)	—

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(1,424)	$(55,974)	$(9,699)	$(5,341)	$—

The accompanying notes are integral part of these financial statements.
A13

FINANCIAL STATEMENTS OF
THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT GI-2

STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	Lazard Retirement International Equity Portfolio (Service Shares)	PIMCO All Asset Portfolio (Administrative Class)
ASSETS
Investment in the portfolios, at fair value	$474,655	$11,029
Net Assets	$474,655	$11,029

NET ASSETS, representing:
Equity of Participants	$464,474	$—
Equity of The Prudential Insurance
Company of America	10,181	11,029
	$474,655	$11,029

Units outstanding	46,619	1,000

Portfolio shares held	59,705	1,279
Portfolio net asset value per share	$7.95	$8.62
Investment in portfolio shares, at cost	$493,695	$13,485

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	Lazard Retirement International Equity Portfolio (Service Shares)	PIMCO All Asset Portfolio (Administrative Class)
	1/1/2022	1/1/2022
	to	to
	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$17,049	$894

EXPENSES
Charges for mortality and expense risk	2,054	52
NET INVESTMENT INCOME (LOSS)	14,995	842

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	52,405	931
Net realized gain (loss) on shares redeemed	(15,866)	(16)
Net change in unrealized appreciation (depreciation) on investments	(126,627)	(3,297)
NET GAIN (LOSS) ON INVESTMENTS	(90,088)	(2,382)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(75,093)	$(1,540)

The accompanying notes are integral part of these financial statements.
A14

FINANCIAL STATEMENTS OF
THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT GI-2

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	PSF PGIM Government Money Market Portfolio (Class I)	PSF PGIM Flexible Managed Portfolio (Class I)	PSF Stock Index Portfolio (Class I)	PSF PGIM Jennison Blend Portfolio (Class I)	Neuberger Berman AMT Short Duration Bond Portfolio (Class I)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$59,378	$(33,485)	$(150,651)	$(42,503)	$46,306
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	279,450	(36,305)	530,715	(18,641)
Net change in unrealized appreciation (depreciation) on investments	—	(1,508,213)	(7,123,948)	(3,482,520)	(106,252)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	59,378	(1,262,248)	(7,310,904)	(2,994,308)	(78,587)

CONTRACTHOLDER TRANSACTIONS
Participant or contractholder net payments	2,918,837	1,057,720	3,707,238	1,071,541	382,107
Policy loans, net of repayments and interest	(5,427)	(3,299)	(48,685)	(18,481)	(4,629)
Surrenders, withdrawals and death benefits	(325,705)	(395,749)	(1,501,153)	(531,697)	(67,791)
Net transfers between other subaccounts
or fixed rate option	93,164	16,751	1,778,794	104,105	15,653
Miscellaneous transactions	(876)	(446)	(4,343)	(982)	(83)
Other charges	(2,570,905)	(1,172,130)	(3,938,279)	(1,331,342)	(388,904)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACTHOLDER
TRANSACTIONS	109,088	(497,153)	(6,428)	(706,856)	(63,647)

NET INCREASE (DECREASE) IN NET ASSETS
RETAINED IN THE ACCOUNT	—	—	—	—	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	168,466	(1,759,401)	(7,317,332)	(3,701,164)	(142,234)

NET ASSETS
Beginning of period	6,431,402	8,630,844	39,234,080	12,093,388	1,468,178
End of period	$6,599,868	$6,871,443	$31,916,748	$8,392,224	$1,325,944

Beginning units	477,217	210,700	700,388	237,408	92,507
Units issued	243,135	35,016	136,849	31,919	29,299
Units redeemed	(235,158)	(48,136)	(136,256)	(46,259)	(33,291)
Ending units	485,194	197,580	700,981	223,068	88,515
The accompanying notes are integral part of these financial statements.
A15

FINANCIAL STATEMENTS OF
THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT GI-2

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	DWS High Income VIP (Class A)	MFS® Research Series (Initial Class)	BNY Mellon VIF, Opportunistic Small Cap Portfolio (Initial Shares)	Templeton Foreign VIP Fund (Class 2)	Templeton Developing Markets VIP Fund (Class 2)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$189,997	$4,580	$(14,429)	$96,473	$76,683
Capital gains distributions received	—	1,619,726	664,967	—	269,351
Net realized gain (loss) on shares redeemed	(65,505)	(76,252)	17,188	2,514	(56,357)
Net change in unrealized appreciation (depreciation) on investments	(514,155)	(4,156,162)	(1,302,823)	(488,806)	(1,305,396)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(389,663)	(2,608,108)	(635,097)	(389,819)	(1,015,719)

CONTRACTHOLDER TRANSACTIONS
Participant or contractholder net payments	727,509	1,000,839	38,279	325,796	860,715
Policy loans, net of repayments and interest	(35)	8,250	(8,522)	(10,497)	(679)
Surrenders, withdrawals and death benefits	(209,258)	(467,282)	(109,732)	(199,856)	(174,849)
Net transfers between other subaccounts
or fixed rate option	26,513	194,177	34,753	(373,072)	113,090
Miscellaneous transactions	(411)	(1,975)	(17)	(308)	(476)
Other charges	(784,096)	(1,244,115)	(197,984)	(827,458)	(863,895)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACTHOLDER
TRANSACTIONS	(239,778)	(510,106)	(243,223)	(1,085,395)	(66,094)

NET INCREASE (DECREASE) IN NET ASSETS
RETAINED IN THE ACCOUNT	—	—	—	—	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	(629,441)	(3,118,214)	(878,320)	(1,475,214)	(1,081,813)

NET ASSETS
Beginning of period	4,367,321	15,178,525	3,817,935	4,607,642	4,656,727
End of period	$3,737,880	$12,060,311	$2,939,615	$3,132,428	$3,574,914

Beginning units	141,856	282,160	87,290	232,047	101,433
Units issued	30,645	30,247	3,050	24,758	32,014
Units redeemed	(38,640)	(40,337)	(9,356)	(85,267)	(33,165)
Ending units	133,861	272,070	80,984	171,538	100,282
The accompanying notes are integral part of these financial statements.
A16

FINANCIAL STATEMENTS OF
THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT GI-2

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	PSF PGIM Total Return Bond Portfolio (Class I)	PSF PGIM High Yield Bond Portfolio (Class I)	PSF PGIM Jennison Value Portfolio (Class I)	PSF PGIM Jennison Growth Portfolio (Class I)	PSF Global Portfolio (Class I)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(533)	$(7,263)	$(7,686)	$(26,384)	$(1,412)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	5,473	(5,180)	16,310	231,487	27,325
Net change in unrealized appreciation (depreciation) on investments	(110,711)	(190,253)	(210,049)	(3,253,172)	(210,867)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(105,771)	(202,696)	(201,425)	(3,048,069)	(184,954)

CONTRACTHOLDER TRANSACTIONS
Participant or contractholder net payments	122,508	391,872	432,015	837,286	66,324
Policy loans, net of repayments and interest	(1,195)	(15,308)	2,034	(32,235)	(2,106)
Surrenders, withdrawals and death benefits	(30,512)	(46,332)	(25,138)	(244,188)	(3,955)
Net transfers between other subaccounts
or fixed rate option	(190,596)	62,428	(6,856)	97,232	(78,173)
Miscellaneous transactions	3,333	(489)	(623)	(2,561)	1,178
Other charges	(117,500)	(389,647)	(391,460)	(917,077)	(57,052)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACTHOLDER
TRANSACTIONS	(213,962)	2,524	9,972	(261,543)	(73,784)

NET INCREASE (DECREASE) IN NET ASSETS
RETAINED IN THE ACCOUNT	—	—	—	—	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	(319,733)	(200,172)	(191,453)	(3,309,612)	(258,738)

NET ASSETS
Beginning of period	824,431	1,779,966	2,584,608	8,304,488	936,965
End of period	$504,698	$1,579,794	$2,393,155	$4,994,876	$678,227

Beginning units	301,100	45,367	309,768	123,899	203,284
Units issued	52,367	13,167	29,480	23,945	30,181
Units redeemed	(139,553)	(12,958)	(47,448)	(27,845)	(66,068)
Ending units	213,914	45,576	291,800	119,999	167,397
The accompanying notes are integral part of these financial statements.
A17

FINANCIAL STATEMENTS OF
THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT GI-2

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	American Century VP Balanced Fund (Class I)	American Century VP International Fund (Class I)	American Century VP Value Fund (Class I)	T. Rowe Price Mid-Cap Growth Portfolio (Mid-Cap Growth Class)	T. Rowe Price All-Cap Opportunities Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$527	$1,632	$8,509	$(58,471)	$(18,162)
Capital gains distributions received	10,638	24,922	40,728	395,004	226,140
Net realized gain (loss) on shares redeemed	(3,528)	(4,449)	(4,379)	(344,242)	(155,910)
Net change in unrealized appreciation (depreciation) on investments	(21,071)	(74,377)	(44,422)	(3,715,691)	(1,151,163)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(13,434)	(52,272)	436	(3,723,400)	(1,099,095)

CONTRACTHOLDER TRANSACTIONS
Participant or contractholder net payments	45,198	16,656	60,396	2,028,063	775,883
Policy loans, net of repayments and interest	—	—	—	(25,679)	1,065
Surrenders, withdrawals and death benefits	—	(1,099)	(6,530)	(486,321)	(132,638)
Net transfers between other subaccounts
or fixed rate option	—	—	—	417,095	180,697
Miscellaneous transactions	(6)	(1)	41	(3,127)	(567)
Other charges	(42,951)	(12,286)	(50,781)	(2,104,302)	(666,184)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACTHOLDER
TRANSACTIONS	2,241	3,270	3,126	(174,271)	158,256

NET INCREASE (DECREASE) IN NET ASSETS
RETAINED IN THE ACCOUNT	—	—	—	—	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	(11,193)	(49,002)	3,562	(3,897,671)	(940,839)

NET ASSETS
Beginning of period	77,853	208,025	520,336	16,509,485	4,988,034
End of period	$66,660	$159,023	$523,898	$12,611,814	$4,047,195

Beginning units	2,126	6,969	8,936	144,444	68,992
Units issued	1,430	716	1,143	29,188	19,245
Units redeemed	(1,346)	(572)	(1,088)	(30,439)	(16,582)
Ending units	2,210	7,113	8,991	143,193	71,655
The accompanying notes are integral part of these financial statements.
A18

FINANCIAL STATEMENTS OF
THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT GI-2

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	PSF Small-Cap Stock Index Portfolio (Class I)	MFS® Total Return Bond Series (Initial Class)	T. Rowe Price Equity Income Portfolio (Equity Income Portfolio Class)	Janus Henderson VIT Global Research Portfolio (Institutional Shares)	Janus Henderson VIT Research Portfolio (Institutional Shares)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(20,163)	$1,669	$167,100	$2,135	$(150)
Capital gains distributions received	—	840	586,674	39,560	8,860
Net realized gain (loss) on shares redeemed	(18,311)	(718)	(57,625)	(5,356)	(569)
Net change in unrealized appreciation (depreciation) on investments	(799,456)	(13,342)	(1,147,312)	(120,016)	(27,916)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(837,930)	(11,551)	(451,163)	(83,677)	(19,775)

CONTRACTHOLDER TRANSACTIONS
Participant or contractholder net payments	715,496	20,038	1,881,735	32,221	22,234
Policy loans, net of repayments and interest	(1,571)	—	(51,646)	—	(100)
Surrenders, withdrawals and death benefits	(220,948)	(5,374)	(541,245)	(4,090)	—
Net transfers between other subaccounts
or fixed rate option	238,972	—	324,918	—	—
Miscellaneous transactions	(633)	(4)	(1,811)	110	(3)
Other charges	(698,602)	(13,917)	(2,266,697)	(34,283)	(23,727)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACTHOLDER
TRANSACTIONS	32,714	743	(654,746)	(6,042)	(1,596)

NET INCREASE (DECREASE) IN NET ASSETS
RETAINED IN THE ACCOUNT	—	—	—	—	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	(805,216)	(10,808)	(1,105,909)	(89,719)	(21,371)

NET ASSETS
Beginning of period	5,104,315	79,643	12,468,380	421,574	66,778
End of period	$4,299,099	$68,835	$11,362,471	$331,855	$45,407

Beginning units	54,253	2,945	274,279	13,045	1,369
Units issued	12,851	801	58,513	1,234	590
Units redeemed	(12,205)	(775)	(72,994)	(1,476)	(625)
Ending units	54,899	2,971	259,798	12,803	1,334

The accompanying notes are integral part of these financial statements.
A19

FINANCIAL STATEMENTS OF
THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT GI-2

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	Janus Henderson VIT Overseas Portfolio (Institutional Shares)	Lazard Retirement US Small-Mid Cap Equity Portfolio (Service Shares)	Janus Henderson VIT Enterprise Portfolio (Institutional Shares)	PSF PGIM 50/50 Balanced Portfolio (Class I)	PSF PGIM Jennison Focused Blend Portfolio (Class I)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$732	$(229)	$(18,456)	$(16,379)	$(5,545)
Capital gains distributions received	—	13,460	1,172,307	—	—
Net realized gain (loss) on shares redeemed	2,059	(1,169)	(31,397)	(5,042)	(29,255)
Net change in unrealized appreciation (depreciation) on investments	(8,584)	(20,993)	(2,528,000)	(592,137)	(355,717)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(5,793)	(8,931)	(1,405,546)	(613,558)	(390,517)

CONTRACTHOLDER TRANSACTIONS
Participant or contractholder net payments	36,853	29,468	857,450	740,940	292,833
Policy loans, net of repayments and interest	(1,295)	(187)	(92,391)	(1,780)	1,054
Surrenders, withdrawals and death benefits	(4,143)	(7,731)	(425,031)	(286,897)	(32,558)
Net transfers between other subaccounts
or fixed rate option	—	—	26,812	123,203	6,454
Miscellaneous transactions	9	6	(2,383)	(2)	(770)
Other charges	(37,028)	(30,809)	(1,018,722)	(809,620)	(199,669)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACTHOLDER
TRANSACTIONS	(5,604)	(9,253)	(654,265)	(234,156)	67,344

NET INCREASE (DECREASE) IN NET ASSETS
RETAINED IN THE ACCOUNT	—	—	—	—	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	(11,397)	(18,184)	(2,059,811)	(847,714)	(323,173)

NET ASSETS
Beginning of period	68,499	60,318	8,954,383	4,239,022	1,465,331
End of period	$57,102	$42,134	$6,894,572	$3,391,308	$1,142,158

Beginning units	1,976	1,243	138,959	128,442	30,744
Units issued	1,198	695	20,025	33,075	8,881
Units redeemed	(1,363)	(905)	(31,104)	(40,499)	(7,192)
Ending units	1,811	1,033	127,880	121,018	32,433

The accompanying notes are integral part of these financial statements.
A20

FINANCIAL STATEMENTS OF
THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT GI-2

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	DWS Small Mid Cap Value VIP (Class A)	Lazard Retirement Emerging Markets Equity Portfolio (Service Shares)	T. Rowe Price Moderate Allocation Portfolio	PSF PGIM Government Income Portfolio (Class I)	PSF Natural Resources Portfolio (Class I)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$4,190	$63,859	$20,530	$(67)	$(135)
Capital gains distributions received	15,206	—	36,218	—	—
Net realized gain (loss) on shares redeemed	(7,609)	(39,013)	(70,141)	26	5
Net change in unrealized appreciation (depreciation) on investments	(195,094)	(425,501)	(362,223)	(2,267)	5,724

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(183,307)	(400,655)	(375,616)	(2,308)	5,594

CONTRACTHOLDER TRANSACTIONS
Participant or contractholder net payments	221,335	521,579	660,471	2,331	4,186
Policy loans, net of repayments and interest	3,696	15,987	(959)	—	—
Surrenders, withdrawals and death benefits	(66,903)	(102,509)	(65,225)	(543)	—
Net transfers between other subaccounts
or fixed rate option	37,472	64,106	68,038	—	2,896
Miscellaneous transactions	(597)	(572)	(137)	—	—
Other charges	(211,032)	(514,332)	(550,755)	(2,192)	(627)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACTHOLDER
TRANSACTIONS	(16,029)	(15,741)	111,433	(404)	6,455

NET INCREASE (DECREASE) IN NET ASSETS
RETAINED IN THE ACCOUNT	—	—	—	—	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	(199,336)	(416,396)	(264,183)	(2,712)	12,049

NET ASSETS
Beginning of period	1,204,247	2,658,900	2,029,559	16,914	21,402
End of period	$1,004,911	$2,242,504	$1,765,376	$14,202	$33,451

Beginning units	33,993	168,199	67,663	1,144	1,292
Units issued	9,041	50,420	30,067	172	404
Units redeemed	(9,184)	(50,714)	(25,342)	(201)	(34)
Ending units	33,850	167,905	72,388	1,115	1,662

The accompanying notes are integral part of these financial statements.
A21

FINANCIAL STATEMENTS OF
THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT GI-2

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	T. Rowe Price International Stock Portfolio	DWS Capital Growth VIP (Class A)	Franklin Mutual Global Discovery VIP Fund (Class 2)	PIMCO Total Return Portfolio (Administrative Class)	AB VPS Sustainable International Thematic Portfolio (Class A)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$174	$661	$521	$308	$(476)
Capital gains distributions received	1,272	116,422	3,116	—	16,549
Net realized gain (loss) on shares redeemed	(2,668)	15,279	(43)	(27)	(2,923)
Net change in unrealized appreciation (depreciation) on investments	(9,601)	(426,621)	(5,455)	(2,613)	(49,244)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(10,823)	(294,259)	(1,861)	(2,332)	(36,094)

CONTRACTHOLDER TRANSACTIONS
Participant or contractholder net payments	3,431	750	—	—	18,686
Policy loans, net of repayments and interest	—	—	—	—	12
Surrenders, withdrawals and death benefits	(9,012)	—	—	—	(516)
Net transfers between other subaccounts
or fixed rate option	4,999	(61,368)	—	—	15,199
Miscellaneous transactions	3	(8)	—	—	(48)
Other charges	(2,913)	(8,476)	(705)	(102)	(9,384)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACTHOLDER
TRANSACTIONS	(3,492)	(69,102)	(705)	(102)	23,949

NET INCREASE (DECREASE) IN NET ASSETS
RETAINED IN THE ACCOUNT	—	—	—	—	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	(14,315)	(363,361)	(2,566)	(2,434)	(12,145)

NET ASSETS
Beginning of period	66,421	997,300	39,128	15,910	120,025
End of period	$52,106	$633,939	$36,562	$13,476	$107,880

Beginning units	1,919	163,631	16,894	1,152	4,928
Units issued	271	3,883	—	—	2,079
Units redeemed	(393)	(17,341)	(321)	(9)	(859)
Ending units	1,797	150,173	16,573	1,143	6,148

The accompanying notes are integral part of these financial statements.
A22

FINANCIAL STATEMENTS OF
THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT GI-2

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	Fidelity® VIP Freedom 2015 Portfolio (Service Class)	Invesco V.I. Eqv International Equity Fund (Series I)	Templeton Global Bond VIP Fund (Class 2)	Neuberger Berman AMT Mid Cap Growth Portfolio (Class I)	Fidelity® VIP Mid Cap Portfolio (Service Class)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$2,153	$666	$(42)	$(239)	$564
Capital gains distributions received	10,398	4,250	—	99,364	9,128
Net realized gain (loss) on shares redeemed	(431)	(175)	(879)	(44,300)	(684)
Net change in unrealized appreciation (depreciation) on investments	(29,425)	(13,243)	(5,820)	(301,349)	(32,639)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(17,305)	(8,502)	(6,741)	(246,524)	(23,631)

CONTRACTHOLDER TRANSACTIONS
Participant or contractholder net payments	—	—	—	—	—
Policy loans, net of repayments and interest	—	—	—	—	—
Surrenders, withdrawals and death benefits	—	—	—	—	—
Net transfers between other subaccounts
or fixed rate option	—	—	—	(111,242)	—
Miscellaneous transactions	—	—	—	—	—
Other charges	(1,997)	(735)	(2,262)	(4,995)	(2,633)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACTHOLDER
TRANSACTIONS	(1,997)	(735)	(2,262)	(116,237)	(2,633)

NET INCREASE (DECREASE) IN NET ASSETS
RETAINED IN THE ACCOUNT	—	—	—	—	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	(19,302)	(9,237)	(9,003)	(362,761)	(26,264)

NET ASSETS
Beginning of period	118,545	46,524	135,287	852,520	159,468
End of period	$99,243	$37,287	$126,284	$489,759	$133,204

Beginning units	49,911	22,699	72,928	173,562	44,111
Units issued	—	—	—	6,856	—
Units redeemed	(946)	(431)	(1,366)	(43,161)	(837)
Ending units	48,965	22,268	71,562	137,257	43,274

The accompanying notes are integral part of these financial statements.
A23

FINANCIAL STATEMENTS OF
THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT GI-2

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	Franklin Strategic Income VIP Fund (Class 2)	Fidelity® VIP Value Strategies Portfolio (Service Class)	Fidelity® VIP Government Money Market Portfolio (Service Class)	Fidelity® VIP Freedom 2025 Portfolio (Service Class)	Fidelity® VIP Contrafund® Portfolio (Service Class)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$1,268	$2,449	$11,500	$1,158	$320
Capital gains distributions received	—	11,281	—	3,848	3,809
Net realized gain (loss) on shares redeemed	(107)	9,218	—	(231)	(398)
Net change in unrealized appreciation (depreciation) on investments	(4,662)	(36,247)	—	(15,988)	(29,725)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(3,501)	(13,299)	11,500	(11,213)	(25,994)

CONTRACTHOLDER TRANSACTIONS
Participant or contractholder net payments	—	—	2,700	—	—
Policy loans, net of repayments and interest	—	—	—	—	—
Surrenders, withdrawals and death benefits	—	—	—	—	—
Net transfers between other subaccounts
or fixed rate option	—	(39,828)	568,568	—	—
Miscellaneous transactions	—	—	4,285	—	—
Other charges	(567)	(2,047)	(6,206)	(1,129)	(1,506)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACTHOLDER
TRANSACTIONS	(567)	(41,875)	569,347	(1,129)	(1,506)

NET INCREASE (DECREASE) IN NET ASSETS
RETAINED IN THE ACCOUNT	—	—	—	—	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,068)	(55,174)	580,847	(12,342)	(27,500)

NET ASSETS
Beginning of period	32,688	285,357	349,134	68,211	98,996
End of period	$28,620	$230,183	$929,981	$55,869	$71,496

Beginning units	17,254	95,113	311,287	25,736	21,569
Units issued	—	9,415	515,238	—	—
Units redeemed	(327)	(21,857)	(8,491)	(489)	(409)
Ending units	16,927	82,671	818,034	25,247	21,160
The accompanying notes are integral part of these financial statements.
A24

FINANCIAL STATEMENTS OF
THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT GI-2

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	Fidelity® VIP Freedom 2020 Portfolio (Service Class)	Fidelity® VIP Index 500 Portfolio (Service Class)	PIMCO Low Duration Portfolio (Administrative Class)	DWS Small Cap Index VIP (Class A)	Royce Micro-Cap Portfolio (Investment Class)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$1,072	$14,845	$967	$256	$—
Capital gains distributions received	5,402	8,061	—	4,808	7,120
Net realized gain (loss) on shares redeemed	(242)	1,883	(57)	46	(86)
Net change in unrealized appreciation (depreciation) on investments	(15,895)	(242,016)	(4,379)	(11,979)	(13,477)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(9,663)	(217,227)	(3,469)	(6,869)	(6,443)

CONTRACTHOLDER TRANSACTIONS
Participant or contractholder net payments	—	6,710	—	—	—
Policy loans, net of repayments and interest	—	—	—	—	—
Surrenders, withdrawals and death benefits	—	—	—	—	—
Net transfers between other subaccounts
or fixed rate option	—	22,118	—	—	—
Miscellaneous transactions	—	192	—	—	—
Other charges	(1,022)	(15,932)	(1,102)	(536)	(437)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACTHOLDER
TRANSACTIONS	(1,022)	13,088	(1,102)	(536)	(437)

NET INCREASE (DECREASE) IN NET ASSETS
RETAINED IN THE ACCOUNT	—	—	—	—	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	(10,685)	(204,139)	(4,571)	(7,405)	(6,880)

NET ASSETS
Beginning of period	61,312	1,217,693	60,717	33,445	28,782
End of period	$50,627	$1,013,554	$56,146	$26,040	$21,902

Beginning units	24,977	287,148	40,700	10,078	11,864
Units issued	—	23,855	—	—	—
Units redeemed	(474)	(18,474)	(773)	(192)	(224)
Ending units	24,503	292,529	39,927	9,886	11,640

The accompanying notes are integral part of these financial statements.
A25

FINANCIAL STATEMENTS OF
THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT GI-2

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	Royce Small-Cap Portfolio (Investment Class)	Invesco V.I. Small Cap Equity Fund (Series I)	Franklin Small Cap Value VIP Fund (Class 2)	Fidelity® VIP Freedom 2030 Portfolio (Service Class)	AST Preservation Asset Allocation Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$225	$—	$5,506	$2,331	$—
Capital gains distributions received	1,013	79,552	103,901	8,529	—
Net realized gain (loss) on shares redeemed	(103)	(1,058)	(15,640)	(507)	1,164
Net change in unrealized appreciation (depreciation) on investments	(6,217)	(181,632)	(167,635)	(34,940)	(26,763)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(5,082)	(103,138)	(73,868)	(24,587)	(25,599)

CONTRACTHOLDER TRANSACTIONS
Participant or contractholder net payments	4,010	1,950	1,950	—	—
Policy loans, net of repayments and interest	—	—	—	—	—
Surrenders, withdrawals and death benefits	—	—	—	—	—
Net transfers between other subaccounts
or fixed rate option	—	21,924	(89,906)	—	—
Miscellaneous transactions	1,241	139	821	—	—
Other charges	(1,770)	(3,853)	(6,405)	(2,397)	(2,767)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACTHOLDER
TRANSACTIONS	3,481	20,160	(93,540)	(2,397)	(2,767)

NET INCREASE (DECREASE) IN NET ASSETS
RETAINED IN THE ACCOUNT	—	—	—	—	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,601)	(82,978)	(167,408)	(26,984)	(28,366)

NET ASSETS
Beginning of period	58,325	494,050	638,366	145,693	164,685
End of period	$56,724	$411,072	$470,958	$118,709	$136,319

Beginning units	24,154	143,410	204,142	53,553	76,622
Units issued	2,482	8,019	9,687	—	—
Units redeemed	(766)	(1,325)	(46,368)	(1,017)	(1,454)
Ending units	25,870	150,104	167,461	52,536	75,168

The accompanying notes are integral part of these financial statements.
A26

FINANCIAL STATEMENTS OF
THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT GI-2

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	JPMorgan Insurance Trust Core Bond Portfolio (Class 1)	JPMorgan Insurance Trust U.S. Equity Portfolio (Class 1)	JPMorgan Insurance Trust Small Cap Core Portfolio (Class 1)	AST Cohen & Steers Realty Portfolio	Neuberger Berman AMT Sustainable Equity Portfolio (Class I)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$142	$198	$(4)	$(78)	$—
Capital gains distributions received	49	37,039	8,699	—	—
Net realized gain (loss) on shares redeemed	(254)	(2,635)	(525)	14	—
Net change in unrealized appreciation (depreciation) on investments	(1,361)	(90,576)	(17,869)	(5,277)	—

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,424)	(55,974)	(9,699)	(5,341)	—

CONTRACTHOLDER TRANSACTIONS
Participant or contractholder net payments	3,244	19,835	10,847	1,510	—
Policy loans, net of repayments and interest	—	—	—	—	—
Surrenders, withdrawals and death benefits	(1,579)	—	(1,252)	—	—
Net transfers between other subaccounts
or fixed rate option	—	—	—	—	—
Miscellaneous transactions	—	(22)	(67)	(1)	—
Other charges	(2,738)	(22,017)	(9,926)	(1,463)	—

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACTHOLDER
TRANSACTIONS	(1,073)	(2,204)	(398)	46	—

NET INCREASE (DECREASE) IN NET ASSETS
RETAINED IN THE ACCOUNT	—	—	—	—	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,497)	(58,178)	(10,097)	(5,295)	—

NET ASSETS
Beginning of period	11,483	294,546	50,542	20,759	—
End of period	$8,986	$236,368	$40,445	$15,464	$—

Beginning units	615	5,758	857	1,001	—
Units issued	187	448	219	84	—
Units redeemed	(249)	(496)	(222)	(81)	—
Ending units	553	5,710	854	1,004	—

The accompanying notes are integral part of these financial statements.
A27

FINANCIAL STATEMENTS OF
THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT GI-2

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	Lazard Retirement International Equity Portfolio (Service Shares)	PIMCO All Asset Portfolio (Administrative Class)
	1/1/2022	1/1/2022
	to	to
	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$14,995	$842
Capital gains distributions received	52,405	931
Net realized gain (loss) on shares redeemed	(15,866)	(16)
Net change in unrealized appreciation (depreciation) on investments	(126,627)	(3,297)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(75,093)	(1,540)

CONTRACTHOLDER TRANSACTIONS
Participant or contractholder net payments	71,945	—
Policy loans, net of repayments and interest	(172)	—
Surrenders, withdrawals and death benefits	(3,998)	—
Net transfers between other subaccounts
or fixed rate option	64,229	—
Miscellaneous transactions	(151)	—
Other charges	(52,280)	—

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACTHOLDER
TRANSACTIONS	79,573	—

NET INCREASE (DECREASE) IN NET ASSETS
RETAINED IN THE ACCOUNT	—	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,480	(1,540)

NET ASSETS
Beginning of period	470,175	12,569
End of period	$474,655	$11,029

Beginning units	39,066	1,000
Units issued	15,024	—
Units redeemed	(7,471)	—
Ending units	46,619	1,000

The accompanying notes are integral part of these financial statements.
A28

FINANCIAL STATEMENTS OF
THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT GI-2

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	PSF PGIM Government Money Market Portfolio (Class I)	PSF PGIM Flexible Managed Portfolio (Class I)	PSF Stock Index Portfolio (Class I)	PSF PGIM Jennison Blend Portfolio (Class I)	Neuberger Berman AMT Short Duration Bond Portfolio (Class I)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(25,890)	$(36,898)	$(159,842)	$(50,757)	$31,839
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	177,485	1,230,329	355,189	(1,021)
Net change in unrealized appreciation (depreciation) on investments	—	1,126,640	7,606,578	1,722,128	(26,901)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(25,890)	1,267,227	8,677,065	2,026,560	3,917

CONTRACTHOLDER TRANSACTIONS
Participant or contractholder net payments	2,666,250	1,162,015	3,327,099	1,125,000	387,449
Policy loans, net of repayments and interest	2,314	1,850	(25,466)	(15,692)	(594)
Surrenders, withdrawals and death benefits	(415,065)	(319,601)	(1,787,046)	(320,330)	(49,720)
Net transfers between other subaccounts
or fixed rate option	42,268	42,115	1,177,034	213,822	79,217
Miscellaneous transactions	144	(39)	(1,171)	(57)	—
Other charges	(2,252,553)	(1,106,045)	(3,692,496)	(1,322,177)	(358,075)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACTHOLDER
TRANSACTIONS	43,358	(219,705)	(1,002,046)	(319,434)	58,277

NET INCREASE (DECREASE) IN NET ASSETS
RETAINED IN THE ACCOUNT	—	—	—	(37,218)	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	17,468	1,047,522	7,675,019	1,669,908	62,194

NET ASSETS
Beginning of period	6,413,934	7,583,322	31,559,061	10,423,480	1,405,984
End of period	$6,431,402	$8,630,844	$39,234,080	$12,093,388	$1,468,178

Beginning units	473,995	216,307	719,519	253,064	88,844
Units issued	232,173	36,270	102,607	30,081	30,429
Units redeemed	(228,951)	(41,877)	(121,738)	(45,737)	(26,766)
Ending units	477,217	210,700	700,388	237,408	92,507
The accompanying notes are integral part of these financial statements.
A29

FINANCIAL STATEMENTS OF
THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT GI-2

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	DWS High Income VIP (Class A)	MFS® Research Series (Initial Class)	BNY Mellon VIF, Opportunistic Small Cap Portfolio (Initial Shares)	Templeton Foreign VIP Fund (Class 2)	Templeton Developing Markets VIP Fund (Class 2)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$183,738	$12,528	$(13,601)	$67,175	$21,930
Capital gains distributions received	—	797,873	—	—	102,841
Net realized gain (loss) on shares redeemed	(1,499)	121,701	269,068	15,575	(4,888)
Net change in unrealized appreciation (depreciation) on investments	(30,909)	2,109,655	321,523	88,070	(422,891)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	151,330	3,041,757	576,990	170,820	(303,008)

CONTRACTHOLDER TRANSACTIONS
Participant or contractholder net payments	748,800	979,024	24,544	998,679	882,949
Policy loans, net of repayments and interest	2,885	(8,166)	(1,029)	(6,658)	(6,896)
Surrenders, withdrawals and death benefits	(179,491)	(568,178)	(296,629)	(267,165)	(132,687)
Net transfers between other subaccounts
or fixed rate option	2,192	215,617	78,662	159,923	167,933
Miscellaneous transactions	27	(166)	(6)	(104)	(160)
Other charges	(743,102)	(1,188,391)	(206,939)	(990,848)	(930,735)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACTHOLDER
TRANSACTIONS	(168,689)	(570,260)	(401,397)	(106,173)	(19,596)

NET INCREASE (DECREASE) IN NET ASSETS
RETAINED IN THE ACCOUNT	—	—	—	—	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	(17,359)	2,471,497	175,593	64,647	(322,604)

NET ASSETS
Beginning of period	4,384,680	12,707,028	3,642,342	4,542,995	4,979,331
End of period	$4,367,321	$15,178,525	$3,817,935	$4,607,642	$4,656,727

Beginning units	147,462	293,502	96,551	237,233	101,767
Units issued	30,773	27,129	4,373	61,572	22,375
Units redeemed	(36,379)	(38,471)	(13,634)	(66,758)	(22,709)
Ending units	141,856	282,160	87,290	232,047	101,433
The accompanying notes are integral part of these financial statements.
A30

FINANCIAL STATEMENTS OF
THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT GI-2

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	PSF PGIM Total Return Bond Portfolio (Class I)	PSF PGIM High Yield Bond Portfolio (Class I)	PSF PGIM Jennison Value Portfolio (Class I)	PSF PGIM Jennison Growth Portfolio (Class I)	PSF Global Portfolio (Class I)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(1,155)	$(7,862)	$(7,315)	$(35,213)	$(1,580)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	57,654	13,501	81,608	10,951	8,602
Net change in unrealized appreciation (depreciation) on investments	(63,145)	117,367	495,995	1,124,178	138,914

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(6,646)	123,006	570,288	1,099,916	145,936

CONTRACTHOLDER TRANSACTIONS
Participant or contractholder net payments	147,756	411,672	457,861	816,493	76,676
Policy loans, net of repayments and interest	1,854	(963)	(375)	302	(2,042)
Surrenders, withdrawals and death benefits	(160,421)	(79,833)	(94,044)	(334,960)	(13,072)
Net transfers between other subaccounts
or fixed rate option	35,448	36,597	42,381	597,553	(20,526)
Miscellaneous transactions	7	(10)	(140,345)	(36)	46,247
Other charges	(125,638)	(372,545)	(358,841)	(964,984)	(61,935)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACTHOLDER
TRANSACTIONS	(100,994)	(5,082)	(93,363)	114,368	25,348

NET INCREASE (DECREASE) IN NET ASSETS
RETAINED IN THE ACCOUNT	(22,236)	—	(25,539)	—	(28,015)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(129,876)	117,924	451,386	1,214,284	143,269

NET ASSETS
Beginning of period	954,307	1,662,042	2,133,222	7,090,204	793,696
End of period	$824,431	$1,779,966	$2,584,608	$8,304,488	$936,965

Beginning units	290,263	45,516	388,434	122,167	200,403
Units issued	42,655	13,711	15,399	25,229	29,008
Units redeemed	(31,818)	(13,860)	(94,065)	(23,497)	(26,127)
Ending units	301,100	45,367	309,768	123,899	203,284
The accompanying notes are integral part of these financial statements.
A31

FINANCIAL STATEMENTS OF
THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT GI-2

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	American Century VP Balanced Fund (Class I)	American Century VP International Fund (Class I)	American Century VP Value Fund (Class I)	T. Rowe Price Mid-Cap Growth Portfolio (Mid-Cap Growth Class)	T. Rowe Price All-Cap Opportunities Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$202	$(596)	$6,349	$(71,832)	$(20,468)
Capital gains distributions received	3,319	5,501	—	1,650,082	918,143
Net realized gain (loss) on shares redeemed	170	242	1,974	92,238	(937)
Net change in unrealized appreciation (depreciation) on investments	6,268	10,638	92,467	450,744	(80,685)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	9,959	15,785	100,790	2,121,232	816,053

CONTRACTHOLDER TRANSACTIONS
Participant or contractholder net payments	41,897	21,750	53,989	2,026,865	734,224
Policy loans, net of repayments and interest	—	—	—	(18,739)	(35,020)
Surrenders, withdrawals and death benefits	(1,585)	—	(8,771)	(582,740)	(119,581)
Net transfers between other subaccounts
or fixed rate option	—	—	—	90,011	221,361
Miscellaneous transactions	11	1	42	(48)	(32)
Other charges	(38,596)	(15,443)	(48,879)	(2,077,311)	(617,361)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACTHOLDER
TRANSACTIONS	1,727	6,308	(3,619)	(561,962)	183,591

NET INCREASE (DECREASE) IN NET ASSETS
RETAINED IN THE ACCOUNT	—	—	—	—	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	11,686	22,093	97,171	1,559,270	999,644

NET ASSETS
Beginning of period	66,167	185,932	423,165	14,950,215	3,988,390
End of period	$77,853	$208,025	$520,336	$16,509,485	$4,988,034

Beginning units	2,082	6,743	9,009	149,557	66,343
Units issued	1,222	756	1,054	27,068	20,266
Units redeemed	(1,178)	(530)	(1,127)	(32,181)	(17,617)
Ending units	2,126	6,969	8,936	144,444	68,992
The accompanying notes are integral part of these financial statements.
A32

FINANCIAL STATEMENTS OF
THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT GI-2

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	PSF Small-Cap Stock Index Portfolio (Class I)	MFS® Total Return Bond Series (Initial Class)	T. Rowe Price Equity Income Portfolio (Equity Income Portfolio Class)	Janus Henderson VIT Global Research Portfolio (Institutional Shares)	Janus Henderson VIT Research Portfolio (Institutional Shares)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(21,692)	$1,800	$132,507	$285	$(227)
Capital gains distributions received	—	6	868,189	18,471	3,086
Net realized gain (loss) on shares redeemed	49,534	953	103,114	4,337	2,062
Net change in unrealized appreciation (depreciation) on investments	1,001,824	(3,971)	1,440,240	40,553	6,814

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,029,666	(1,212)	2,544,050	63,646	11,735

CONTRACTHOLDER TRANSACTIONS
Participant or contractholder net payments	689,338	29,424	1,778,700	27,775	25,400
Policy loans, net of repayments and interest	(10,846)	—	3,360	—	(101)
Surrenders, withdrawals and death benefits	(216,383)	(11,043)	(363,744)	(229)	(6,758)
Net transfers between other subaccounts
or fixed rate option	264,756	—	163,951	—	—
Miscellaneous transactions	(43)	(15)	(167)	65	10
Other charges	(669,430)	(24,456)	(2,021,336)	(35,776)	(23,738)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACTHOLDER
TRANSACTIONS	57,392	(6,090)	(439,236)	(8,165)	(5,187)

NET INCREASE (DECREASE) IN NET ASSETS
RETAINED IN THE ACCOUNT	—	—	—	—	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,087,058	(7,302)	2,104,814	55,481	6,548

NET ASSETS
Beginning of period	4,017,257	86,945	10,363,566	366,093	60,230
End of period	$5,104,315	$79,643	$12,468,380	$421,574	$66,778

Beginning units	53,708	3,174	284,963	13,318	1,479
Units issued	12,837	1,215	54,623	943	580
Units redeemed	(12,292)	(1,444)	(65,307)	(1,216)	(690)
Ending units	54,253	2,945	274,279	13,045	1,369
The accompanying notes are integral part of these financial statements.
A33

FINANCIAL STATEMENTS OF
THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT GI-2

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	Janus Henderson VIT Overseas Portfolio (Institutional Shares)	Lazard Retirement US Small-Mid Cap Equity Portfolio (Service Shares)	Janus Henderson VIT Enterprise Portfolio (Institutional Shares)	PSF PGIM 50/50 Balanced Portfolio (Class I)	PSF PGIM Jennison Focused Blend Portfolio (Class I)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$459	$(233)	$(11,369)	$(17,887)	$(5,985)
Capital gains distributions received	—	67	709,847	—	—
Net realized gain (loss) on shares redeemed	3,195	270	42,109	31,327	3,311
Net change in unrealized appreciation (depreciation) on investments	4,688	9,646	532,694	465,933	193,927

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	8,342	9,750	1,273,281	479,373	191,253

CONTRACTHOLDER TRANSACTIONS
Participant or contractholder net payments	42,365	28,197	844,233	696,750	256,629
Policy loans, net of repayments and interest	(1,096)	621	6,486	(8,471)	(9,783)
Surrenders, withdrawals and death benefits	(5,664)	(1,696)	(283,782)	(181,431)	(56,601)
Net transfers between other subaccounts
or fixed rate option	—	29	271,615	281,529	99,922
Miscellaneous transactions	15	37	925	39	(36)
Other charges	(41,460)	(27,843)	(982,176)	(772,206)	(201,134)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACTHOLDER
TRANSACTIONS	(5,840)	(655)	(142,699)	16,210	88,997

NET INCREASE (DECREASE) IN NET ASSETS
RETAINED IN THE ACCOUNT	—	—	—	—	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,502	9,095	1,130,582	495,583	280,250

NET ASSETS
Beginning of period	65,997	51,223	7,823,801	3,743,439	1,185,081
End of period	$68,499	$60,318	$8,954,383	$4,239,022	$1,465,331

Beginning units	2,153	1,260	141,220	128,025	28,921
Units issued	1,264	628	19,768	38,085	9,482
Units redeemed	(1,441)	(645)	(22,029)	(37,668)	(7,659)
Ending units	1,976	1,243	138,959	128,442	30,744
The accompanying notes are integral part of these financial statements.
A34

FINANCIAL STATEMENTS OF
THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT GI-2

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	DWS Small Mid Cap Value VIP (Class A)	Lazard Retirement Emerging Markets Equity Portfolio (Service Shares)	T. Rowe Price Moderate Allocation Portfolio	PSF PGIM Government Income Portfolio (Class I)	PSF Natural Resources Portfolio (Class I)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$8,644	$37,169	$10,326	$(79)	$(83)
Capital gains distributions received	—	—	187,061	—	—
Net realized gain (loss) on shares redeemed	(3,780)	4,721	2,959	(8)	4
Net change in unrealized appreciation (depreciation) on investments	265,133	81,470	(32,206)	(553)	3,716

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	269,997	123,360	168,140	(640)	3,637

CONTRACTHOLDER TRANSACTIONS
Participant or contractholder net payments	257,866	526,793	600,380	4,348	1,325
Policy loans, net of repayments and interest	(115)	(7,738)	(165)	—	—
Surrenders, withdrawals and death benefits	(39,549)	(75,032)	(79,241)	—	(6)
Net transfers between other subaccounts
or fixed rate option	40,719	119,373	138,919	(946)	3,765
Miscellaneous transactions	7	(127)	(253)	—	—
Other charges	(205,637)	(509,391)	(542,862)	(3,553)	(581)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACTHOLDER
TRANSACTIONS	53,291	53,878	116,778	(151)	4,503

NET INCREASE (DECREASE) IN NET ASSETS
RETAINED IN THE ACCOUNT	—	—	—	—	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	323,288	177,238	284,918	(791)	8,140

NET ASSETS
Beginning of period	880,959	2,481,662	1,744,641	17,705	13,262
End of period	$1,204,247	$2,658,900	$2,029,559	$16,914	$21,402

Beginning units	32,309	164,827	63,731	1,154	1,001
Units issued	10,240	43,382	25,607	291	330
Units redeemed	(8,556)	(40,010)	(21,675)	(301)	(39)
Ending units	33,993	168,199	67,663	1,144	1,292
The accompanying notes are integral part of these financial statements.
A35

FINANCIAL STATEMENTS OF
THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT GI-2

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	T. Rowe Price International Stock Portfolio	DWS Capital Growth VIP (Class A)	Franklin Mutual Global Discovery VIP Fund (Class 2)	PIMCO Total Return Portfolio (Administrative Class)	AB VPS Sustainable International Thematic Portfolio (Class A)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$139	$2,071	$1,015	$219	$(480)
Capital gains distributions received	4,448	51,875	—	679	9,776
Net realized gain (loss) on shares redeemed	(39)	1,247	1,000	(5)	(106)
Net change in unrealized appreciation (depreciation) on investments	(4,380)	136,328	7,477	(1,172)	(1,969)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	168	191,521	9,492	(279)	7,221

CONTRACTHOLDER TRANSACTIONS
Participant or contractholder net payments	5,282	12,868	—	—	19,607
Policy loans, net of repayments and interest	—	—	—	—	(132)
Surrenders, withdrawals and death benefits	—	—	—	—	(703)
Net transfers between other subaccounts
or fixed rate option	12,237	(39,948)	—	—	10,073
Miscellaneous transactions	2	34,422	—	—	—
Other charges	(4,132)	(9,308)	(612)	(111)	(8,075)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACTHOLDER
TRANSACTIONS	13,389	(1,966)	(612)	(111)	20,770

NET INCREASE (DECREASE) IN NET ASSETS
RETAINED IN THE ACCOUNT	—	(52,174)	(22,525)	—	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	13,557	137,381	(13,645)	(390)	27,991

NET ASSETS
Beginning of period	52,864	859,919	52,773	16,300	92,034
End of period	$66,421	$997,300	$39,128	$15,910	$120,025

Beginning units	1,541	173,249	27,176	1,160	4,072
Units issued	494	10,373	—	—	1,234
Units redeemed	(116)	(19,991)	(10,282)	(8)	(378)
Ending units	1,919	163,631	16,894	1,152	4,928

The accompanying notes are integral part of these financial statements.
A36

FINANCIAL STATEMENTS OF
THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT GI-2

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	Fidelity® VIP Freedom 2015 Portfolio (Service Class)	Invesco V.I. Eqv International Equity Fund (Series I)	Templeton Global Bond VIP Fund (Class 2)	Neuberger Berman AMT Mid Cap Growth Portfolio (Class I)	Fidelity® VIP Mid Cap Portfolio (Service Class)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$1,157	$594	$(18)	$(299)	$772
Capital gains distributions received	5,524	3,137	—	89,175	24,248
Net realized gain (loss) on shares redeemed	2,579	6,923	(5,383)	(748)	12,665
Net change in unrealized appreciation (depreciation) on investments	191	(6,811)	(1,864)	6,746	(244)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	9,451	3,843	(7,265)	94,874	37,441

CONTRACTHOLDER TRANSACTIONS
Participant or contractholder net payments	—	—	—	13,859	—
Policy loans, net of repayments and interest	—	—	—	—	—
Surrenders, withdrawals and death benefits	—	—	—	—	—
Net transfers between other subaccounts
or fixed rate option	—	—	—	(11,288)	—
Miscellaneous transactions	—	—	—	83,136	—
Other charges	(1,902)	(759)	(2,128)	(5,948)	(2,417)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACTHOLDER
TRANSACTIONS	(1,902)	(759)	(2,128)	79,759	(2,417)

NET INCREASE (DECREASE) IN NET ASSETS
RETAINED IN THE ACCOUNT	(24,822)	(20,596)	(6,709)	(41,291)	(34,682)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(17,273)	(17,512)	(16,102)	133,342	342

NET ASSETS
Beginning of period	135,818	64,036	151,389	719,178	159,126
End of period	$118,545	$46,524	$135,287	$852,520	$159,468

Beginning units	61,542	33,111	82,444	164,802	55,367
Units issued	—	—	1,000	23,744	—
Units redeemed	(11,631)	(10,412)	(10,516)	(14,984)	(11,256)
Ending units	49,911	22,699	72,928	173,562	44,111
The accompanying notes are integral part of these financial statements.
A37

FINANCIAL STATEMENTS OF
THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT GI-2

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	Franklin Strategic Income VIP Fund (Class 2)	Fidelity® VIP Value Strategies Portfolio (Service Class)	Fidelity® VIP Government Money Market Portfolio (Service Class)	Fidelity® VIP Freedom 2025 Portfolio (Service Class)	Fidelity® VIP Contrafund® Portfolio (Service Class)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$1,081	$3,812	$30	$655	$63
Capital gains distributions received	—	22,564	—	2,859	12,907
Net realized gain (loss) on shares redeemed	(2,242)	2,468	—	5,781	17,409
Net change in unrealized appreciation (depreciation) on investments	1,984	43,484	—	(1,147)	(5,433)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	823	72,328	30	8,148	24,946

CONTRACTHOLDER TRANSACTIONS
Participant or contractholder net payments	—	3,425	10,349	—	—
Policy loans, net of repayments and interest	—	—	—	—	—
Surrenders, withdrawals and death benefits	—	—	—	—	—
Net transfers between other subaccounts
or fixed rate option	—	(37,369)	94,875	—	—
Miscellaneous transactions	—	72,008	—	—	—
Other charges	(537)	(2,161)	(2,468)	(1,083)	(1,447)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACTHOLDER
TRANSACTIONS	(537)	35,903	102,756	(1,083)	(1,447)

NET INCREASE (DECREASE) IN NET ASSETS
RETAINED IN THE ACCOUNT	(18,501)	(28,079)	(11,195)	(25,196)	(39,925)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(18,215)	80,152	91,591	(18,131)	(16,426)

NET ASSETS
Beginning of period	50,903	205,205	257,543	86,342	115,422
End of period	$32,688	$285,357	$349,134	$68,211	$98,996

Beginning units	27,436	91,350	229,647	36,088	32,150
Units issued	—	28,117	93,822	—	—
Units redeemed	(10,182)	(24,354)	(12,182)	(10,352)	(10,581)
Ending units	17,254	95,113	311,287	25,736	21,569
The accompanying notes are integral part of these financial statements.
A38

FINANCIAL STATEMENTS OF
THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT GI-2

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	Fidelity® VIP Freedom 2020 Portfolio (Service Class)	Fidelity® VIP Index 500 Portfolio (Service Class)	PIMCO Low Duration Portfolio (Administrative Class)	DWS Small Cap Index VIP (Class A)	Royce Micro-Cap Portfolio (Investment Class)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$608	$13,113	$348	$543	$—
Capital gains distributions received	4,058	8,515	—	3,775	1,247
Net realized gain (loss) on shares redeemed	3,315	41,388	124	6,845	8,562
Net change in unrealized appreciation (depreciation) on investments	(1,409)	218,206	(1,031)	(2,902)	1,055

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	6,572	281,222	(559)	8,261	10,864

CONTRACTHOLDER TRANSACTIONS
Participant or contractholder net payments	—	19,794	—	—	—
Policy loans, net of repayments and interest	—	—	—	—	—
Surrenders, withdrawals and death benefits	—	—	—	—	—
Net transfers between other subaccounts
or fixed rate option	—	(5,192)	—	—	—
Miscellaneous transactions	—	(56,653)	—	—	—
Other charges	(978)	(14,781)	(1,015)	(546)	(442)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACTHOLDER
TRANSACTIONS	(978)	(56,832)	(1,015)	(546)	(442)

NET INCREASE (DECREASE) IN NET ASSETS
RETAINED IN THE ACCOUNT	(23,602)	(58,353)	(14,791)	(31,854)	(22,723)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(18,008)	166,037	(16,365)	(24,139)	(12,301)

NET ASSETS
Beginning of period	79,320	1,051,656	77,082	57,584	41,083
End of period	$61,312	$1,217,693	$60,717	$33,445	$28,782

Beginning units	35,391	318,586	51,190	20,246	22,282
Units issued	—	7,443	—	—	—
Units redeemed	(10,414)	(38,881)	(10,490)	(10,168)	(10,418)
Ending units	24,977	287,148	40,700	10,078	11,864

The accompanying notes are integral part of these financial statements.
A39

FINANCIAL STATEMENTS OF
THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT GI-2

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	Royce Small-Cap Portfolio (Investment Class)	Invesco V.I. Small Cap Equity Fund (Series I)	Franklin Small Cap Value VIP Fund (Class 2)	Fidelity® VIP Freedom 2030 Portfolio (Service Class)	AST Preservation Asset Allocation Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$794	$811	$6,268	$1,411	$—
Capital gains distributions received	—	25,671	16,597	6,536	—
Net realized gain (loss) on shares redeemed	(88)	(20)	10,536	4,851	9,816
Net change in unrealized appreciation (depreciation) on investments	16,438	41,844	130,612	5,020	491

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	17,144	68,306	164,013	17,818	10,307

CONTRACTHOLDER TRANSACTIONS
Participant or contractholder net payments	5,294	11,179	9,107	—	—
Policy loans, net of repayments and interest	—	—	—	—	—
Surrenders, withdrawals and death benefits	—	—	—	—	—
Net transfers between other subaccounts
or fixed rate option	—	23,674	(11,578)	—	—
Miscellaneous transactions	—	113,633	(149,508)	—	—
Other charges	(1,650)	(3,556)	(6,765)	(2,302)	(2,647)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACTHOLDER
TRANSACTIONS	3,644	144,930	(158,744)	(2,302)	(2,647)

NET INCREASE (DECREASE) IN NET ASSETS
RETAINED IN THE ACCOUNT	(23,085)	(32,938)	(36,811)	(26,103)	(20,365)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,297)	180,298	(31,542)	(10,587)	(12,705)

NET ASSETS
Beginning of period	60,622	313,752	669,908	156,280	177,390
End of period	$58,325	$494,050	$638,366	$145,693	$164,685

Beginning units	32,566	109,780	268,750	64,496	87,698
Units issued	2,241	46,371	8,944	—	—
Units redeemed	(10,653)	(12,741)	(73,552)	(10,943)	(11,076)
Ending units	24,154	143,410	204,142	53,553	76,622
The accompanying notes are integral part of these financial statements.
A40

FINANCIAL STATEMENTS OF
THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT GI-2

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	JPMorgan Insurance Trust Core Bond Portfolio (Class 1)	JPMorgan Insurance Trust U.S. Equity Portfolio (Class 1)	JPMorgan Insurance Trust Small Cap Core Portfolio (Class 1)	AST Cohen & Steers Realty Portfolio	Neuberger Berman AMT Sustainable Equity Portfolio (Class I)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$162	$751	$27	$(79)	$—
Capital gains distributions received	156	11,534	1,194	—	—
Net realized gain (loss) on shares redeemed	(32)	543	349	54	130
Net change in unrealized appreciation (depreciation) on investments	(484)	53,221	7,254	6,193	(121)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(198)	66,049	8,824	6,168	9

CONTRACTHOLDER TRANSACTIONS
Participant or contractholder net payments	4,289	20,122	12,580	1,573	—
Policy loans, net of repayments and interest	—	—	—	—	—
Surrenders, withdrawals and death benefits	—	—	—	—	(274)
Net transfers between other subaccounts
or fixed rate option	—	—	—	—	—
Miscellaneous transactions	—	29	28	—	—
Other charges	(3,302)	(21,805)	(12,476)	(1,616)	(93)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACTHOLDER
TRANSACTIONS	987	(1,654)	132	(43)	(367)

NET INCREASE (DECREASE) IN NET ASSETS
RETAINED IN THE ACCOUNT	—	—	—	—	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	789	64,395	8,956	6,125	(358)

NET ASSETS
Beginning of period	10,694	230,151	41,586	14,634	358
End of period	$11,483	$294,546	$50,542	$20,759	$—

Beginning units	563	5,794	852	1,004	9
Units issued	229	453	226	89	—
Units redeemed	(177)	(489)	(221)	(92)	(9)
Ending units	615	5,758	857	1,001	—
The accompanying notes are integral part of these financial statements.
A41

FINANCIAL STATEMENTS OF
THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT GI-2

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	Lazard Retirement International Equity Portfolio (Service Shares)	PIMCO All Asset Portfolio (Administrative Class)
	1/1/2021	1/1/2021
	to	to
	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$2,058	$1,281
Capital gains distributions received	5,225	—
Net realized gain (loss) on shares redeemed	2,199	(1)
Net change in unrealized appreciation (depreciation) on investments	12,212	427

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	21,694	1,707

CONTRACTHOLDER TRANSACTIONS
Participant or contractholder net payments	48,151	—
Policy loans, net of repayments and interest	(170)	—
Surrenders, withdrawals and death benefits	(28,420)	—
Net transfers between other subaccounts
or fixed rate option	44,094	—
Miscellaneous transactions	(33)	—
Other charges	(39,667)	—

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACTHOLDER
TRANSACTIONS	23,955	—

NET INCREASE (DECREASE) IN NET ASSETS
RETAINED IN THE ACCOUNT	—	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	45,649	1,707

NET ASSETS
Beginning of period	424,526	10,862
End of period	$470,175	$12,569

Beginning units	37,162	1,000
Units issued	9184	—
Units redeemed	(7,280)	—
Ending units	39,066	1,000
The accompanying notes are integral part of these financial statements.
A42

NOTES TO FINANCIAL STATEMENTS OF
THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT GI-2
December 31, 2022

Note 1:    General

The Prudential Variable Contract Account GI-2 (the “Account”) was established under the laws of the State of New Jersey on June 14, 1988 as a separate investment account of The Prudential Insurance Company of America (“Prudential”), which is a wholly-owned subsidiary of Prudential Financial, Inc. (“Prudential Financial”). Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Prudential. Proceeds from purchases of Group Variable Universal Life, AICPA 2022 Group Variable Universal Life for Members and PruBenefit Select contracts (individually, a “contract” or “product” and collectively, the “contracts” or “products”) are invested in the Account. The portion of the Account’s assets applicable to the contracts is not chargeable with liabilities arising out of any other business Prudential may conduct.

The Account is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is a funding vehicle for group insurance contracts which are generally issued to employers, associations, sponsoring organizations or trusts (individually, a “contractholder" and collectively, the “contractholders”) who make contributions on behalf of their employees or members. A person for whom contributions have been made and to whom contributions remain credited under a Group Variable Universal Life or an AICPA 2022 Group Variable Universal Life for Members contract is a “participant.” Under a PruBenefit Select contract, the contractholder makes all premium contributions on behalf of the employees (who are the “Covered Persons” under a PruBenefit Select contract) and is generally the sole beneficiary of the death benefits.

The contracts offer the option to invest in various subaccounts listed below, each of which invests in a corresponding portfolio of either The Prudential Series Fund, the Advanced Series Trust or one of the non-Prudential administered funds (collectively, the “Portfolios”). Investment options vary by contract.

The corresponding subaccount names are as follows:

PSF PGIM Government Money Market Portfolio (Class I)
PSF PGIM Flexible Managed Portfolio (Class I)
PSF Stock Index Portfolio (Class I)
PSF PGIM Jennison Blend Portfolio (Class I)
Neuberger Berman AMT Short Duration Bond Portfolio (Class I)
DWS High Income VIP (Class A)
MFS® Research Series (Initial Class)
BNY Mellon VIF, Opportunistic Small Cap Portfolio (Initial Shares)
Templeton Foreign VIP Fund (Class 2)
Templeton Developing Markets VIP Fund (Class 2)
PSF PGIM Total Return Bond Portfolio (Class I)
PSF PGIM High Yield Bond Portfolio (Class I)
PSF PGIM Jennison Value Portfolio (Class I)
PSF PGIM Jennison Growth Portfolio (Class I)
PSF Global Portfolio (Class I)
American Century VP Balanced Fund (Class I)
American Century VP International Fund (Class I)
American Century VP Value Fund (Class I)
T. Rowe Price Mid-Cap Growth Portfolio (Mid-Cap Growth Class)
T. Rowe Price All-Cap Opportunities Portfolio
PSF Small-Cap Stock Index Portfolio (Class I)
MFS® Total Return Bond Series (Initial Class)
T. Rowe Price Equity Income Portfolio (Equity Income Portfolio Class)
Janus Henderson VIT Global Research Portfolio (Institutional Shares)
Janus Henderson VIT Research Portfolio (Institutional Shares)
A43

Note 1:    General (continued)

Janus Henderson VIT Overseas Portfolio (Institutional Shares)
Lazard Retirement US Small-Mid Cap Equity Portfolio (Service Shares)
Janus Henderson VIT Enterprise Portfolio (Institutional Shares)
PSF PGIM 50/50 Balanced Portfolio (Class I)
PSF PGIM Jennison Focused Blend Portfolio (Class I)
DWS Small Mid Cap Value VIP (Class A)
Lazard Retirement Emerging Markets Equity Portfolio (Service Shares)
T. Rowe Price Moderate Allocation Portfolio
PSF PGIM Government Income Portfolio (Class I)
PSF Natural Resources Portfolio (Class I)
T. Rowe Price International Stock Portfolio
DWS Capital Growth VIP (Class A)
Franklin Mutual Global Discovery VIP Fund (Class 2)
PIMCO Total Return Portfolio (Administrative Class)
AB VPS Sustainable International Thematic Portfolio (Class A) (formerly AB VPS International Growth Portfolio (Class A))
Fidelity® VIP Freedom 2015 Portfolio (Service Class)
Invesco V.I. Eqv International Equity Fund (Series I) (formerly Invesco V.I. International Growth Fund (Series I))
Templeton Global Bond VIP Fund (Class 2)
Neuberger Berman AMT Mid Cap Growth Portfolio (Class I)
Fidelity® VIP Mid Cap Portfolio (Service Class)
Franklin Strategic Income VIP Fund (Class 2)
Fidelity® VIP Value Strategies Portfolio (Service Class)
Fidelity® VIP Government Money Market Portfolio (Service Class)
Fidelity® VIP Freedom 2025 Portfolio (Service Class)
Fidelity® VIP Contrafund® Portfolio (Service Class)
Fidelity® VIP Freedom 2020 Portfolio (Service Class)
Fidelity® VIP Index 500 Portfolio (Service Class)
PIMCO Low Duration Portfolio (Administrative Class)
DWS Small Cap Index VIP (Class A)
Royce Micro-Cap Portfolio (Investment Class)
Royce Small-Cap Portfolio (Investment Class)
Invesco V.I. Small Cap Equity Fund (Series I)
Franklin Small Cap Value VIP Fund (Class 2)
Fidelity® VIP Freedom 2030 Portfolio (Service Class)
AST Preservation Asset Allocation Portfolio
JPMorgan Insurance Trust Core Bond Portfolio (Class 1)
JPMorgan Insurance Trust U.S. Equity Portfolio (Class 1)
JPMorgan Insurance Trust Small Cap Core Portfolio (Class 1)
AST Cohen & Steers Realty Portfolio
Neuberger Berman AMT Sustainable Equity Portfolio (Class I)*
Lazard Retirement International Equity Portfolio (Service Shares)
PIMCO All Asset Portfolio (Administrative Class)
AST Mid-Cap Value Portfolio*
Invesco V.I. Equity and Income Fund (Series I)*
Invesco V.I. Government Securities Fund (Series I)*
Neuberger Berman AMT International Equity (Class S)*
PIMCO Long-Term U.S. Government Portfolio (Administrative Class)*

*    Subaccount was available for investment but had no assets as of December 31, 2022, and had no activity during 2022.

There were no mergers during the period ended December 31, 2022.

New sales of PruBenefit Select which invests in the Account have been discontinued. However, premium payments made by contractholders will continue to be received by the Account, subject to the rules of the product and any optional benefits, if elected.

The Portfolios are open-end management investment companies, and each portfolio of The Prudential Series Fund and the Advanced Series Trust is managed by affiliates of Prudential. Each subaccount of the Account indirectly bears exposure to the market, credit and liquidity risks of the portfolio in which it invests.
A44

Note 1:    General (continued)
Market Disruption, Geopolitical and Market Events Risks

Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts, geopolitical developments, terrorism, natural disasters and public health epidemics (including the global outbreak of COVID-19). The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of risks to the portfolios in which each subaccount invests in.

Recent failures of certain U.S. and international banks and actions taken by government intervention may at times result in unusually high market volatility, which could negatively impact performance of the portfolios in which each subaccount invests in.

COVID-19 has resulted in extreme stress and disruption in the global economy and financial markets. The pandemic has adversely impacted, and may continue to adversely impact, the financial performance of the portfolios in which the subaccounts invest. Management will continue to monitor developments, and their impact on the Account and the fair value of the portfolios.

These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolios. Additional information on these Portfolios is available upon request to the appropriate companies.

Note 2:     Significant Accounting Policies

The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services-Investment Companies, which is part of the generally accepted accounting principles in the United States of America (“GAAP”). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The most significant estimates relate to the valuation of investments in the Portfolios. Subsequent events have been evaluated through the date these financial statements were issued, and no adjustment or disclosure is required in the financial statements.

Investments - The investments in shares of the Portfolios are stated at the reported net asset value per share of the respective Portfolios, which is based on the fair value of the underlying securities in the respective Portfolios. All changes in fair value are recorded as net change in unrealized appreciation (depreciation) on investments in the Statements of Operations of the applicable subaccounts.

Security Transactions - Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold. Realized gains and losses on security transactions are determined based upon the specific identification method.

Dividend Income and Distributions Received - Dividend and capital gain distributions received are reinvested in additional shares of the Portfolios and are recorded on the ex-distribution date.

Note 3:     Fair Value Measurements

Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:
Level 1 - Fair value is based on unadjusted quoted prices in active markets for identical assets or liabilities that the Account can access.
Level 2 - Fair value is based on significant inputs, other than Level 1 inputs, that are observable for the investment, either directly or indirectly, for substantially the full term of the investment through
A45

Note 3:    Fair Value Measurements (continued)

corroboration with observable market data. Level 2 inputs include the reported net asset value per share of the underlying portfolio, quoted market prices in active markets for similar investments, quoted market prices in markets that are not active for identical or similar investments, and other market observable inputs.
Level 3 - Fair value is based on at least one significant unobservable input for the investment, which may require significant judgment or estimation in determining the fair value.
As of December 31, 2022, management determined that the fair value inputs for all of the Account’s investments, which consist solely of investments in open-end mutual funds registered with the SEC, were considered Level 2.

Note 4:    Taxes

Prudential is taxed as a “life insurance company” as defined by the Internal Revenue Code. The results of operations of the Account form a part of Prudential Financial’s consolidated federal tax return. No federal, state or local income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements. Prudential management will review periodically the status of the policy in the event of changes in the tax law.

Note 5:    Purchases and Sales of Investments

The aggregate costs of purchases and proceeds from sales, excluding distributions received and reinvested, of investments in the Portfolios for the period ended December 31, 2022 were as follows:

	Purchases	Sales
PSF PGIM Government Money Market Portfolio (Class I)	$1,841,283	$1,760,891
PSF PGIM Flexible Managed Portfolio (Class I)	680,516	1,211,154
PSF Stock Index Portfolio (Class I)	3,905,831	4,062,909
PSF PGIM Jennison Blend Portfolio (Class I)	692,276	1,441,635
Neuberger Berman AMT Short Duration Bond Portfolio (Class I)	248,978	318,680
DWS High Income VIP (Class A)	503,450	760,597
MFS® Research Series (Initial Class)	850,485	1,418,070
BNY Mellon VIF, Opportunistic Small Cap Portfolio (Initial Shares)	81,508	339,161
Templeton Foreign VIP Fund (Class 2)	267,057	1,369,042
Templeton Developing Markets VIP Fund (Class 2)	665,283	747,909
PSF PGIM Total Return Bond Portfolio (Class I)	101,661	316,156
PSF PGIM High Yield Bond Portfolio (Class I)	273,089	277,829
PSF PGIM Jennison Value Portfolio (Class I)	390,009	387,722
PSF PGIM Jennison Growth Portfolio (Class I)	674,504	962,431
PSF Global Portfolio (Class I)	126,811	202,006
American Century VP Balanced Fund (Class I)	42,597	40,663
American Century VP International Fund (Class I)	16,054	13,520
American Century VP Value Fund (Class I)	57,737	56,928
T. Rowe Price Mid-Cap Growth Portfolio (Mid-Cap Growth Class)	1,519,940	1,752,682
T. Rowe Price All-Cap Opportunities Portfolio	782,335	642,242
PSF Small-Cap Stock Index Portfolio (Class I)	655,461	642,911
MFS® Total Return Bond Series (Initial Class)	15,053	14,635
T. Rowe Price Equity Income Portfolio (Equity Income Portfolio Class)	1,481,598	2,189,339
Janus Henderson VIT Global Research Portfolio (Institutional Shares)	26,099	33,738
Janus Henderson VIT Research Portfolio (Institutional Shares)	16,625	18,452
Janus Henderson VIT Overseas Portfolio (Institutional Shares)	24,323	30,185
Lazard Retirement US Small-Mid Cap Equity Portfolio (Service Shares)	18,819	28,301
Janus Henderson VIT Enterprise Portfolio (Institutional Shares)	609,943	1,297,158
PSF PGIM 50/50 Balanced Portfolio (Class I)	553,890	804,425
PSF PGIM Jennison Focused Blend Portfolio (Class I)	236,908	175,109
DWS Small Mid Cap Value VIP (Class A)	173,996	194,673
Lazard Retirement Emerging Markets Equity Portfolio (Service Shares)	426,419	452,632
T. Rowe Price Moderate Allocation Portfolio	499,212	395,898
A46

Note 5:    Purchases and Sales of Investments (continued)

	Purchases	Sales
PSF PGIM Government Income Portfolio (Class I)	$492	$962
PSF Natural Resources Portfolio (Class I)	6,457	137
T. Rowe Price International Stock Portfolio	6,844	10,583
DWS Capital Growth VIP (Class A)	10,890	79,992
Franklin Mutual Global Discovery VIP Fund (Class 2)	—	705
PIMCO Total Return Portfolio (Administrative Class)	—	166
AB VPS Sustainable International Thematic Portfolio (Class A)	32,233	8,760
Fidelity® VIP Freedom 2015 Portfolio (Service Class)	—	1,997
Invesco V.I. Eqv International Equity Fund (Series I)	—	736
Templeton Global Bond VIP Fund (Class 2)	—	2,305
Neuberger Berman AMT Mid Cap Growth Portfolio (Class I)	18,107	134,584
Fidelity® VIP Mid Cap Portfolio (Service Class)	—	2,633
Franklin Strategic Income VIP Fund (Class 2)	—	567
Fidelity® VIP Value Strategies Portfolio (Service Class)	23,018	64,895
Fidelity® VIP Government Money Market Portfolio (Service Class)	576,298	6,951
Fidelity® VIP Freedom 2025 Portfolio (Service Class)	—	1,129
Fidelity® VIP Contrafund® Portfolio (Service Class)	—	1,507
Fidelity® VIP Freedom 2020 Portfolio (Service Class)	—	1,022
Fidelity® VIP Index 500 Portfolio (Service Class)	79,448	66,361
PIMCO Low Duration Portfolio (Administrative Class)	—	1,103
DWS Small Cap Index VIP (Class A)	—	536
Royce Micro-Cap Portfolio (Investment Class)	—	437
Royce Small-Cap Portfolio (Investment Class)	5,138	1,658
Invesco V.I. Small Cap Equity Fund (Series I)	23,940	3,780
Franklin Small Cap Value VIP Fund (Class 2)	26,990	120,530
Fidelity® VIP Freedom 2030 Portfolio (Service Class)	—	2,397
AST Preservation Asset Allocation Portfolio	—	2,768
JPMorgan Insurance Trust Core Bond Portfolio (Class 1)	3,102	4,220
JPMorgan Insurance Trust U.S. Equity Portfolio (Class 1)	15,719	19,064
JPMorgan Insurance Trust Small Cap Core Portfolio (Class 1)	9,170	9,760
AST Cohen & Steers Realty Portfolio	124	155
Neuberger Berman AMT Sustainable Equity Portfolio (Class I)	—	—
Lazard Retirement International Equity Portfolio (Service Shares)	130,598	53,079
PIMCO All Asset Portfolio (Administrative Class)	—	51

Note 6:    Related Party Transactions

The Account has extensive transactions and relationships with Prudential and other affiliates. Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties. Prudential Financial and its affiliates perform various services on behalf of the portfolios of The Prudential Series Fund and the Advanced Series Trust in which the Account invests and may receive fees for the services performed. These services include, among other things, investment management, subadvisory, shareholder communications, postage, transfer agency and various other record keeping, administrative and customer service functions.

The Prudential Series Fund has entered into a management agreement with PGIM Investments LLC ("PGIM Investments"), and the Advanced Series Trust has entered into a management agreement with PGIM Investments and AST Investment Services, Inc., both indirect, wholly-owned subsidiaries of Prudential Financial (together, the “Investment Managers”). Pursuant to these agreements, the Investment Managers have responsibility for all investment advisory services and supervise the subadvisers’ performance of such services with respect to each portfolio of The Prudential Series Fund and the Advanced Series Trust. The Investment Managers have entered into subadvisory agreements with several subadvisers, including PGIM, Inc., PGIM Limited, Jennison Associates LLC, and PGIM
A47

Note 6:    Related Party Transactions (continued)

Quantitative Solutions LLC, each of which are indirect, wholly-owned subsidiaries of Prudential Financial.

The Prudential Series Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the Class I and Class II shares of the portfolios of The Prudential Series Fund. No distribution or service (12b-1) fees are paid to PIMS as distributor of the Class I shares of the portfolios of The Prudential Series Fund, which is the class of shares owned by the Account.

The Advanced Series Trust has a distribution agreement with Prudential Annuities Distributors, Inc. (“PAD”), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the shares of each portfolio of the Advanced Series Trust. Distribution and service fees are paid to PAD by most portfolios of the Advanced Series Trust.

Prudential Mutual Fund Services LLC, an affiliate of the Investment Managers and an indirect, wholly-owned subsidiary of Prudential Financial, serves as the transfer agent of each portfolio of The Prudential Series Fund and the Advanced Series Trust.

Certain charges and fees of the portfolios of The Prudential Series Fund and the Advanced Series Trust may be waived and/or reimbursed by Prudential and its affiliates. Prudential and its affiliates reserve the right to discontinue these waivers/reimbursements at its discretion, subject to the contractual obligations of Prudential and its affiliates.

See The Prudential Series Fund and the Advanced Series Trust financial statements for further discussion of such expense and waiver/reimbursement arrangements. The Account indirectly bears the expenses of the underlying portfolios of The Prudential Series Fund and the Advanced Series Trust in which it invests, including the related party expenses disclosed above.

Note 7:    Financial Highlights

Prudential sells a number of variable life insurance products that are funded through the Account. These products have unique combinations of features and fees that are charged against the contractholder’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

In the table below, the units, the net assets, the investment income ratio, and the ranges of lowest to highest unit values, expense ratios, and total returns are presented for the products offered by Prudential and funded through the Account. Only product designs within each subaccount that had units outstanding during the respective periods were considered when determining the ranges, which exclude Prudential's position in the Account. The summary may not reflect the minimum and maximum contract charges as contractholders may not have selected all available contract options offered by Prudential.

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio**	Total Return*** Lowest — Highest
	PSF PGIM Government Money Market Portfolio (Class I) (1)
December 31, 2022	485	$13.60	to	$13.60	$6,600	1.39%	0.45%	0.93%	to	0.93%
December 31, 2021	477	$13.48	to	$13.48	$6,431	0.04%	0.45%	-0.40%	to	-0.40%
December 31, 2020	474	$13.53	to	$13.53	$6,414	0.25%	0.45%	-0.15%	to	-0.15%
December 31, 2019	363	$13.55	to	$13.55	$4,926	1.89%	0.45%	1.46%	to	1.46%
December 31, 2018	346	$13.36	to	$13.36	$4,620	1.52%	0.45%	1.07%	to	1.07%

	PSF PGIM Flexible Managed Portfolio (Class I)
December 31, 2022	198	$34.78	to	$34.78	$6,871	0.00%	0.45%	-15.10%	to	-15.10%
December 31, 2021	211	$40.96	to	$40.96	$8,631	0.00%	0.45%	16.84%	to	16.84%
December 31, 2020	216	$35.06	to	$35.06	$7,583	0.00%	0.45%	9.09%	to	9.09%
December 31, 2019	221	$32.14	to	$32.14	$7,102	0.00%	0.45%	19.35%	to	19.35%
December 31, 2018	222	$26.93	to	$26.93	$5,988	0.00%	0.45%	-4.62%	to	-4.62%

A48

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio**	Total Return*** Lowest — Highest
	PSF Stock Index Portfolio (Class I) (1)
December 31, 2022	701	$45.53	to	$45.53	$31,917	0.00%	0.45%	-18.72%	to	-18.72%
December 31, 2021	700	$56.02	to	$56.02	$39,234	0.00%	0.45%	27.72%	to	27.72%
December 31, 2020	720	$43.86	to	$43.86	$31,559	0.00%	0.45%	17.54%	to	17.54%
December 31, 2019	780	$37.32	to	$37.32	$29,119	0.00%	0.45%	30.50%	to	30.50%
December 31, 2018	844	$28.59	to	$28.59	$24,134	0.00%	0.45%	-5.05%	to	-5.05%

	PSF PGIM Jennison Blend Portfolio (Class I) (4)
December 31, 2022	223	$3.17	to	$41.19	$8,392	0.00%	0.45%	-25.45%	to	-25.10%
December 31, 2021	237	$4.23	to	$55.25	$12,093	0.00%	0.45%	19.82%	to	20.72%
December 31, 2020	253	$3.50	to	$46.11	$10,423	0.00%	0.45%	28.42%	to	29.00%
December 31, 2019	267	$2.72	to	$35.91	$8,685	0.00%	0.45%	28.32%	to	28.89%
December 31, 2018	440	$2.11	to	$27.98	$7,594	0.00%	0.45%	-5.29%	to	-4.85%

	Neuberger Berman AMT Short Duration Bond Portfolio (Class I)
December 31, 2022	89	$14.98	to	$14.98	$1,326	3.91%	0.45%	-5.61%	to	-5.61%
December 31, 2021	93	$15.87	to	$15.87	$1,468	2.65%	0.45%	0.29%	to	0.29%
December 31, 2020	89	$15.83	to	$15.83	$1,406	2.44%	0.45%	2.99%	to	2.99%
December 31, 2019	89	$15.37	to	$15.37	$1,364	1.97%	0.45%	3.22%	to	3.22%
December 31, 2018	96	$14.89	to	$14.89	$1,435	1.64%	0.45%	0.56%	to	0.56%

	DWS High Income VIP (Class A)
December 31, 2022	134	$27.92	to	$27.92	$3,738	5.38%	0.45%	-9.30%	to	-9.30%
December 31, 2021	142	$30.79	to	$30.79	$4,367	4.66%	0.45%	3.54%	to	3.54%
December 31, 2020	147	$29.73	to	$29.73	$4,385	5.49%	0.45%	5.76%	to	5.76%
December 31, 2019	149	$28.12	to	$28.12	$4,198	5.77%	0.45%	15.18%	to	15.18%
December 31, 2018	155	$24.41	to	$24.41	$3,793	8.08%	0.45%	-2.96%	to	-2.96%

	MFS® Research Series (Initial Class)
December 31, 2022	272	$44.33	to	$44.33	$12,060	0.49%	0.45%	-17.60%	to	-17.60%
December 31, 2021	282	$53.79	to	$53.79	$15,179	0.54%	0.45%	24.25%	to	24.25%
December 31, 2020	294	$43.29	to	$43.29	$12,707	0.72%	0.45%	16.06%	to	16.06%
December 31, 2019	316	$37.30	to	$37.30	$11,788	0.79%	0.45%	32.37%	to	32.37%
December 31, 2018	334	$28.18	to	$28.18	$9,422	0.70%	0.45%	-4.81%	to	-4.81%

	BNY Mellon VIF, Opportunistic Small Cap Portfolio (Initial Shares)
December 31, 2022	81	$36.30	to	$36.30	$2,940	0.00%	0.45%	-17.01%	to	-17.01%
December 31, 2021	87	$43.74	to	$43.74	$3,818	0.11%	0.45%	15.94%	to	15.94%
December 31, 2020	97	$37.72	to	$37.72	$3,642	0.67%	0.45%	19.33%	to	19.33%
December 31, 2019	117	$31.61	to	$31.61	$3,705	0.00%	0.45%	21.24%	to	21.24%
December 31, 2018	135	$26.07	to	$26.07	$3,515	0.00%	0.45%	-19.46%	to	-19.46%

	Templeton Foreign VIP Fund (Class 2)
December 31, 2022	172	$18.26	to	$18.26	$3,132	3.07%	0.45%	-8.04%	to	-8.04%
December 31, 2021	232	$19.86	to	$19.86	$4,608	1.85%	0.45%	3.69%	to	3.69%
December 31, 2020	237	$19.15	to	$19.15	$4,543	3.38%	0.45%	-1.62%	to	-1.62%
December 31, 2019	246	$19.46	to	$19.46	$4,784	1.73%	0.45%	12.03%	to	12.03%
December 31, 2018	252	$17.37	to	$17.37	$4,384	2.68%	0.45%	-15.83%	to	-15.83%

	Templeton Developing Markets VIP Fund (Class 2)
December 31, 2022	100	$35.65	to	$35.65	$3,575	2.54%	0.45%	-22.35%	to	-22.35%
December 31, 2021	101	$45.91	to	$45.91	$4,657	0.88%	0.45%	-6.17%	to	-6.17%
December 31, 2020	102	$48.93	to	$48.93	$4,979	4.17%	0.45%	16.65%	to	16.65%
December 31, 2019	104	$41.94	to	$41.94	$4,364	1.01%	0.45%	26.15%	to	26.15%
December 31, 2018	114	$33.25	to	$33.25	$3,781	0.87%	0.45%	-16.18%	to	-16.18%

	PSF PGIM Total Return Bond Portfolio (Class I) (4)
December 31, 2022	214	$1.93	to	$27.11	$505	0.00%	0.45%	-15.21%	to	-14.81%
December 31, 2021	301	$2.27	to	$31.97	$824	0.00%	0.45%	-1.21%	to	-0.75%
December 31, 2020	290	$2.29	to	$32.37	$954	0.00%	0.45%	7.97%	to	8.45%
December 31, 2019	256	$2.11	to	$29.98	$824	0.00%	0.45%	10.41%	to	10.91%
December 31, 2018	202	$1.90	to	$27.15	$663	0.00%	0.45%	-0.68%	to	-0.15%

A49

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio**	Total Return*** Lowest — Highest
	PSF PGIM High Yield Bond Portfolio (Class I)
December 31, 2022	46	$34.66	to	$34.66	$1,580	0.00%	0.45%	-11.65%	to	-11.65%
December 31, 2021	45	$39.24	to	$39.24	$1,780	0.00%	0.45%	7.45%	to	7.45%
December 31, 2020	46	$36.52	to	$36.52	$1,662	0.00%	0.45%	6.62%	to	6.62%
December 31, 2019	46	$34.25	to	$34.25	$1,581	0.00%	0.45%	15.82%	to	15.82%
December 31, 2018	46	$29.57	to	$29.57	$1,351	2.93%	0.45%	-1.71%	to	-1.71%

	PSF PGIM Jennison Value Portfolio (Class I) (4)
December 31, 2022	292	$2.55	to	$46.73	$2,393	0.00%	0.45%	-8.32%	to	-7.89%
December 31, 2021	310	$2.77	to	$50.97	$2,585	0.00%	0.45%	27.23%	to	27.80%
December 31, 2020	388	$2.17	to	$40.06	$2,133	0.00%	0.45%	3.10%	to	3.58%
December 31, 2019	338	$2.09	to	$38.86	$1,767	0.00%	0.45%	25.51%	to	26.05%
December 31, 2018	402	$1.66	to	$30.96	$1,495	0.00%	0.45%	-10.30%	to	-9.88%

	PSF PGIM Jennison Growth Portfolio (Class I)
December 31, 2022	120	$41.62	to	$41.62	$4,995	0.00%	0.45%	-37.90%	to	-37.90%
December 31, 2021	124	$67.03	to	$67.03	$8,304	0.00%	0.45%	15.49%	to	15.49%
December 31, 2020	122	$58.04	to	$58.04	$7,090	0.00%	0.45%	55.51%	to	55.51%
December 31, 2019	139	$37.32	to	$37.32	$5,178	0.00%	0.45%	32.76%	to	32.76%
December 31, 2018	150	$28.11	to	$28.11	$4,202	0.00%	0.45%	-1.23%	to	-1.23%

	PSF Global Portfolio (Class I) (4)
December 31, 2022	167	$2.40	to	$32.17	$678	0.00%	0.45%	-19.18%	to	-18.80%
December 31, 2021	203	$2.95	to	$39.80	$937	0.00%	0.45%	17.70%	to	18.25%
December 31, 2020	200	$2.50	to	$33.82	$794	0.00%	0.45%	15.31%	to	15.84%
December 31, 2019	202	$2.16	to	$29.33	$688	0.00%	0.45%	29.82%	to	30.35%
December 31, 2018	265	$1.65	to	$22.59	$646	0.00%	0.45%	-7.78%	to	-7.31%

	American Century VP Balanced Fund (Class I)
December 31, 2022	2	$30.16	to	$30.16	$67	1.22%	0.45%	-17.65%	to	-17.65%
December 31, 2021	2	$36.62	to	$36.62	$78	0.73%	0.45%	15.26%	to	15.26%
December 31, 2020	2	$31.77	to	$31.77	$66	1.18%	0.45%	12.02%	to	12.02%
December 31, 2019	3	$28.36	to	$28.36	$77	1.50%	0.45%	19.33%	to	19.33%
December 31, 2018	3	$23.77	to	$23.77	$79	1.40%	0.45%	-4.29%	to	-4.29%

	American Century VP International Fund (Class I)
December 31, 2022	7	$22.36	to	$22.36	$159	1.45%	0.45%	-25.11%	to	-25.11%
December 31, 2021	7	$29.85	to	$29.85	$208	0.15%	0.45%	8.26%	to	8.26%
December 31, 2020	7	$27.57	to	$27.57	$186	0.47%	0.45%	25.32%	to	25.32%
December 31, 2019	7	$22.00	to	$22.00	$145	0.84%	0.45%	27.86%	to	27.86%
December 31, 2018	6	$17.21	to	$17.21	$111	1.24%	0.45%	-15.63%	to	-15.63%

	American Century VP Value Fund (Class I)
December 31, 2022	9	$58.27	to	$58.27	$524	2.10%	0.45%	0.08%	to	0.08%
December 31, 2021	9	$58.23	to	$58.23	$520	1.74%	0.45%	23.96%	to	23.96%
December 31, 2020	9	$46.97	to	$46.97	$423	2.32%	0.45%	0.51%	to	0.51%
December 31, 2019	9	$46.74	to	$46.74	$439	2.12%	0.45%	26.48%	to	26.48%
December 31, 2018	9	$36.95	to	$36.95	$346	1.66%	0.45%	-9.58%	to	-9.58%

	T. Rowe Price Mid-Cap Growth Portfolio (Mid-Cap Growth Class)
December 31, 2022	143	$88.08	to	$88.08	$12,612	0.00%	0.45%	-22.94%	to	-22.94%
December 31, 2021	144	$114.30	to	$114.30	$16,509	0.00%	0.45%	14.34%	to	14.34%
December 31, 2020	150	$99.96	to	$99.96	$14,950	0.00%	0.45%	23.24%	to	23.24%
December 31, 2019	157	$81.11	to	$81.11	$12,723	0.14%	0.45%	30.72%	to	30.72%
December 31, 2018	169	$62.05	to	$62.05	$10,467	0.00%	0.45%	-2.48%	to	-2.48%

	T. Rowe Price All-Cap Opportunities Portfolio
December 31, 2022	72	$56.48	to	$56.48	$4,047	0.00%	0.45%	-21.88%	to	-21.88%
December 31, 2021	69	$72.30	to	$72.30	$4,988	0.00%	0.45%	20.26%	to	20.26%
December 31, 2020	66	$60.12	to	$60.12	$3,988	0.00%	0.45%	43.73%	to	43.73%
December 31, 2019	54	$41.83	to	$41.83	$2,266	0.43%	0.45%	34.34%	to	34.34%
December 31, 2018	53	$31.13	to	$31.13	$1,652	0.16%	0.45%	0.69%	to	0.69%

A50

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio**	Total Return*** Lowest — Highest
	PSF Small-Cap Stock Index Portfolio (Class I)
December 31, 2022	55	$78.31	to	$78.31	$4,299	0.00%	0.45%	-16.77%	to	-16.77%
December 31, 2021	54	$94.08	to	$94.08	$5,104	0.00%	0.45%	25.78%	to	25.78%
December 31, 2020	54	$74.80	to	$74.80	$4,017	0.00%	0.45%	10.48%	to	10.48%
December 31, 2019	55	$67.71	to	$67.71	$3,697	0.00%	0.45%	21.88%	to	21.88%
December 31, 2018	59	$55.55	to	$55.55	$3,280	0.00%	0.45%	-9.14%	to	-9.14%

	MFS® Total Return Bond Series (Initial Class)
December 31, 2022	3	$23.17	to	$23.17	$69	2.75%	0.45%	-14.33%	to	-14.33%
December 31, 2021	3	$27.05	to	$27.05	$80	2.63%	0.45%	-1.26%	to	-1.26%
December 31, 2020	3	$27.39	to	$27.39	$87	3.48%	0.45%	7.98%	to	7.98%
December 31, 2019	3	$25.37	to	$25.37	$84	3.45%	0.45%	9.72%	to	9.72%
December 31, 2018	3	$23.12	to	$23.12	$79	3.35%	0.45%	-1.54%	to	-1.54%

	T. Rowe Price Equity Income Portfolio (Equity Income Portfolio Class)
December 31, 2022	260	$43.74	to	$43.74	$11,362	1.87%	0.45%	-3.79%	to	-3.79%
December 31, 2021	274	$45.46	to	$45.46	$12,468	1.58%	0.45%	25.00%	to	25.00%
December 31, 2020	285	$36.37	to	$36.37	$10,364	2.35%	0.45%	0.71%	to	0.71%
December 31, 2019	292	$36.11	to	$36.11	$10,562	2.32%	0.45%	25.85%	to	25.85%
December 31, 2018	313	$28.69	to	$28.69	$8,981	1.96%	0.45%	-9.92%	to	-9.92%

	Janus Henderson VIT Global Research Portfolio (Institutional Shares)
December 31, 2022	13	$25.92	to	$25.92	$332	1.05%	0.45%	-19.79%	to	-19.79%
December 31, 2021	13	$32.32	to	$32.32	$422	0.52%	0.45%	17.56%	to	17.56%
December 31, 2020	13	$27.49	to	$27.49	$366	0.73%	0.45%	19.51%	to	19.51%
December 31, 2019	16	$23.00	to	$23.00	$372	1.01%	0.45%	28.48%	to	28.48%
December 31, 2018	17	$17.90	to	$17.90	$313	1.12%	0.45%	-7.30%	to	-7.30%

	Janus Henderson VIT Research Portfolio (Institutional Shares)
December 31, 2022	1	$34.04	to	$34.04	$45	0.16%	0.45%	-30.22%	to	-30.22%
December 31, 2021	1	$48.78	to	$48.78	$67	0.10%	0.45%	19.80%	to	19.80%
December 31, 2020	1	$40.72	to	$40.72	$60	0.41%	0.45%	32.36%	to	32.36%
December 31, 2019	2	$30.77	to	$30.77	$53	0.45%	0.45%	34.93%	to	34.93%
December 31, 2018	2	$22.80	to	$22.80	$38	0.54%	0.45%	-3.06%	to	-3.06%

	Janus Henderson VIT Overseas Portfolio (Institutional Shares)
December 31, 2022	2	$31.53	to	$31.53	$57	1.71%	0.45%	-9.03%	to	-9.03%
December 31, 2021	2	$34.66	to	$34.66	$68	1.11%	0.45%	13.08%	to	13.08%
December 31, 2020	2	$30.65	to	$30.65	$66	1.36%	0.45%	15.77%	to	15.77%
December 31, 2019	2	$26.48	to	$26.48	$62	1.91%	0.45%	26.47%	to	26.47%
December 31, 2018	2	$20.94	to	$20.94	$45	1.75%	0.45%	-15.34%	to	-15.34%

	Lazard Retirement US Small-Mid Cap Equity Portfolio (Service Shares) (1)
December 31, 2022	1	$40.79	to	$40.79	$42	0.00%	0.45%	-15.91%	to	-15.91%
December 31, 2021	1	$48.51	to	$48.51	$60	0.05%	0.45%	19.34%	to	19.34%
December 31, 2020	1	$40.65	to	$40.65	$51	0.20%	0.45%	6.26%	to	6.26%
December 31, 2019	1	$38.25	to	$38.25	$48	0.00%	0.45%	29.36%	to	29.36%
December 31, 2018	1	$29.57	to	$29.57	$36	0.02%	0.45%	-13.67%	to	-13.67%

	Janus Henderson VIT Enterprise Portfolio (Institutional Shares)
December 31, 2022	128	$53.91	to	$53.91	$6,895	0.20%	0.45%	-16.33%	to	-16.33%
December 31, 2021	139	$64.44	to	$64.44	$8,954	0.32%	0.45%	16.31%	to	16.31%
December 31, 2020	141	$55.40	to	$55.40	$7,824	0.07%	0.45%	18.92%	to	18.92%
December 31, 2019	160	$46.59	to	$46.59	$7,454	0.20%	0.45%	34.90%	to	34.90%
December 31, 2018	174	$34.53	to	$34.53	$6,015	0.24%	0.45%	-0.87%	to	-0.87%

A51

Note 7:    Financial Highlights (continued)

	At the year ended						For the year ended
	Units (000s)	Unit Value Lowest — Highest				Net Assets (000s)	Investment Income Ratio*	Expense Ratio**		Total Return*** Lowest — Highest
	PSF PGIM 50/50 Balanced Portfolio (Class I)
December 31, 2022	121	$28.02	to	$28.02		$3,391	0.00%	0.45%		-15.09%	to	-15.09%
December 31, 2021	128	$33.00	to	$33.00		$4,239	0.00%	0.45%		12.87%	to	12.87%
December 31, 2020	128	$29.24	to	$29.24		$3,743	0.00%	0.45%		10.93%	to	10.93%
December 31, 2019	122	$2.58	to	$26.36	(6)	$3,226	0.00%	0.45%	(4)	9.55%	to	17.97%	(6)
December 31, 2018	140	$2.35	to	$22.34		$2,922	0.00%	0.45%	(4)	-2.91%	to	-2.47%

	PSF PGIM Jennison Focused Blend Portfolio (Class I)
December 31, 2022	32	$35.22	to	$35.22		$1,142	0.00%	0.45%		-26.11%	to	-26.11%
December 31, 2021	31	$47.66	to	$47.66		$1,465	0.00%	0.45%		16.32%	to	16.32%
December 31, 2020	29	$40.98	to	$40.98		$1,185	0.00%	0.45%		30.34%	to	30.34%
December 31, 2019	27	$31.44	to	$31.44		$855	0.00%	0.45%		28.37%	to	28.37%
December 31, 2018	25	$24.49	to	$24.49		$620	0.00%	0.45%		-5.79%	to	-5.79%

	DWS Small Mid Cap Value VIP (Class A)
December 31, 2022	34	$29.69	to	$29.69		$1,005	0.86%	0.45%		-16.20%	to	-16.20%
December 31, 2021	34	$35.43	to	$35.43		$1,204	1.24%	0.45%		29.93%	to	29.93%
December 31, 2020	32	$27.27	to	$27.27		$881	1.32%	0.45%		-1.27%	to	-1.27%
December 31, 2019	29	$27.62	to	$27.62		$805	0.74%	0.45%		20.98%	to	20.98%
December 31, 2018	27	$22.83	to	$22.83		$616	1.37%	0.45%		-16.41%	to	-16.41%

	Lazard Retirement Emerging Markets Equity Portfolio (Service Shares) (1)
December 31, 2022	168	$13.36	to	$13.36		$2,243	3.20%	0.45%		-15.51%	to	-15.51%
December 31, 2021	168	$15.81	to	$15.81		$2,659	1.84%	0.45%		4.99%	to	4.99%
December 31, 2020	165	$15.06	to	$15.06		$2,482	2.55%	0.45%		-1.74%	to	-1.74%
December 31, 2019	156	$15.32	to	$15.32		$2,383	0.87%	0.45%		17.62%	to	17.62%
December 31, 2018	168	$13.03	to	$13.03		$2,184	1.85%	0.45%		-18.92%	to	-18.92%

	T. Rowe Price Moderate Allocation Portfolio
December 31, 2022	72	$24.39	to	$24.39		$1,765	1.59%	0.45%		-18.69%	to	-18.69%
December 31, 2021	68	$30.00	to	$30.00		$2,030	1.00%	0.45%		9.57%	to	9.57%
December 31, 2020	64	$27.38	to	$27.38		$1,745	1.39%	0.45%		14.02%	to	14.02%
December 31, 2019	60	$24.01	to	$24.01		$1,447	1.99%	0.45%		19.28%	to	19.28%
December 31, 2018	58	$20.13	to	$20.13		$1,175	1.81%	0.45%		-5.51%	to	-5.51%

	PSF PGIM Government Income Portfolio (Class I)
December 31, 2022	1	$12.74	to	$12.74		$14	0.00%	0.45%		-13.85%	to	-13.85%
December 31, 2021	1	$14.79	to	$14.79		$17	0.00%	0.45%		-3.61%	to	-3.61%
December 31, 2020	1	$15.34	to	$15.34		$18	0.00%	0.45%		6.69%	to	6.69%
December 31, 2019	1	$14.38	to	$14.38		$16	0.00%	0.45%		6.14%	to	6.14%
December 31, 2018	1	$13.55	to	$13.55		$15	0.00%	0.45%		0.18%	to	0.18%

	PSF Natural Resources Portfolio (Class I)
December 31, 2022	2	$20.12	to	$20.12		$33	0.00%	0.45%		21.49%	to	21.49%
December 31, 2021	1	$16.56	to	$16.56		$21	0.00%	0.45%		24.95%	to	24.95%
December 31, 2020	1	$13.26	to	$13.26		$13	0.00%	0.45%		11.76%	to	11.76%
December 31, 2019	1	$11.86	to	$11.86		$12	0.00%	0.45%		10.20%	to	10.20%
December 31, 2018	1	$10.76	to	$10.76		$11	0.00%	0.45%		-18.46%	to	-18.46%

	T. Rowe Price International Stock Portfolio
December 31, 2022	2	$29.00	to	$29.00		$52	0.76%	0.45%		-16.20%	to	-16.20%
December 31, 2021	2	$34.61	to	$34.61		$66	0.69%	0.45%		0.86%	to	0.86%
December 31, 2020	2	$34.31	to	$34.31		$53	0.62%	0.45%		13.93%	to	13.93%
December 31, 2019	1	$30.12	to	$30.12		$40	2.51%	0.45%		27.22%	to	27.22%
December 31, 2018	1	$23.67	to	$23.67		$30	1.39%	0.45%		-14.60%	to	-14.60%

	DWS Capital Growth VIP (Class A)
December 31, 2022	150	$4.22	to	$4.22		$634	0.09%	0.00%		-30.74%	to	-30.74%
December 31, 2021	164	$6.09	to	$6.09		$997	0.22%	0.00%		22.79%	to	22.79%
December 31, 2020	173	$4.96	to	$4.96		$860	0.53%	0.00%		39.04%	to	39.04%
December 31, 2019	209	$3.57	to	$3.57		$747	0.39%	0.00%		37.09%	to	37.09%
December 31, 2018	177	$2.60	to	$2.60		$462	0.69%	0.00%		-1.60%	to	-1.60%

A52

Note 7:    Financial Highlights (continued)

	At the year ended						For the year ended
	Units (000s)	Unit Value Lowest — Highest				Net Assets (000s)	Investment Income Ratio*	Expense Ratio**		Total Return*** Lowest — Highest
	Franklin Mutual Global Discovery VIP Fund (Class 2)
December 31, 2022	17	$2.21	to	$2.21		$37	1.41%	0.00%		-4.75%	to	-4.75%
December 31, 2021	17	$2.32	to	$2.32		$39	2.22%	0.00%		19.27%	to	19.27%
December 31, 2020	27	$1.94	to	$1.94		$53	2.40%	0.00%		-4.46%	to	-4.46%
December 31, 2019	28	$2.03	to	$2.03		$56	1.65%	0.00%		24.37%	to	24.37%
December 31, 2018	28	$1.63	to	$1.63		$46	2.38%	0.00%		-11.22%	to	-11.22%

	PIMCO Total Return Portfolio (Administrative Class) (1)
December 31, 2022	1	$11.79	to	$11.79		$13	2.62%	0.45%		-14.69%	to	-14.69%
December 31, 2021	1	$13.82	to	$13.82		$16	1.82%	0.45%		-1.71%	to	-1.71%
December 31, 2020	1	$14.06	to	$14.06		$16	2.13%	0.45%		8.16%	to	8.16%
December 31, 2019	1	$13.00	to	$13.00		$16	3.01%	0.45%		7.88%	to	7.88%
December 31, 2018	1	$12.05	to	$12.05		$15	2.55%	0.45%		-0.98%	to	-0.98%

	AB VPS Sustainable International Thematic Portfolio (Class A)
December 31, 2022	6	$17.55	to	$17.55		$108	0.00%	0.45%		-27.96%	to	-27.96%
December 31, 2021	5	$24.36	to	$24.36		$120	0.00%	0.45%		7.76%	to	7.76%
December 31, 2020	4	$22.60	to	$22.60		$92	1.35%	0.45%		29.36%	to	29.36%
December 31, 2019	3	$1.14	to	$17.47	(6)	$51	0.47%	0.45%	(4)	14.00%	to	26.97%	(6)
December 31, 2018	14	$1.00	to	$13.76		$59	0.67%	0.45%	(4)	-17.79%	to	-17.41%

	Fidelity® VIP Freedom 2015 Portfolio (Service Class)
December 31, 2022	49	$2.03	to	$2.03		$99	2.06%	0.00%		-14.66%	to	-14.66%
December 31, 2021	50	$2.38	to	$2.38		$119	0.92%	0.00%		7.62%	to	7.62%
December 31, 2020	62	$2.21	to	$2.21		$136	1.23%	0.00%		13.62%	to	13.62%
December 31, 2019	63	$1.94	to	$1.94		$122	2.02%	0.00%		18.21%	to	18.21%
December 31, 2018	64	$1.64	to	$1.64		$105	1.54%	0.00%		-5.11%	to	-5.11%

	Invesco V.I. Eqv International Equity Fund (Series I)
December 31, 2022	22	$1.67	to	$1.67		$37	1.73%	0.00%		-18.31%	to	-18.31%
December 31, 2021	23	$2.05	to	$2.05		$47	1.10%	0.00%		5.98%	to	5.98%
December 31, 2020	33	$1.93	to	$1.93		$64	2.44%	0.00%		14.00%	to	14.00%
December 31, 2019	34	$1.70	to	$1.70		$57	1.60%	0.00%		28.57%	to	28.57%
December 31, 2018	34	$1.32	to	$1.32		$45	2.07%	0.00%		-14.98%	to	-14.98%

	Templeton Global Bond VIP Fund (Class 2) (1)
December 31, 2022	72	$1.66	to	$9.25		$126	0.00%	0.45%	(4)	-5.38%	to	-4.95%
December 31, 2021	73	$1.74	to	$9.78		$135	0.00%	0.45%	(4)(7)	-4.98%	to	-2.19%
December 31, 2020	82	$1.84	to	$1.84		$151	8.56%	0.00%		-5.28%	to	-5.28%
December 31, 2019	84	$1.94	to	$1.94		$163	7.07%	0.00%		2.01%	to	2.01%
December 31, 2018	85	$1.90	to	$1.90		$162	0.00%	0.00%		1.94%	to	1.94%

	Neuberger Berman AMT Mid Cap Growth Portfolio (Class I) (4)
December 31, 2022	137	$3.24	to	$48.50		$490	0.00%	0.45%		-29.07%	to	-28.73%
December 31, 2021	174	$4.54	to	$68.37		$853	0.00%	0.45%		12.49%	to	13.05%
December 31, 2020	165	$4.02	to	$60.79		$719	0.00%	0.45%		39.35%	to	39.98%
December 31, 2019	194	$2.87	to	$43.62		$598	0.00%	0.45%		32.17%	to	32.71%
December 31, 2018	179	$2.16	to	$33.00		$419	0.00%	0.45%		-6.83%	to	-6.40%

	Fidelity® VIP Mid Cap Portfolio (Service Class)
December 31, 2022	43	$3.08	to	$3.08		$133	0.41%	0.00%		-14.85%	to	-14.85%
December 31, 2021	44	$3.62	to	$3.62		$159	0.48%	0.00%		25.79%	to	25.79%
December 31, 2020	55	$2.87	to	$2.87		$159	0.57%	0.00%		18.04%	to	18.04%
December 31, 2019	56	$2.43	to	$2.43		$137	0.56%	0.00%		23.35%	to	23.35%
December 31, 2018	238	$1.97	to	$1.97		$469	0.56%	0.00%		-14.64%	to	-14.64%

	Franklin Strategic Income VIP Fund (Class 2)
December 31, 2022	17	$1.69	to	$1.69		$29	4.28%	0.00%		-10.75%	to	-10.75%
December 31, 2021	17	$1.89	to	$1.89		$33	2.72%	0.00%		2.11%	to	2.11%
December 31, 2020	27	$1.86	to	$1.86		$51	5.00%	0.00%		3.43%	to	3.43%
December 31, 2019	28	$1.79	to	$1.79		$50	5.04%	0.00%		8.05%	to	8.05%
December 31, 2018	28	$1.66	to	$1.66		$47	2.73%	0.00%		-2.13%	to	-2.13%

A53

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio**	Total Return*** Lowest — Highest
	Fidelity® VIP Value Strategies Portfolio (Service Class)
December 31, 2022	83	$2.78	to	$2.78	$230	1.06%	0.00%	-7.19%	to	-7.19%
December 31, 2021	95	$3.00	to	$3.00	$285	1.40%	0.00%	33.56%	to	33.56%
December 31, 2020	91	$2.25	to	$2.25	$205	1.27%	0.00%	8.18%	to	8.18%
December 31, 2019	79	$2.08	to	$2.08	$164	1.23%	0.00%	34.29%	to	34.29%
December 31, 2018	168	$1.55	to	$1.55	$259	0.83%	0.00%	-17.33%	to	-17.33%

	Fidelity® VIP Government Money Market Portfolio (Service Class)
December 31, 2022	818	$1.14	to	$1.14	$930	1.68%	0.00%	1.37%	to	1.37%
December 31, 2021	311	$1.12	to	$1.12	$349	0.01%	0.00%	0.01%	to	0.01%
December 31, 2020	230	$1.12	to	$1.12	$258	0.25%	0.00%	0.28%	to	0.28%
December 31, 2019	186	$1.12	to	$1.12	$208	1.73%	0.00%	1.92%	to	1.92%
December 31, 2018	146	$1.10	to	$1.10	$161	1.56%	0.00%	1.55%	to	1.55%

	Fidelity® VIP Freedom 2025 Portfolio (Service Class)
December 31, 2022	25	$2.21	to	$2.21	$56	1.97%	0.00%	-16.51%	to	-16.51%
December 31, 2021	26	$2.65	to	$2.65	$68	0.87%	0.00%	10.78%	to	10.78%
December 31, 2020	36	$2.39	to	$2.39	$86	1.17%	0.00%	15.83%	to	15.83%
December 31, 2019	37	$2.07	to	$2.07	$76	1.94%	0.00%	21.70%	to	21.70%
December 31, 2018	37	$1.70	to	$1.70	$63	1.34%	0.00%	-6.61%	to	-6.61%

	Fidelity® VIP Contrafund® Portfolio (Service Class)
December 31, 2022	21	$3.38	to	$3.38	$71	0.41%	0.00%	-26.38%	to	-26.38%
December 31, 2021	22	$4.59	to	$4.59	$99	0.06%	0.00%	27.84%	to	27.84%
December 31, 2020	32	$3.59	to	$3.59	$115	0.15%	0.00%	30.43%	to	30.43%
December 31, 2019	33	$2.75	to	$2.75	$90	0.19%	0.00%	31.45%	to	31.45%
December 31, 2018	351	$2.09	to	$2.09	$735	0.61%	0.00%	-6.49%	to	-6.49%

	Fidelity® VIP Freedom 2020 Portfolio (Service Class)
December 31, 2022	25	$2.07	to	$2.07	$51	2.01%	0.00%	-15.83%	to	-15.83%
December 31, 2021	25	$2.45	to	$2.45	$61	0.89%	0.00%	9.52%	to	9.52%
December 31, 2020	35	$2.24	to	$2.24	$79	1.22%	0.00%	14.92%	to	14.92%
December 31, 2019	36	$1.95	to	$1.95	$70	2.00%	0.00%	20.01%	to	20.01%
December 31, 2018	36	$1.63	to	$1.63	$59	1.45%	0.00%	-5.98%	to	-5.98%

	Fidelity® VIP Index 500 Portfolio (Service Class)
December 31, 2022	293	$3.46	to	$3.46	$1,014	1.42%	0.00%	-18.30%	to	-18.30%
December 31, 2021	287	$4.24	to	$4.24	$1,218	1.17%	0.00%	28.47%	to	28.47%
December 31, 2020	319	$3.30	to	$3.30	$1,052	1.68%	0.00%	18.13%	to	18.13%
December 31, 2019	332	$2.79	to	$2.79	$927	1.84%	0.00%	31.18%	to	31.18%
December 31, 2018	373	$2.13	to	$2.13	$794	1.78%	0.00%	-4.59%	to	-4.59%

	PIMCO Low Duration Portfolio (Administrative Class)
December 31, 2022	40	$1.41	to	$1.41	$56	1.68%	0.00%	-5.71%	to	-5.71%
December 31, 2021	41	$1.49	to	$1.49	$61	0.52%	0.00%	-0.93%	to	-0.93%
December 31, 2020	51	$1.51	to	$1.51	$77	1.20%	0.00%	2.99%	to	2.99%
December 31, 2019	52	$1.46	to	$1.46	$76	2.76%	0.00%	4.03%	to	4.03%
December 31, 2018	53	$1.41	to	$1.41	$74	1.92%	0.00%	0.34%	to	0.34%

	DWS Small Cap Index VIP (Class A)
December 31, 2022	10	$2.63	to	$2.63	$26	0.92%	0.00%	-20.64%	to	-20.64%
December 31, 2021	10	$3.32	to	$3.32	$33	1.19%	0.00%	16.68%	to	16.68%
December 31, 2020	20	$2.84	to	$2.84	$58	1.10%	0.00%	19.43%	to	19.43%
December 31, 2019	20	$2.38	to	$2.38	$49	1.04%	0.00%	25.22%	to	25.22%
December 31, 2018	21	$1.90	to	$1.90	$39	0.94%	0.00%	-11.23%	to	-11.23%

	Royce Micro-Cap Portfolio (Investment Class)
December 31, 2022	12	$1.88	to	$1.88	$22	0.00%	0.00%	-22.43%	to	-22.43%
December 31, 2021	12	$2.43	to	$2.43	$29	0.00%	0.00%	31.58%	to	31.58%
December 31, 2020	22	$1.84	to	$1.84	$41	0.00%	0.00%	23.79%	to	23.79%
December 31, 2019	23	$1.49	to	$1.49	$34	0.00%	0.00%	19.55%	to	19.55%
December 31, 2018	23	$1.25	to	$1.25	$28	0.00%	0.00%	-9.04%	to	-9.04%

A54

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio**	Total Return*** Lowest — Highest
	Royce Small-Cap Portfolio (Investment Class)
December 31, 2022	26	$2.19	to	$2.19	$57	0.41%	0.00%	-9.20%	to	-9.20%
December 31, 2021	24	$2.41	to	$2.41	$58	1.27%	0.00%	29.72%	to	29.72%
December 31, 2020	33	$1.86	to	$1.86	$61	1.10%	0.00%	-7.15%	to	-7.15%
December 31, 2019	29	$2.00	to	$2.00	$59	0.71%	0.00%	18.67%	to	18.67%
December 31, 2018	27	$1.69	to	$1.69	$46	0.78%	0.00%	-8.34%	to	-8.34%

	Invesco V.I. Small Cap Equity Fund (Series I)
December 31, 2022	150	$2.74	to	$2.74	$411	0.00%	0.00%	-20.51%	to	-20.51%
December 31, 2021	143	$3.45	to	$3.45	$494	0.18%	0.00%	20.54%	to	20.54%
December 31, 2020	110	$2.86	to	$2.86	$314	0.36%	0.00%	27.24%	to	27.24%
December 31, 2019	113	$2.25	to	$2.25	$254	0.00%	0.00%	26.51%	to	26.51%
December 31, 2018	143	$1.78	to	$1.78	$255	0.00%	0.00%	-15.08%	to	-15.08%

	Franklin Small Cap Value VIP Fund (Class 2)
December 31, 2022	167	$2.81	to	$2.81	$471	1.01%	0.00%	-10.06%	to	-10.06%
December 31, 2021	204	$3.13	to	$3.13	$638	0.95%	0.00%	25.45%	to	25.45%
December 31, 2020	269	$2.49	to	$2.49	$670	1.34%	0.00%	5.19%	to	5.19%
December 31, 2019	225	$2.37	to	$2.37	$533	1.13%	0.00%	26.31%	to	26.31%
December 31, 2018	255	$1.88	to	$1.88	$479	0.94%	0.00%	-12.88%	to	-12.88%

	Fidelity® VIP Freedom 2030 Portfolio (Service Class)
December 31, 2022	53	$2.26	to	$2.26	$119	1.86%	0.00%	-16.94%	to	-16.94%
December 31, 2021	54	$2.72	to	$2.72	$146	0.94%	0.00%	12.28%	to	12.28%
December 31, 2020	64	$2.42	to	$2.42	$156	1.17%	0.00%	16.76%	to	16.76%
December 31, 2019	66	$2.08	to	$2.08	$136	1.92%	0.00%	24.37%	to	24.37%
December 31, 2018	67	$1.67	to	$1.67	$111	1.29%	0.00%	-7.88%	to	-7.88%

	AST Preservation Asset Allocation Portfolio
December 31, 2022	75	$1.81	to	$1.81	$136	0.00%	0.00%	-15.62%	to	-15.62%
December 31, 2021	77	$2.15	to	$2.15	$165	0.00%	0.00%	6.26%	to	6.26%
December 31, 2020	88	$2.02	to	$2.02	$177	0.00%	0.00%	9.08%	to	9.08%
December 31, 2019	89	$1.85	to	$1.85	$166	0.00%	0.00%	14.74%	to	14.74%
December 31, 2018	91	$1.62	to	$1.62	$147	0.00%	0.00%	-2.84%	to	-2.84%

	JPMorgan Insurance Trust Core Bond Portfolio (Class 1)
December 31, 2022	1	$16.25	to	$16.25	$9	1.89%	0.45%	-12.98%	to	-12.98%
December 31, 2021	1	$18.67	to	$18.67	$11	1.86%	0.45%	-1.80%	to	-1.80%
December 31, 2020	1	$19.01	to	$19.01	$11	2.01%	0.45%	7.36%	to	7.36%
December 31, 2019	1	$17.71	to	$17.71	$12	2.52%	0.45%	7.70%	to	7.70%
December 31, 2018	1	$16.44	to	$16.44	$10	2.45%	0.45%	-0.45%	to	-0.45%

	JPMorgan Insurance Trust U.S. Equity Portfolio (Class 1)
December 31, 2022	6	$41.40	to	$41.40	$236	0.53%	0.45%	-19.08%	to	-19.08%
December 31, 2021	6	$51.15	to	$51.15	$295	0.74%	0.45%	28.77%	to	28.77%
December 31, 2020	6	$39.72	to	$39.72	$230	0.76%	0.45%	24.69%	to	24.69%
December 31, 2019	6	$31.86	to	$31.86	$183	0.87%	0.45%	31.18%	to	31.18%
December 31, 2018	6	$24.28	to	$24.28	$149	0.82%	0.45%	-6.63%	to	-6.63%

	JPMorgan Insurance Trust Small Cap Core Portfolio (Class 1) (1)
December 31, 2022	1	$47.36	to	$47.36	$40	0.44%	0.45%	-19.73%	to	-19.73%
December 31, 2021	1	$59.00	to	$59.00	$51	0.50%	0.45%	20.85%	to	20.85%
December 31, 2020	1	$48.82	to	$48.82	$42	0.95%	0.45%	13.15%	to	13.15%
December 31, 2019	1	$43.15	to	$43.15	$36	0.40%	0.45%	24.03%	to	24.03%
December 31, 2018	1	$34.79	to	$34.79	$29	0.37%	0.45%	-12.41%	to	-12.41%

	AST Cohen & Steers Realty Portfolio (1)
December 31, 2022	1	$15.41	to	$15.41	$15	0.00%	0.45%	-25.71%	to	-25.71%
December 31, 2021	1	$20.74	to	$20.74	$21	0.00%	0.45%	42.23%	to	42.23%
December 31, 2020	1	$14.58	to	$14.58	$15	0.00%	0.45%	-3.29%	to	-3.29%
December 31, 2019	1	$15.08	to	$15.08	$15	0.00%	0.45%	30.65%	to	30.65%
December 31, 2018	1	$11.54	to	$11.54	$12	0.00%	0.45%	-5.18%	to	-5.18%

A55

Note 7:    Financial Highlights (continued)

	At the year ended							For the year ended
	Units (000s)		Unit Value Lowest — Highest			Net Assets (000s)		Investment Income Ratio*	Expense Ratio**		Total Return*** Lowest — Highest
	Neuberger Berman AMT Sustainable Equity Portfolio (Class I) (1) (5)
December 31, 2022	—		$46.67	to	$46.67	$—		0.00%	0.45%		-6.67%	to	-6.67%
December 31, 2021	—		$50.00	to	$50.00	$—		0.00%	0.45%		32.36%	to	32.36%
December 31, 2020	—	(2)	$37.78	to	$37.78	$—	(2)	0.25%	0.45%		19.03%	to	19.03%
December 31, 2019	—	(2)	$31.74	to	$31.74	$1		0.46%	0.45%		9.07%	to	9.07%
December 31, 2018	—		$—	to	$—	$—		0.00%	0.00%		0.00%	to	0.00%

	Lazard Retirement International Equity Portfolio (Service Shares) (available February 25, 2020) (1)
December 31, 2022	47		$10.18	to	$10.18	$475		3.81%	0.45%		-15.40%	to	-15.40%
December 31, 2021	39		$12.04	to	$12.04	$470		0.94%	0.45%		5.36%	to	5.36%
December 31, 2020	37	(3)	$11.42	to	$11.42	$425		2.54%	0.45%		14.24%	to	14.24%
December 31, 2019	—		$—	to	$—	$—		0.00%	0.00%		0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—		0.00%	0.00%		0.00%	to	0.00%

	PIMCO All Asset Portfolio (Administrative Class) (available February 25, 2020) (1)
December 31, 2022	1		$11.03	to	$11.03	$11		7.57%	0.45%		-12.25%	to	-12.25%
December 31, 2021	1		$12.57	to	$12.57	$13		11.39%	0.45%		15.72%	to	15.72%
December 31, 2020	1		$10.86	to	$10.86	$11		4.67%	0.45%	(3)	8.62%	to	8.62%
December 31, 2019	—		$—	to	$—	$—		0.00%	0.00%		0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—		0.00%	0.00%		0.00%	to	0.00%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Portfolios, net of management fees assessed by the fund manager, divided by the average daily net assets, which are calculated for each underlying fee structure based on availability for investment. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Portfolios in which the subaccount invests.

**
These amounts represent the annualized contract expenses of the Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying Portfolios are excluded.

***
These amounts represent the total returns for the periods indicated, including changes in the value of the underlying Portfolios, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Product designs within a subaccount which were offered less than one year are included in the range of total returns for that period, and their respective total returns may not correspond to the total returns of a product offering with a comparable expense ratio that was presented for the full period. Contractholders may experience different total returns based on their investment options. Subaccounts with a date notation indicate the effective date of that subaccount in the Account. Total returns for periods less than one year are not annualized. The total return is calculated for each of the five years in the period ended December 31, 2022 or for the periods indicated within.

(1)
AICPA 2022 Group Variable Universal Life for Members was launched on September 13, 2022. The expense ratio of 0.45% applies to the AICPA 2022 Group Variable Universal Life for Members subaccounts, consistent to the Group Variable Universal Life expense ratio.

(2)	Amount is less than 1,000 units and/or $1,000 in net assets.

(3)	Amount was revised in the December 31, 2021 financial statements to correct previously reported amount.

(4)	The expense ratio of 0.45% applies to the Group Variable Universal Life subaccounts only. The expense ratio of 0.00% applies to the PruBenefit Select subaccounts only.

A56

Note 7:    Financial Highlights (continued)

(5)
The subaccount was available prior to 2019 with no investment activity. Investments into the subaccount began on May 1, 2019. The total return disclosed for this subaccount in 2019 is from May 1, 2019 to the period ended December 31, 2019.

(6)	PruBenefit Select subaccounts liquidated on April 25, 2019.

(7)	Group Variable Universal Life subaccount was launched on August 5, 2021.

Note 8:    Charges and Expenses

The following represents the various charges and expenses of the Account which are paid to Prudential.

The Account supports two types of group contracts: (1) group variable universal life contracts issued to employers or other groups such as membership associations that sponsor a group variable universal life insurance program (each, a “GVUL contract”), and (2) group flexible premium variable universal life contracts issued to employers or trusts established by employers to insure employees (each, a “COLI contract”). The COLI contractholders certify that the insurance proceeds will be used only to finance the cost of employee benefits which may include nonqualified executive deferred compensation or salary continuation plans, retiree medical benefits or for other purposes related to informal funding for employee benefits.

GVUL Contract Charges

A.Mortality and Expense Risk Charge

The mortality and expense risk charge, currently equal to an effective annual rate of 0.45%, is applied daily against the net assets of each subaccount. This charge is guaranteed not to exceed an effective annual rate of 0.90%. Mortality risk is the risk that contractholders may not live as long as estimated and expense risk is the risk that the cost of issuing and administering the contracts may exceed related charges assessed by Prudential. The mortality and expense risk charge is assessed through a reduction in unit values.

B.Transaction Related Charges

There may be charges, if applicable, associated with surrenders, partial withdrawals, loans, transfers and requests for additional statements as follows:

Surrenders and partial withdrawals - Not to exceed the lesser of $6 or 2% of the amount received.

Loans - Not to exceed $20 for each loan made.

Transfers - Not to exceed $20 for each transfer, after the twelfth transfer, in a certificate year.

Deferred Sales Charges - The charge is assessed on a full surrender and is the lesser of $20 or 2% of the amount withdrawn.

Additional statement requests related to a contractholder’s insurance - Not to exceed $20 per statement.

C.Cost of Insurance and Other Related Charges

Contractholder contributions may be subject to certain deductions prior to being invested in the Account. The deductions are for (1) state taxes attributable to premiums, (2) transaction costs which are deducted from each premium payment to cover premium collection and processing costs, and (3) sales expenses, a maximum of 3.5% of each premium payment, are deducted in order to compensate Prudential for the cost of selling the contract. Contracts are also subject to monthly charges to compensate Prudential for the portion of the net amount of risk applicable to the participant. In addition, monthly charges may also be deducted to compensate Prudential for costs related to administering the contract and for additional insurance benefits, if applicable. Loans have a maximum net interest of 2%. These charges are assessed through the redemption of units.

A57

Note 8:    Charges and Expenses (continued)

COLI Contract Charges

A.Transaction Fees

Premium Load - This charge is deducted to compensate Prudential for the cost of selling the COLI contract, including an amount to cover the cost of commissions; advertising and the printing and distribution of prospectuses and sales literature; any federal, state or local income, premium, excise, business tax or any other type of charge, or component thereof, measured by or based upon the amount of premium received by Prudential. The premium load is deducted from each premium payment. For the first four coverage years of each basic insurance coverage segment, Prudential may charge up to 8.50% of premiums received each coverage year up to the target premium and 2.00% of excess premium. In coverage years five through nine, Prudential may charge up to 3.75% of premiums received each coverage year up to the target premium and 2.00% of excess premium. In coverage years ten and later, Prudential may charge up to 3.75% of any premiums received. The target premium is a factor per $1,000 of basic insurance, based on issue age and gender. Any premium received by Prudential in excess of the target premium in the same coverage year will be treated as excess premium. The total premium load equals the premium load on the target premium plus the premium load on excess premium, if any.

Surrenders - No charge.

Transfers - There is no charge for transfers. Prudential may impose a transfer charge in the future of up to $25 per transfer.

B.Monthly Charges

Cost of Insurance - Prudential will deduct a charge for the cost of the insurance on a covered person under the COLI contract. The current cost of insurance charge varies based on the individual characteristics of the Covered Person, including such characteristics as: age, sex, underwriting class, extra rating class, if any, smoking status, and years from coverage effective date. The actual cost of insurance rates will be set by Prudential based on its expectations as to future experience in mortality and total expenses and may be adjusted periodically, subject to the maximum rates specified in the COLI contract. Any change in the cost of insurance rates will apply to all persons of the same age, rate class and group.

Mortality and Expense Risk Charge - The mortality and expense risk charge, currently equal to an effective annual rate of 0.24% of assets in the variable investment options in coverage years one through ten and 0.18% of assets in variable investment options thereafter. This charge is guaranteed not to exceed an effective annual rate of 0.48%. This charge is intended to compensate Prudential for assuming mortality and expense risks under the COLI contract. The mortality risk Prudential assumes is the risk that covered persons may live for shorter periods of time than Prudential estimated when mortality charges were determined. The expense risk Prudential assumes is the risk that expenses incurred in issuing and administering the COLI contract will be greater than Prudential estimated in fixing Prudential’s administrative charges. The mortality and expense risk charge is not a daily charge deducted from the Account. Instead, like the administrative charge discussed below, it is deducted on an individual basis from each coverage fund, and results in a reduction in the dollar amount of the coverage fund on that particular date. The coverage fund is the total amount credited to a Covered Person under the group contract, equal to the sum of the amounts in all the variable investment options and the fixed interest rate option, and the principal amount of any coverage debt, plus any interest earned thereon.

To deduct the mortality and expense risk charge from the Variable Investment Options, on each monthly date, Prudential converts the dollar amount of the mortality and expense risk charge into units. The resulting number of units are deducted pro-rata from the variable investment options allocated to the contractholder.

Administrative Charge - This charge is intended to compensate Prudential for processing claims, keeping records, communicating with COLI contractholders and similar activities. Prudential deducts a monthly administrative charge of up to $10 per covered person, proportionately from the dollar amounts held in each of the chosen variable investment options and the fixed interest rate option.

Administrative Charge for Increases to Basic Insurance - Currently, there is no administrative processing charge being made in connection with an increase in basic insurance. However, Prudential may assess such a charge of up to $25 per request for an increase in basic insurance.

A58

Note 8:    Charges and Expenses (continued)
Net Interest on Loans - 1% annually. The net interest on loans reflects the net difference between a standard loan with an effective annual interest charge of 5% and an effective annual interest credit equal to 4%. Preferred loans are currently charged a lower effective annual interest rate.

To deduct the cost of insurance and administrative charge from the variable investment options and fixed interest rate option, on each monthly date, for each coverage, Prudential calculates the amount of assets in each variable investment option and in the fixed interest rate option and divides the coverage fund by the sum of assets to obtain an allocation factor.

Prudential then calculates the dollar amount of the cost of insurance and administrative charge for the coverage and multiplies the result by the allocation factor for each variable investment option and for the fixed interest rate option to determine the amount to be deducted from each variable investment option and from the fixed interest rate option. Prudential then converts the dollar amount to be deducted from the variable investment options into units, and then subtracts such units from the variable investment options, Prudential subtracts the dollar amount of the charges from the fixed interest rate option.

Note 9:    Other

Participant or contractholder net payments represent contractholder or participant contributions, net of applicable deductions, charges, and state premium taxes.

Policy loans, net of repayments and interest represent amounts borrowed by contractholders or participants, using the contract as the security for the loan, offset by payments made to reduce the total outstanding policy loan principal plus accrued interest.

Surrenders, withdrawals and death benefits are payments to contractholders, participants, and beneficiaries made under the terms of the contracts, including amounts that contractholders and participants have requested to be withdrawn or paid to them.

Net transfers between other subaccounts or fixed rate option are amounts that contractholders and participants have directed to be moved among subaccounts, including permitted transfers to and from the fixed account.

Miscellaneous transactions primarily represent timing related adjustments on contractholder transactions, such as premiums, surrenders, transfers, etc. which are funded by the general account in order to maintain appropriate contractholder account balances.

Other charges are contract level charges assessed through the redemption of units as described in Note 8, Charges and Expenses.

A59

Report of Independent Registered Public Accounting Firm

To the Board of Directors of
The Prudential Insurance Company of America and
the Contractholders of The Prudential Variable Contract Account GI-2

Opinions on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts of The Prudential Variable Contract Account GI-2 indicated in the table below as of December 31, 2022, the related statements of operations for the period then ended, and the statements of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of The Prudential Variable Contract Account GI-2 as of December 31, 2022, the results of each of their operations for the period then ended, and the changes in each of their net assets for each of the two years in the period ended December 31, 2022, in conformity with accounting principles generally accepted in the United States of America.

PSF PGIM Government Money Market Portfolio (Class I)	PSF Natural Resources Portfolio (Class I)
PSF PGIM Flexible Managed Portfolio (Class I)	T. Rowe Price International Stock Portfolio
PSF Stock Index Portfolio (Class I)	DWS Capital Growth VIP (Class A)
PSF PGIM Jennison Blend Portfolio (Class I)	Franklin Mutual Global Discovery VIP Fund (Class 2)
Neuberger Berman AMT Short Duration Bond Portfolio (Class I)	PIMCO Total Return Portfolio (Administrative Class)
DWS High Income VIP (Class A)	AB VPS Sustainable International Thematic Portfolio (Class A)
MFS® Research Series (Initial Class)	Fidelity® VIP Freedom 2015 Portfolio (Service Class)
BNY Mellon VIF, Opportunistic Small Cap Portfolio (Initial Shares)	Invesco V.I. Eqv International Equity Fund (Series I)
Templeton Foreign VIP Fund (Class 2)	Templeton Global Bond VIP Fund (Class 2)
Templeton Developing Markets VIP Fund (Class 2)	Neuberger Berman AMT Mid Cap Growth Portfolio (Class I)
PSF PGIM Total Return Bond Portfolio (Class I	Fidelity® VIP Mid Cap Portfolio (Service Class)
PSF PGIM High Yield Bond Portfolio (Class I)	Franklin Strategic Income VIP Fund (Class 2)
PSF PGIM Jennison Value Portfolio (Class I)	Fidelity® VIP Value Strategies Portfolio (Service Class)
PSF PGIM Jennison Growth Portfolio (Class I)	Fidelity® VIP Government Money Market Portfolio (Service Class)
PSF Global Portfolio (Class I)	Fidelity® VIP Freedom 2025 Portfolio (Service Class)
American Century VP Balanced Fund (Class I)	Fidelity® VIP Contrafund® Portfolio (Service Class)
American Century VP International Fund (Class I)	Fidelity® VIP Freedom 2020 Portfolio (Service Class)
American Century VP Value Fund (Class I)	Fidelity® VIP Index 500 Portfolio (Service Class)
T. Rowe Price Mid-Cap Growth Portfolio (Mid-Cap Growth Class)	PIMCO Low Duration Portfolio (Administrative Class)
T. Rowe Price All-Cap Opportunities Portfolio	DWS Small Cap Index VIP (Class A)
PSF Small-Cap Stock Index Portfolio (Class I)	Royce Micro-Cap Portfolio (Investment Class)
MFS® Total Return Bond Series (Initial Class)	Royce Small-Cap Portfolio (Investment Class)
T. Rowe Price Equity Income Portfolio (Equity Income Portfolio Class)	Invesco V.I. Small Cap Equity Fund (Series I)
Janus Henderson VIT Global Research Portfolio (Institutional Shares)	Franklin Small Cap Value VIP Fund (Class 2)
Janus Henderson VIT Research Portfolio (Institutional Shares)	Fidelity® VIP Freedom 2030 Portfolio (Service Class)
A60

Janus Henderson VIT Overseas Portfolio (Institutional Shares)	AST Preservation Asset Allocation Portfolio
Lazard Retirement US Small-Mid Cap Equity Portfolio (Service Shares)	JPMorgan Insurance Trust Core Bond Portfolio (Class 1)
Janus Henderson VIT Enterprise Portfolio (Institutional Shares)	JPMorgan Insurance Trust U.S. Equity Portfolio (Class 1)
PSF PGIM 50/50 Balanced Portfolio (Class I)	JPMorgan Insurance Trust Small Cap Core Portfolio (Class 1)
PSF PGIM Jennison Focused Blend Portfolio (Class I)	AST Cohen & Steers Realty Portfolio
DWS Small Mid Cap Value VIP (Class A)	Neuberger Berman AMT Sustainable Equity Portfolio (Class I)
Lazard Retirement Emerging Markets Equity Portfolio (Service Shares)	Lazard Retirement International Equity Portfolio (Service Shares)
T. Rowe Price Moderate Allocation Portfolio	PIMCO All Asset Portfolio (Administrative Class)
PSF PGIM Government Income Portfolio (Class I)

Basis for Opinions

These financial statements are the responsibility of The Prudential Insurance Company of America management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of The Prudential Variable Contract Account GI-2 based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of The Prudential Variable Contract Account GI-2 in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2022 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 13, 2023

We have served as the auditor of one or more of the subaccounts of The Prudential Variable Contract Account GI-2 since 1996.
A61

THE PRUDENTIAL INSURANCE
COMPANY OF AMERICA
STATUTORY FINANCIAL STATEMENTS AND
ADDITIONAL INFORMATION
December 31, 2022, 2021 and 2020
and Report of Independent Auditors

STATUTORY FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	Page(s)

Report of Independent Auditors	127
Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus	3
Statutory Statements of Operations and Changes in Capital and Surplus	4
Statutory Statements of Cash Flows	5
Notes to Statutory Financial Statements	7
Annual Statement Schedule 1 - Selected Financial Data	115
Supplemental Investments Risks Interrogatories Schedule	118
Summary Investment Schedule	124
Supplemental Schedule of Reinsurance Disclosures	126

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS

	December 31, 2022	December 31, 2021
	(in millions)
ASSETS
Bonds	$90,453	$97,581
Preferred stocks	146	158
Common stocks	9,915	13,292
Mortgage loans on real estate	19,814	21,125
Real estate	334	415
Contract loans	1,834	2,943
Cash and short-term investments	2,716	6,540
Derivatives	4,019	3,709
Other invested assets	9,238	9,270
Total cash and invested assets	138,469	155,033
Premiums due and deferred	3,908	3,941
Accrued investment income	949	921
Current federal income tax recoverable	347	—
Net deferred tax asset	1,858	1,949
Other assets	1,244	1,155
Separate account assets	152,759	161,305
TOTAL ADMITTED ASSETS	$299,534	$324,304

LIABILITIES, CAPITAL AND SURPLUS
LIABILITIES
Policy liabilities and insurance reserves:
Future policy benefits and claims	$91,863	$100,126
Deposit-type contracts	16,829	16,341
Advanced premiums	38	47
Policy dividends	1,296	1,313
Notes payable and other borrowings	65	65
Asset valuation reserve	3,978	4,281
Federal income tax payable	—	30
Interest maintenance reserve	—	940
Transfers to (from) separate accounts due or accrued	(284)	(402)
Securities sold under agreement to repurchase	3,148	6,907
Cash collateral held for loaned securities	5,076	3,892
Derivatives	2,681	1,730
Other liabilities	8,329	9,107
Separate account liabilities	152,466	160,804
Total liabilities	285,485	305,181

CAPITAL AND SURPLUS
Common capital stock and gross paid in and contributed surplus	6,682	5,716
Surplus notes	348	347
Special surplus fund	197	196
Unassigned surplus	6,822	12,864
Total capital and surplus	14,049	19,123
TOTAL LIABILITIES, CAPITAL AND SURPLUS	$299,534	$324,304
See Notes to Statutory Financial Statements

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

STATUTORY STATEMENTS OF OPERATIONS AND CHANGES IN CAPITAL AND SURPLUS

	Years Ended
	December 31,
	2022	2021	2020
	(in millions)
REVENUES
Premiums and annuity considerations	$24,925	$33,250	$25,167
Net investment income	5,265	5,263	4,926
Other income (loss)	1,691	1,604	1,335
Total Revenues	31,881	40,117	31,428

BENEFITS AND EXPENSES
Death benefits	4,469	5,561	4,878
Annuity benefits	14,365	13,462	13,289
Disability benefits	1,290	1,189	1,098
Other benefits	20	19	21
Surrender benefits and fund withdrawals	12,893	14,009	9,554
Net increase (decrease) in reserves	(8,330)	4,699	4,103
Commissions	973	1,193	1,300
Net transfer to (from) separate accounts	3,594	(1,867)	(5,794)
Other expenses (benefits)	609	280	1,092
Total Benefits and Expenses	29,883	38,545	29,541

OPERATING INCOME (LOSS) BEFORE DIVIDENDS AND INCOME TAXES	1,998	1,572	1,887
Dividends to policyholders	12	17	(111)

OPERATING INCOME (LOSS) BEFORE INCOME TAXES	1,986	1,555	1,998
Income tax expense (benefit)	956	591	30

INCOME (LOSS) FROM OPERATIONS	1,030	964	1,968
Net realized capital gains (losses)	86	2	(205)

NET INCOME (LOSS)	$1,116	$966	$1,763

CAPITAL AND SURPLUS
CAPITAL AND SURPLUS, BEGINNING OF PERIOD	$19,123	$11,771	$11,483
Net income (loss)	1,116	966	1,763
Change in common capital stock and gross paid in and contributed surplus	966	4,279	—
Change in net unrealized capital gains (losses)	(3,900)	2,464	(386)
Change in nonadmitted assets	(2,766)	(376)	(34)
Change in asset valuation reserve	303	(512)	(565)
Change in net deferred income tax	609	297	(330)
Cumulative effect of changes in accounting principles	—	23	—
Change in reserve on account of change in valuation basis	—	—	72
Dividends to stockholders	(2,540)	(1,100)	(500)
Net change in separate accounts surplus	(727)	(117)	37
Amortization related to employee retirement plans and other pension adjustments	509	1,141	250
Deferred reinsurance allowance (1)	1,006	8	(5)
Other changes, net (1)	350	279	(14)
Net change in capital and surplus	(5,074)	7,352	288
CAPITAL AND SURPLUS, END OF PERIOD	$14,049	$19,123	$11,771

(1) Prior period amounts have been updated to conform to current period presentation.
See Notes to Statutory Financial Statements

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

STATUTORY STATEMENTS OF CASH FLOWS

	Years Ended
		December 31,
	2022	2021	2020
	(in millions)
CASH FLOWS FROM OPERATING ACTIVITIES
Premiums and annuity considerations	$27,155	$27,361	$24,352
Net investment income	5,253	5,155	4,820
Other income	1,537	1,485	1,530
Separate account transfers	4,769	7,216	6,623
Benefits and claims	(34,086)	(33,770)	(28,585)
Policyholders’ dividends	(30)	(55)	(59)
Federal income taxes	(970)	(560)	(242)
Other operating expenses	(862)	(748)	(1,996)

Net cash from (used in) operating activities	2,766	6,084	6,443

CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid
Bonds	16,245	25,603	14,852
Stocks	2,251	864	209
Mortgage loans on real estate	2,706	5,682	2,420
Real estate	146	32	186
Other invested assets	868	992	314
Miscellaneous proceeds	202	156	685
Payments for investments acquired
Bonds	(16,670)	(26,251)	(21,052)
Stocks	(1,574)	(1,399)	(1,581)
Mortgage loans on real estate	(3,106)	(5,296)	(2,367)
Real estate	(67)	(50)	(201)
Other invested assets	(712)	(1,314)	(918)
Miscellaneous applications	(1,982)	(318)	(150)

Net cash from (used in) investing activities	(1,693)	(1,299)	(7,603)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from (payments of) borrowed money	(31)	(124)	(21)
Proceeds from (payments of) surplus paid in	1,022	845	—
Dividends to stockholders	(2,400)	(1,100)	(500)
Net deposits on deposit-type contract funds	66	(2,878)	1,622
Other financing activities	(3,554)	473	(1,229)

Net cash from (used in) financing activities	(4,897)	(2,784)	(128)

NET CHANGE IN CASH AND SHORT-TERM INVESTMENTS	(3,824)	2,001	(1,288)
CASH AND SHORT-TERM INVESTMENTS, BEGINNING OF PERIOD	6,540	4,539	5,827
CASH AND SHORT-TERM INVESTMENTS, END OF PERIOD	$2,716	$6,540	$4,539

See Notes to Statutory Financial Statements

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

STATUTORY STATEMENTS OF CASH FLOWS

The Statutory Statement of Cash Flows excludes the following non-cash transactions:

	Years Ended
	December 31,
	2022	2021	2020
	(in millions)
In-kind assets receipt related to pension risk transfer transactions	$8,246	$5,377	$701
Premiums ceded related to reinsurance transaction	7,808	—	—
Reinsurance transaction with affiliate	3,154	—	—
Return of capital to parent in the form of a K-note	500	—	—
Contribution of equity securities from parent	427	—	—
Capital contribution to a subsidiary	405	—	—
Capitalization of deferred reinsurance gains related to reinsurance transaction	254	—	—
Dividend of investment in former subsidiary to parent	140	—	—
Amortization of deferred gains related to reinsurance transactions	106	73	80
Net asset and liability transfer due to novation	65	—	—
Asset transfer from mortgages to other invested assets	43	—	—
Contribution of tax credits from parent	17	15	—
Deferred tax asset received related to sale of former subsidiary	10	—	—
Contribution of assets to a subsidiary	10	3,420	—
Dividend settlement with a subsidiary related to a tax payment agreement	9	9	8
Contribution of tax credits to a subsidiary	7	6	—
Capitalized deferred interest on mortgage loans	7	11	11
Transfer of bonds to a subsidiary	—	114	—
Transfer of other invested asset to a subsidiary	—	99	—
Asset transfer from other invested assets to preferred stocks	—	63	—
Donation of equity securities to a related charitable organization	—	8	30
Structure change of an other invested asset with underlying mortgage loans	—	—	90
Mortgage loan modification and transfer to other invested assets	—	—	81
Asset transfer from other invested assets to mortgage loans	—	—	81
Mortgage loan modification	—	—	58
Asset transfer from real estate to other invested assets	—	—	52
Asset transfer from bonds to other invested assets	—	—	32
Mortgage loan modification and transfer to bonds	—	—	16
Transfer of deferred taxes from subsidiaries	—	—	5
Asset transfer from mortgage loans to other invested assets	—	—	1

See Notes to Statutory Financial Statements

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2022, 2021 AND 2020

1.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
1A.     Business
The Prudential Insurance Company of America (the “Company”, “PICA”, or “Prudential Insurance”) is a wholly owned subsidiary of Prudential Financial, Inc. (“Prudential Financial” or “PFI”). The Company was founded in 1875 under the laws of the State of New Jersey.

Prudential Insurance provides a wide range of insurance, investment management, and other financial products and services to both individual and institutional customers throughout the United States. The principal products and services of the Company include individual life insurance, annuities, group insurance and pension and retirement products and related services. The Company also reinsures certain products from affiliated international insurers. The Company conducts its businesses through its operations and the operations of certain of its subsidiaries and affiliates in all 50 states. The principal executive offices of Prudential Insurance are located in Newark, New Jersey.

On December 18, 2001 (the “date of demutualization”), Prudential Insurance converted from a mutual life insurance company to a stock life insurance company. The demutualization was completed in accordance with Prudential Insurance’s Plan of Reorganization, which was approved by the Commissioner of Banking and Insurance of the State of New Jersey in October 2001.

1B.     Accounting Practices
The Company, domiciled in the state of New Jersey, prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the New Jersey Department of Banking and Insurance (the “Department” or “NJDOBI”). Prescribed statutory accounting practices (“SAP”) include publications of the National Association of Insurance Commissioners (“NAIC”), state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed by the Department. The NAIC “Accounting Practices and Procedures Manual” (“NAIC SAP” or the “Manual”) reporting differs from accounting principles generally accepted in the United States (“GAAP”). NAIC SAP is designed to address the concerns of regulators. GAAP is designed to meet the varying needs of the different users of financial statements.
The State of New Jersey requires that insurance companies domiciled in the State of New Jersey prepare their statutory basis financial statements in accordance with the NAIC SAP, subject to any deviations prescribed or permitted by the Department (“NJ SAP”). The Company’s statutory accounting policies differ from the Manual due to deviations prescribed or permitted by the Department.

The following is a summary of accounting practices permitted and prescribed by the Department and the domiciliary regulator of certain subsidiaries as reflected in the Company’s statutory financial statements including those in the statutory financial statements of subsidiaries:
•The Company records leasehold improvements as admitted assets. New Jersey law allows insurance companies domiciled in New Jersey to admit leasehold improvements as admitted assets. Under Statement of Statutory Accounting Principles (“SSAP”) No. 19, “Furniture, Fixtures, Equipment and Leasehold Improvements,” NAIC statutory accounting practices require non-admittance of leasehold improvements.

•Pursuant to New Jersey law, the Commissioner of the Department may require or permit a different basis of valuation of separate account assets.  The Company values separate account assets for certain non-participating group annuity products, related to its pension risk transfer business, as if the assets were held in the general account. Under SSAP No. 56, “Separate Accounts” (“SSAP No. 56”), separate account assets supporting fund accumulation contracts (“GICs”), which do not participate in underlying portfolio experience, with a fixed interest rate guarantee, purchased under a retirement plan or plan of deferred compensation, established or maintained by an employer, will be recorded as if the assets were held in the general account while assets supporting all other contractual benefits shall be recorded at fair value on the date of valuation. The participants in the Company’s non-participating group annuity products do not participate in the investment income of the underlying assets, and therefore, the valuation prescribed by the Department follows the similar general account treatment.   With certain separate account assets being valued as if they were held in the general account, the Company’s separate account reserves and related asset adequacy analysis reserves are also adjusted accordingly.  As of December 31, 2022 and 2021, Risk-Based Capital (“RBC”) calculated using this prescribed practice resulted in RBC consistent with the amount calculated using NAIC guidance.

•In 2004, one of the Company’s former insurance subsidiaries, Empower Annuity Insurance Company (“EAIC”), formerly known as Prudential Retirement and Annuity Company (“PRIAC”), received approval from its domiciliary insurance department, the Connecticut Insurance Department, to record a deferred gain associated with an assumption reinsurance agreements between Connecticut General Life Insurance Company and EAIC in the interest maintenance reserve (“IMR”) and to amortize the deferred gain in a manner consistent with those relevant annual statement instructions. Had the deferred gains been established

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2022, 2021 AND 2020

as a liability limited to an amortization period of 10 years in accordance with the guidance of SSAP No. 61R, “Life, Deposit-Type and Accident and Health Reinsurance,” and not included in the IMR, it would have created a material distortion in the analysis of the adequacy of statutory reserves conducted annually by EAIC’s Appointed Actuary. Effective December 31, 2021 the permitted practice was discontinued. PRIAC was sold to Empower Annuity Insurance Company of America (“EAICA”) on April 1, 2022. See Note 17 for additional information regarding the sale. See Note 1D, Accounting Policy, for additional information related to accounting for investments in subsidiaries.

•In 2015, Prudential Legacy Company of New Jersey (“PLIC”), an insurance subsidiary of the Company, received approval from its domiciliary insurance department (New Jersey) for the following permitted accounting practices:

1)Approval to utilize a non-prescribed discount rate for purposes of discounting the present value of guaranteed liabilities in the Company’s RBC calculation. Based on the applicable valuation requirements of separate account assets as indicated in SSAP No. 56, NAIC guidance indicates that RBC is calculated as the excess of the regular C-1 and C-3 standards over the applicable reserve margins. Under the guidance, the reserve margin is calculated as the excess of the book/adjusted carrying value (“BACV”) of the assets supporting the reserve over the present value of the guaranteed payments. The present value of guaranteed payments is calculated using the expected net portfolio rate of return and is not to exceed 105 percent of U.S. Treasury spot rates. The excess, if any, of the asset value over the present value of guaranteed payments is first applied to reduce the C-3 requirement. The remainder is used to reduce the C-1 requirement. The permitted practice allows for the use of a discount rate, for purposes of discounting the present value of guaranteed liabilities, comprised of spot rates derived from a 50%/50% blend of U.S. Treasury-based spot rates and the Bond Index, where the Bond Index is composed of the Barclays Short Term Corporate Index for the ½ year maturity point and the Barclays U.S. Corporate Investment Grade Bond Index for all other maturities, as opposed to the discount rate described above. The modification of the discount rate used in the RBC calculation is consistent with the rate recommended by the Annuity Reserves Work Group of the American Academy of Actuaries for use for certain reserves. The discount rate utilized is limited to the sum of 1) U.S. Treasury-based spot rates and 2) 90% of the market spread of the asset portfolio within the Company. As of December 31, 2022 and 2021, RBC calculated using this permitted practice resulted in RBC equal to the amount calculated using NAIC guidance.

2)Approval to apply amortized cost accounting for interest sensitive assets and liabilities, post reinsurance transaction, to Prudential Legacy Separate Account in a manner that differs from SSAP No. 56. Specifically, the permitted practice provides for the following after the initial reinsurance transaction was recorded:

◦To record bonds pursuant to SSAP Nos. 26R and 43R, “Bonds” and “Loan-Backed and Structured Securities”; mortgage loans pursuant to SSAP No. 37, “Mortgage Loans”; and preferred stock pursuant to SSAP No. 32, “Preferred Stock” (“SSAP No. 32”) instead of recording these securities at fair value as required by SSAP No. 56.

◦The creation of a new IMR with $0 value at inception. The creation of the IMR is consistent with the accounting approved by the Department discussed above to record interest sensitive assets using amortized cost. Under SSAP No. 56, an IMR is established for separate accounts recorded at book value. With the creation of the new IMR, the Department approved the Company’s ability to admit negative IMR should it occur as an admitted asset to ensure that the impact of trading activities on surplus within Prudential Legacy Separate Account is similar to that which would have occurred under SSAP No. 56 accounting guidance.

◦To record reserves that meet New Jersey minimum reserve requirements, consistent with Prudential Insurance’s reserving prior to the above mentioned reinsurance transaction. SSAP No. 56 requires that reserves in separate accounts be adjusted for current interest rates in the event that assets are recorded at fair value. For the purpose of reconciling net income and capital and surplus between prescribed statutory accounting practices and permitted statutory accounting practices, in the calculation of the prescribed practice statutory reserves, the current year’s statutory valuation rate is being used as the proxy for the current market rate, and the cash value floor is being applied in the aggregate. Absent the permitted practice discussed above, the Company’s separate account assets would be required to be held at fair value.

◦To record all derivatives, which are designed to hedge interest rate risk, at amortized cost, and upon termination or sale, the realized gain or loss is reflected in the IMR to ensure that the net impact on surplus is similar to that which would have occurred had other interest rate sensitive assets been sold. SSAP No. 86, “Derivatives” (“SSAP No. 86”) indicates that derivatives that are used for hedging transactions for which an entity either (1) doesn’t meet the criteria for hedge accounting or (2) does meet the criteria but the entity has chosen not to apply hedge accounting shall be accounted for at fair value with changes in value recorded as unrealized gains or losses.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2022, 2021 AND 2020

A reconciliation of the Company’s net income, capital and surplus, assets and liabilities between NAIC SAP and practices permitted and prescribed by the Department as of and for the years ended December 31, is shown below:

	SSAP #	F/S Page	F/S Line #	2022	2021	2020
				(in millions)
Net Income
New Jersey state basis (Page 4, Net Income)				$1,116	$966	$1,763

State Prescribed Practices that are an increase (decrease) from NAIC SAP:
Separate Account Valuation	56	4	Other income (loss)	600	(1,067)	(6)
Separate Account Valuation	56	4	Net increase (decrease) in reserves	(600)	1,067	6

State Permitted Practices that are an increase (decrease) from NAIC SAP:
NAIC SAP				$1,116	$966	$1,763

Surplus
New Jersey state basis (Page 3, Total Capital and Surplus)				$14,049	$19,123	$11,771

State Prescribed Practices that are an increase (decrease) from NAIC SAP:
Admit leasehold improvements	19	4	Change in nonadmitted assets	46	30	34

State Permitted Practices that are an increase (decrease) from NAIC SAP:
Deferred gain amortization in insurance subsidiary	61R	4	Change in net unrealized capital gains (losses)	—	—	(50)
NAIC SAP				$14,003	$19,093	$11,787

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2022, 2021 AND 2020

	SSAP #	F/S Page	F/S Line #	2022	2021
				(in millions)
Assets
New Jersey state basis (Page 3, Total Assets)				$299,534	$324,304

State Prescribed Practices that are an increase (decrease) from NAIC SAP:
Separate Account Valuation	56	3	Separate account assets	4,048	(3,397)
Admit leasehold improvements	19	3	Other assets	46	30

NAIC SAP				$295,440	$327,671

Liabilities
New Jersey state basis (Page 3, Total Liabilities)				$285,485	$305,181

State Prescribed Practices that are an increase (decrease) from NAIC SAP:
Separate Account Valuation	56	3	Future policy benefits and claims	(1,493)	(2,094)
Separate Account Valuation	56	3	Separate account liabilities	5,541	(1,303)

NAIC SAP				$281,437	$308,578

1C.     Use of Estimates
The preparation of financial statements in conformity with SAP requires management to make estimates and assumptions that affect the reported assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.
The most significant estimates include those used in determining measurement of any related impairment; valuation of investments including derivatives (in the absence of quoted market values) and the recognition of other-than-temporary impairments; aggregate reserves for life, accident, and health contracts, including guarantees; pension and other postretirement benefits; provision for income taxes and valuation of deferred tax assets; goodwill; and reserves for contingent liabilities, including reserves for losses in connection with unresolved legal matters.

Since the first quarter of 2020, the outbreak of the novel coronavirus (“COVID-19”) has resulted in extreme stress and disruption in the global economy and financial markets. While markets have rebounded, the pandemic has adversely impacted, and may continue to adversely impact our results of operations, financial condition and cash flows. Due to the highly uncertain nature of these conditions, it is not possible to estimate the ultimate impacts at this time. The risks may have manifested, and may continue to manifest, in our financial statements in the areas of, among others, i) insurance liabilities and related balances: potential changes to assumptions regarding investment returns, mortality, morbidity and policyholder behavior which are reflected in our insurance liabilities and certain related balances; and ii) investments: increased risk of loss on our investments due to default or deterioration in credit quality or value. We cannot predict what impact the COVID-19 pandemic will ultimately have on our businesses.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2022, 2021 AND 2020

1D.     Accounting Policy
The Company uses the following accounting policies:
1)Cash includes cash on deposit and cash equivalents. Cash equivalents are short-term, highly liquid investments, with original maturities of three months or less, that are both readily convertible to known amounts of cash and so near their maturity that they represent insignificant risk of changes in value because of changes in interest rates. Cash equivalents also include money market funds. They are stated at amortized cost which approximates fair value.
Short-term investments primarily consist of highly liquid debt instruments with a remaining maturity of twelve months or less and greater than three months when purchased. They are stated at amortized cost, which approximates fair value.
2)Bonds, which consist of long-term bonds, are stated primarily at amortized cost in accordance with the valuation prescribed by the Department and the NAIC. Bonds rated by the NAIC are classified into twenty categories ranging from highest quality bonds to those in or near default. Bonds rated in the top nineteen categories are generally valued at amortized cost while bonds rated in the lowest category are valued at lower of amortized cost or fair market value.
The Company follows both the prospective and retrospective methods for amortizing bond premium and discount. Both methods require the recalculation of the effective yield at each reporting date if there has been a change in the underlying assumptions. For the prospective method, the recalculated yield will equate the carrying amount of the investment to the present value of the anticipated future cash flows. The recalculated yield is then used to accrue income on the investment balance for subsequent accounting periods. There are no accounting changes in the current period unless the undiscounted anticipated cash flow is less than the carrying amount of the investment. For the retrospective method, the recalculated yield is the rate that equates the present value of actual and anticipated future cash flows with the original cost of the investment. The current balance of the investment is increased or decreased to the amount that would have resulted had the revised yield been applied since inception and investment income is correspondingly decreased or increased.
For other-than-temporary impairments, the cost basis of the bond excluding loan-backed and structured securities is written down to fair market value as a new cost basis and the amount of the write down is accounted for as a realized loss. For loan-backed and structured securities, the cost basis of the bond is written down to the present value of cash flows expected to be collected, discounted at the loan-backed or structured security's effective yield.

The Company does not hold any bonds that utilize the systematic value measurement method approach for Securities Valuation Office (“SVO”)-Identified investments.
Loan-backed and structured securities are primarily carried at amortized cost. For loan-backed and structured securities, the effective yield is based on estimated cash flows, including prepayment assumptions based on data from widely accepted third-party data sources or internal estimates. For high credit quality loan-backed and structured securities (those rated AA or above), cash flows are provided quarterly, and the amortized cost and effective yield of the security are adjusted as necessary to reflect historical prepayment experience and changes in estimated future prepayments. The adjustments to amortized cost for those securities rated AA or above are recorded in accordance with the retrospective method. For loan-backed and structured securities rated below AA, the effective yield is adjusted prospectively for any changes in estimated cash flows.
The NAIC designations for non-agency residential mortgage-backed securities (“RMBS”), including asset-backed securities collateralized by sub-prime mortgages, are based on security level expected losses as modeled by an independent third party (engaged by the NAIC) and the statutory carrying value of the security, including any purchase discounts or impairment charges previously recognized. The model used in determining NAIC designations was updated and utilized for reporting as of December 31, 2022 and 2021.
Similar to the change for RMBS, the NAIC designations for commercial mortgage-backed securities (“CMBS”) are based on security level expected losses as modeled by an independent third party (engaged by the NAIC) and the statutory carrying value of the security, including any purchase discounts or impairment charges previously recognized. The model used in determining NAIC designations was updated and utilized for reporting as of December 31, 2022 and 2021.
3)Preferred stocks include unaffiliated preferred stocks and investments in subsidiaries. Preferred stocks rated by the NAIC are classified into six categories ranging from highest quality preferred stocks to those in or near default. Redeemable preferred stocks rated in the top three categories are generally valued at cost while preferred stocks rated in the lower three categories are generally valued at lower of cost or fair value. All perpetual and mandatory convertible preferred stocks are recorded at fair value regardless of the rating category. For other-than-temporary impairments, the cost basis of the preferred stock is written down to fair market value as a new cost basis and the amount of the write down is recorded as a realized loss.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2022, 2021 AND 2020

4)Common stocks include unaffiliated common stocks and investments in subsidiaries. See (7) below for information related to investments in subsidiaries. Unaffiliated common stocks are carried at fair value. Dividends from these investments are generally recognized in “Net investment income” on the ex-dividend date.
5)Mortgage loans on real estate (“Mortgage loans”) are stated primarily at unpaid principal balances, net of unamortized premiums and discounts and impairments. Impaired loans are identified by management when it is considered probable that all amounts due according to the contractual terms of the loan agreement will not be collected. These loans are recorded based on the fair value of the collateral less estimated costs to obtain and sell. The difference between the net value of the collateral and the recorded investment in the mortgage loan is recognized as an impairment by creating a valuation allowance with a corresponding charge to unrealized loss or by adjusting an existing valuation allowance for the impaired loan with a corresponding charge or credit to unrealized gain or loss. Other-than-temporary impairments are then recognized as a realized loss in net income.
Interest received on impaired loans, including loans that were previously modified in a troubled debt restructuring, is generally either applied against the principal or reported as revenue, according to management’s judgment as to the collectability of principal. Management discontinues accruing interest on impaired loans after the loans are ninety days delinquent as to principal or interest, or earlier when management has substantial doubts about collectability. When this interest is deemed uncollectible, it is reversed against interest income on loans for the current period. Generally, a loan is restored to accrual status only after all delinquent interest and principal are brought current and, in the case of loans where interest has been interrupted for a substantial period, a regular payment performance has been established.
6)Real estate includes properties occupied by the Company and properties held for sale. Properties occupied by the Company are carried at cost less accumulated straight-line depreciation, encumbrances, and other-than-temporary impairments. Properties held for sale are valued at lower of depreciated cost or fair value less encumbrances and estimated disposition costs.
7)Investments in subsidiaries are accounted for using the equity method as defined in SSAP No. 97, “Investments in Subsidiary, Controlled and Affiliated Entities” (“SCA”) (“SSAP No. 97”). Investments in domestic insurance subsidiaries are recorded based on the underlying audited statutory equity of the respective entity's financial statements, adjusted for unamortized goodwill as provided for in SSAP No. 68, “Business Combinations and Goodwill.” Investments in foreign insurance subsidiaries are recorded based on audited U.S. GAAP equity adjusted, if needed, to a limited statutory basis of accounting in accordance with paragraph 9 of SSAP No. 97. Investments in non-insurance subsidiaries that do not engage in certain transactions or activities, per paragraph 8b ii of SSAP No. 97 are recorded based on audited U.S. GAAP equity of the investee. The change in subsidiaries’ net assets, excluding capital contributions and distributions, is included in “Change in net unrealized capital gains (losses).” Dividends or distributions received from the investee are recognized in “Net investment income” when declared to the extent they are not in excess of undistributed accumulated earnings attributed to the Company’s investment.

8)Other invested assets include primarily the Company’s investment in joint ventures, limited liability companies and other forms of partnerships. These investments are accounted for using an equity method as defined in SSAP No. 97 or SSAP No. 48, depending upon whether the investee is a Subsidiary, Controlled, or Affiliated Entity, as defined in SSAP No. 97. These entities are valued based on the underlying audited U.S. GAAP equity of the investee, or alternatives permitted by SSAP No. 97 and SSAP No. 48, as applicable.

9)Derivatives used by the Company include swaps, futures, forwards, and options and may be exchange-traded or contracted in the over-the-counter market. Derivative instruments used in hedging transactions that meet the criteria of a highly effective hedge are considered an effective hedge and are permitted to be valued and reported in a manner that is consistent with the hedged asset or liability. To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated risk of the hedged item. Effectiveness of the hedge is formally assessed at inception and throughout the life of the hedging relationship. Any derivative premiums that are not paid at inception of the derivative are recorded separately for the estimated fair value of the derivative as a portion of the Payable for Securities or Receivable for Securities line items on the balance sheet. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge, or that meet the required criteria but the Company has chosen not apply hedge accounting, are accounted for at fair value and the changes in fair value are recorded through “Change in net unrealized gains (losses).” Derivatives are reported as either assets or liabilities within “Derivatives.” See Note 8, Derivatives, for additional disclosures.

10)The Company considers anticipated investment income when calculating its premium deficiency reserves in accordance with SSAP No. 54R, “Individual and Group Accident and Health Contracts.”
11)Accident and health reserves represent the estimated value of the future payments, adjusted for contingencies and interest. The remaining reserves for active life reserves and unearned premiums are valued using the preliminary term method, gross premium valuation method, or a pro rata portion of gross premiums. Reserves are also held for amounts not yet due on hospital benefits and other coverages.
12)The Company has not modified its capitalization policy from the prior period.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2022, 2021 AND 2020

13)The Company does not have any pharmaceutical rebates receivable.
14)Repurchase agreements and reverse repurchase agreements are agreements between a seller and a buyer, whereby the seller of securities sells and simultaneously agrees to repurchase the same or substantially the same securities from the buyer at an agreed upon price and, usually, at a stated date as defined in SSAP No. 103R, “Transfers and Servicing of Financial Assets and Extinguishments of Liabilities” (“SSAP No. 103R”). Repurchase agreements (securities sold under agreements to repurchase) are generally accounted for as secured borrowings. The assets transferred are not removed from the balance sheet, the cash collateral received is invested and reported on balance sheet and accounted for based on the type of investment. The Company obtains collateral in an amount at least equal to 95% of the fair value of the securities sold. An offsetting liability is reported in “Securities sold under agreements to repurchase.” For reverse repurchase agreements (securities purchased under agreements to resell), an asset is recorded in “Cash, and short-term investments” to reflect the receivable from the counterparty. Dollar repurchase agreements and reverse dollar repurchase agreements involve debt instruments that are pay-through securities collateralized with GNMA, FNMA and FHLMC and similar securities. The Company typically uses “to be announced” (“TBAs”) securities in the dollar repurchase and reverse dollar repurchase agreements which are accounted for as derivatives. Dollar repurchase and reverse dollar repurchase agreements are reported in “Derivatives” with the change in value reported as “Change in net unrealized capital gains (losses).” Income and expenses related to these transactions used to earn spread income are reported as “Net investment income.” Net realized capital gains (losses) are recorded upon termination of the agreements.
15)Securities lending transactions are transactions where the Company loans securities to a third party, primarily large brokerage firms. These transactions are accounted for as secured borrowings. Cash collateral received is invested and reported on the balance sheet and accounted for based on the type of investment. The Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. A liability to return collateral received is reported in “Cash collateral held for loaned securities.” Income and expenses associated with securities lending transactions used to earn spread income are reported as “Net investment income.”

16)Contract loans are stated at unpaid principal balances.
17)Net realized capital gains (losses) are computed using the specific identification method. Net realized investment gains and losses are generated from numerous sources, including the sale of bonds, stocks, other type of investments, as well as adjustments to the cost basis of investments for other-than-temporary impairments. Realized investment gains and losses are also generated from the termination of derivatives that do not qualify for hedge accounting. Investments carried at cost and amortized cost are adjusted for impairments considered other-than-temporary. All bonds, preferred stocks and common stocks with unrealized losses are subject to review to identify other-than-temporary impairments in value. Several factors must be considered to determine whether a decline in value of a security is other-than-temporary, including:
a)    the reasons for the decline in value (credit event, currency or interest related, including general spread widening);
b)    a company’s ability and intent to hold its investment for a period of time to allow for recovery of value;
c)    a company’s intent to sell its investment before recovery of the cost of the investment;
d)    the financial condition of and near-term prospects of the issuer; and
e)    for stocks, the extent and duration of the decline.

For bonds, excluding loan-backed and structured securities, when it is determined that there is an other-than-temporary impairment, the Company records a write down to the estimated fair value of the bond, which reduces its amortized cost. Credit event related impairments are recorded in the Statement of Operations and Changes in Capital and Surplus within “Net realized capital gains (losses)” and applied to the asset valuation reserve (“AVR”), and interest related impairments are directly applied to the IMR, on an after-tax basis. The AVR is used to stabilize surplus from fluctuations in the market value of bonds, stocks, mortgage loans, real estate, limited partnerships and other investments. Changes in the AVR are accounted for as direct increases or decreases in surplus. The IMR captures interest related realized gains and losses on sales of bonds (net of taxes), preferred stocks, mortgage loans, interest related other-than-temporary impairments (net of taxes) and realized gains or losses on terminated interest rate related derivatives (net of taxes), which are amortized into net income over the expected years to maturity of the investments sold or the item being hedged by the derivative using the grouped method.
The new cost basis of an impaired bond is not adjusted for subsequent increases in estimated fair value. Estimated fair values for bonds, other than private placement bonds, are generally based on quoted market prices or prices obtained from independent pricing services. Estimated fair values for private placement bonds are typically determined primarily by using a discounted cash flow model, which relies upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions and takes into account, among other factors, the credit quality of the issuer and the reduced liquidity associated with private placements. In determining the estimated fair value of certain securities, including those that are distressed, the discounted cash flow model may also use unobservable inputs, which reflect management’s own assumptions about the inputs market participants would use in pricing the asset.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2022, 2021 AND 2020

For loan-backed and structured securities, when an other-than-temporary impairment has occurred because the Company does not expect to recover the entire amortized cost basis of the security, the amount of the other-than-temporary impairment recognized as a realized loss shall equal the difference between the investment's amortized cost basis and the present value of cash flows expected to be collected, discounted at the loan-backed or structured security’s effective interest rate. Credit event related impairments are recorded in the Statement of Operations and Changes in Capital and Surplus within “Net realized capital gains (losses)” and applied to the AVR, and interest related impairments are directly applied to the IMR, on an after-tax basis. Additionally, the amortized cost of the security, less the other-than-temporary impairment recognized as a realized loss, shall become the new amortized cost basis of the investment. When the Company has the intent to sell or cannot assert ability and intent to hold to recovery, the security is impaired to its fair value.
For stocks, when it is determined that there is an other-than-temporary impairment, the Company records a write down in the Statement of Operations and Changes in Capital and Surplus within “Net realized capital gains (losses)” to the estimated fair value, which reduces the cost basis. Impairment losses on stocks are applied to the AVR as they are not interest rate related. The new cost basis of an impaired security is not adjusted for subsequent increases in the estimated fair value. Estimated fair values for publicly traded common stock are based on quoted market prices or prices obtained from independent pricing services. Estimated fair values for privately traded common stock are determined using valuation and discounted cash flow models that require a substantial level of judgment.
18)Separate account assets and liabilities are generally reported at estimated fair value and represent segregated funds, which are invested for certain policyholders, pension funds and other customers in accordance with SSAP No. 56. However, there are some separate account assets and liabilities that support products with guarantees and are carried at the same basis as the general account. The assets consist primarily of common stocks, long-term bonds, real estate, mortgages and short-term investments. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. The liabilities include reserves established to meet withdrawal and future benefit payment contractual provisions. Investment risks associated with fair value changes are generally borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Mortality, policy administration, surrender charges, and investment management fees on the accounts are included in “Other income (loss).” Separate account premiums are income transfers to the separate account, while separate account benefits, surrenders, reserve transfers and other policyholder charges are expense transfers from the separate account. The net amount of this separate account transfer to and from activity is recorded through “Net transfer to (from) separate accounts.” Accrued separate account transfer activity is recorded through “Transfers to (from) separate accounts due or accrued.”

19)Life premiums are recognized as revenue when due from policyholders under the terms of the insurance contract in accordance with SSAP No. 51R. Annuity considerations are recognized as revenue when received. Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred. Premiums due and deferred include amounts uncollected, due and unpaid, and deferred.
20)Policy reserves are generally based on mortality or morbidity tables and valuation interest rates, which are consistent with statutory requirements and are designed to be sufficient to provide for contractually guaranteed benefits. The Company generally holds reserves greater than those developed using minimum statutory reserving rules. In addition, the Appointed Actuary performs asset adequacy analysis annually to determine whether the policy reserves established are adequate considering the assets supporting them.
21)The amount of dividends to be paid to policyholders is determined annually by the Company’s Board of Directors. The aggregate amount of policyholders’ dividends is based on statutory results and experience of the Company, including investment income, net realized investment gains or losses over a number of years, mortality experience and other factors. Dividends declared by the Board of Directors, which have not been paid, are included in “Policy dividends” in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus.

22)AVR is based upon a formula prescribed by the NAIC and is established as a liability to offset potential non-interest related investment losses. Changes in the AVR are charged or credited directly to surplus.

23)Income tax expense is based upon taxes currently payable and changes in deferred taxes are reported in surplus. Deferred tax assets are subject to admissibility limits.

24)The unpaid balance plus interest on outstanding debt, notes payable, and other borrowings is recorded in “Notes payable and other borrowings.” For further details on the Company’s debt, see Note 11, Notes payable and other borrowings.

25)The Company participates in reinsurance and follows the accounting and reporting principles in SSAP No. 61R. Premiums and other amounts payable to reinsurance are recorded through “Other liabilities.” Commissions on direct business and commissions

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2022, 2021 AND 2020

and expense allowances on reinsurance assumed are recorded in “Commissions.” Commissions and expense allowances on reinsurance ceded and reserve adjustments on reinsurance ceded are reported in “Other income (loss).” Reserve adjustments on reinsurance assumed are reported in “Other expenses (benefits).” See Note 7, Reinsurance, for more information on the Company’s reinsurance agreements.

26)Deposit-type contracts do not incorporate mortality or morbidity risk and under statutory accounting principles are not accounted for as insurance contracts. Amounts received as payments for deposit-type contracts are recorded directly to “Deposit-type contracts,” and are not reported as revenue.

27)“Other assets” include receivables from parents, subsidiaries, and affiliates, amounts recoverable from reinsurers, and prepaid reinsurance assets. “Other liabilities” include general expenses due and accrued, liability for benefits for employees and agents, deferred gains on affiliated reinsurance, remittances and items not allocated, collateral liabilities for derivatives, provision for experience rating refunds, amounts payable on reinsurance and payables to parents, subsidiaries, and affiliates.

28)Reinsurance contracts that combine premiums and expenses are accounted for on a gross basis in accordance with SSAP No. 61R and NAIC statutory instructions.

29)NAIC SAP and NJ SAP differ from GAAP in certain respects, which in some cases may be material. The significant differences between SAP and GAAP are noted below:

•Under SAP, financial statements of entities in which the Company has a controlling financial interest are reported using the statutory equity method of accounting. Under GAAP, financial statements of entities where the Company has a controlling financial interest are consolidated into the Company's financial statements.

•Under SAP, policy acquisition costs, such as commissions, and other costs incurred in connection with acquiring new insurance contracts, are expensed when incurred; under GAAP, such costs are generally deferred and amortized over the expected life of the contracts in proportion to gross margins, gross profits or gross premiums, depending on the type of contract.

•Under SAP, the Commissioner Reserve Valuation Method (“CRVM”) is used for the majority of individual insurance reserves; under GAAP, individual insurance policyholder liabilities for traditional forms of insurance are generally established using the net level premium method. For interest-sensitive policies, a liability for policyholder account balances is established under GAAP based on the contract value that has accrued to the benefit of the policyholder. Policy valuation assumptions used in the estimation of policyholder liabilities are generally prescribed under SAP; under GAAP, policy valuation assumptions are based upon best estimates as of the date the policy is issued, with provisions for the risk of adverse deviation.

•Under SAP, the Commissioner Annuity Reserve Valuation Method (“CARVM”) is used for the majority of individual deferred annuity reserves; under GAAP, individual deferred annuity policyholder liabilities are generally equal to the contract value that has accrued to the benefit of the policyholder, in addition to liabilities for certain guarantees under variable annuity contracts.

•Under SAP, reinsurance reserve credits taken by ceding entities as a result of reinsurance contracts are netted against the ceding entity’s policy and claim reserves and unpaid claims; under GAAP, reinsurance recoverables are reported as assets. Also, the SAP criteria for determining whether reinsurance contracts qualify for reinsurance accounting differ from GAAP. As a result, certain contracts that qualify for reinsurance accounting under SAP are accounted for as deposits under GAAP.

•Under SAP, reinsurance losses are recognized immediately and deferred gains are booked to surplus; under GAAP, reinsurance losses are deferred and deferred gains are booked to liabilities.

•Under SAP, deposits to universal life contracts are credited to revenue; under GAAP, such deposits are reported as increases to the policyholder account balances.

•Under SAP, certain contracts, in particular deferred annuities with mortality risk, are considered “life contracts” and, accordingly, premiums associated with these contracts are reported as revenues. Under GAAP, deferred annuities are classified as either “insurance contracts” or “investment contracts” and, accordingly, deposits related to those investment contracts are not reported as revenues. Under GAAP, amounts received for investment contracts are not reported as policy liabilities and insurance reserves.

•Under SAP, there is no concept of value of business acquired (“VOBA”); under GAAP, VOBA is recorded as an asset or an

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2022, 2021 AND 2020

additional liability.

•Under SAP, IMR is established to capture interest-related realized investment gains and losses, net of tax, on the sale of bonds and interest-related other-than-temporary impairment of bonds, and is amortized into income over the remaining years to expected maturity of the assets sold or impaired. An IMR asset is generally designated as a non-admitted asset and is recorded as a reduction to capital and surplus. Under GAAP, no such reserve is required.

•Under SAP, AVR is based upon a formula prescribed by the NAIC and is established as a liability to offset potential non-interest related investment losses, and changes in the AVR are charged or credited directly to surplus; under GAAP, no such reserve is required.

•Under SAP, investments in bonds and preferred stocks are generally carried at amortized cost; under GAAP, investments in bonds and preferred stocks, other than those classified as held to maturity, are carried at fair value.

•Under SAP, changes in fair value of equity investments and derivatives not in hedging relationships are reported in surplus; under GAAP, changes in fair value of these items are reported in net income.

•Under SAP, surplus notes are recorded as a component of surplus; under GAAP, surplus notes are recorded as debt.

•Under SAP, an extraordinary distribution approved by PICA’s regulator may be recorded as a return of capital; under GAAP, the distribution is recorded as a dividend when PICA has undistributed retained earnings.

•Under SAP, goodwill is subject to admissibility limits and is amortized over a period not to exceed ten years; under GAAP, goodwill is subject to impairment testing and not amortized.

•Under SAP, income tax expense is based upon taxes currently payable. Changes in deferred taxes are reported in surplus; under GAAP, changes in deferred taxes are generally recorded in income tax expense or comprehensive income. In addition, the deferred tax asset under SAP is subject to admissibility limits.

•Under SAP, an other-than-temporary impairment for bonds (excluding loan-backed and structured securities) is measured as the difference between amortized cost and fair value. Under GAAP, allowances for credit losses are measured as the difference between amortized cost and the net present value of future expected cash flows (“NPV”), this NPV may differ from fair value.

•Under SAP, credit losses are recorded when incurred; under GAAP, credit losses on certain assets are estimated using a current expected credit loss (“CECL”) model that estimates future losses over the life of the asset based on relevant information about past events, current conditions, and reasonable and supportable forecasts that may affect collectability of the reported amounts.

•Under SAP, an embedded derivative instrument shall not be separated from the host contract and accounted for separately as a derivative instrument; under GAAP, the accounting and bifurcation for embedded derivatives follows Accounting Standards Codification (“ASC”) 815, “Derivatives and Hedging”, with the change in fair value during each reporting period recorded in net income.

•Under SAP, for option contracts where the payment or receipt of premiums is deferred until contract maturity (“deferred premiums”), these premium amounts are recorded separately from the fair value of the derivative reported on the balance sheet. Under GAAP, these “deferred premiums” are incorporated into the fair value of the derivative reported on the balance sheet.

•Under SAP, all leases are considered operating leases and expensed over the term of the lease; under GAAP, leases are recorded on the balance sheet as “right-of-use” assets and lease liabilities within “Other assets” and “Other liabilities” respectively. Leases are classified as either operating or finance leases and expensed in accordance with ASC 842 “Leases.”

•Under SAP, certain assets designated as nonadmitted are excluded from assets by a direct charge to surplus; under GAAP, such assets are carried on the balance sheet with appropriate valuation allowances.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2022, 2021 AND 2020

1E.     Closed Block
On the date of demutualization, the Company established a Closed Block for certain individual life insurance policies and annuities issued by the Company in the United States and a separate Closed Block for participating individual life insurance policies issued by the Company’s Canadian branch (collectively the “Closed Block”). The policies included in the Closed Block are specified individual life insurance policies and individual annuity contracts that were in force on the effective date of the Plan of Reorganization and on which the Company is currently paying or expects to pay experience-based policy dividends. Assets have been allocated to the Closed Block in an amount that has been determined to produce cash flows which, together with revenues from policies included in the Closed Block, are reasonably expected to be sufficient to support obligations and liabilities relating to these policies, including provision for payment of benefits, certain expenses, and taxes and to provide for continuation of the policyholder dividend scales in effect in 2000, if experience underlying such scale continues and for appropriate adjustments in such scales if the experience changes. The Closed Block assets, the cash flows generated by the Closed Block assets and the anticipated revenues from the policies in the Closed Block will benefit only the policyholders in the Closed Block. To the extent that, over time, cash flows from the assets allocated to the Closed Block and claims and other experience related to the Closed Block are, in the aggregate, more or less favorable than what was assumed when the Closed Block was established, total dividends paid to Closed Block policyholders in the future may be greater than or less than the total dividends that would have been paid to these policyholders if the policyholder dividend scales in effect in 2000 had been continued. Any cash flows in excess of amounts assumed will be available for distribution over time to Closed Block policyholders and will not be available to the stockholder. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside of the Closed Block. The Closed Block will continue in effect as long as any policy in the Closed Block remains in-force.

On January 1, 2015, the Company entered into a reinsurance agreement with its subsidiary PLIC, in which the Company reinsured substantially all of the outstanding liabilities of its regulatory Closed Block, primarily on a coinsurance basis. See Note 7, Reinsurance, for additional information.

1F.     Income Taxes
The Company and its domestic subsidiaries file a consolidated federal income tax return with Prudential Financial. The Internal Revenue Code of 1986, as amended (the “Code”), taxes the Company on operating income after dividends to policyholders plus realized gains/losses.

Statement of Statutory Accounting Principles No. 101, Income Taxes (“SSAP 101”), provides regulatory-based thresholds that determine the reversal period and statutory surplus limitations that the Company must use in computing its net admitted Deferred Tax Asset “DTA.” In addition, SSAP No. 101 provides specific guidance for accounting for uncertain tax positions and requires additional disclosure regarding the impact of tax planning strategies on the net admitted DTA.

Deferred income taxes are recognized in accordance with SSAP No. 101, based upon enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes. Tax planning strategies are relied upon in limited circumstances to support the admissibility of deferred tax assets in accordance with SSAP No. 101. Income from sources outside the United States is taxed under applicable foreign statutes. Pursuant to a tax allocation arrangement, total federal income tax expense is determined on a separate company basis. Members with losses record current tax benefits to the extent such losses are recognized in the consolidated federal tax return.

Inflation Reduction Act - In August 2022, President Biden signed into law the Inflation Reduction Act of 2022 (the “Inflation Reduction Act”). Among other provisions, the Inflation Reduction Act imposes (1) a 15% alternative minimum tax on corporations (“CAMT”) with average applicable financial statement income over $1 billion for any three-year period ending with 2022 or later; and (2) a 1% excise tax on the fair market value of stock that is repurchased by publicly traded U.S. corporations or their specified affiliates. Both provisions are effective in taxable years beginning after December 31, 2022. The impact of the alternative minimum tax, if any, will vary from year to year based on the relationship of our GAAP income to our taxable income. Additionally, there remain several open items with respect to the application of the alternative minimum tax on corporations, including how to apply the provision to insurance company separate accounts and certain forms of reinsurance, which will inform how and to what degree this tax impacts the Company.

Based on the information regarding the projected adjusted financial statement income for 2023, PFI and the controlled group of corporations of which the Company is a member has determined that it is an “applicable corporation” to determine if CAMT exceeds the regular federal income tax payable.

PFI and the controlled group of corporations of which the Company is a member has not determined as of the reporting date if it will be liable for CAMT in 2023. The Company’s 2022 financial statements do not include an estimated impact of CAMT because a reasonable estimate cannot be made.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2022, 2021 AND 2020

1G.     Reclassification
Certain amounts in prior year footnote disclosures have been reclassified to conform to the current year presentation.

2.    ACCOUNTING CHANGES AND CORRECTIONS OF ERRORS
Accounting changes adopted to conform to the provisions of the Manual are reported as changes in accounting principles. The cumulative effect of changes in accounting principles, excluding tax and other related impacts, is reported as an adjustment to unassigned funds (surplus) in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods.
In August 2022, the NAIC revised SSAP No. 86 which adopts with modification U.S. GAAP guidance in determining hedge effectiveness, and measurement guidance for excluded components of hedging instruments. Effective October 1, 2022, the Company early adopted the revised guidance as a change in accounting principle. The adoption of this guidance did not have a material effect on its financial statements.
In May 2022, the NAIC revised SSAP No. 25, Accounting for and Disclosures about Transactions with Affiliates and Other Related Parties (“SSAP No. 25”) and SSAP No. 43R, Loan-backed and Structured Securities (“SSAP No. 43R”) to clarify the application of the existing affiliate definition and incorporate new reporting requirements for all investments that involve related parties, regardless of if they meet the definition of an affiliate. The Company has adopted the revised guidance and reporting requirements for annual periods ending December 31, 2022.
In January 2021, the NAIC extended the expiration dates through January 2, 2022 for INT 20-03, “Troubled Debt Restructuring Due to COVID-19” and INT 20-07, “Troubled Debt Restructuring of Certain Debt Investments Due to COVID-19”. INT 20-03 provided relief for mortgage loan restructurings that meet certain criteria and are due to COVID-19 to not be assessed as a troubled debt restructuring (“TDR”). INT 20-07 provided relief for debt security restructurings that meet certain criteria and are due to COVID-19 to not be classified as minor modifications. The Company elected for 2021 to apply this relief pursuant to these INTs.

During 2021, the Company implemented a stochastic statutory reserving framework for certain of its newly-issued group annuity contracts. This reserving framework is expected to produce reserves that are better aligned to the underlying risk profile of the impacted contracts. No changes were made to reserves for any in force contracts, and the impact to the Company's total reserves as of year-end 2021 was a $30 million reserve decrease. This change does not impact results reported in any prior year.

In July 2020, the NAIC revised SSAP No. 86 to clarify that the reporting of derivatives with financing premiums should exclude financing components. The revisions require the present value of the derivative premium receivable (and/or payable) to be separately reported, and it proposes these additional data elements be factored into the counterparty risk assessment for RBC calculations. The Company has adopted the revised guidance that did not have a material effect on its financial statements.
In July 2020, the NAIC revised SSAP No. 26R to clarify that the accounting and reporting of investment income and capital gain/loss, due to the early liquidation either through a called bond or a bond tender offer, shall be similarly applied. The Company has adopted the revised guidance that did not have a material effect on its financial statements.
In May 2020, the NAIC modified SSAP No. 41, “Surplus Notes”. The modifications require enhanced disclosures on surplus note arrangements including the original issue amount, fair value received, lifetime and current interest approved, and principal recognized, extent of linkages and netting with other instruments or parties, any related parties, and the use of proceeds to purchase assets. The Company has adopted the enhanced surplus notes disclosures that are effective for annual periods ending December 31, 2020, and it did not have a material effect on the financial statements.
In 2020, the NAIC revised SSAP No. 2R, “Cash, Cash Equivalents, Drafts and Short-Term Investments”, and SSAP No. 103R. The revisions incorporate concepts that will restrict the classification of rolling related party or affiliated investments as cash equivalents or short-term investments. The investment schedule will identify investments (or substantially similar investments) that remain on the short-term and cash equivalent schedules for more than one consecutive year. The Company has adopted the revised guidance and enhanced the investment disclosures for annual period ending December 31, 2020, and it did not have a material effect on the financial statements.

In April 2020, the NAIC adopted the overall guidance in FASB ASU 2020-04 – Reference Rate Reform (Topic 848) which provides an optional expedient, allowing for the continuation of certain contracts that are modified in response to reference rate reform. Additionally, it provides waivers from derecognizing hedging transactions, and exceptions for assessing hedge effectiveness as a result of transitioning away from certain interbank offering rates. The Company has elected to prospectively apply this guidance that did not have a material effect on the financial statements.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2022, 2021 AND 2020

In March 2020, the NAIC adopted revisions to SSAP No. 97 clarifying that a more-than-one holding company structure is permitted to be looked-through, so as long as each holding company within the structure complies with the requirements in SSAP No. 97. The Company has adopted the revised guidance that did not have a material effect on the financial statements.

In May 2020, the NAIC revised SSAP No. 26R by incorporating a new footnote to clarify that if a debt instrument has been modified in accordance with SSAP No. 36, “Troubled Debt Restructuring” or SSAP No. 103R, the assessment of other-than-temporary impairment (“OTTI”) shall be based on modified contractual terms of the debt instrument and it did not have a material effect on the financial statements. There is no impact to the Company’s OTTI assessment as such clarification is consistent with the Company’s pre-existing OTTI policy for the debt instruments in the scope of SSAP No. 26R. The Company’s adoption of this guidance did not have a material effect on the financial statements.

In 2020, the NAIC revised SSAP No. 32. The revisions update the definitions as well as measurement, dividend and impairment guidance for preferred stock and clarify the application of SSAP No. 32 in conjunction with SSAP No. 48 and SSAP No. 97. The Company adopted the revised guidance for periods starting on January 1, 2021.The adoption of this guidance resulted in a $23 million adjustment to surplus.

In May 2020, the NAIC adopted revisions to SSAPs No. 3, “Accounting Changes and Correction of Errors”, and No. 51R relating to the Valuation Manual (VM-21), Actuarial Guideline 43 (“AG 43”), and risk-based capital instructions to implement a new variable annuity statutory framework. Changes include: (i) aligning economically-focused hedge assets with liability valuations; (ii) reforming standard scenarios for AG 43 and C3 Phase II; (iii) standardizing capital market assumptions and aligning total asset requirements and reserves, and (iv) requiring Companies to classify reserving changes relating to adoption of VM-21 as a change in valuation basis, with additional disclosures regarding the phase-in period beginning January 1, 2020. The cumulative effect of the change in valuation basis is reported directly through surplus. The Company’s adoption of this revised statutory framework on VM-21 and AG 43 did not materially impact the financial statements.

In April 2016, the NAIC adopted a principle-based reserving (“PBR”) approach for life insurance products. PBR replaces the reserving methods for life insurance products for which the former formulaic basis for reserves may not accurately reflect the risks or costs of the obligations of the insurer. Although PBR became effective on January 1, 2017, there is a three-year phase-in period starting from January 1, 2017, through January 1, 2020 where companies have the option to value some or all applicable life insurance policies using PBR.

Beginning January 1, 2020, however, all companies not otherwise exempted must adopt and apply PBR for all newly issued life insurance policies. The Company has introduced updated versions of its individual life products in conjunction with the requirement to adopt PBR. These updated products are currently priced to support the principle-based statutory reserve level without the need for reserve financing. The Company has adopted PBR.

During the fourth quarter of 2022, the Company determined that dividends were overstated and the change in unrealized gains was understated in the prior year by $15 million. A correction related to the prior year was recorded for net investment income through “Other changes, net” on the Company’s Statement of Operations and Changes in Capital and Surplus during the fourth quarter of 2022.

During the second quarter of 2022, the Company determined that costs associated with the sale of Fortitude Life Insurance Company (“FLIAC”) (formerly Prudential Annuities Life Assurance Corporation “PALAC”) of $13 million should have been incurred by Prudential Annuities, Inc. A correction related to this prior year expense was recorded, net of tax, through “Other changes, net” on the Company’s Statement of Operations and Changes in Capital and Surplus during the second quarter of 2022.

During the second quarter of 2022, the Company determined that reinsurance recoverables of $26 million were incorrectly established prior to the sale of PALAC. An adjustment to correct the prior year was recorded through “Other changes, net” on the Company’s Statement of Operations and Changes in Capital and Surplus during the second quarter of 2022.

During the first quarter of 2022, the Company determined that assumed reinsurance on Modified Guaranteed Life Insurance contracts was understated in the prior year by $16 million. A correction related to the prior year was recorded through “Other changes, net” on the Company’s Statement of Operations and Changes in Capital and Surplus during the first quarter of 2022.

During the fourth quarter of 2021, the Company determined that benefits on certain retirement contracts assumed from the Company's affiliate, The Prudential Life Insurance Company, LTD, were understated in prior periods by $88 million. A correction for this error was recorded directly through surplus on “Other changes, net” of the Company’s Statement of Operations and Changes in Capital and Surplus during the fourth quarter of 2021, with a related adjustment of $22 million in deferred taxes reported through “Change in net deferred income tax.” In the first quarter of 2022, upon finalizing its broader assessment, the Company has concluded that the initial assessment of the error was overstated by $47 million. Therefore, an increase of $47 million has been recorded directly through surplus on “Other changes, net” of the Company’s Statement of Operations and Changes in Capital and Surplus, with a related adjustment of $10 million in deferred taxes reported through “Change in net deferred income tax.”

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2022, 2021 AND 2020

During the third quarter of 2021, the Company determined that modified coinsurance (“MODCO”) reserve adjustments on reinsurance ceded related to Closed Block Contracts were overstated in the prior year by $11 million. A correction related to the prior year was recorded through “Other changes, net” on the Company’s Statement of Operations and Changes in Capital and Surplus during the third quarter of 2021.
During the second quarter of 2021, it was determined that reserves related to Group Annuity Contracts were understated in the prior year by $28 million. A correction related to the prior year was recorded through “Other changes, net” on the Company’s Statement of Operations and Changes in Capital and Surplus during the second quarter of 2021.
During the second quarter of 2021, the Company determined that reserves for assumed Universal Life product were overstated, current federal income tax receivable was overstated, and net admitted deferred tax asset was understated in the prior year by $158 million, $14 million, and $23 million, respectively. A correction related to the prior year was recorded through “Other changes, net” (net of tax $8 million), “Change in net deferred income tax” and “Change in nonadmitted assets”, on the Company’s Statement of Operations and Changes in Capital and Surplus in 2021.
In the first quarter of 2021, the Company determined that common stocks, net admitted deferred tax asset and federal and foreign income taxes incurred were understated by $158 million, $23 million and $7 million, respectively, in the prior year. A correction related to the prior year was recorded through “Change in net unrealized capital gains (losses)”, “Change in nonadmitted assets” and “Other changes, net”, respectively, on the Company’s Statement of Operations and Changes in Capital and Surplus in the first quarter of 2021.
During the second quarter of 2020, it was determined that reserves related to Group Annuity Contracts were understated in the prior year by $77 million. A correction related to the prior year was recorded through “Other changes, net” on the Company’s Statement of Operations and Changes in Capital and Surplus during the second quarter of 2020. For accounting changes related to changes in valuation basis, please see “Reserves for Life Contracts and Deposit-Type Contracts” in Note 24 for more information.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2022, 2021 AND 2020

3.    BUSINESS COMBINATIONS AND GOODWILL
Statutory Purchase Method
Goodwill represents the excess of the amounts the Company paid to acquire subsidiaries and other businesses over the fair value of their net assets at the date of acquisition. When indication of impairment exists, management tests goodwill for the impairment based upon estimates of the fair value of the acquired entity to which the goodwill relates and compares the carrying value of the acquired entity, including the recorded goodwill, to its estimated fair value at that date. Goodwill is considered impaired when the fair value of the investment in the acquired entity is less than the carrying value of the investment, including the recorded goodwill and the decline is considered other-than-temporary. Given changes in facts and circumstances, this test could lead to reductions in goodwill that could have an adverse effect of the Company’s financial condition.

The following tables present the goodwill held by the Company as of the dates indicated:

December 31, 2022
Purchased entity	Acquisition date	Cost of acquired entity	Original amount of Goodwill	Original amount of Admitted Goodwill	Admitted Goodwill as of the reporting date	Amount of Goodwill amortized during the reporting period	Book Value of SCA	Admitted Goodwill as a % of SCA BACV, gross of Admitted Goodwill
		($ in millions)
Warwick Partners II LLC	2/21/2014	$3	$1	$1	$—	$—	$—	0.0%
Pirlo Energy Holdings, LLC	9/12/2016	48	—	—	—	—	39	0.0%
Dale/P Minerals LP	12/31/2013	12	—	—	—	—	1	2.3%
Polaris Generation LLC	12/11/2012	23	(3)	(3)	(1)	—	25	(2.2)%
Total	XXX	$86	$(2)	$(2)	$(1)	$—	$65	XXX

December 31, 2021
Purchased entity	Acquisition date	Cost of acquired entity	Original amount of Goodwill	Original amount of Admitted Goodwill	Admitted Goodwill as of the reporting date	Amount of Goodwill amortized during the reporting period	Book Value of SCA	Admitted Goodwill as a % of SCA BACV, gross of Admitted Goodwill
		($ in millions)
Warwick Partners II LLC	2/21/2014	$3	$1	$1	$—	$—	$20	0.4%
Pirlo Energy Holdings, LLC	9/12/2016	48	—	—	—	—	38	0.0%
Dale/P Minerals LP	12/31/2013	12	—	—	—	—	8	0.4%
Polaris Generation LLC(1)	12/11/2012	23	(3)	(3)	(1)	—	24	(3.5)%
Total	XXX	$86	$(2)	$(2)	$(1)	$—	$90	XXX
(1) Revised to conform to current year table.
Impairment Loss
The Company did not recognize any impairment losses related to business combinations or goodwill during 2022, 2021 and 2020.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2022, 2021 AND 2020

Subcomponents and Calculation of Adjusted Surplus and Total Admitted Goodwill

December 31, 2022
	Calculation of Limitation Using Prior Quarter Numbers	Current Reporting Period
	($ in millions)
Capital & Surplus	$15,890
Less:
Admitted Positive Goodwill	—
Admitted EDP Equipment & Operating System Software	90
Admitted Net Deferred Taxes	2,014
Adjusted Capital and Surplus	13,786
Limitation on amount of goodwill	1,379
Current period reported Admitted Goodwill		$(1)
Current Period Admitted Goodwill as a % of prior period Adjusted Capital and Surplus		0.0%

December 31, 2021
	Calculation of Limitation Using Prior Quarter Numbers	Current Reporting Period
	($ in millions)
Capital & Surplus	$17,928
Less:
Admitted Positive Goodwill	—
Admitted EDP Equipment & Operating System Software	115
Admitted Net Deferred Taxes	1,950
Adjusted Capital and Surplus	15,863
Limitation on amount of goodwill	1,586
Current period reported Admitted Goodwill		$(1)
Current Period Admitted Goodwill as a % of prior period Adjusted Capital and Surplus		0.0%

4.    DIVESTED BUSINESS
The Company did not have any material discontinued operations during 2022, 2021 and 2020.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2022, 2021 AND 2020

5.    INVESTMENTS
5A.     Bonds and Stocks
The Company invests in both investment grade and below investment grade public and private bonds. The SVO evaluates the investments of insurers for statutory purposes and assigns bonds one of twenty categories called “NAIC Designations.” In general, NAIC Designations of “1A” through “1G” highest quality or “2A” through “2C” high quality, include bonds considered investment grade, which include securities rated Baa3 or higher by Moody’s or BBB- or higher by Standard & Poor’s. NAIC Designations of “3A” through “6” generally include bonds referred to as below investment grade, which include securities rated Ba1 or lower by Moody’s and BB+ or lower by Standard & Poor’s. Securities in these lowest ten categories approximated 6.08% and 6.89% of the Company’s bonds as of December 31, 2022 and 2021, respectively.

The NAIC Designations for commercial mortgage-backed securities and non-agency residential mortgage-backed securities, including PICA’s asset-backed securities collateralized by sub-prime mortgages, are based on security level expected losses as modeled by an independent third-party (engaged by the NAIC) and the statutory carrying value of the security, including any purchase discounts or impairment charges previously recognized.

As a result of time lags between the funding of investments, the finalization of legal documents, and the completion of the SVO filing process, the bond portfolio generally includes securities that have not yet been rated by the SVO as of each balance sheet date. Pending receipt of SVO designations, the categorization of these securities by NAIC Designation is based on the expected ratings indicated by internal analysis.

The following tables set forth information relating to bonds and preferred stocks as of the dates indicated:

	December 31, 2022
	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
	(in millions)
Bonds
U.S. governments	$5,772	$125	$457	$5,440
All other governments	2,861	31	354	2,538
Political subdivisions of states, territories and possessions	626	7	35	598
Special revenue and special assessment obligation all non- guaranteed obligations of agencies	5,423	94	451	5,066
Hybrid Securities	228	20	4	244
Industrial & miscellaneous (unaffiliated)	71,993	445	8,563	63,875
Parent - subsidiaries and affiliates	2,517	3	127	2,393
Unaffiliated Bank Loans	1,033	40	32	1,041
Total bonds	$90,453	$765	$10,023	$81,195

Unaffiliated Preferred Stocks
Redeemable	$61	$8	$3	$66
Non-redeemable	85	—	—	85
Total unaffiliated preferred stocks	$146	$8	$3	$151

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2022, 2021 AND 2020

	December 31, 2021
	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
	(in millions)
Bonds
U.S. governments	$6,333	$1,445	$5	$7,773
All other governments	3,322	442	27	3,737
Political subdivisions of states, territories and possessions	669	121	—	790
Special revenue and special assessment obligation all non-guaranteed obligations of agencies	6,277	1,002	2	7,277
Hybrid Securities	281	64	—	345
Industrial & miscellaneous (unaffiliated)	77,033	6,717	332	83,418
Parent - subsidiaries and affiliates	2,439	172	14	2,597
Unaffiliated Bank Loans	1,227	57	25	1,259
Total bonds	$97,581	$10,020	$405	$107,196

Unaffiliated Preferred Stocks
Redeemable	$54	$2	$—	$56
Non-redeemable	104	8	—	112
Total unaffiliated preferred stocks	$158	$10	$—	$168

The following table sets forth the carrying amount and estimated fair value of bonds including short-term investments categorized by contractual maturity. Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties. Asset-backed securities, commercial mortgage-backed securities, residential mortgage-backed securities, and other loan-backed, and structured securities are shown separately in the table below, as they are not due at a single maturity date.

	December 31, 2022		December 31, 2021
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
	(in millions)

Due in one year or less	$3,469	$3,450	$5,793	$5,824
Due after one year through five years	13,181	12,680	15,176	15,729
Due after five years through ten years	14,655	13,495	17,478	18,715
Due after ten years	39,539	33,497	39,361	45,585
Subtotal	$70,844	$63,122	$77,808	$85,853

Asset-backed securities	$4,278	$4,201	$6,429	$6,452
Commercial mortgage-backed securities	6,107	5,609	7,083	7,509
Residential mortgage-backed securities	805	795	1,335	1,453
Other loan backed and structured securities	8,728	7,777	7,617	8,620
Total	$90,762	$81,504	$100,272	$109,887

Proceeds from the sale of bonds were $15,154 million, $11,822 million, and $3,956 million for the years ended December 31, 2022, 2021 and 2020, respectively. Gross gains of $151 million, $416 million, and $208 million and gross losses of $890 million, $192 million, and $50 million were realized on such sales during the years ended December 31, 2022, 2021 and 2020, respectively.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2022, 2021 AND 2020

Write-downs for impairments, which were deemed to be other-than-temporary, for bonds were $106 million, $60 million and $94 million, for preferred stocks were $1 million, $0 million and $0 million, and for unaffiliated common stocks were $1 million, $0 million and $8 million for the years ended December 31, 2022, 2021 and 2020, respectively.

The level of other-than-temporary impairments generally reflects economic conditions and is expected to increase when economic conditions worsen and to decrease when economic conditions improve. Historically, the causes of other-than-temporary impairments have been specific to each individual issuer and have not directly resulted in impairments to other securities within the same industry or geographic region. The Company may also realize additional credit and interest rate related losses through sales of investments pursuant to our credit risk and portfolio management objectives.

The following tables set forth the cost and fair value of bonds and unaffiliated preferred stock and common stock lots held for which the estimated fair value had temporarily declined and remained below cost as of the dates indicated:

	December 31, 2022
	Declines for Less Than Twelve Months			Declines for Greater Than Twelve Months
	Cost	Fair Value	Difference	Cost	Fair Value	Difference
	(in millions)
Bonds	$55,406	$49,619	$(5,787)	$24,640	$19,450	$(5,190)
Unaffiliated Preferred and Common stocks	26	25	(1)	34	29	(5)
Total	$55,432	$49,644	$(5,788)	$24,674	$19,479	$(5,195)

	December 31, 2021
	Declines for Less Than Twelve Months			Declines for Greater Than Twelve Months
	Cost	Fair Value	Difference	Cost	Fair Value	Difference
	(in millions)
Bonds	$20,579	$20,364	$(215)	$2,926	$2,816	$(110)
Unaffiliated Preferred and Common stocks	67	67	—	5	4	(1)
Total	$20,646	$20,431	$(215)	$2,931	$2,820	$(111)

These tables reflect the difference of cost and fair value for such lots and differs from gross unrealized losses reported in the previous table, which reflects the unrealized losses of aggregate lots of the identical bonds and unaffiliated preferred stocks due to the varying costs associated with each lot purchased. In accordance with its policy described in Note 1D, the Company concluded that an adjustment to surplus for other-than-temporary impairments for these bonds and stocks was not warranted at December 31, 2022 or 2021. These conclusions were based on a detailed analysis of the underlying credit and cash flows on each bond. As of December 31, 2022, the Company does not intend to sell these bonds and stocks, and it is not more likely than not that the Company will be required to sell these bonds and stocks before the anticipated recovery of the remaining cost basis.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2022, 2021 AND 2020

5B.     Mortgage Loans
The maximum and minimum lending rates for new mortgage loans for the year ended December 31, 2022 were agricultural loans 6.72% and 2.49%; commercial loans 10.50% and 1.01%. The maximum and minimum lending rates for new mortgage loans for the year ended December 31, 2021 were agricultural loans 6.60% and 1.27%; commercial loans 6.40% and 0.76%. For both the years ended December 31, 2022 and 2021 there were no purchase money mortgages loaned.
The maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages is no greater than 85%, except loans made pursuant to title 17B, Chapter 20, Section 1h, Revised Statutes of New Jersey. The mortgage loans were geographically dispersed or distributed throughout the United States with the largest concentrations in California (30.76%), Texas (7.13%) and New York (5.55%) and included loans secured by properties in Europe, Australia, Mexico and Canada as of December 31, 2022. The mortgage loans were geographically dispersed or distributed throughout the United States with the largest concentrations in California (31.17%), Texas (7.80%) and New York (5.86%) and included loans secured by properties in Europe, Australia, Mexico and Canada as of December 31, 2021.
There were no taxes, assessments, or any amounts advanced not included in the mortgage loan total as of both December 31, 2022 and 2021.
The Company invests in investment grade and below investment grade mortgage loans. Investment grade reflects credit risk that is comparable to corporate bonds rated BBB-/Baa3 or better by S&P/Moody’s. There were $19,146 million of investment grade mortgage loans and $668 million of below investment grade mortgage loans as of December 31, 2022. There were $20,800 million of investment grade mortgage loans and $325 million of below investment grade mortgage loans as of December 31, 2021.
The portfolio is reviewed on an ongoing basis; and if certain criteria are met, loans are assigned one of the following “watch list” categories: 1) “Closely Monitored” includes a variety of considerations such as when loan metrics fall below acceptable levels, the borrower is not cooperative or has requested a material modification, or at the direction of the portfolio manager, 2) “Not in Good Standing” includes loans in default or there is a high probability of loss of principal, such as when the loan is in the process of foreclosure or the borrower is in bankruptcy. Our workout and special servicing professionals manage the loans on the watch list.
We establish an allowance for losses to provide for the risk of credit losses inherent in our outstanding loans. The Company defines an impaired loan as a loan for which it estimates it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. Valuation allowance for an impaired loan is recorded based on the fair value of the collateral less the estimated costs to obtain and sell. The valuation allowance for mortgage loans can increase or decrease from period to period based on these factors.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2022, 2021 AND 2020

The following tables set forth the age analysis of mortgage loans and identification of mortgage loans in which the insurer is a participant or co-lender in a mortgage loan agreement as of the dates indicated:

	December 31, 2022
	Agricultural	Residential		Commercial
		Insured	All Other	Insured	All Other	Mezzanine	Total
	($ in millions)
Recorded Investment (All)
Current	$3,382	$—	$—	$—	$16,348	$78	$19,808
30-59 Days Past Due	—	—	—	—	—	—	—
60-89 Days Past Due	4	—	—	—	—	—	4
90-179 Days Past Due	—	—	—	—	—	—	—
180+ Days Past Due	2	—	—	—	—	—	2
Accruing Interest 90-179 Days Past Due
Recorded Investment	—	—	—	—	—	—	—
Interest Accrued	—	—	—	—	—	—	—
Accruing Interest 180+ Days Past Due
Recorded Investment	—	—	—	—	—	—	—
Interest Accrued	—	—	—	—	—	—	—
Interest Reduced
Recorded Investment	—	—	—	—	—	—	—
Number of Loans	—	—	—	—	—	—	—
Percent Reduced	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Participant or Co-lender in a Mortgage Loan Agreement
Recorded Investment	—	—	—	—	85	—	85

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2022, 2021 AND 2020

December 31, 2021
	Agricultural	Residential		Commercial		Mezzanine	Total
		Insured	All Other	Insured	All Other
($ in millions)
Recorded Investment (All)
Current	$3,042	$—	$—	$—	$18,050	$33	$21,125
30-59 Days Past Due	—	—	—	—	—	—	—
60-89 Days Past Due	—	—	—	—	—	—	—
90-179 Days Past Due	—	—	—	—	—	—	—
180+ Days Past Due	—	—	—	—	—	—	—
Accruing Interest 90-179 Days Past Due
Recorded Investment	—	—	—	—	—	—	—
Interest Accrued	—	—	—	—	—	—	—
Accruing Interest 180+ Days Past Due
Recorded Investment	—	—	—	—	—	—	—
Interest Accrued	—	—	—	—	—	—	—
Interest Reduced
Recorded Investment	36	—	—	—	—	—	36
Number of Loans	4	—	—	—	—	—	4
Percent Reduced	0.2%	0.0%	0.0%	0.0%	0.0%	0.0%	0.2%
Participant or Co-lender in a Mortgage Loan Agreement
Recorded Investment	—	—	—	—	—	—	—

The Company did not have investments in impaired loans with or without allowance for credit losses and impaired loans subject to a participant or co-lender mortgage loan agreement for which the reporting entity is restricted from unilaterally foreclosing on the mortgage loan as of both December 31, 2022 and 2021.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2022, 2021 AND 2020

The following tables set forth the investment in impaired loans - average recorded investment, interest income recognized, recorded investment on interest income recognized using a cash-basis method of accounting as of the dates indicated:

	December 31, 2022
	Agricultural	Residential		Commercial		Mezzanine	Total
		Insured	All Other	Insured	All Other
	(in millions)
Average Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Interest Income Recognized	1	—	—	—	—	—	1
Recorded Investments on Nonaccrual Status	14	—	—	—	—	—	14
Amount of Interest Income Recognized Using a Cash-Basis Method of Accounting	1	—	—	—	—	—	1

	December 31, 2021
	Agricultural	Residential		Commercial		Mezzanine	Total
		Insured	All Other	Insured	All Other
	(in millions)
Average Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Interest Income Recognized	—	—	—	—	—	—	—
Recorded Investments on Nonaccrual Status	15	—	—	—	—	—	15
Amount of Interest Income Recognized Using a Cash-Basis Method of Accounting	—	—	—	—	—	—	—

The Company did not have allowances for credit losses as of both December 31, 2022 and 2021.

The Company did not have mortgage loans derecognized as a result of foreclosure as of both December 31, 2022 and 2021.

5C.     Loan-Backed Securities
The Company has not elected to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Prepayment assumptions for loan-backed and structured securities were obtained from broker dealer survey values or internal estimates.
As of December 31, 2022, the Company had no loan-backed and structured securities, within the scope of SSAP No. 43R, with a recognized other-than-temporary impairment, classified on the basis of either a) intent to sell or b) inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2022, 2021 AND 2020

The following table sets forth the amounts recorded in compliance with SSAP No. 43R as of the date indicated:

	December 31, 2022
CUSIP	Book/Adj Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-than-Temporary Impairment	Amortized Cost After Other-than-Temporary Impairment	Fair Value at time of OTTI	Date of Financial Statement where Reported
	(in millions)
12668NAD9	$2	$2	$—	$2	$2	1Q22
17029PAA3	17	14	3	14	14	1Q22
32027NEE7	2	1	1	1	1	1Q22
368266AA0	28	11	17	11	12	1Q22
84751PLP2	1	1	—	1	1	1Q22
17029PAA3	12	10	2	10	11	2Q22
32027NEE7	2	1	1	1	1	2Q22
84751PLP2	1	1	—	1	1	2Q22
12558MAF9	1	1	—	1	1	3Q22
12668NAD9	2	2	—	2	2	3Q22
32027NEE7	1	1	—	1	1	3Q22
84751PLP2	1	1	—	1	1	3Q22
17029PAA3	10	5	5	5	5	4Q22
32027NEE7	1	1	—	1	1	4Q22
Total	$81	$52	$29	$52	$54

As of December 31, 2022, the following table represents all impaired securities for which an other-than-temporary-impairment has not been recognized in earnings as a realized loss, segregated by those securities that have been in a continuous unrealized loss position for less than twelve months and those that have been in a continuous unrealized loss position for twelve months or longer as of the dates indicated:

	December 31, 2022	December 31, 2021
	(in millions)
Aggregate amount of unrealized losses:
Less than 12 Months	$(945)	$(32)
12 Months or Longer	$(751)	$(26)

Aggregate related fair value of securities with unrealized losses:
Less than 12 Months	$11,173	$5,626
12 Months or Longer	$4,861	$645

Other-than-temporary impairment decisions are based upon a detailed analysis of a security’s underlying credit and cash flows.

5D.     Repurchase Agreements, Reverse Repurchase Agreements and Securities Lending
The Company conducts asset-based or secured financing within our insurance and other subsidiaries, including transactions such as securities lending, repurchase agreements and mortgage dollar rolls, in order to earn spread income, to borrow funds, or to facilitate trading activity. The collateral received in connection with these programs is primarily used to purchase securities in the short-term spread portfolios. Investments held in the short-term spread portfolios include cash and cash equivalents, short-term investments, and bonds, including mortgage- and asset-backed securities.
These programs are typically limited to securities in demand that can be loaned at relatively low financing rates. As such, the Company believes there is unused capacity available through these programs. Holdings of cash and cash equivalent investments in these short-term spread portfolios allow for further flexibility in sizing the portfolio to better match available financing. Current conditions in both the

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2022, 2021 AND 2020

financing and investment markets are continuously monitored to appropriately manage the cost of funds, investment spreads, asset/liability duration matching and liquidity.
Securities Lending
Securities Lending is a program whereby the Company loans securities to third parties, primarily major brokerage firms. The Company and NAIC policies require a minimum of 100% and 102% of the fair value of the domestic and foreign loaned securities, respectively, to be separately maintained as collateral for the loans.
In the General Account, fair value of cash collateral received of $5,076 million and $3,892 million were invested in “Bonds” and “Cash and short-term investments” as of December 31, 2022 and 2021, respectively. This collateral is not restricted. The fair value of the securities on loan was $4,901 million and $3,795 million as of December 31, 2022 and 2021, respectively. A liability to return collateral received of $5,076 million and $3,892 million is included in “Cash collateral held for loaned securities” as of December 31, 2022 and 2021, respectively. There was no non-cash collateral not reflected in the Assets or Liabilities, Surplus and Other Funds. There was no collateral that extends beyond one year.
In the Separate Accounts, cash collateral received of $2,912 million and $2,765 million were invested in “Cash and short-term investments” as of December 31, 2022 and 2021, respectively. This collateral is not restricted. The fair value of the securities on loan was $2,812 million and $2,700 million as of December 31, 2022 and 2021, respectively. A liability to return collateral received of $2,916 million and $2,765 million (which includes $4 million and $0 million that has not yet settled) is included in “Cash collateral held for loaned securities” as of December 31, 2022 and 2021, respectively. Additionally, assets and a cash collateral liability of $7 million and $14 million were received for unaffiliated lending as of December 31, 2022 and 2021, respectively.
Securities Lending policies and procedures for the Separate Accounts are generally consistent with the General Account policies and procedures.
Collateral Received
For securities lending transactions, Company and NAIC policies require that 100% and 102% of the fair value of domestic and foreign securities, respectively, be maintained as collateral. The Company only accepts cash collateral; it does not accept collateral that can be sold or repledged.
The following tables sets forth “Cash collateral held for loaned securities” as of the dates indicated:

	Fair Value
	December 31, 2022	December 31, 2021
	(in millions)
Securities Lending:
Open	$5,029	$3,892
30 Days or Less	47	—
31 to 60 Days	—	—
61 to 90 Days	—	—
Greater Than 90 Days	—	—
Subtotal	$5,076	$3,892
Securities Received	—	—
Total Collateral Received	$5,076	$3,892
The aggregate fair value of all securities acquired from the use of the reinvested collateral was $4,857 million and $3,780 million including the investment in NAIC Exempt Federal National Mortgage Association (FNMA) pass-through securities as of December 31, 2022 and 2021, respectively.
In some instances, cash received as collateral is invested in cash equivalents, short-term, and long-term bonds.
The Company did not have any security lending transaction administered by an affiliate agent in which one line reporting of the reinvested collateral is used as of both December 31, 2022 and 2021.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2022, 2021 AND 2020

Collateral Reinvestment

The following table sets forth the reinvestment of the cash collateral and any securities which the Company or its agent receives for securities lending as of the dates indicated:

	December 31, 2022		December 31, 2021
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
	(in millions)
Securities Lending:
Open	$—	$—	$—	$—
30 Days or Less	1,352	1,323	819	827
31 to 60 Days	168	168	294	294
61 to 90 Days	126	126	442	442
91 to 120 Days	125	124	90	90
121 to 180 Days	134	134	152	152
181 to 365 Days	606	599	418	420
1 to 2 years	1,504	1,476	836	838
2 to 3 years	910	885	487	488
Greater than 3 years	25	22	229	229
Subtotal	$4,950	$4,857	$3,767	$3,780
Securities Received	—	—	—	—
Total Collateral Reinvested	$4,950	$4,857	$3,767	$3,780
The Company did not accept collateral that can be sold or repledged, it only accepts cash collateral.

The Company had no securities lending transactions that extend beyond one year from the reporting date as of both December 31, 2022 and 2021.

Repurchase Agreements Transactions Accounted for as Secured Borrowing
For repurchase agreements, Company and NAIC policies require a minimum of 95% of the fair value of securities under these agreements to be maintained as collateral. Please refer to Note 1D for the Company's policy for recognizing repurchase agreements. At December 31, 2022, the Company has sufficient assets to cover its secured borrowing liability.

The following table sets forth the repurchase agreements that were bilateral trades as of the dates indicated:

	December 31, 2022		December 31, 2021
	Maximum Amount	Ending Balance	Maximum Amount	Ending Balance
	(in millions)
Open - No Maturity	$5,147	$3,148	$7,223	$6,469
Overnight	—	—	4,759	—
2 Days to 1 Week	—	—	4,673	—
>1 Week to 1 Month	—	—	479	—
>1 Month to 3 Months	—	—	441	438
>3 Months to 1 Year	—	—	—	—
Greater than 1 Year	—	—	—	—
The following table sets forth the BACV of securities sold under repurchase agreements as of the dates indicated:

	December 31, 2022		December 31, 2021
	Maximum Amount	Ending Balance	Maximum Amount	Ending Balance
	(in millions)
BACV	$—	$3,325	$—	$5,640
Fair Value	5,178	3,189	7,820	7,025

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2022, 2021 AND 2020

The securities acquired were bonds with a designation of NAIC 1 with a BACV of $3,325 million and $5,640 million and a fair value of $3,189 million and $7,025 million as of December 31, 2022 and 2021, respectively.
The following table sets forth the cash collateral received as of the dates indicated:

	December 31, 2022		December 31, 2021
	Maximum Amount	Ending Balance	Maximum Amount	Ending Balance
(in millions)
Cash	$5,147	$3,148	$7,702	$6,907
Securities (FV)	—	—	—	—
The ending balance of cash collateral had no NAIC designation as of both December 31, 2022 and 2021.
The following table sets forth the allocation of aggregate collateral by remaining contractual maturity as of the dates indicated:

	December 31, 2022	December 31, 2021
	Fair Value	Fair Value
	(in millions)
Overnight and Continuous	$3,148	$6,469
30 Days or Less	—	—
31 to 90 Days	—	438
Greater than 90 Days	—	—
The following table sets forth the allocation of aggregate collateral reinvested as of the dates indicated:

	December 31, 2022		December 31, 2021
	Carrying Value	Fair Value	Carrying Value	Fair Value
	(in millions)
30 Days or Less	$838	$820	$1,454	$1,468
31 to 60 Days	104	104	522	522
61 to 90 Days	78	78	784	785
91 to 120 Days	77	77	159	159
121 to 180 Days	83	83	270	270
181 to 365 Days	376	371	742	745
1 to 2 Years	933	915	1,483	1,487
2 to 3 Years	564	549	865	866
Greater than 3 Years	15	14	406	407
The following table sets forth the fair value of the security collateral pledged, and the total liability recognized to return cash collateral as of the dates indicated:

	December 31, 2022		December 31, 2021
	Maximum Amount	Ending Balance	Maximum Amount	Ending Balance
(in millions)
Cash Collateral	$5,147	$3,148	$7,702	$6,907
Securities Collateral (FV)	—	—	—	—

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2022, 2021 AND 2020

Reverse Repurchase Agreements Transactions Accounted for as Secured Borrowing
For reverse repurchase agreements Company and NAIC policies require a minimum of 100% of the fair value of securities under these agreements to be maintained as collateral. The securities underlying reverse repurchase agreements are U.S. Treasury bonds or agencies. Please refer to Note 1D for the Company’s policy for recognizing reverse repurchase agreements.
The following table sets forth the reverse repurchase agreements that used tri-party trades as of the dates indicated:

	December 31, 2022		December 31, 2021
	Maximum Amount	Ending Balance	Maximum Amount	Ending Balance
(in millions)
Open - No Maturity	$—	$—	$—	$—
Overnight	—	—	100	—
2 Days to 1 Week	—	—	—	—
>1 Week to 1 Month	—	—	—	—
>1 Month to 3 Months	—	—	—	—
>3 Months to 1 Year	—	—	—	—
Greater than 1 Year	—	—	—	—
The Company did not have any securities sold or outstanding for which the repo agreement defaulted as of both December 31, 2022 and 2021.

The following table sets forth the fair value of securities acquired under reverse repurchase agreements as of the dates indicated:

	December 31, 2022	December 31, 2021
	(in millions)
Maximum Amount	$—	$100
Ending Balance	—	—
The ending balance of reverse repurchase agreements had no NAIC designation as of both December 31, 2022 and 2021.
The following table sets forth the fair value of the security collateral pledged as of the dates indicated:

	December 31, 2022		December 31, 2021
	Maximum Amount	Ending Balance	Maximum Amount	Ending Balance
(in millions)
Cash	$—	$—	$—	$—
Securities (FV)	—	—	102	—
Securities (BACV)		—		—
The Company did not have any allocation of aggregate collateral pledged by remaining contractual maturity as of both December 31, 2022 and 2021.
The following table sets forth the recognized receivable for the return cash collateral as of the dates indicated:

	December 31, 2022		December 31, 2021
	Maximum Amount	Ending Balance	Maximum Amount	Ending Balance
(in millions)
Cash	$—	$—	$100	$—
Securities (FV)	—	—	—	—

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2022, 2021 AND 2020

The following table sets forth the total liability recognized to return collateral (repo securities sold/acquired with securities collateral) as of the dates indicated:

	December 31, 2022		December 31, 2021
	Maximum Amount	Ending Balance	Maximum Amount	Ending Balance
(in millions)
Repo Securities Sold/Acquired with Cash Collateral	$—	$—	$100	$—
Repo Securities Sold/Acquired with Securities Collateral (FV)	—	—	—	—

5E. Real Estate
The Company recorded $42 million and $0 million of net gains on the sale of real estate for the years ended December 31, 2022 and 2021, respectively. There were $5 million and $6 million impairment losses recognized on real estate for the years ended December 31, 2022 and 2021, respectively.
The Company classified $231 million and $268 million as real estate occupied by the Company as of December 31, 2022 and 2021, respectively.
The Company classified $103 million (less $97 million of encumbrances) and $147 million (less $122 million of encumbrances) as real estate held for the production of income as of December 31, 2022 and 2021, respectively.
The Company did not classify any real estate as held for sale as of both December 31, 2022 and 2021.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2022, 2021 AND 2020

5F.     Other Invested Assets
The following table sets forth the composition of the Company's other invested assets as of the dates indicated:

	December 31, 2022		December 31, 2021
	Carrying Value	% of Total	Carrying Value	% of Total

	($ in millions)
Joint venture and limited partnerships interests in real estate	$322	3.5%	$393	4.2%
Joint venture and limited partnerships interests in common stock	7,430	80.4	7,431	80.2
Joint venture and limited partnerships interests in fixed income	293	3.2	507	5.5
Joint venture and limited partnerships interests - other	619	6.7	627	6.8
Subtotal - Other Invested Assets	$8,664	93.8%	$8,958	96.7%
Receivables for Securities	210	2.3	224	2.4
Cash collateral for variation margin	364	3.9	88	0.9
Total Other Invested Assets	$9,238	100.0%	$9,270	100.0%

5G.     Other Investment Disclosures
Troubled Debt Restructuring
The Company did not have restructured mortgage loans as of both December 31, 2022 and 2021.
The Company accrues interest income on impaired loans to the extent it is deemed collectible (delinquent less than ninety days) and the loan continues to perform under its original or restructured contractual terms. Interest income on non-performing loans is generally recognized on a cash basis.
Reverse Mortgages

The Company did not have reverse mortgages as of both December 31, 2022 and 2021.

Low-Income Housing Tax Credits
The Company had $16 million, $34 million and $49 million of low-income housing tax credits (“LIHTC”) and other tax benefits for the years ended December 31, 2022, 2021 and 2020, respectively. The Company had $225 million and $204 million of LIHTC property investments as of December 31, 2022 and 2021, respectively. These investments are included in “Other invested assets.” The number of years remaining of unexpired tax credits and required holding periods are as follows: 0-5 years – 3 investments, 6-10 years – 3 investments, over 10 years – 0 investments as of December 31, 2022 and 0-5 years - 4 investments, 6-10 years - 2 investments, over 10 years - 2 investments as of December 31, 2021. None of the LIHTC investments are currently subject to any regulatory reviews and there are no commitments or contingent commitments anticipated to be paid. There were no impairments on LIHTC property investments for both the years ended December 31, 2022 and 2021.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2022, 2021 AND 2020

Restricted Assets
The following table sets forth restricted assets (including pledged) as of the date indicated:

	December 31, 2022
	Gross (Admitted and Nonadmitted) Restricted							Percentage
Restricted Asset Category	Total General Account (G/A)	G/A Supporting S/A Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total	Total Nonadmitted Restricted	Total Admitted Restricted	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
	($ in millions)
Subject to contractual obligation for which liability is not shown	$—	$—	$—	$—	$—	$—	$—	0.0%	0.0%
Collateral held under security lending agreements	5,823	—	2,837	—	8,660	—	8,660	2.8%	2.9%
Subject to repurchase agreements	3,325	—	—	—	3,325	—	3,325	1.1%	1.1%
Subject to reverse repurchase agreements	—	—	—	—	—	—	—	0.0%	0.0%
Subject to dollar repurchase agreements	—	—	—	—	—	—	—	0.0%	0.0%
Subject to dollar reverse repurchase agreements	—	—	—	—	—	—	—	0.0%	0.0%
Placed under option contracts	—	—	—	—	—	—	—	0.0%	0.0%
Letter stock or securities restricted as to sale - excluding FHLB capital stock	471	—	—	—	471	—	471	0.2%	0.2%
FHLB capital stock	149	—	—	—	149	—	149	0.0%	0.0%
On deposit with state	5	—	—	—	5	—	5	0.0%	0.0%
On deposit with other regulatory bodies	—	—	—	—	—	—	—	0.0%	0.0%
Pledged as collateral to FHLB (including assets backing funding agreements)	3,161	—	—	—	3,161	—	3,161	1.0%	1.1%
Pledged as collateral not captured in other categories	20,315	—	180	—	20,495	—	20,495	6.7%	6.8%
Other restricted assets	—	—	—	—	—	—	—	0.0%	0.0%
Total restricted assets	$33,249	$—	$3,017	$—	$36,266	$—	$36,266	11.8%	12.1%

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2022, 2021 AND 2020

The following table sets forth the detail of assets pledged as collateral not captured in other categories as of the date indicated:

	December 31, 2022
	Gross (Admitted & Nonadmitted) Restricted							Percentage
Description of Assets:	Total General Account (G/A)	G/A Supporting S/A Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total	Total Nonadmitted Restricted	Total Admitted Restricted	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
	($ in millions)
Derivatives Collateral	$1,300	$—	$180	$—	$1,480	$—	$1,480	0.5%	0.5%
Funded Reinsurance Pledged Collateral	2,021	—	—	—	2,021	—	2,021	0.7%	0.7%
Reinsurance Trust Assets	16,994	—	—	—	16,994	—	16,994	5.5%	5.6%
Total	$20,315	$—	$180	$—	$20,495	$—	$20,495	6.7%	6.8%
The following tables set forth the collateral received and reflected as assets within the Company’s financial statements as of the date indicated:

	December 31, 2022
	BACV	Fair Value	% of BACV to Total Assets (Admitted and Nonadmitted)	% of BACV to Total Admitted Assets
	($ in millions)
Collateral Assets:

General Account:
Cash, Cash Equivalents, and Short-Term Investments	$1,059	$1,069	0.7%	0.7%
Bonds	21,529	19,846	14.0%	14.7%
Mortgage loans	5,417	4,974	3.5%	3.7%
Preferred stocks	2	2	0.0%	0.0%
Common stocks	—	—	0.0%	0.0%
Other invested assets	12	11	0.0%	0.0%
Other	2,178	2,753	1.4%	1.5%
Total General Account	$30,197	$28,655	19.6%	20.6%

Separate Account:
Cash, Cash Equivalents, and Short-Term Investments	$2,780	$2,780	1.8%	1.8%
Bonds	112	1,070	0.1%	0.1%
Mortgage loans	—	—	0.0%	0.0%
Common stocks	—	—	0.0%	0.0%
Other invested assets	—	—	0.0%	0.0%
Other (1)	—	294	0.0%	0.0%
Total Separate Account	$2,892	$4,144	1.9%	1.9%
(1) Revised to correct amounts reported in the 2022 annual statement.

	December 31, 2022
	Amount	% of Liability to Total Liabilities
	($ in millions)
Recognized Obligation to Return Collateral Asset (General Account)	$8,224	6.2%
Recognized Obligation to Return Collateral Asset (Separate Account)	$2,919	1.9%

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2022, 2021 AND 2020

The following table sets forth restricted assets (including pledged) as of the date indicated:

	December 31, 2021
	Gross (Admitted and Nonadmitted) Restricted							Percentage
Restricted Asset Category	Total General Account (G/A)	G/A Supporting S/A Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total	Total Nonadmitted Restricted	Total Admitted Restricted	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
	($ in millions)
Subject to contractual obligation for which liability is not shown	$—	$—	$—	$—	$—	$—	$—	0.0%	0.0%
Collateral held under security lending agreements	3,536	—	2,710	—	6,246	—	6,246	1.9%	1.9%
Subject to repurchase agreements	5,640	—	—	—	5,640	—	5,640	1.7%	1.7%
Subject to reverse repurchase agreements	—	—	—	—	—	—	—	0.0%	0.0%
Subject to dollar repurchase agreements	—	—	—	—	—	—	—	0.0%	0.0%
Subject to dollar reverse repurchase agreements	—	—	—	—	—	—	—	0.0%	0.0%
Placed under option contracts	—	—	—	—	—	—	—	0.0%	0.0%
Letter stock or securities restricted as to sale - excluding FHLB capital stock	476	—	—	—	476	—	476	0.1%	0.1%
FHLB capital stock	81	—	—	—	81	—	81	0.0%	0.0%
On deposit with state	5	—	—	—	5	—	5	0.0%	0.0%
On deposit with other regulatory bodies	—	—	—	—	—	—	—	0.0%	0.0%
Pledged as collateral to FHLB (including assets backing funding agreements)	1,154	—	—	—	1,154	—	1,154	0.4%	0.4%
Pledged as collateral not captured in other categories	18,943	—	211	—	19,154	—	19,154	5.8%	5.9%
Other restricted assets	—	—	—	—	—	—	—	0.0%	0.0%
Total restricted assets	$29,835	$—	$2,921	$—	$32,756	$—	$32,756	9.9%	10.0%

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2022, 2021 AND 2020

The following table sets forth the detail of assets pledged as collateral not captured in other categories as of the date indicated:

	December 31, 2021
	Gross (Admitted & Nonadmitted) Restricted							Percentage
Description of Assets:	Total General Account (G/A)	G/A Supporting S/A Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total	Total Nonadmitted Restricted	Total Admitted Restricted	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
	($ in millions)
Derivatives Collateral	$403	$—	$211	$—	$614	$—	$614	0.2%	0.2%
Funded Reinsurance Pledged Collateral	2,027	—	—	—	2,027	—	2,027	0.6%	0.6%
Reinsurance Trust Assets	16,513	—	—	—	16,513	—	16,513	5.0%	5.1%
Total	$18,943	$—	$211	$—	$19,154	$—	$19,154	5.8%	5.9%
The following tables set forth the collateral received and reflected as assets within the Company’s financial statements as of the date indicated:

	December 31, 2021
	BACV	Fair Value	% of BACV to Total Assets (Admitted and Nonadmitted)	% of BACV to Total Admitted Assets
	($ in millions)
Collateral Assets:

General Account:
Cash, Cash Equivalents, and Short-Term Investments	$2,792	$2,792	1.7%	1.7%
Bonds	19,525	20,846	11.7%	12.0%
Mortgage loans	4,539	4,720	2.7%	2.8%
Preferred stocks	2	2	0.0%	0.0%
Common Stocks	92	92	0.1%	0.1%
Other invested assets	13	14	0.0%	0.0%
Other	2,030	4,553	1.2%	1.2%
Total General Account	$28,993	$33,019	17.4%	17.8%

Separate Account:
Cash, Cash Equivalents, and Short-Term Investments	$2,562	$2,562	1.6%	1.6%
Bonds	88	206	0.1%	0.1%
Mortgage loans	—	—	0.0%	0.0%
Common stocks	—	—	0.0%	0.0%
Other invested assets	—	—	0.0%	0.0%
Other	—	129	0.0%	0.0%
Total Separate Account	$2,650	$2,897	1.7%	1.7%

	December 31, 2021
	Amount	% of Liability to Total Liabilities
	($ in millions)
Recognized Obligation to Return Collateral Asset (General Account)	$10,799	7.5%
Recognized Obligation to Return Collateral Asset (Separate Account)	$2,779	1.7%

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2022, 2021 AND 2020

Net Investment Income
Interest overdue is accrued up to a maximum of ninety days. If accrued interest is more than ninety days overdue, it is reversed and recognized as income when received.
Income is not accrued on bonds in or near default and is excluded from “Net investment income.” Bond income not accrued was $62 million, $63 million and $40 million for the years ended December 31, 2022, 2021 and 2020, respectively.
The Company did not have any interest on mortgage loans over ninety days due for the years ended both December 31, 2022, 2021 and 2020.
Real estate rent that is in arrears for more than three months or the collection of rent that is uncertain is non-admitted and excluded from “Net investment income.” There was no non-admitted due and accrued rental income on real estate for the years ended December 31, 2022, 2021 and 2020.

Other invested assets had no non-admitted due and accrued income for the years ended December 31, 2022, 2021 and 2020.

The following table sets forth “Net investment income” for the years ended December 31:

	2022	2021	2020
	(in millions)

Bonds	$3,611	$3,589	$3,681
Stocks	354	203	198
Mortgage loans	758	858	865
Contract loans	80	140	140
Cash, cash equivalents, and short-term investments	111	15	58
Other investments	1,125	1,000	579
Total gross investment income	6,039	5,805	5,521
Less investment expenses	(781)	(670)	(703)
Net investment income before amortization of IMR	5,258	5,135	4,818
Amortization of IMR	7	128	108
Net investment income	$5,265	$5,263	$4,926
The following table sets forth “Net realized capital gains (losses)” for the years ended December 31:

	2022	2021	2020
	(in millions)

Bonds	$(900)	$199	$147
Stocks	287	14	(77)
Mortgage loans	(88)	111	(8)
Derivative instruments	(1,638)	(357)	526
Other invested assets	25	(8)	25
Gross realized capital gains (losses)	(2,314)	(41)	613
Capital gains tax	226	(28)	(59)
IMR transfers, net of tax	2,174	71	(759)
Net realized capital gains (losses)	$86	$2	$(205)

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2022, 2021 AND 2020

Sub-prime Mortgage Related Risk Exposure
While there is no market standard definition, the Company defines sub-prime mortgages as residential mortgages that are originated to weaker quality obligors as indicated by weaker credit scores, as well as mortgages with higher loan to value ratios, or limited documentation.
The Company did not have direct exposure through investments in subprime mortgage loans.
The Company’s exposure to sub-prime mortgage loans is through other investments. The following tables set forth the composition of our asset-backed securities collateralized by sub-prime mortgages as of the dates indicated:

	December 31, 2022
	Actual Cost	BACV	Fair Value	Other-Than-Temporary Impairment Losses Recognized
	(in millions)
Residential mortgage-backed securities	$53	$53	$99	$1
Total	$53	$53	$99	$1

	December 31, 2021
	Actual Cost	BACV	Fair Value	Other-Than-Temporary Impairment Losses Recognized
	(in millions)
Residential mortgage-backed securities	$72	$72	$130	$—
Total	$72	$72	$130	$—

The residential mortgage-backed securities in the table above are rated by nationally recognized rating agencies. In making our investment decisions, the Company assigns internal ratings to our asset-backed securities based upon our dedicated asset-backed securities unit’s independent evaluation of the underlying collateral and securitization structure.
The Company did not have underwriting exposure to sub-prime mortgage risk through Mortgage Guaranty or Financial Guaranty insurance coverage.
Information about Financial Instruments with Off-Balance Sheet Risk and Financial Instruments with Concentrations of Credit Risk
During the normal course of its business, the Company utilizes financial instruments with off-balance sheet credit risk such as commitments and financial guarantees. Commitments primarily include commitments to fund investments in private placement securities, limited partnerships and other investments, as well as commitments to originate mortgage loans. As of December 31, 2022 and 2021, these commitments were $4,365 million and $5,234 million, respectively.
The Company writes credit default swaps requiring payment of principal due in exchange for the referenced credits, depending on the nature or occurrence of specified credit events for the referenced entities. In the event of a specified credit event, the Company’s maximum amount at risk, assuming the value of the referenced credits become worthless, is $4,873 million and $1,935 million at December 31, 2022 and 2021, respectively. The credit default swaps generally have maturities of five years or less.
In the course of the Company’s business, it provides certain financial guarantees and indemnities to third parties pursuant to which it may be contingently required to make payments now or in the future. As of December 31, 2022 and 2021, financial guarantees issued by the Company were $84,339 million and $81,984 million, respectively, primarily comprised of certain contracts underwritten by the Retirement segment include guarantees related to financial assets owned by the guaranteed party. These contracts are accounted for as derivatives and carried at fair value. At December 31, 2022 and 2021, such contracts in force carried a total guaranteed value of $84,338 million and $81,984 million, respectively. These guarantees are supported by collateral that is not reflected on the Company’s Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus. This collateral had a fair value of $77,693 million and $83,609

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2022, 2021 AND 2020

million at December 31, 2022 and 2021, respectively. The remaining $1 million is due to a guarantee on behalf of a previously owned investment subsidiary, Washington Street Investments, LLC.
Netting and Offsetting of Assets and Liabilities
The Company did not have any applicable transactions that are offset and reported net in accordance with SSAP No. 64, “Offsetting and Netting of Assets and Liabilities.”
5* Securities
The following table sets forth the NAIC 5* securities as of the dates indicated:

	December 31, 2022			December 31, 2021
	Number of 5* Securities	Aggregate BACV	Aggregate Fair Value	Number of 5* Securities	Aggregate BACV	Aggregate Fair Value
	($ in millions)
Investment:
Bonds	33	$234	$241	20	$140	$143
LB&SS	14	28	26	15	35	36
Preferred stock	4	81	89	2	7	15
Total	51	$343	$356	37	$182	$194

Prepayment Penalties

The following table sets forth the prepayment penalty and acceleration fees for the years ended:

	December 31, 2022		December 31, 2021		December 31, 2020
	General Account	Separate Account	General Account	Separate Account	General Account	Separate Account

	($ in millions)
Prepayment Penalty and Acceleration Fees:
Number of CUSIPs	151	111	201	148	152	—
Aggregate Amount of investment income	$40	$16	$92	$58	$77	$—

6.    SUBSEQUENT EVENTS
Type 1 – Recognized Subsequent Events:
Subsequent events have been considered through April 6, 2023, the date these audited financial statements were issued.
In February of 2023, the Company received approval from the Department to record a $405 million payable as of December 31, 2022 for a capital contribution to its subsidiary, Pruco Life Insurance Company (“Pruco Life”). The capital contribution was received by Pruco Life prior to March 1, 2023.
Type 2 – Non-recognized Subsequent Events:
Subsequent events have been considered through April 6, 2023, the date these audited financial statements were issued.
There were no Type 2 subsequent events to report.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2022, 2021 AND 2020

7.    REINSURANCE
The Company participates in reinsurance in order to provide greater diversification of business, provide additional capacity for future growth, limit the maximum net loss potential arising from large risks, and manage capital, as well as certain risks associated with its products. Life reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term, coinsurance and modified coinsurance.

Total direct, assumed and ceded premiums for the years ended December 31, are as follows:

	2022	2021	2020
	(in millions)
Premiums:
Direct	$31,094	$26,693	$19,740
Assumed	12,121	13,176	11,986
Ceded	18,298	6,640	6,564

The Company does not have reinsurance agreements under which the reinsurer may unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits as of December 31, 2022, 2021 and 2020.

The Company did not have any new reinsurance agreements with external counterparties as of December 31, 2022, 2021 and 2020.

The Company has not written off or reported in its operations amounts from uncollectible or commutated reinsurance as of December 31, 2022, 2021 and 2020.

Most of the Company’s ceded reinsurance is undertaken as indemnity reinsurance, which does not discharge the Company as the primary insurer. Ceded balances would represent a liability to the Company in the event the reinsurers were unable to meet their obligations to the Company under the terms of the reinsurance agreements. The Company periodically reviews the financial condition of its reinsurers and amounts recoverable, recording an allowance when necessary for uncollectible reinsurance.

The amounts related to reinsurance agreements as of and for the years ended December 31, are as follows:

	Policy and Claim Reserves			Premiums
	2022	2021	2020	2022	2021	2020
	(in millions)
Assumed from affiliated insurers	$34,880	$33,703	$30,177	$7,292	$7,532	$7,399
Assumed from unaffiliated insurers	21,042	20,176	18,506	4,829	5,643	4,587
Total reinsurance assumed	$55,922	$53,879	$48,683	$12,121	$13,175	$11,986

Ceded to affiliated insurers	$63,362	$61,489	$62,196	$4,813	$2,201	$2,410
Ceded to unaffiliated insurers	11,214	3,047	3,018	13,485	4,439	4,154
Total reinsurance ceded	$74,576	$64,536	$65,214	$18,298	$6,640	$6,564

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2022, 2021 AND 2020

Individual Life

The Company has assumed from and ceded to affiliated and unaffiliated insurers as of and for the years ended December 31, as follows:

	Policy and Claim Reserves			Premiums
	2022	2021	2020	2022	2021	2020
	(in millions)
Assumed:
DART	$235	$224	$213	$128	$110	$90
GUL Re	120	116	108	86	81	76
Term Re	501	476	454	336	305	270
PURC	193	177	161	116	104	92
PARU	1,049	1,023	973	547	528	478
PAR Term	395	406	417	313	286	314
PARCC	675	715	715	551	601	594
PLAZ	78	281	274	281	246	238
PLNJ	50	51	50	44	46	43
Lotus Re	40	—	—	31	—	—
Affiliated total	3,336	3,469	3,365	2,433	2,307	2,195
Unaffiliated	17,045	16,435	16,044	888	936	956
Unaffiliated total	17,045	16,435	16,044	888	936	956
Total	$20,381	$19,904	$19,409	$3,321	$3,243	$3,151

Ceded:
PLAZ	13,093	12,352	11,860	360	380	371
Lotus Re	2,314	—	—	2,732	—	—
Affiliated total	15,407	12,352	11,860	3,092	380	371
Unaffiliated	2,754	2,798	2,791	1,437	1,567	1,537
Unaffiliated total	2,754	2,798	2,791	1,437	1,567	1,537
Total	$18,161	$15,150	$14,651	$4,529	$1,947	$1,908

DART

Effective January 1, 2018, the Company entered into a yearly renewable term (“YRT”) agreement with a subsidiary, Dryden Arizona Reinsurance Term Company (“DART”), that states DART will retrocede 95% to 100% of the mortality risk on each policy assumed from Pruco Life Insurance Company of Arizona (“PLAZ”) and Pruco Life Insurance Company of New Jersey (“PLNJ”).

GUL Re

Effective January 1, 2017, the Company entered into a YRT agreement with a subsidiary, Gibraltar Universal Life Reinsurance Company (“GUL Re”), that states GUL Re will retrocede 95% of the net amount at risk related to the first $1 million of face amount and 100% of net amount at risk related to the face amount in excess of $1 million on policies assumed from PLAZ under the coinsurance agreement between PLAZ and GUL Re. The agreement covers Universal Life (“UL”) policies with effective dates of January 1, 2017 and later, excluding policies that utilize a principles-based reserving methodology. Under this agreement, GUL Re retains between 0% and 5% of the face amount with respect to the mortality risk assumed on these PLAZ policies, subject to a $50,000 per policy maximum, and retrocedes all of the remaining mortality risk to the Company. Effective July 1, 2017, the Company amended the agreement with GUL Re to include policies with effective dates prior to January 1, 2014. The amendment states that GUL Re will retrocede 27% of the net amount at risk related to the first $1 million of face amount and 30% of net amount at risk related to the face amount in excess of $1 million on policies assumed from PLAZ under the coinsurance agreement between PLAZ and GUL Re. Under this amended agreement, GUL Re retains between 0% and 3% of the face amount with respect to the mortality risk assumed on these PLAZ policies, subject to a $30,000 per policy maximum, and retrocedes all of the remaining mortality risk to the Company.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2022, 2021 AND 2020

Term Re

Effective January 1, 2014, the Company entered into a YRT agreement with a subsidiary, Prudential Term Reinsurance Company (“Term Re”), that states Term Re will retrocede 95% to 100% of the mortality risk on each policy assumed from PLAZ and PLNJ.

PURC

Effective October 1, 2013, the Company entered into a YRT agreement with a subsidiary, Prudential Universal Reinsurance Company (“PURC”), that states PURC will retrocede 63% of the net amount at risk related to the first $1 million of face amount and 100% of net amount at risk related to the face amount in excess of $1 million on policies assumed from PLAZ under the coinsurance agreement between PLAZ and PURC (i.e., UL policies with effective dates of 2011 and 2012). Under this agreement, PURC retains between 0% and 7% of the face amount with respect to the mortality risk assumed on these PLAZ policies, subject to a $70,000 per policy maximum, and retrocedes all of the remaining mortality risk to the Company. In July 2013, the Company amended the agreement with PURC for policies with effective dates of January 1, 2014 and later. The amendment states that PURC will retrocede 95% of the net amount at risk related to the first $1 million of face amount and 100% of net amount at risk related to the face amount in excess of $1 million on policies assumed from PLAZ under the coinsurance agreement between PLAZ and PURC. Under this amended agreement, PURC retains between 0% and 5% of the face amount with respect to the mortality risk assumed on these PLAZ policies, subject to a $50,000 per policy maximum, and retrocedes all of the remaining mortality risk to the Company. In third quarter 2014, the Company amended this YRT agreement to include the additional business assumed from PLAZ (i.e., under the coinsurance agreement between PLAZ and PURC, which was amended to include UL policies with effective dates of 2013, covering the same terms as the original agreement for policies with effective dates of 2011 and 2012 as indicated above). PURC also retains 100% of the supplemental benefits and riders on these policies assumed from PLAZ and PLNJ under the coinsurance agreements, excluding the Target Term Rider, Estate Protection Rider and the Living Needs Benefit Rider.

PARU

Effective January 1, 2013, the Company also entered into an agreement with a subsidiary, Prudential Arizona Reinsurance Universal Company (“PARU”), to assume 95% of the face amount of mortality risk on the first $1 million and 100% of the mortality risk in excess of $1 million on the Hartford Guaranteed Universal Life (“GUL”) business assumed from PLAZ. Under this agreement, PARU retains between 0% and 5% of the face amount with respect to the mortality risk assumed on these policies, subject to a $50,000 per policy maximum, and retrocedes all of the remaining mortality risk to the Company. For select GUL policies where Hartford reinsured a portion of the no-lapse risk with external reinsurers and where those reinsurance agreements have been novated from Hartford to the Company, PARU retrocedes that same percentage of no-lapse risk to the Company.

Effective July 1, 2011, the Company entered into a YRT agreement with this same subsidiary, that states PARU will retrocede 63% of the net amount at risk related to the first $1 million of face amount and 100% of net amount at risk related to the face amount in excess of $1 million on policies assumed from PLAZ under the coinsurance agreement between PLAZ and PARU (i.e., UL policies with effective dates prior to January 1, 2011). Under this agreement, PARU retains between 0% and 7% of the face amount with respect to the mortality risk assumed on these PLAZ policies, subject to a $70,000 per policy maximum, and retrocedes all of the remaining mortality risk to the Company. In July 2012, the Company amended the agreement with PARU. The amendment states that PARU will retrocede 95% of the net amount at risk related to the first $1 million of face amount and 100% of net amount at risk related to the face amount in excess of $1 million on policies assumed from PLNJ under the coinsurance agreement between PLNJ and PARU. Under this amended agreement, PARU retains between 0% and 5% of the face amount with respect to the mortality risk assumed on these PLNJ policies, subject to a $50,000 per policy maximum, and retrocedes all of the remaining mortality risk to the Company. PARU also retains 100% of the supplemental benefits and riders on these policies assumed from PLAZ and PLNJ under the coinsurance agreements, excluding the Target Term Rider, Estate Protection Rider and the Living Needs Benefit Rider. In third quarter 2013, the Company amended this YRT agreement to include the additional business assumed from PLAZ (i.e., under the coinsurance agreement between PLAZ and PARU, which was amended to include UL policies with effective dates of 2011 as indicated above). Additionally, in fourth quarter 2013, the Company entered into a novation and assumption agreement with PURC and PARU to have PARU released and discharged from the YRT reinsurance related to the 2011 and 2012 business, which is now being coinsured with PURC and retroceded to the Company through YRT reinsurance.

PAR Term

Effective January 1, 2010, the Company entered into a YRT agreement with a subsidiary, Prudential Arizona Reinsurance Term Company (“PAR Term”), that states PAR Term will retrocede 95% to 100% of the mortality risk on each policy assumed from PLAZ and PLNJ.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2022, 2021 AND 2020

PARCC

Effective August 1, 2004, the Company entered into a YRT agreement with a subsidiary, Prudential Arizona Reinsurance Captive Company (“PARCC”), to assume up to 100% of its mortality risk associated with certain term life insurance contracts. The Company subsequently entered into yearly renewable agreements to cede up to 100% of the mortality risk assumed from PARCC to external reinsurers.

PLAZ

Effective December 1, 2004, the Company has entered into a YRT reinsurance agreement with PLAZ, a subsidiary of the Company, to reinsure up to 100% of mortality risk remaining on its policies after any coinsurance with other captives. Effective July 1, 2017, this agreement was terminated for new business for most permanent products. Effective July 1, 2019, the agreement between PLAZ and PICA was recaptured for any risk on term products that are coinsured from PLAZ to the term captives PAR Term and PARCC, due to the coinsurance increasing to 100%. Also, effective January 2, 2013, the Company entered into two agreements with PLAZ to retrocede the portion of the Hartford assumed business (From Individual Life Insurance (“ILI”) and Hartford Life Insurance Company (“HLIC”) entities) that is classified as GUL. As of January 1, 2022, most of the variable life insurance policies were recaptured resulting in a $460 million gain. These policies were then reinsured from PLAZ to Lotus Re as mentioned below.

PLNJ

Effective December 1, 2004, the Company has entered into a YRT reinsurance agreement with PLNJ, a subsidiary of the Company, to reinsure up to 100% of mortality risk remaining on its policies after any coinsurance with other captives. Effective July 1, 2017, this agreement was terminated for new business for most permanent products.

Lotus Re

Effective January 1, 2022, the Company entered into an agreement with Lotus Re, an affiliate reinsurance company, to reinsure variable life policies. The structure is coinsurance/modified coinsurance, with 90% of risk covered by Lotus Re and PICA retaining 10% under the agreement. In addition, the Company entered into a YRT agreement with Lotus Re, also effective January 1, 2022, under which Lotus Re cedes mortality risk for variable life policies back to the Company. The amount ceded from Lotus Re to the Company and the reinsurance premiums are a full passthrough to replicate the amounts covered under various YRT agreements between the Company and third-party reinsurers. Settlement of $3.2 billion was in-kind and is therefore reflected within the non-cash disclosure on the Statutory Statements of Cash Flows. As a result of this transaction, the Company recorded an $830 million deferred reinsurance gain as of December 31, 2022.

Unaffiliated

Life reinsurance is accomplished through various plans of reinsurance, primarily YRT, per person excess, excess of loss, and coinsurance. On policies sold since 2000, the Company has reinsured a significant portion of the individual life mortality risk. Placement of reinsurance is accomplished primarily on an automatic basis with some specific risks reinsured on a facultative basis. The Company has historically retained up to $30 million per life, but reduced its retention limit to $20 million per life beginning in 2013.

On January 2, 2013, the Company acquired the individual life insurance business of The Hartford Financial Services Group, Inc. (“The Hartford”) through a reinsurance transaction. Under the terms of the agreement, the Company paid The Hartford a cash consideration of $615 million consisting primarily of a ceding commission to provide reinsurance for approximately 700,000 Hartford life insurance policies with a net retained face amount in force of approximately $141 billion. The assets acquired and liabilities assumed have been included in the Company’s Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus as of the date of acquisition. The Company’s Statement of Operations and Changes in Capital and Surplus includes the results of the acquired business beginning from the date of acquisition.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2022, 2021 AND 2020

Closed Block

The Company has ceded to an affiliated insurer as of and for the years ended December 31, as follows:

	Policy and Claim Reserves			Premiums
	2022	2021	2020	2022	2021	2020
	(in millions)
Ceded:
PLIC	$47,955	$49,137	$50,336	$1,692	$1,782	$1,973
Affiliated total	$47,955	$49,137	$50,336	$1,692	$1,782	$1,973

PLIC

The Plan of Reorganization provided that Prudential Insurance may, with the prior consent of the New Jersey Commissioner of Banking and Insurance, enter into agreements to transfer to a third party all or any part of the risks under the Closed Block policies. Effective January 1, 2015, the Company recaptured 100% of the remaining Closed Block policies in force covered by these agreements. Concurrently, on January 1, 2015, the Company entered into a reinsurance agreement with its subsidiary, PLIC, in which the Company reinsured substantially all of the outstanding liabilities of its regulatory Closed Block, primarily on a coinsurance basis. The only exceptions to the 100% coinsurance arrangement are as follows (1) the policyholder dividend liability which will be reinsured from the Company to PLIC on a 100% modified coinsurance basis (2) 10% of the Closed Block’s New York policies, which will be retained by the Company on both the coinsurance and modified coinsurance agreements; and (3) certain Closed Block policies that were previously reinsured externally. In connection with this reinsurance transaction, the Company ceded approximately $58 billion of assets into a newly established statutory guaranteed separate account of PLIC. Concurrently, the Company ceded approximately $5 billion of assets to PLIC to support the securities lending program.

Individual Annuities

The Company has assumed from affiliated and unaffiliated insurers as of and for the years ended December 31, as follows:

	Policy and Claim Reserves			Premiums
	2022	2021	2020	2022	2021	2020
	(in millions)
Assumed:
PLNJ	$394	$447	$594	$62	$91	$432
FLIAC	—	102	151	2	5	5
Affiliated total	394	549	745	64	96	437
Unaffiliated	1,524	1,410	1,563	16	12	10
Unaffiliated total	1,524	1,410	1,563	16	12	10
Total	$1,918	$1,959	$2,308	$80	$108	$447

PLNJ

Effective April 1, 2016, the Company reinsured variable annuity base contracts, along with the living benefit guarantees, from PLNJ. This reinsurance agreement covers new and in force business and excludes business reinsured externally. As of December 31, 2020, PLNJ discontinued the sales of traditional variable annuities with guaranteed living benefit riders. This discontinuation has no impact on the reinsurance agreement between PLNJ and the Company. The product risks related to the reinsured business are being managed in the Company. In addition, the living benefit hedging program related to the reinsured living benefit guarantees is being managed within the Company.

FLIAC

Effective December 31, 2015, the Company entered into a reinsurance agreement with FLIAC for its deferred variable annuity business written in New York on a whole contract basis where of the general account liabilities will be reinsured on a coinsurance basis, and the separate account and Market Value Adjusted liabilities will be reinsured on a modified coinsurance basis. On April 1, 2022, FLIAC (formerly PALAC) was sold to Fortitude Re and is no longer considered an affiliate of the Company.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2022, 2021 AND 2020

Unaffiliated

Effective June 1, 2006, the Company acquired the variable annuity business of Wilton Re and Everlake (former Allstate block of business) through a reinsurance transaction for $635 million pre-tax of total consideration, consisting primarily of a $628 million ceding commission. The reinsurance arrangement with Wilton Re and Everlake included a coinsurance arrangement associated with the separate account assets and liabilities assumed. The assets acquired and liabilities assumed have been included in the Company’s Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus as of the date of acquisition. The Company’s Statement of Operations and Changes in Capital and Surplus includes the results of the acquired variable annuity business beginning from the date of acquisition.

Retirement

The Company has assumed from affiliated and unaffiliated insurers as of and for the years ended December 31, as follows:

	Policy and Claim Reserves			Premiums
	2022	2021	2020	2022	2021	2020
	(in millions)
Assumed:
PLAZ	$2	$3	$2	$—	$—	$—
Affiliated total	2	3	2	—	—	—
Unaffiliated	2,465	2,323	891	3,924	4,693	3,619
Unaffiliated total	2,465	2,323	891	3,924	4,693	3,619
Total	$2,467	$2,326	$893	$3,924	$4,693	$3,619

PLAZ

Effective July 31, 1984, the Company has entered into a Group Annuity Contract reinsurance agreement with PLAZ, a subsidiary of the Company, whereby the reinsurer, in consideration for a single premium payment by the Company, provides reinsurance equal to 100% of all payments due under the contract.

Unaffiliated

Since 2014, the Company has entered into reinsurance agreements to assume longevity risk in the United Kingdom. Under these arrangements, the Company assumes scheduled monthly premiums including reinsurance fees, and in exchange, the Company pays the reinsured benefits based on the actual mortality experience for the period to the ceding insurers. The Company has secured collateral from its counterparties to minimize counterparty default risk. As of December 31, 2022, the Company has reserves of $324.7 million to cover the asset and longevity risk associated with the pension benefits.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2022, 2021 AND 2020

International

The Company has assumed from and ceded to affiliated and unaffiliated insurers as of and for the years ended December 31, as follows:

	Policy and Claim Reserves			Premiums
	2022	2021	2020	2022	2021	2020
	(in millions)
Assumed:
Prudential Life Insurance Co., Ltd. (Japan)	$23,412	$21,727	$19,006	$3,704	$3,716	$3,323
Prudential Gibraltar Financial Life Insurance Co., Ltd.	7,736	7,955	7,059	1,091	1,413	1,443
Affiliated total	$31,148	$29,682	$26,065	$4,795	$5,129	$4,766

Ceded:
Prudential Seguros, S.A. (1)	$—	$—	$—	$—	$—	$1
Prudential Seguros Mexico, S.A. de C.V.	—	—	—	29	29	46
Affiliated total	—	—	—	29	29	47
Unaffiliated	—	—	—	4	4	4
Unaffiliated total	—	—	—	4	4	4
Total	$—	$—	$—	$33	$33	$51

(1) As of 2021, Prudential Seguros, S.A. retrocession agreement with PICA has been terminated.

Affiliated

The Company reinsures certain individual life insurance policies through excess risk term contracts. In addition, the Company has entered into coinsurance agreements for U.S. dollar-denominated policies sold by The Prudential Life Insurance Company, Ltd. (Japan) (“POJ”) and Prudential Gibraltar Financial Life Insurance Co. Ltd (“PGFL”). For these reinsurance policies assumed through excess risk term contracts, the Company retrocedes a portion of these reinsurance policies to foreign subsidiary companies of Prudential Financial.

During the second quarter of 2016, a trust was established for the benefit of certain policyholders related to a reinsurance agreement between the Company and POJ. Total assets of $13.3 billion and $11.7 billion related to this trust arrangement were on deposit with trustees as of December 31, 2022 and December 31, 2021, respectively.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2022, 2021 AND 2020

Group Insurance

The Company has assumed from and ceded to unaffiliated insurers as of and for the years ended December 31, as follows:

	Policy and Claim Reserves			Premiums
	2022	2021	2020	2022	2021	2020
	(in millions)
Assumed:
Unaffiliated	$7	$7	$7	$—	$1	$1
Unaffiliated total	$7	$7	$7	$—	$1	$1

Ceded:
Unaffiliated	$250	$238	$213	$3,122	$2,867	$2,612
Unaffiliated total	$250	$238	$213	$3,122	$2,867	$2,612

Unaffiliated

Group Insurance uses reinsurance primarily to limit losses from large claims, in response to client requests and for capital management purposes.

Other Business

The Company has assumed from and ceded to affiliated and unaffiliated insurers as of and for the years ended December 31, as follows:

	Policy and Claim Reserves			Premiums
	2022	2021	2020	2022	2021	2020
	(in millions)
Assumed:
Prudential Life Insurance Co. of Korea, Ltd.	$—	$—	$—	$—	$—	$1
Affiliated total	—	—	—	—	—	1
Unaffiliated	1	1	1	1	1	1
Unaffiliated total	1	1	1	1	1	1
Total	$1	$1	$1	$1	$1	$2

Ceded:
Prudential Life Insurance Company of Taiwan Inc.	$—	$—	$—	$—	$10	$19
Affiliated total	—	—	—	—	10	19
Unaffiliated	8,210	11	14	8,922	1	1
Unaffiliated total	8,210	11	14	8,922	1	1
Total	$8,210	$11	$14	$8,922	$11	$20

Effective April 2022, in connection with the Full Service Retirement business sale, the Company entered into separate agreements with external counterparties, Empower and Empower Life & Annuity Insurance Company of New York to reinsure a portion of its Full Service Retirement business. The company ceded 100% of separate account liabilities under modified coinsurance and 100% of general account liabilities under coinsurance of its Full Service Retirement business. The Company's Full Service Retirement business separate accounts consist of market value and stable value separate accounts, and the Full Service general account products consist of individual annuities, stable value accumulation funds and a stable value wrap product known as a synthetic guaranteed investment contract. The reinsurance agreement offers the policyholders the opportunity to novate their contracts from the Company to Empower and any such novated contracts shall cease to be reinsured under this agreement. As a result of this transaction, the Company recorded a $222 million reinsurance gain at the time of transaction of which $175 million was reflected as a deferred reinsurance gain as of December 31, 2022.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2022, 2021 AND 2020

8.    DERIVATIVE INSTRUMENTS
The Company uses derivatives to manage risks from changes in interest rates or foreign currency values, to alter interest rate or currency exposures arising from mismatches between assets and liabilities (including duration mismatches), to hedge against changes in the value of assets it owns or anticipates acquiring and other anticipated transactions and commitments, and to replicate the investment performance of otherwise permissible investments. Insurance statutes restrict the Company’s use of derivatives primarily to hedging, income generation, and replication activities intended to offset changes in the market value and cash flows of assets held, obligations, and anticipated transactions and prohibit the use of derivatives for speculation.

The Company, at inception, may designate derivatives as either (1) a hedge of the fair value of a recognized asset or liability or unrecognized firm commitment; (2) a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability; (3) a foreign-currency fair value or cash flow hedge; (4) a hedge of the foreign currency exposure of a net investment in a foreign operation or (5) a derivative that does not qualify for hedge accounting, including replications.
To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated risk of the hedged item. Effectiveness of the hedge is formally assessed at inception and throughout the life of the hedging relationship.
Upon termination of a derivative that qualified for hedge accounting, the gain or loss is usually reflected as an adjustment to the basis of the hedged item and is recognized in income consistent with the hedged item. There were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transaction did not occur. The qualifying cash flow hedges are related to the variability of the payment or receipt of interest or foreign currency amounts on existing financial instruments and certain forecasted transactions. The maximum length of time for which these variable cash flows are hedged was 38 years and 39 years, as of December 31, 2022 and 2021, respectively.
To the extent that the Company chooses not to designate its derivatives for hedge accounting or designated derivatives no longer meet the criteria of an effective hedge, the changes in their fair value are included in “Change in net unrealized capital gains (losses)” without considering changes in fair value of the hedged item. Accruals of interest income, expense and related cash flows on swaps are reported in “Net investment income.” Upon termination of a derivative that does not qualify for hedge accounting, the gain or loss is included in “Net realized capital gains (losses).” In addition, when realized gains or losses on interest-rate related derivatives are recognized, they are amortized through the IMR.
Types of Derivative Instruments and Derivative Strategies
Derivative instruments used by the Company include currency swaps, currency forwards, interest rate swaps, interest rate forwards, interest rate options, total return swaps, treasury futures, equity options (including rights and warrants), equity futures, and credit default swaps. For those hedge transactions which qualify for hedge accounting, the change in the carrying value or cash flow of the derivative is recorded in a manner consistent with the changes in the carrying value or cash flow of the hedged asset, liability, firm commitment or forecasted transaction. For hedges of net investments in a foreign operation, changes in fair value of such derivatives, to the extent effective, are recorded in “Change in net unrealized capital gains.” In measuring effectiveness, with respect to certain hedge relationships, the Company’s risk management strategy may define specific risk being hedged and it may exclude specific components of derivatives gains or losses unrelated to the defined risk; such excluded components for hedge relationships the Company has are recognized in “Net investment income” and amortized over the term of the hedge relationship.
Interest Rate Contracts
Interest rate swaps, options, forwards, and futures are used by the Company to reduce risks from changes in interest rates, manage interest rate exposures arising from mismatches between assets and liabilities (including duration mismatches) and to hedge against changes in the value of assets it owns or anticipates acquiring or selling. Swaps may be attributed to specific assets or liabilities or may be used on a portfolio basis. Under interest rate swaps, the Company agrees with counterparties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed upon notional principal amount.
In exchange-traded interest rate futures transactions, the Company purchases or sells a specified number of contracts, the values of which are determined by the values of underlying referenced investments, and receives/posts variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission’s merchants who are members of a trading exchange.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2022, 2021 AND 2020

Equity Contracts
Total return swaps are contracts whereby the Company agrees with counterparties to exchange, at specified intervals, the difference between the return on an asset (or market index) and LIBOR based on a notional amount. The Company generally uses total return swaps to hedge the effect of adverse changes in equity indices.

Equity index options and futures are contracts which will settle in cash based on differentials in the underlying indices at the time of exercise and the strike price. The Company uses combinations of purchases and sales of equity index options to hedge the effects of adverse changes in equity indices within a predetermined range.

Foreign Exchange Contracts
Currency derivatives, including currency forwards and swaps are used by the Company to reduce risks from fluctuations in currency exchange rates with respect to investments denominated in foreign currencies that the Company either holds or intends to acquire or sell, and to hedge the currency risk associated with net investments in foreign operations and anticipated earnings of its foreign operations.
Under currency forwards, the Company agrees with counterparties to deliver a specified amount of an identified currency at a specified future date. Typically, the price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date. As noted above, the Company uses currency forwards to mitigate the impact of changes in currency exchange rates on U.S. dollar equivalent earnings generated by certain of its non-USD denominated businesses, international operations, and investments. The Company executes forward sales of the hedged currency in exchange for U.S. dollars at a specified exchange rate. The maturities of these forwards correspond with the future periods in which the non-U.S. dollar-denominated earnings are expected to be generated.
Under currency swaps, the Company agrees with counterparties to exchange, at specified intervals, the difference between one currency and another at an exchange rate and calculated by reference to an agreed principal amount. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party.
Other Contracts
The Company, from time to time, uses TBA forward contracts to gain exposure to the investment risk and return of mortgage-backed securities. TBA transactions can help the Company enhance the return on its investment portfolio, and can provide a more liquid and cost effective method of achieving these goals than purchasing or selling individual mortgage-backed pools. Typically, the price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date. Additionally, pursuant to the Company’s mortgage dollar roll program, TBAs or mortgage-backed securities are transferred to counterparties with a corresponding agreement to repurchase them at a future date. These transactions do not qualify as secured borrowings and are accounted for as derivatives.
Credit Derivatives
Credit default swaps are used by the Company in conjunction with fixed income investments as replication synthetic asset transactions (“RSAT”). RSATs are derivative transactions entered into in conjunction with other investments in order to produce the investment characteristics of otherwise permissible investments. Credit default swaps used in RSATs are carried at amortized cost with premiums received on such transactions recorded to “Net investment income” over the life of the contract and loss payouts, if any, are recorded as “Net realized capital gains (losses).” The Company also uses credit default swaps to hedge exposures in its investment portfolios. Such contracts are not designated as replications, and they are used in relationships that do not qualify for hedge accounting.
As of both December 31, 2022 and December 31, 2021, the Company had no outstanding contracts where it has written credit protection on any single name reference. The Company has also written credit protection on certain index references with notional amounts of $4,873 million and $1,935 million, reported at fair value as a liability of $46 million and an asset of $59 million as of December 31, 2022 and 2021, respectively. As of December 31, 2022, these credit derivatives’ notionals had the following NAIC ratings: $49 million in NAIC 1, $4,564 million in NAIC 3, and $260 million in NAIC 6. As of December 31, 2021, these credit derivatives’ notionals had the following NAIC ratings: $50 million in NAIC 1, $1,500 million in NAIC 3, and $385 million in NAIC 6. NAIC designations are based on the lowest rated single name reference included in the index.

The Company’s maximum amount at risk under these credit derivatives equals the aforementioned notional amounts and assumes the value of the underlying securities becomes worthless. These single name credit derivatives have matured, while the credit protection on the index reference has a maturity of less than 25 years. These credit derivatives are accounted for as RSATs.
In addition to writing credit protection, the Company may purchase credit protection using credit derivatives in order to hedge specific credit exposures in the Company’s investment portfolio. As of both December 31, 2022 and 2021, the Company had no outstanding contracts where it had purchased credit protection.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2022, 2021 AND 2020

Counterparty Credit Risk
The Company is exposed to credit-related losses in the event of nonperformance by counterparties to financial derivative transactions. Generally, the credit exposure of the Company’s OTC derivative transactions are represented by the contracts with a positive fair value (market value) at the reporting date after taking into consideration the existence of netting agreements. Also, the Company enters into exchange-traded futures and transactions through regulated exchanges and these transactions are settled on a daily basis, thereby reducing credit risk exposure in the event of non-performance by counterparties to such financial instruments.
Substantially all of the Company’s OTC derivative contracts are transacted with a subsidiary, Prudential Global Funding, LLC (“PGF”). In instances where the Company transacts with unaffiliated counterparties, the Company manages credit risk by entering into derivative transactions with highly rated major international financial institutions and other credit worthy counterparties, and by obtaining collateral where appropriate. Additionally, limits are set on single party credit exposures which are subject to periodic management review.
The net cash collateral that would need to be returned by the Company was $385 million and $1,941 million as of December 31, 2022 and 2021, respectively.
The net fair value of securities pledged as collateral by the Company was $217 million and $175 million as of December 31, 2022 and 2021, respectively.
The table below depicts the derivatives owned by the Company as of December 31, 2022 and 2021:

	Derivatives Financial Instruments
	December 31, 2022			December 31, 2021
		Carrying	Estimated		Carrying	Estimated
	Notional	Amount	Fair Value	Notional	Amount	Fair Value

	(in millions)
Options:
Assets	$1,903	$18	$18	$2,356	$99	$99
Liabilities	$236	$5	$5	$229	$21	$21
Swaps:
Assets	41,091	3,971	4,218	37,670	3,549	4,115
Liabilities	31,990	2,411	2,625	26,110	1,674	1,641
Forwards:
Assets	2,254	25	137	3,193	56	87
Liabilities	4,490	265	406	2,997	35	105
Futures:
Assets	1,971	5	3	4,663	5	58
Liabilities	4,363	—	19	1,259	—	3
Totals:
Assets	$47,219	$4,019	$4,376	$47,882	$3,709	$4,359
Liabilities	$41,079	$2,681	$3,055	$30,595	$1,730	$1,770
Certain of the Company’s derivative contracts require premiums to be paid at a series of specified future dates over the life of the contract or at maturity. The discounted value of these future settled premiums is included in the measurement of the estimated fair value of each derivative along with all other contractual cash flows.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2022, 2021 AND 2020

The table below summarizes the net amount of undiscounted future settled premium payments (receipts), by year, as of December 31, 2022:

Fiscal Year	Premium Payments Due
2023	$—
2024	25
2025	—
2026	—
Thereafter	—
Total Future Settled Premiums	$25

	December 31, 2022	December 31, 2021
	(in millions)
Undiscounted Future Premium Commitments	$25	$55
Derivative Fair Value With Premium Commitments	(17)	1
Derivative Fair Value Excluding Impact of Future Settled Premiums	8	56

The table below summarizes the applicable excluded component data as of December 31, 2022:

Type of Excluded Component	Current Fair Value	Recognized Unrealized Gain/Loss	Fair Value Reflected in BACV	Aggregate Amount Owed at Maturity	Current Year Amortization	Remaining Amortization
(in millions)
Time Value	N/A	N/A	N/A
Intrinsic Value	N/A	N/A	N/A
Cross Current Basis Spread	N/A	N/A	N/A
Forward Points	$(54)	$—	$—	$(328)	$(3)	$(318)

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2022, 2021 AND 2020

9.    INCOME TAXES

The application of SSAP 101 requires a company to evaluate the recoverability of deferred tax assets and to establish a valuation allowance if necessary to reduce the deferred tax asset to an amount which is more likely than not to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance the Company considers many factors, including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) the timing of their reversal; (4) taxable income in prior carry back years as well as projected taxable earnings, exclusive of reversing temporary differences and carry forwards; (5) the length of time that carryovers can be utilized; (6) unique tax rules that would impact the utilization of the deferred tax assets; and, (7) any tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused. Although the realization is not assured, management believes it is more likely than not that the deferred tax assets, net of valuation allowances, will be realized. The Company has not recorded a valuation allowance as of December 31, 2022 and 2021.
9A.     The components of the net deferred tax asset/(liability) (“DTA”/“DTL”) are as follows:

	December 31, 2022			December 31, 2021			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
	(in millions)
Gross DTA	$7,003	$332	$7,335	$4,471	$145	$4,616	$2,532	$187	$2,719
Statutory Valuation Allowance Adjustment	—	—	—	—	—	—	—	—	—
Adjusted Gross DTA	7,003	332	7,335	4,471	145	4,616	2,532	187	2,719
DTA Nonadmitted	1,538	95	1,633	342	—	342	1,196	95	1,291
Subtotal (Net Admitted Adjusted Gross DTA)	5,465	237	5,702	4,129	145	4,274	1,336	92	1,428
DTL	3,653	191	3,844	2,015	310	2,325	1,638	(119)	1,519
Net Admitted DTA	$1,812	$46	$1,858	$2,114	$(165)	$1,949	$(302)	$211	$(91)

	December 31, 2022	December 31, 2021
	(in millions)
Change in Net DTA	$1,200	$132
Less: Change in Net DTL on unrealized (gains)/losses	307	(165)
Less: Shared based payment adjustment	—	—
Less: Other deferred booked to surplus	284	—
Change in net deferred income tax	$609	$297

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2022, 2021 AND 2020

The components of the admission calculation are as follows:

	December 31, 2022			December 31, 2021			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Admission Calculation Components - SSAP No. 101	(in millions)
Admitted pursuant to 11.a. (loss carrybacks)	$—	$46	$46	$—	$41	$41	$—	$5	$5
Admitted pursuant to 11.b. (Realization)	1,813	—	1,813	1,909	—	1,909	(96)	—	(96)
Realization per 11.b.i	4,363	—	4,363	1,909	—	1,909	2,454	—	2,454
Limitation per 11.b.ii			1,813			2,562			(749)
Admitted pursuant to 11.c	3,652	191	3,843	2,220	104	2,324	1,432	87	1,519
Total Admitted pursuant to SSAP No. 101	$5,465	$237	$5,702	$4,129	$145	$4,274	$1,336	$92	$1,428

Additional information used in certain components of the admission calculation are as follows:

	December 31, 2022	December 31, 2021
	Total	Total
ExDTA ACL RBC ratio	($ in millions)
Ratio % used to determine recovery period & threshold limit amount	690.27%	839.94%
Amount of adjusted capital and surplus used to determine recovery period & threshold limit	$16,954	$22,463

	December 31, 2022		December 31, 2021		Change
	Ordinary	Capital	Ordinary	Capital	Ordinary	Capital
Impact of Tax-Planning Strategies	($ in millions)
Determination of adjusted gross deferred tax assets and net admitted deferred tax assets by tax character as a percentage
Adjusted gross DTAs amount from Note 9A	$7,003	$332	$4,471	$145	$2,532	$187
Percentage of adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies attributable to the tax character	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Net admitted adjusted gross DTAs amount from Note 9A	5,465	237	4,129	145	1,336	92
Percentage of net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies attributable to that tax character	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%

The Company's tax-planning strategies do not include the use of reinsurance.

9B.     Deferred tax liabilities not recognized:
There were no deferred tax liabilities that are not recognized.

The Company has no Policyholder surplus account under the Internal Revenue Code.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2022, 2021 AND 2020

9C.     Current income taxes incurred consist of the following major components as of December 31:
Current Income Tax:

				Change	Change
	2022	2021	2020	2022-2021	2021-2020
	(in millions)
Federal	$953	$588	$27	$365	$561
Foreign	3	3	3	—	—
Subtotal	956	591	30	365	561
Federal income tax on net realized capital gains (losses)	(226)	28	59	(254)	(31)
Capital loss carry-forwards	—	—	—	—	—
Other	—	—	—	—	—
Federal and foreign income taxes incurred	$730	$619	$89	$111	$530

DTAs Resulting from Book/Tax Differences:

	2022	2021	Change
	(in millions)
Ordinary:
Insurance Reserves	$2,361	$2,130	$231
Policyholder Dividends	218	208	10
Deferred Acquisition Costs	463	503	(40)
Employee Benefits	628	720	(92)
Invested Assets	3,155	710	2,445
Nonadmitted Assets	118	119	(1)
Other Deferred Tax Assets	60	82	(22)
Subtotal	7,003	4,472	2,531
Statutory valuation allowance adjustment	—	—	—
Nonadmitted	1,538	342	1,196
Total admitted ordinary DTA	5,465	4,130	1,335
Capital:
Invested Assets – Bonds, Stocks, & Other	174	144	30
Unrealized Capital (Gains)/Losses	158	—	158
Subtotal	332	144	188
Statutory valuation allowance adjustment	—	—	—
Nonadmitted	95	—	95
Total admitted capital DTA	237	144	93
Total admitted DTA (Ordinary and Capital)	$5,702	$4,274	$1,428

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2022, 2021 AND 2020

DTLs Resulting from Book/Tax Differences:

	2022	2021	Change
	(in millions)
Ordinary:
Insurance Reserves	$761	$870	$(109)
Invested Assets - Derivatives & Other	2,653	752	1,901
Unrealized Capital (Gains)/Losses	199	332	(133)
Other	40	61	(21)
Subtotal	3,653	2,015	1,638
Capital:
Invested Assets - Bonds, Stocks, & Other	191	310	(119)
Subtotal	191	310	(119)
Total DTLs	$3,844	$2,325	$1,519

Net DTAs/DTLs	$1,858	$1,949	$(91)

9D.     Analysis of Actual Income Tax Expense
The Company’s income tax expense differs from the amount obtained by applying the statutory rate of 21% to pretax net income for the following reasons at December 31:

				Change	Change
	2022	2021	2020	2022-2021	2021-2020
	(in millions)
Expected federal income tax expense	$(69)	$318	$548	$(387)	$(230)
Non taxable investment income	(148)	(84)	(62)	(64)	(22)
STAT reserve basis change	—	—	(1)	—	1
Tax credits	(47)	(36)	(47)	(11)	11
Items in equity	74	106	(35)	(32)	141
Prior year true-up	(1)	17	—	(18)	17
Deferred ceding allowance (1)	211	2	(1)	209	3
Sale of subsidiary	113	—	—	113	—
Change in law	—	4	(4)	(4)	8
Prior year audit settlement	(11)	(5)	2	(6)	(7)
Other amounts (1)	(1)	—	19	(1)	(19)
Total incurred income tax expense	$121	$322	$419	$(201)	$(97)

(1) Prior period amounts have been updated to conform to current period presentation.

Non-Taxable Investment Income - This item is primarily related to common stock earnings of subsidiaries, interest maintenance reserve (IMR) and the U.S. Dividends Received Deduction (“DRD”). The DRD reduces the amount of dividend income subject to U.S. tax and accounts for a significant amount of the non-taxable investment income shown in the table above. More specifically, the U.S. DRD constitutes $22 million of the total $148 million of 2022 non-taxable investment income and $21 million of the total $84 million of 2021 non-taxable investment income. The DRD for the current period was estimated using information from 2021, current year investment results, and current year’s equity market performance. The actual current year DRD can vary based on factors such as, but not limited to, changes in the amount of dividends received that are eligible for the DRD, changes in the amount of distributions received from fund investments, changes in the account balances of variable life and annuity contracts, and the Company’s taxable income before the DRD. The remaining $126 million of tax benefit for 2022 is driven by $60 million related to common stock earnings of subsidiaries, $53 million of IMR deferred and amortized for book but not for tax, $16 million of tax-exempt interest, and other adjustments. For 2021, $63 million of tax benefit is driven by $34 million related to common stock earnings of subsidiaries, $16 million of tax-exempt interest, and other adjustments such as IMR and others.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2022, 2021 AND 2020

Deferred Ceding Allowance - SSAP 61R requires that any initial gains or increase in surplus resulting from reinsurance agreements be deferred. Recognition of the gain is reflected as earnings emerge from the business reinsured. The deferred gain is recognized for tax purposes on day 1 and subsequent recognition in pre-tax is reversed for tax.

Sale of Subsidiary - This line item represents the inclusion of the taxable gain on sale of PRIAC, PICA's former subsidiary, to EAICA booked to surplus.

Low-Income Housing and Other Tax Credits - These amounts include credits within the U.S. tax code for the development of affordable housing aiming at low-income Americans, as well as foreign tax credits.

Changes in Tax Law - The CARES Act - On March 27, 2020, the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”) was enacted into law. One provision of the CARES Act amends the Tax Act of 2017 and allows companies with NOL originating in 2020, 2019 or 2018 to carry back those losses for up to five years. With the filing of the 2020 tax return during 2021, the Company has recorded an income tax expense of $4 million to true-up the income tax benefit from carrying back the 2018 NOL.

9E.     Additional Tax Disclosures
1.The amounts, origination dates and expiration dates of operating loss and tax credit carry forwards available for tax purposes:

At December 31, 2022, the Company had no net operating loss and no tax credit carry forwards.

2.The following is income tax incurred for 2020, 2021 and 2022 that is available for recoupment in the event of future net losses:

Year	Ordinary	Capital	Total
	(in millions)

2020	$—	$59	$59
2021	—	276	276
2022	—	—	—
Total	$—	$335	$335

3.The aggregate amount of deposits admitted under IRC § 6603 is $0.

9F.     The Company’s liability for income taxes includes the liability for unrecognized tax benefits and interest that relate to tax years still subject to review by the IRS or other taxing authorities. The completion of review or the expiration of the Federal statute of limitations for a given audit period could result in an adjustment to the liability for income taxes.
The Company’s unrecognized tax benefits were $8 million, $8 million and $17 million for the years ended December 31, 2022, 2021 and 2020, respectively. The Company cannot predict with reasonable accuracy whether there will be any significant changes within the next twelve months to its total unrecognized tax benefits related to tax years for which the statute of limitations has not expired.
The Company classifies all interest and penalties related to tax uncertainties as income tax expense (benefit). In 2022, 2021 and 2020 the Company recognized $1 million, $1 million and $1 million, respectively, in the statement of operations and in the statement of financial positions for tax related interest and penalties.
The tax years that remain subject to examination by the U.S. tax authorities at December 31, 2022 are 2014 through 2022.
The Company participates in the IRS’s Compliance Assurance Program. Under this program, the IRS assigns an examination team to review completed transactions as they occur in order to reach agreement with the Company on how they should be reported in the relevant tax returns. If disagreements arise, accelerated resolutions programs are available to resolve the disagreements in a timely manner.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2022, 2021 AND 2020

9G.    The Company joins in filing a consolidated federal income tax return with its ultimate parent company, PFI. The consolidated companies have executed a written tax allocation agreement, which allocates the tax liability of each company based on their separate return tax liabilities, in accordance with Internal Revenue Code Section 1552(a)(2) and the Treasury Regulations Sections 1.1552-1(a)(2) and 1.1502-33(d)(2)(ii). Members with losses record current tax benefits to the extent such losses are recognized in the consolidated federal tax return. Any company allocated a credit in accordance with these provisions will receive payment for such credit not later than the 31st day of December in the year in which the return is filed.

The Company joins in filing a consolidated federal income tax return, which includes the following companies:

AST Investment Services, Inc.	Pruco Life Insurance Company of NJ
Braeloch Holdings, Inc.	Prudential Annuities Distributors, Inc.
Braeloch Successor Corporation	Prudential Annuities Holding Co, Inc
Capital Agricultural Property Services, Inc.	Prudential Annuities Information Services & Technology Corporation
Colico II, Inc.	Prudential Annuities Life Assurance Corporation
Colico, Inc.	Prudential Annuities, Inc.
Dryden Arizona Reinsurance Term Company	Prudential Arizona Reinsurance Captive Co.
Gibraltar International Insurance Services Company Inc.	Prudential Arizona Reinsurance Term Company
Gibraltar Universal Life Reinsurance Company	Prudential Arizona Reinsurance Universal Co.
Global Portfolio Strategies, Inc.	Prudential Bank & Trust, FSB
Graham Resources, Inc.	Prudential Financial, Inc. (Parent)
Graham Royalty, Ltd.	Prudential IBH Holdco, Inc.
Lotus Reinsurance Company Ltd.	Prudential International Insurance Holding, Ltd.
Orchard Street Acres Inc	Prudential Legacy Insurance Company of New Jersey
PGIM Foreign Investment, Inc.	Prudential Retirement Insurance and Annuity Company
PGIM International Financing Inc	Prudential Securities Secured Financing Corporation
PGIM Private Placement Investors, Inc.	Prudential Structured Settlement Company
PGIM Real Estate Finance Holding Company	Prudential Term Reinsurance Company
PGIM Real Estate Loan Services, Inc.	Prudential Trust Company
PGIM REF Intermediary Services Inc	Prudential Universal Reinsurance Company
PGIM Strategic Investments, Inc.	SMP Holdings, Inc.
PGIM Warehouse, Inc.	SVIIT Holdings, Inc.
PGIM, Inc.	TBG Insurance Services Corporation
PGLH of Delaware, Inc.	The Prudential Assigned Settlement Services, Inc.
PREI Acquisition I, Inc.	The Prudential Home Mortgage Company, Inc.
PREI Acquisition II, Inc.	The Prudential Real Estate Financial Services of America, Inc.
PREI International, Inc.	TRGOAG Company, Inc. (Texas Rio Grande Other Asset Group)
Pruco Life Insurance Company (Arizona)	Vantage Casualty Insurance Company

9H.     Repatriation Transition Tax (“RTT”) - The Company recognized $5 million tax expense related to RTT including the $3 million tax benefit related to refinement to provisional estimates recorded in 2018.
The Company is electing to pay the RTT liability under the permitted installments over 8 years. The Company made a $0.4 million payment in both 2021 and 2022 and expects to pay $3 million during the next three years to satisfy the RTT liability.

9I.     The Company did not have AMT credit carryforward as of December 31, 2021 and December 31, 2022.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2022, 2021 AND 2020

10.    INFORMATION CONCERNING PARENT, SUBSIDIARIES AND AFFILIATES
10A.     The Company did not have any material transactions, excluding reinsurance and non-insurance transactions, with affiliates for the years ended December 31, 2022 and 2021.
10B.    The Company reported a receivable from parents, subsidiaries and affiliates of $291 million and $354 million at December 31, 2022 and 2021, respectively. The Company reported a payable to parents, subsidiaries and affiliates of $495 million and $155 million at December 31, 2022 and 2021, respectively. Receivables from and payables to parents, subsidiaries and affiliates are reported in “Other assets” and “Other liabilities,” respectively, in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus. Intercompany balances are settled in cash, generally within thirty days of the respective reporting date.
10C.    The Company has entered into service agreements with various affiliates. Under these agreements, the Company furnishes services of officers and employees and provides supplies, use of equipment, office space, and makes payment to third parties for general expenses, state and local taxes. The agreements obligate the affiliates to reimburse the Company for the approximate cost of providing such services. The affiliates also furnish similar services to the Company in connection with such agreements.

The Company pays commissions and certain other fees to its affiliate, Prudential Annuities Distributors, Inc. (“PAD”), in consideration for PAD's marketing and underwriting of the Company's products. Commission expenses for December 31, 2022 and December 31, 2021 were $3 million and $5 million, respectively.

The Company has a revenue sharing agreement with PGIM Investments LLC (“PGIM Investments”) whereby the Company receives fee income based on policyholders' separate account balances invested in the Prudential Series Fund. Income received from PGIM Investments related to this agreement was $33 million and $16 million for December 31, 2022 and December 31, 2021, respectively.

The Company has a service agreement with PGIM, Inc. whereby PGIM performs investment advisory services. Investment advisory fees paid to PGIM, Inc. from the Company under affiliated agreements were $272 million and $302 million for December 31, 2022 and December 31, 2021, respectively.

10D.    Investment in Affiliates Sub-1/Sub- 2 Filing
Balance sheet values of SCAs (excluding U.S. insurance SCA entities) and NAIC filing response information as of December 31, 2022:

SCA Entity	Percentage of SCA Ownership	Admitted Amount	Type of NAIC Filing*	Date of Filing to the NAIC	NAIC Valuation Amount	NAIC Disallowed Entities Valuation Method, Resubmission Required (Y/N)	Code**
	($ in millions)
SSAP No. 97 8b(iii) Entities:
Colico II, Inc.	100%	$517	S2	10/18/2022	$586	N	I
Colico, Inc.	100%	2,003	S2	10/18/2022	2,298	N	I
Orchard Street Acres Inc.	100%	1,034	S2	10/18/2022	1,283	N	I
Prudential Realty Securities, Inc. (Common)	100%	553	S2	10/18/2022	529	N	I
Prudential Realty Securities, Inc. PFD	50%	—	S2	10/18/2022	—	N	I
PGIM Loan Originator	73%	227	S2	11/16/2022	165	N	I
Prudential Annuities Distributors Inc.	100%	29	N/A	In Process	N/A	N/A	N/A
Total SSAP No. 97 8b(iii) Entities		$4,363			$4,861

* S1 - Sub 1 or S2 - Sub 2
** I - Immaterial

The Company did not have an investment in an insurance SCA for which the statutory capital and surplus differed from the NAIC SAP as a result of using a permitted practice as of December 31, 2022. Please refer to Note 1 for a description of all permitted and prescribed practices.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2022, 2021 AND 2020

11.    NOTES PAYABLE AND OTHER BORROWINGS
11A.     Notes payable and other borrowings consisted of the following as of the dates indicated:

December 31, 2022
Debt Name	Date Issued	Kind of Borrowing	Original Face Amount	Carrying Value	Rate of Interest	Effective Interest Rate	Collateral Requirements	Interest Paid (Current Year)
($ in millions)
Pru Funding LLC - LT	06/26/2008	Cash	$64	$64	6.90%	6.90%	None	$4
Pru Funding LLC - ST	02/17/2022	Cash	75	—	0.39%	0.39%	None	—
Pru Funding LLC - ST	04/13/2022	Cash	250	—	0.72%	0.72%	None	—
Pru Funding LLC - ST	05/04/2022	Cash	180	—	1.12%	1.12%	None	—
Pru Funding LLC - ST	05/04/2022	Cash	70	—	0.63%	0.63%	None	—
Pru Funding LLC - ST	Various	Cash	170	—	1.13%	1.13%	None	—
Pru Funding LLC - ST	Various	Cash	170	—	1.23%	1.23%	None	—
Pru Funding LLC - ST	05/09/2022	Cash	150	—	1.19%	1.19%	None	—
Pru Funding LLC - ST	05/13/2022	Cash	100	—	1.16%	1.16%	None	—
Pru Funding LLC - ST	Various	Cash	400	—	3.40%	3.40%	None	—
Pru Funding LLC - ST	11/03/2022	Cash	100	—	4.20%	4.20%	None	—
Pru Funding LLC - ST	Various	Cash	300	—	4.15%	4.15%	None	—

1. PICA had Accrued Interest of less than $1 million outstanding as of December 31, 2022.

December 31, 2021
Debt Name	Date Issued	Kind of Borrowing	Original Face Amount	Carrying Value	Rate of Interest	Effective Interest Rate	Collateral Requirements	Interest Paid (Current Year)
($ in millions)
Pru Funding LLC - LT	06/26/2008	Cash	$64	$64	6.90%	6.90%	None	$4
Defined Contribution - LT	06/28/2016	Cash	116	—	3.09%	3.09%	None	3
Pru Funding LLC - ST	02/26/2021	Cash	200	—	0.22%	0.22%	None	—
Pru Funding LLC - ST	03/04/2021	Cash	100	—	0.22%	0.22%	None	—
Pru Funding LLC - ST	06/03/2021	Cash	250	—	0.16%	0.16%	None	—

1. PICA had Accrued Interest of less than $1 million outstanding as of December 31, 2021.

Scheduled principal repayments on debt as of December 31, 2022 are as follows: $64 million in 2023, $0 in 2024, $0 in 2025, $0 in 2026, $0 in 2027 and $0 in 2028 and beyond.

There are no covenant violations of the above debt. None of the debt was considered to be extinguished by in-substance defeasance prior to the effective date of this statement. Additionally, no assets have been set aside after the effective date of this statement solely for satisfying scheduled payments of a specific obligation. There are no reverse repurchase agreements whose amounts are included as part of the above debt.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2022, 2021 AND 2020

11B.     Federal Home Loan Bank Funding Agreements
    The Company is a member of the Federal Home Loan Bank of New York (“FHLBNY”). Membership allows the Company access to the FHLBNY’s financial services, including the ability to obtain collateralized loans and to issue collateralized funding agreements. Under applicable law, the funding agreements issued to the FHLBNY have priority claim status above debt holders of the Company. FHLBNY borrowings and funding agreements are collateralized by qualifying mortgage-related assets or U.S. Treasury securities, the fair value of which must be maintained at certain specified levels relative to outstanding borrowings. FHLBNY membership requires the Company to own member stock and borrowings require the purchase of activity-based stock in an amount equal to 4.5% of outstanding borrowings. Borrowings by the Company from the FHLBNY are limited to a term of 10 years. The FHLBNY may further restrict the term of borrowings by the Company due to changes in an internal FHLBNY credit rating of the Company that is based on financial strength ratings and RBC ratio. Currently there are no restrictions on the term of borrowings from the FHLBNY. All FHLBNY stock purchased by the Company is classified as restricted general account investments within “Other invested assets” and the carrying value of these investments was $149 million and $81 million as of December 31, 2022 and 2021, respectively.

NJDOBI permits the Company to pledge collateral to the FHLBNY in an amount of up to 5% of its prior year-end statutory net admitted assets, excluding separate account assets. Based on the Company’s statutory net admitted assets as of December 31, 2021, the 5% limitation equates to a maximum amount of pledged assets of $8.1 billion and an estimated maximum borrowing capacity (after taking into account required collateralization levels) of approximately $7.0 billion. Nevertheless, FHLBNY borrowings are subject to the FHLBNY's discretion and to the availability of qualifying assets at the Company. As of December 31, 2022, $2.6 billion of funding agreements remain outstanding under this facility with an original maturity of seven years and rates from 1.925% to 4.510%.

The Company had pledged assets with a fair value of $3.9 billion and $1.2 billion supporting aggregate outstanding collateralized advances and collateralized funding agreements as of December 31, 2022 and 2021, respectively. Outstanding funding agreements, totaling $2.6 billion and $1.0 billion are included in “Deposit-type contracts” as of December 31, 2022 and 2021, respectively. The fair value of qualifying assets that were available to the Company but not pledged amounted to $2.2 billion and $3.7 billion as of December 31, 2022 and 2021, respectively.

FHLBNY Capital Stock
Aggregate Totals:

Debt Name	December 31, 2022	December 31, 2021
	(in millions)
Membership Stock - Class A	$—	$—
Membership Stock - Class B	31	33
Activity Stock	118	47
Excess Stock	—	—
Aggregate Total	$149	$80
Actual or estimated Borrowing Capacity as Determined by the Insurer	$6,954	$6,859

Membership Stock (Class A and B) Eligible and Not Eligible for Redemption:

December 31, 2022
(in millions)
Membership Stock	Current Year	Not eligible for redemption	Eligible for Redemption
			Less than 6 months	6 months to less than 1 year	1 to less than 3 years	3 to 5 years
Class A	$—	$—	$—	$—	$—	$—
Class B	31	—	31	—	—	—

December 31, 2021
(in millions)
Membership Stock	Current Year	Not eligible for redemption	Eligible for Redemption
			Less than 6 months	6 months to less than 1 year	1 to less than 3 years	3 to 5 years
Class A	$—	$—	$—	$—	$—	$—
Class B	33	—	33	—	—	—

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2022, 2021 AND 2020

     Collateral Pledged to FHLBNY
Amount Pledged:

	Fair Value	Carrying Value	Aggregate Total Borrowing
	(in millions)
Total Collateral Pledged as of 12/31/2022	$3,945	$3,161	$2,619
Total Collateral Pledged as of 12/31/2021	1,209	1,154	1,047

Maximum Amount Pledged:

	Fair Value	Carrying Value	Amount Borrowed at Time of Maximum Collateral
	(in millions)
Total Collateral Pledged as of 12/31/2022	$3,945	$3,161	$2,619
Total Collateral Pledged as of 12/31/2021	2,179	2,046	1,782

Borrowing from FHLBNY
Amount as of the dates indicated:

	December 31, 2022		December 31, 2021
	Total	Funding Agreements Reserves Established	Total	Funding Agreements Reserves Established
	(in millions)
Debt	$—		$—
Funding Agreements (1)	2,619	2,628	1,047	1,050
Other	—		—
Aggregate Total	$2,619	$2,628	$1,047	$1,050

(1) Revised to correct amounts reported in the 2022 annual statement.

Maximum Amount during period ended December 31, 2022:

Total
(in millions)
Debt	$—
Funding Agreements (1)	2,619
Other	—
Aggregate Total	$2,619

(1) Revised to correct amounts reported in the 2022 annual statement.

FHLBNY - Prepayment Obligations as of December 31, 2022:

Does the Company have prepayment obligations under the following arrangements (Y/N)
Debt	N
Funding Agreements	N
Other	N

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2022, 2021 AND 2020

12.    RETIREMENT PLANS, DEFERRED COMPENSATION, POSTEMPLOYMENT BENEFITS AND COMPENSATED ABSENCES AND OTHER POSTRETIREMENT PLANS
12A.    The Company has funded and non-funded non-contributory defined benefit pension plans (“Pension Benefits”), which cover substantially all of its employees. For some employees, benefits are based on final average earnings and length of service (the “traditional formula”), while benefits for other employees are based on an account balance that takes into consideration age, length of service and earnings during their career (the “cash balance formula”). At December 31, 2022, approximately 89% of the Company’s Pension Benefits relate to its domestic qualified pension plan, which initially determined benefits based on the traditional formula. Effective January 1, 2001, active domestic employees covered under this plan were given the option to convert from the traditional formula to the cash balance formula, and all new domestic employees began accruing benefits under the cash balance formula. As of December 31, 2022, approximately 68% and 32% of the benefit obligation under this plan relates to participants under the traditional formula (including all retirees who are receiving an annuity payment) and cash balance formula, respectively. At December 31, 2022, the vast majority of active employees under this plan are accruing benefits under the cash balance formula.
The Company provides certain health care and life insurance benefits for its retired employees, their beneficiaries and covered dependents (“Other Postretirement Benefits”). The health care plan is contributory; the life insurance plan is non-contributory. Substantially all of the Company’s U.S. employees are eligible to receive Other Postretirement Benefits if they retire after age 55 with at least 10 years of service or under certain circumstances after age 50 with at least 20 years of continuous service.

The Company modified the Retiree Medical Savings Account (“RMSA”) program, one of the components of Other Postretirement Benefits, in 2022. The RMSA program is no longer offered to employees hired or rehired on or after January 1, 2022, while active employees no longer receive service credits after September 1, 2022 and retirees no longer receive interest credits after December 31, 2022. In addition, effective January 1, 2023, the Company expanded the permitted uses of the RMSA by retirees and added a 25-year time limit for retirees to utilize the RMSA.

A summary of asset, obligations, and assumptions of the Pension and Other Postretirement Benefit Plans are as follows:

(1)     Change in Benefit Obligation:
Pension Benefits:

	Overfunded		Underfunded
	2022	2021	2022	2021
	(in millions)
Benefit obligation at the beginning of year	$(11,533)	$(11,991)	$(1,379)	$(1,405)
Service cost	(174)	(209)	(40)	(44)
Interest cost	(368)	(303)	(44)	(36)
Contributions by plan participants	—	—	—	—
Actuarial gain (loss)	2,709	302	290	(2)
Foreign currency exchange rate changes	—	—	—	—
Benefits paid	695	668	92	109
Plan amendments	—	—	—	—
Business combinations, divestitures, curtailment, settlements and special termination benefits	42	—	2	(1)
Benefit obligation at end of year	$(8,629)	$(11,533)	$(1,079)	$(1,379)

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2022, 2021 AND 2020

Postretirement Benefits:

	Overfunded		Underfunded
	2022	2021	2022	2021
	(in millions)
Benefit obligation at the beginning of year	$—	$—	$(1,734)	$(1,989)
Service cost	—	—	(9)	(23)
Interest cost	—	—	(54)	(47)
Contributions by plan participants	—	—	(27)	(23)
Actuarial gain (loss)	—	—	343	60
Foreign currency exchange rate changes	—	—	1	—
Benefits paid	—	—	183	172
Plan amendments	—	—	—	121
Business combinations, divestitures, curtailment, settlements and special termination benefits	—	—	(8)	(5)
Benefit obligation at end of year	$—	$—	$(1,305)	$(1,734)

Special or Contractual Benefits Per SSAP No. 11:

	Overfunded		Underfunded
	2022	2021	2022	2021
	(in millions)
Benefit obligation at the beginning of year	$—	$—	$(56)	$(65)
Service cost	—	—	(44)	(43)
Interest cost	—	—	(1)	(1)
Contributions by plan participants	—	—	(10)	(13)
Actuarial gain (loss)	—	—	12	(1)
Foreign currency exchange rate changes	—	—	—	—
Benefits paid	—	—	51	67
Plan amendments	—	—	—	—
Business combinations, divestitures, curtailment, settlements and special termination benefits	—	—	—	—
Benefit obligation at end of year	$—	$—	$(48)	$(56)

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2022, 2021 AND 2020

(2)    Change in Plan Assets:

	Pension Benefits		Postretirement Benefits		Special or Contractual Benefits Per SSAP No. 11
	2022	2021	2022	2021	2022	2021
	(in millions)
Fair value of plan assets at the beginning of year	$14,672	$14,288	$1,572	$1,544	$23	$49
Actual return on plan assets	(1,803)	1,053	(275)	170	(3)	—
Foreign currency exchange rate changes	—	—	—	—	—	—
Reporting entity contribution	92	109	9	7	40	51
Plan participants’ contributions	—	—	27	23	11	13
Benefits paid	(787)	(778)	(184)	(172)	(51)	(90)
Business combinations, divestitures, settlements	—	—	—	—	—	—
Fair value of plan assets at the end of year	$12,174	$14,672	$1,149	$1,572	$20	$23

(3)    Funded status:

	Pension Benefits		Postretirement Benefits
	2022	2021	2022	2021
	(in millions)
Components
Prepaid benefit costs	$5,903	$5,707	$—	$—
Overfunded plan assets	(2,358)	(2,568)	—	—
Accrued benefit cost	(1,253)	(1,219)	96	55
Liability for benefits	174	(160)	(252)	(218)

Assets and liabilities recognized
Assets (nonadmitted)	3,545	3,139	—	—
Liabilities recognized	(1,079)	(1,379)	(156)	(163)
Unrecognized liabilities	—	—	—	—

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2022, 2021 AND 2020

(4)    Net periodic benefit cost included in “Other expenses (benefits)” in the Company’s Statements of Operations and Changes in Capital and Surplus for the period ended December 31 includes the following components:
Components of net periodic benefit cost:

	Pension Benefits			Postretirement Benefits			Special or Contractual Benefits Per SSAP No. 11
	2022	2021	2020	2022	2021	2020	2022	2021	2020
	(in millions)

Service cost	$213	$253	$233	$9	$24	$21	$44	$43	$56
Interest cost	412	339	407	55	46	62	1	1	1
Expected return on plan assets	(871)	(804)	(775)	(100)	(100)	(98)	3	—	(3)
Transition asset or obligation	—	—	—	—	—	—	—	—	—
Gains and losses	160	301	341	8	19	20	(12)	1	(5)
Prior service cost or credit	5	6	6	(7)	16	11	—	—	—
Gain or loss recognized due to a settlement or curtailment	11	1	7	(2)	—	—	—	—	—
Total net periodic benefit cost	$(70)	$96	$219	$(37)	$5	$16	$36	$45	$49

(5)    Amounts in unassigned surplus recognized as components of net periodic benefit cost:

	Pension Benefits		Postretirement Benefits
	2022	2021	2022	2021
	(in millions)
Items not yet recognized as a component of net periodic benefit cost - prior year	$3,235	$4,091	$196	$482
Net transition asset or obligation recognized	—	—	—	—
Net prior service cost or credit arising during period	(7)	—	5	—
Net prior service cost or credit recognized	(5)	(6)	8	(16)
Net gain and loss arising during period	(371)	(548)	31	(251)
Net gain and loss recognized	(161)	(302)	(8)	(19)
Items not yet recognized as a component of net periodic benefit cost - current year	$2,691	$3,235	$232	$196

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2022, 2021 AND 2020

(6)    Amounts in unassigned surplus that have not yet been recognized as components of net periodic benefit cost:

	Pension Benefits		Postretirement Benefits
	2022	2021	2022	2021
	(in millions)
Net transition asset or obligation	$—	$—	$—	$—
Net prior service cost or credit	60	73	(40)	(53)
Net recognized gains and losses	2,631	3,162	272	250

(7)    On a weighted-average basis, the following assumptions are used in accounting for the pension plans:

	2022	2021	2020
Weighted-average assumptions used to determine net periodic
benefit cost as of December 31, 2022, 2021 and 2020:
Discount rate	2.85%	2.55%	3.30%
Expected long-term rate of return on plan assets	6.00%	5.75%	6.00%
Rate of compensation increase	4.50%	4.50%	4.50%
Interest crediting rate	4.25%	4.25%	4.30%

Weighted-average assumptions used to determine projected benefit obligations as of December 31, 2022, 2021 and 2020:
Discount rate	5.45%	2.85%	2.55%
Rate of compensation increase	4.50%	4.50%	4.50%
Interest crediting rate	4.25%	4.25%	4.25%

On a weighted-average basis, the following assumptions are used in accounting for the postretirement plans:

The weighted-average assumptions used to determine net periodic benefit cost as of December 31, 2022, 2021 and 2020 are discount rates of 2.75%, 2.40% and 3.25%, respectively, and expected long-term rate of return on plan assets of 7.00%, 6.75% and 6.75%, respectively.

The weighted-average assumptions used to determine accumulated postretirement benefit obligation as of December 31, 2022, 2021 and 2020 are discount rates of 5.55%, 2.75% and 2.40%, respectively.

(8)    The amount of the accumulated benefit obligation for defined benefit pension plans as of December 31, 2022 and 2021, was $9,285 million and $12,111 million, respectively.
(9)    For postretirement benefits other than pensions, the assumed health care cost trend rate(s) used to measure the expected cost of benefits covered by the plan are:

	2022	2021	2020
Health care cost trend rates	6.00%	6.25%	6.25%
Ultimate health care cost trend rate after gradual decrease until 2030	4.75%	4.50%	4.50%

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2022, 2021 AND 2020

(10)    The expected future benefit payments for the Company’s domestic pension and postretirement plans for the years indicated are as follows:

Years	Amount

(in millions)
2023	$854
2024	868
2025	894
2026	920
2027	931
2028-2032	4,583

(11)    The Company anticipates that it will make cash contributions in 2023 of $85 million, $10 million and $40 million to the pension, postretirement and the postemployment plans, respectively.
(12)    There were no purchases of annuity contracts in 2022 and 2021.
(13)    The Company does not use an alternative method to amortize prior service amounts or net gains and losses.
(14)    The Company does not have any substantive commitment, such as past practice or a history of regular benefit increases, used as the basis for accounting for the benefit obligation.
(15)    For 2022, certain employees were provided special termination benefits under non-qualified plans in the form of unreduced early retirement benefits as a result of their involuntary termination while others were provided enhanced benefits due to the sale of the Full Service Retirement business. For 2021 and 2020, certain employees were provided special termination benefits under non-qualified plans in the form of unreduced early retirement benefits as a result of their involuntary termination or participation in the Voluntary Separation Program that was offered to eligible U.S.-based employees in 2019. The cost associated with these benefits for 2022, 2021 and 2020 was $7 million, $1 million and $7 million, respectively.
(16)    There were no pension plan amendments in 2022 and 2021.
There were postretirement plan amendments of $0 million and $121 million in 2022 and 2021, respectively.
(17)    Refer to Funded Status disclosure in Note 12A(3).
12B.    The plan fiduciaries for the Company’s pension and postretirement plans have developed guidelines for asset allocations reflecting a percentage of total assets by asset class, which are reviewed on an annual basis. Asset allocation targets as of December 31, 2022 are as follows:

	Pension Investment		Postretirement Investment
	Policy Guidelines		Policy Guidelines
	2022		2022
	Minimum	Maximum	Minimum	Maximum
Asset category
U.S. Stocks	3%	7%	36%	78%
International Stocks	3%	9%	2%	25%
Bonds	44%	60%	9%	44%
Short-Term Investments	0%	14%	0%	24%
Real Estate	3%	19%	0%	0%
Other	5%	37%	0%	0%

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2022, 2021 AND 2020

The investment goal of the domestic pension plan assets is to generate an above benchmark return on a diversified portfolio of stocks, bonds and other investments. The cash requirements of the pension obligation, which include a traditional formula principally representing payments to annuitants and a cash balance formula that allows lump sum payments and annuity payments, are designed to be met by the bonds and short-term investments in the portfolio.

The investment goal of the domestic postretirement plan assets is to generate an above benchmark return on a diversified portfolio of stocks, bonds, and other investments, while meeting the cash requirements for the postretirement obligation that includes a medical benefit including prescription drugs, a dental benefit, and a life benefit.

To implement the investment strategy, plan assets are invested in funds that primarily invest in securities that correspond to one of the asset categories under the investment guidelines. However, at any point in time, some of the assets in a fund may be of a different nature than the specified asset category.

Assets held with the Company are in either pooled separate accounts or single client separate accounts. Assets held with a bank are either in common/collective trusts or single client trusts. Pooled separate accounts and common/collective trusts hold assets for multiple investors. Each investor owns a “unit of account.” The asset allocation targets above include the underlying asset mix in the Pooled Separate Accounts and Common/Collective Trusts. Single client separate accounts or trusts hold assets for only one investor, the domestic qualified pension plan, and each security in the fund is treated as individually owned.

There were no investments in Prudential Financial Common Stock as of December 31, 2022 and 2021 for either the pension or postretirement plans.

The authoritative guidance around fair value established a framework for measuring fair value. Fair value is disclosed using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value, as described in Note 20.

The following describes the valuation methodologies used for pension and postretirement plans assets measured at fair value.

Insurance Company Pooled Separate Accounts and Common or Collective Trusts – Insurance company pooled separate accounts are invested via group annuity contracts issued by the Company. Assets are represented by a “unit of account.” The redemption value of those units is based on a per unit value whose value is the result of the accumulated values of underlying investments. The unit of account value is used as a practical expedient to estimate fair value.

Equities - See Note 20, Fair value of assets and liabilities, for a discussion of the valuation methodologies for equity securities.

U.S. Government Securities (both Federal and State & Other), Non–U.S. Government Securities, and Corporate Debt - See Note 20, Fair value of assets and liabilities, for a discussion of the valuation methodologies for fixed maturity securities.

Interest Rate Swaps - See Note 20, Fair value of assets and liabilities, for a discussion of the valuation methodologies for derivative instruments.

Registered Investment Companies (Mutual Funds) - Securities are priced at the net asset values (“NAV”), which is the closing price published by the registered investment company on the reporting date.

Short-term Investments - Securities are valued initially at cost and thereafter adjusted for amortization of any discount or premium (i.e., amortized cost). Amortized cost approximates fair value.

Partnerships - The value of interests owned in partnerships is based on valuations of the underlying investments that include private placements, structured debt, real estate, equities, fixed maturities, commodities and other investments.

Hedge Funds - The value of interests in hedge funds is based on the underlying investments that include equities, debt and other investments.

Variable Life Insurance Policies - These assets are held in group and individual variable life insurance policies issued by the Company. Group policies are invested in Insurance Company Pooled Separate Accounts. Individual policies are invested in Registered Investment Companies (Mutual Funds). The value of interest in these policies is the cash surrender value of the policies based on the underlying investments. The variable life insurance policies are valued at contract value which approximates fair value.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2022, 2021 AND 2020

12C.
(1)    Fair Value Measurements of Pension Plan Assets as of December 31, 2022:

	Level 1	Level 2	Level 3	Total
	(in millions)
Bonds:
U.S. government securities (federal):
Mortgage-backed	$—	$—	$—	$—
Other U.S. government securities	—	406	—	406
U.S. government securities (state & other)	—	375	—	375
Non U.S. government securities	—	13	—	13
Corporate Debt:
Corporate bonds	—	2,481	—	2,481
Asset-backed	—	46	—	46
Collateralized mortgage obligations	—	473	—	473
Collateralized loan obligation	—	650	—	650
Interest rate swaps (1)	—	11	—	11
Registered investment companies	65	—	—	65
Other (2)	17	—	65	82
Subtotal-Bonds	82	4,455	65	4,602
Real Estate:
Partnerships	—	—	1,004	1,004
Other:
Partnerships	—	—	1,713	1,713
Hedge funds	—	—	1,455	1,455
Subtotal-Other	—	—	3,168	3,168
Net assets in the fair value hierarchy	$82	$4,455	$4,237	$8,774

Investments Measured at Net Asset Value, as a practical expedient (3)
Pooled separate accounts				2,321
Common/collective trusts				1,079
Net assets at fair value				$12,174

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2022, 2021 AND 2020

Fair Value Measurements of Pension Plan Assets as of December 31, 2021:

	Level 1	Level 2	Level 3	Total
	(in millions)
Bonds:
U.S. government securities (federal):
Mortgage-backed	$—	$—	$—	$—
Other U.S. government securities	—	1,081	—	1,081
U.S. government securities (state & other)	—	518	—	518
Non U.S. government securities	—	21	—	21
Corporate Debt:
Corporate bonds	—	3,586	—	3,586
Asset-backed	—	23	—	23
Collateralized mortgage obligations	—	570	—	570
Collateralized loan obligation	—	502	—	502
Interest rate swaps (1)	—	(1)	—	(1)
Registered investment companies	85	—	—	85
Other (2)	11	4	42	57
Subtotal-Bonds	96	6,304	42	6,442
Real Estate:
Partnerships	—	—	998	998
Other:
Partnerships	—	—	1,800	1,800
Hedge funds	—	—	1,304	1,304
Subtotal-Other	—	—	3,104	3,104
Net assets in the fair value hierarchy	$96	$6,304	$4,144	$10,544

Investments Measured at Net Asset Value, as a practical expedient (3)
Pooled separate accounts				2,521
Common/collective trusts				1,607
Net assets at fair value				$14,672

1.Interest rate swaps notional amount is $1,373 million and $433 million for the years ended December 31, 2022 and 2021, respectively.
2.This category primarily consists of cash and cash equivalents, short term investments, payables and receivables and open future contract positions (including fixed income collateral).
3.The Pension plan excludes from the fair value hierarchy investments that are measured at NAV per share (or its equivalent) as a practical expedient to estimate fair value.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2022, 2021 AND 2020

(2)    Fair Value Measurements of Postretirement Plan Assets as of December 31, 2022:

	Level 1	Level 2	Level 3	Total
	(in millions)
Short Term Investments:
Registered investment companies	50	—	—	50
Net assets in the fair value hierarchy	$50	$—	$—	$50

Investments Measured at Net Asset Value, as a practical expedient (2)
Common trusts				189
Net assets at fair value				239
Variable life insurance policies at contract value				910
Total net assets				$1,149

Fair Value Measurements of Postretirement Plan Assets as of December 31, 2021:

	Level 1	Level 2	Level 3	Total
	(in millions)
Short Term Investments:
Registered investment companies	114	—	—	114
Net assets in the fair value hierarchy	$114	$—	$—	$114

Investments Measured at Net Asset Value, as a practical expedient (2)
Common trusts				294
Net assets at fair value				408
Variable life insurance policies at contract value				1,163
Total net assets				$1,571

1.This category primarily consists of cash and cash equivalents, short term investments, payables and receivables and open future contract positions (including fixed income collateral).
2.The Postretirement plan excludes from the fair value hierarchy investments that are measured at NAV per share (or its equivalent) as a practical expedient to estimate fair value.

12D.    The domestic discount rate used to value the pension and postretirement obligations at December 31, 2022 and 2021 is based upon the value of a portfolio of Aa investments whose cash flows would be available to pay the benefit obligation’s cash flows when due. The portfolio is selected from a compilation of approximately 420 Aa-rated bonds across the full range of maturities. Since yields can vary widely at each maturity point, the Company generally avoids using the highest and lowest yielding bonds at the maturity points, so as to avoid relying on bonds that might be mispriced or misrated. This refinement process generally results in having a distribution from the 10th to 90th percentile. The Aa portfolio is then selected and, accordingly, its value is a measure of the benefit obligation at December 31, 2022 and 2021. A single equivalent discount rate is calculated to equate the value of the Aa portfolio to the cash flows for the benefit obligation. The result is rounded to the nearest 5 basis points and the benefit obligation is recalculated using the rounded discount rate.
The pension and postretirement expected long-term rates of return on plan assets for 2022 were determined based upon an approach that considered the allocation of plan assets as of December 31, 2021. Expected returns are estimated by asset class as noted in the discussion of investment policies and strategies below. Expected returns on asset classes are developed using a building-block approach that is forward looking and are not strictly based upon historical returns. The building blocks for equity returns include inflation, real return, a term premium, an equity risk premium, capital appreciation, expenses, the effect of active management and the effect of rebalancing.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2022, 2021 AND 2020

The building blocks for fixed maturity returns include inflation, real return, a term premium, credit spread, capital appreciation, effect of active management, expenses and the effect of rebalancing.
The Company applied the same approach to the determination of the expected rate of return on plan assets in 2023. The expected rate of return for 2023 is 7.50% and 7.75% for pension and postretirement, respectively.

12E.    The Company sponsors voluntary savings plans for employees (401(k) plans). The plans provide for salary reduction contributions by employees and matching contributions/(benefits) by the Company of up to 4% of annual salary for 2022, 2021 and 2020. The matching contributions by the Company included in “Other expenses (benefits)” are $77 million, $80 million and $82 million for 2022, 2021 and 2020, respectively.

12F.    The Company does not participate in multiemployer pension or postretirement benefit plans.

12G.    The Company does not participate in pension or postretirement benefit plans sponsored by an affiliated consolidated/ holding company.

12H.     Postretirement benefits are accounted for in accordance with prescribed NAIC policy.

12I.    The Impact of Medicare Modernization Act on Postretirement Benefits is not applicable.
Disclosure of Gross Other Postretirement Benefit Payments:

Years	Other Postretirement Benefits
(in millions)
2023	148
2024	149
2025	149
2026	143
2027	135
2028-2032	544
Total	$1,268

12J.    Share Based Payments
Employees participate in share based payment awards sponsored by Prudential Financial for which the Company has no legal obligation. Prudential Financial issued stock-based compensation awards to employees of the Company, including stock options, restricted stock units, restricted stock awards, performance shares and performance units, under a plan authorized by Prudential Financial’s Board of Directors.

Prudential Financial recognizes the cost resulting from all share-based payments in the financial statements in accordance with the authoritative guidance on accounting for stock based compensation and applies the fair value based measurement method in accounting for share-based payment transactions with employees except for equity instruments held by employee share ownership plans.

The results of operations of the Company for the years ended December 31, 2022, 2021 and 2020, include allocated costs of $0 million, $0 million and $3 million, respectively, associated with employee stock options and $90 million, $101 million and $91 million, respectively, associated with employee restricted stock units, performance shares and performance units issued by Prudential Financial to certain employees of the Company.

13.    CAPITAL AND SURPLUS, SHAREHOLDERS' DIVIDENDS RESTRICTIONS AND QUASI-REORGANIZATIONS
(A)    The Company has 500,000 shares authorized, issued, and outstanding with a total par value of $2.5 million at December 31, 2022. All outstanding shares of the Company’s common stock are held by Prudential Financial, Inc.
(B)    New Jersey insurance law provides that dividends or distributions may be declared or paid by the Company without prior regulatory approval only from unassigned surplus, as determined pursuant to statutory accounting principles, less unrealized capital gains and certain other adjustments. In addition, the Company must obtain approval from the New Jersey insurance regulator prior to paying a dividend if the dividend, together with other dividends or distributions made within the preceding twelve months, will exceed greater than 10% of the Company’s surplus or net gain from operations as of the preceding

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2022, 2021 AND 2020

December 31. As of December 31, 2022, the Company’s statutory surplus was $14,049 million. For the year ended, December 31, 2022, the Company’s net gain from operations was $1,030 million.
In December 2022, the Company received a capital contribution of $430 million from its parent, PFI, including the transfer of Prudential Annuities, Inc. ("PAI") in the form of common stock. PAI was subsequently liquidated, at which time the Company assumed $183 million in underlying admitted assets. Deferred tax assets of $242 million and common stock of $5 million was non-admitted to comply with Statutory requirements.
In September 2022, the Company received a capital contribution of $1 billion from its parent, PFI.
In June 2022, the Company recorded a reduction to paid in capital of $500 million for the elimination of a K-note. The Company, in turn, reduced its holdings in PRIAC through common stock.
In June 2022, the Company received a capital contribution of $19 million from its parent, PFI.
In April 2022, the Company paid a dividend of $2.4 billion to its parent, PFI, of which $1.7 billion was an extraordinary dividend and $0.7 million was an ordinary dividend. The dividend was recorded as dividend to stockholders. The extraordinary dividend was approved by the State of New Jersey.
In March 2022, the Company received a $17 million capital contribution from its parent, PFI, in the form of state tax credits. The Company, in turn, contributed $7 million of state tax credits to its insurance subsidiary, Pruco Life.
In February 2022, the Company contributed its $140 million investment in a former subsidiary, Lotus Re, to its parent, PFI. This transaction was recorded as a dividend to stockholders.
In December 2021, the Company received a $451 million capital contribution from its parent, PFI, in the form of cash and invested assets. The Company, in turn, contributed $451 million of cash and invested assets to its insurance subsidiary, Pruco Life.

In December 2021, the Company paid an ordinary dividend of $1.1 billion to its parent, PFI. The dividend was recorded as dividend to stockholders.

In June 2021, the Company received a $3.8 billion capital contribution from its parent, PFI, in the form of cash and invested assets. The Company, in turn, contributed $3.8 billion of cash and invested assets to its insurance subsidiary, Pruco Life.

In March 2021, the Company received a $15 million capital contribution from its parent, PFI, in the form of state tax credits. The Company, in turn, contributed $6 million of state tax credits to its insurance subsidiary, Pruco Life.

In December 2020, the Company paid an ordinary dividend of $500 million to its parent, PFI. The dividend was recorded as dividend to stockholders.

(C)    The portion of profits on participating policies and contracts is limited pursuant to N.J.S.A. 17B:18-46. The limitations would not restrict the Company’s ability to pay a dividend.
(D)    Unassigned funds are held for the corporate purposes of the Company. In addition, the Company maintains special surplus funds as part of its surplus to meet special requirements of various states.
(E)    In accordance with the requirements of the various states, a special surplus fund has been established for contingency reserves of $197 million and $196 million as of December 31, 2022 and 2021, respectively.
(F)    The portion of unassigned funds (surplus) represented by cumulative unrealized gains and losses was $31 million and $3,931 million as of December 31, 2022 and 2021, respectively. The portion of unassigned funds (surplus) reduced by nonadmitted assets were $6,815 million and $4,049 million as of December 31, 2022 and 2021, respectively.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2022, 2021 AND 2020

(G)    The following table provides information relating to the outstanding surplus notes as of December 31, 2022:

Item Number	Date Issued	Interest Rate	Original Issue Amount of Note	Is Surplus Note Holder a Related Party (Y/N)	Carrying Value of Note Prior Year	Carrying Value of Note Current Year	Unapproved Interest And/Or Principal
($ in millions)
1	7/1/1995	8.30%	$350	N	$347	$348	$15
Totals			$350		$347	$348	$15

Item Number	Current Year Interest Expense Recognized	Life to Date Interest Expense Recognized	Current Year Interest Offset Percentage (not including amounts paid to a 3rd party liquidity provider)	Current Year Principal Paid	Life to Date Principal Paid	Date of Maturity
($ in millions)
1	$29	$787	—%	$—	$—	7/1/2025
Totals	$29	$787		$—	$—

Item Number	Are Surplus payments contractually linked? (Y/N)	Surplus Note payments subject to administrative offsetting provisions? (Y/N)	Were Surplus Note proceeds used to purchase an asset directly from the holder of the surplus note? (Y/N)	Is Asset Issuer a Related Party (Y/N)	Type of Assets Received Upon Issuance
1	N	N	N	N	Cash

Item Number	Principal Amount of assets received upon issuance	Book/Adjusted Carry Value of Assets	Is Liquidity Source a Related Party to the Surplus Note Issuer (Y/N)
($ in millions)
1	$338	$338	N
Totals	$338	$338

The surplus notes in the aggregate principal amount of $350 million listed in the table above were distributed pursuant to Rule 144A under the Securities Act of 1933, underwritten by Goldman, Sachs & Co., CS First Boston, Merrill Lynch & Co., J.P. Morgan Securities Inc., and Prudential Securities Incorporated, an affiliate, pursuant to SSAP 25, and are administered by the Company as a registrar/paying agent. Under the agreement with external counterparties, the Company received cash proceeds from qualified institutional investors in exchange for the surplus note.
The surplus notes are subordinate in right of payment to policy claims, prior claims, and senior indebtedness. The surplus notes have the following restrictions on payment.
Each payment of principal and interest on the surplus notes may be made only with the prior written approval of the Commissioner, for which approval will only be granted if, in the judgment of the Commissioner, the then current and projected financial condition of the Company warrants such payment. In addition, pursuant to applicable New Jersey law, any payment of principal or interest on the surplus notes may be only out of surplus, earnings, or profits of the Company.
If these conditions to payment are not met, the applicable scheduled maturity date or scheduled interest payment date will be extended until such time, if any, at which conditions are met. Interest will continue to accrue on any unpaid principal amount of the surplus notes during the period of any such extension. Interest will not accrue on interest.
Effective January 1, 2015, the Company entered into a reinsurance agreement with Prudential Legacy Insurance Company (“PLIC”, “Reinsurer”), in which the Company reinsured substantially all of the outstanding liabilities of the Closed Block into

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2022, 2021 AND 2020

a newly established statutory guaranteed separate account. The following information describes the financing arrangement between the Reinsurer and the external counterparties.

The Reinsurer issued a surplus note in the aggregate principal amount of $100 million on November 20, 2019 pursuant to, and is made subject to the terms of, the Amended and Restated Surplus Note Purchase Agreement, dated August 1, 2019, by and between the Reinsurer, the issuer, and Essex LLC, an affiliate. In March 2020, the Reinsurer executed an increase of outstanding notes by $800 million resulting in cumulative outstanding notes of $900 million. Under the agreement with external counterparties, the Reinsurer received credit-linked notes issued by Essex LLC in exchange for the surplus note. On December 30, 2020, the Reinsurer executed a principal redemption in the amount of $500 million and subsequently executed another principal redemption in the amount of $300 million on March 30, 2021. Under the agreement with external counterparties the Company, the issuer, redeemed credit-linked notes issued by Essex LLC, an affiliate. In December 2022, the Reinsurer executed an increase of outstanding notes by $200 million. Under the agreement with external counterparties, the Reinsurer received a $200 million increase in credit-linked notes issued by Essex LLC in exchange for the increase in surplus notes. As of December 31, 2022, $300 million of these notes remain outstanding. The Reinsurer can redeem the principal amount of the outstanding credit-linked notes for cash upon the occurrence of, and in an amount necessary to remedy, a specified liquidity stress event. Upon such event, the surplus note issuer would monetize the amount of credit-linked notes equal to the amount needed to cure the triggering event which would be provided by external counterparties. At this point, the outstanding principal on the asset would be less than the outstanding principal on the surplus note outstanding. Under the agreements, the external counterparties have agreed to fund any such payments under the credit-linked notes in return for the receipt of fees.

Under these transactions, because valid rights of set-off exist, interest payments on the surplus notes and on the credit-linked notes are settled on a net basis. As of December 31, 2022, 100% of interest payments are offset solely due to administrative offsetting. Administrative offsetting occurs throughout the duration of the surplus note agreement which eliminates or reduces the exchange of cash or assets that would normally occur. As of December 31, 2022, $37 million of interest payments have been remitted.

Assets purchased from the proceeds of the surplus notes were credit-linked notes with an NAIC designation of 1. The book adjusted carrying value of these assets are $300 million as of December 31, 2022. The fair value of the credit-linked notes received is the greater of a liquidity event price, optional prepayment price, or sale price. Given that there is a disposition option under which the credits linked notes provide liquidity for their full par price, the carrying value is deemed to approximate the fair value.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2022, 2021 AND 2020

14.    CONTINGENCIES
14A.     Contingent Commitments

In accordance with SSAP No. 5R, “Liabilities, Contingencies and Impairments of Assets” (“SSAP No. 5R”), the following provides detailed information regarding each of the Company’s guarantee agreements, including the nature of the guarantee, the ultimate impact to the financial statements, the current status of the payment or performance risk, the maximum potential of future payments that could be required, the current carrying value of the liability, and the nature of any recourse provisions. In addition, the table following the descriptions summarizes key information about each guarantee.
1)On March 18, 1982, the Company has entered into a support agreement with Prudential Funding, LLC (“Pru Funding”), a wholly owned, non-insurance subsidiary, pursuant to which the Company has agreed to cause Pru Funding to maintain, at all times, tangible net worth (including subordinated debt) of at least $1. As of December 31, 2022 and 2021, the tangible net worth of Pru Funding was $40 million and $35 million, respectively. There are no recourse provisions that enable recovery from a third party, nor are there any assets held as collateral that can be liquidated to cover amounts paid under the support agreement.

2)On September 14, 2010, the Company entered into a yield maintenance agreement, pursuant to which the Company agreed to provide an unaffiliated third party (a “purchaser”) with a minimum rate of return on a portfolio of real estate investments acquired by the purchaser from Washington Street. The Company’s maximum potential exposure under this agreement was estimated to be $1 million as of December 31, 2022. There are no recourse provisions that enable recovery from a third party, nor are there any assets held as collateral that can be liquidated to cover amounts paid under the agreement.

3)On December 13, 2005, the Company has entered into a support agreement with Pruco Securities, LLC (“Pruco Securities”), a wholly owned, non-insurance subsidiary, pursuant to which the Company agrees to cause Pruco Securities to maintain, at all times, (A) a minimum net capital equal to the greater of $250 thousand or six and two-thirds percent of aggregate indebtedness and (B) a ratio of aggregate indebtedness to net capital of less than or equal to 15:1; provided that the Company’s obligations under the support agreement are limited to an aggregate amount of $10 million. As of December 31, 2022 and 2021, the net capital of Pruco Securities was $147 million and $126 million, respectively. On March 20, 2015, the Company paid the maximum amount payable under the guarantee agreement of $10 million to Pruco Securities to maintain the subsidiary’s debt to capital ratio. There are no recourse provisions that enable recovery from a third party, nor are there any assets held as collateral that can be liquidated to cover amounts paid under the support agreement.

4)Prudential Assigned Settlement Services Corporation (“PASS Corp”), a wholly owned, non-insurance subsidiary of the Company, participates in the structured settlement annuity market by assuming third party payment obligations to injured parties (“claimants”) pursuant to assignment agreements. The Company guarantees the payment obligations of PASS Corp owing to claimants under these assignment agreements. PASS Corp purchases annuity contracts from the Company and uses such annuity contracts to fund its payment obligations under the assignment agreements. The Company has recognized all obligations related to PASS Corp’s assignment agreements in its own reserves. There are no current remaining policyholder obligations held by PASS Corp related to assignment agreements. There are no recourse provisions that enable recovery from a third party, nor are there any assets held as collateral that can be liquidated to cover amounts paid under the guarantees.

5)Prudential Structured Settlement Company (“PSSC”), a wholly owned, non-insurance subsidiary of the Company, participates in the structured settlement annuity market by assuming third party payment obligations to claimants pursuant to assignment agreements or by assuming obligations under previously executed assignment agreements. The Company guarantees the payment obligations of PSSC owing to claimants under these assignment agreements. PSSC purchases annuity contracts from the Company and uses such annuity contracts to fund its payment obligations under the assignment agreements. The Company has recognized all obligations related to PSSC’s assignment agreements in its own reserves. There are no current remaining obligations held by PSSC related to assignment agreements. There are no recourse provisions that enable recovery from a third party, nor are there any assets held as collateral that can be liquidated to cover amounts paid under the guarantees.

6)E. 22nd Street SSGA Venture LLC is a directly owned real estate investment of the Company. The Company has issued a guarantee in relation to the acquisition of this real estate investment. The guarantee is issued to the senior mortgage lender, PALAC. The guarantee relates to events such as fraud or malicious conduct, and indemnification for any environmental claims/losses. The Company’s maximum potential exposure under this guarantee is $225 million. The term of the guarantee coincides with the term of the mortgage, which has a debt maturity of June 5, 2025.

7)The Company is the sole member of GA JHCII, LLC. GA JHCII, LLC has issued a guarantee in relation to John Hancock Center, a real estate investment directly owned by GA JHCII, LLC. The guarantee is issued to the senior mortgage lenders, JP Morgan Chase. The guarantee relates to events such as fraud or malicious misconduct, and indemnification for any environmental claims/

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2022, 2021 AND 2020

losses. The term of the guarantee coincides with the term of the mortgage, which has a debt maturity of June 22, 2022. The maximum exposure is $1 billion as of December 31, 2022.

8)Metro Retail is a directly owned real estate investment of the Company. The Company has issued a guarantee in relation to the acquisition of this real estate investment. The guarantee is issued to the senior mortgage lender, Citizens, N. A. The guarantee relates to events such as fraud or malicious misconduct, and indemnification for any environmental claims/losses. The term of the guarantee coincides with the term of the mortgage, which has a debt maturity of March 20, 2024. The property was sold and the loan was paid in full on September 23, 2022. The environmental indemnity remains in effect until September 23, 2023.

9)Thurloe Commercial Guernsey Limited is a real estate investment of the Company. The Company has issued a guarantee in relation to the acquisition of this real estate investment. The guarantee is issued to the senior mortgage lender, Aareal Bank AG. The guarantee relates to events such as fraud or malicious conduct, and indemnification for any environmental claims/losses. The term of the guarantee coincides with the term of the mortgage, which has a debt maturity of March 24, 2023.

10)The Company is the sole member of GA 1600 Commons LLC. GA 1600 Commons LLC has issued a guarantee in relation to the acquisition of 1600 Commons, a real estate investment directly owned by GA 1600 Commons LLC. The guarantee is issued to the senior mortgage lender, New York Life Insurance Company. The guarantee relates to events such as fraud or malicious conduct, and indemnification for any environmental claims/losses. The term of the guarantee coincides with the terms of the mortgage, which has a debt maturity of July 10, 2027.

11)PLIC, a wholly owned subsidiary of the Company, enters into securities repurchase transactions pursuant to which PLIC transfers securities to third parties and receives cash as collateral, which it invests. The Company guarantees the obligations of PLIC to certain of PLIC’s counterparties under these transactions in the event of PLIC’s non-performance. The amount of the guarantee is equal to the notional amount of guaranteed transaction, which was $2.5 billion as of December 31, 2022, and there is not a contractual limit on PLIC’s repurchase agreement transactions. The guarantee will remain in effect as long as PLIC has outstanding guaranteed obligations.

12)The Company has entered into a joint venture agreement relating to Gibraltar BSN Holdings SDN BHD (the “BSN JV”) with its joint venture partner setting out their respective rights and obligations with respect to the BSN JV. Pursuant to the joint venture agreement, the Company and its joint venture partner have agreed to contribute additional capital to the BSN JV, based on their respective ownership percentages in the BSN JV, if determined by the BSN JV’s Board of Directors to be necessary to (i) fund payments under the agreement pursuant to which the BSN JV acquired an insurance operating subsidiary, (ii) comply with applicable law concerning minimum capital, solvency or similar requirements, or (iii) execute the business plan or capital plan of the BSN JV or for any other reasonable business purpose, provided that until approximately year end 2023 such contributions under this clause (iii) are limited to each party’s pro-rata share of 188.4 million Malaysian Ringgit. There are no recourse provisions that enable recovery from a third party, nor are there any assets held as collateral that can be liquidated to cover amounts paid under such provisions of the joint venture agreement. The Company does not expect to make any payments on this guarantee and is not carrying any liabilities associated with the guarantee.

13)The Company has entered into a joint venture agreement relating to Pramerica Fosun Life Insurance Co., Ltd. (the “Fosun JV”) with its joint venture partner setting out their respective rights and obligations with respect to the Fosun JV. Pursuant to the joint venture agreement, the Company and its joint venture partner have agreed to contribute additional capital to the Fosun JV, based on their respective ownership percentages in the Fosun JV, if (i) the Fosun JV’s solvency margin ratio falls below the minimum ratio required by applicable law or regulation (or additional capital is otherwise required to comply with applicable laws or regulatory requirements) or a higher ratio agreed upon by the parties or (ii) an increase in the Fosun JV’s capital is unanimously agreed upon by the Board of Directors of the Fosun JV. There are no recourse provisions that enable recovery from a third party, nor are there any assets held as collateral that can be liquidated to cover amounts paid under such provisions of the joint venture agreement. The Company does not expect to make any payments on this guarantee and is not carrying any liabilities associated with the guarantee.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2022, 2021 AND 2020

#	Guarantees and key attributes	Current CV of liability obligations under guarantee (including amount recognized at inception)	Financial statement line impacted if action under guarantee required	Max amount of future potential guarantee payments (undiscounted)	Current status of payment or performance risk of guarantee
($ in millions)
1	Guarantee that the net worth of Pru Funding is not less than $1.00	(a)	Other Invested Assets, Page 3	(b)	No payments required since inception.
2	Guarantee payments by Washington Street to purchaser based on a minimum rate of return on a portfolio related to real estate	(a)	Other Invested Assets, Page 3	$1	No payments required since inception.
3	Guarantee the minimum net capital and a ratio of aggregate indebtedness to net capital of Pruco Securities	(a)	Other Invested Assets, Page 3	$—	The maximum amount payable under the guarantee agreement was paid to Pruco Securities during 2015 for $10 million.
4	Guarantee obligations to PASS Corp’s claimants	(a)	Other Expenses (Benefits), Page 4	(c)	No payments required since inception.
5	Guarantee obligations to PSSC’s claimants	(a)	Other Expenses (Benefits), Page 4	(c)	No payments required since inception.
6	Guarantee related to E. 22nd Street SSGA Venture LLC	$—	Other Invested Assets, Page 3	$225	No payments required since inception.
7	Guarantee related to acquisition of John Hancock real estate investment	(a)	Real Estate, Page 3	$1,000	No payments required since inception.
8	Guarantee related to Metro Retail Investment	$—	Real Estate, Page 3	(b)	No payments required since inception.
9	Guarantee related to Thurloe Commercial Guernsey Limited	$—	Common Stock, Page 3	(b)	No payments required since inception.
10	Guarantee related to 1600 Commons LLC	$—	Real Estate, Page 3	(b)	No payments required since inception.
11	Guarantee related to Prudential Legacy Insurance Company	(a)	Common Stock, Page 3	$2,495	No payments required since inception.
12	Guarantee related to Gibraltar BSN Holdings SDN BHD	$—	Other Invested Assets, Page 3	(b)	No payments required since inception.
13	Guarantee related to Pramerica Fosun Life Insurance Co., Ltd	$—	Other Invested Assets, Page 3	(b)	No payments required since inception.

(a) Liability recognition not required for guarantees made on behalf of wholly owned insurance or non-insurance subsidiaries.
(b) No limitation on the maximum potential future payments under guarantee.
(c) No current remaining obligations are held by the supported entity related to assignment agreements.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2022, 2021 AND 2020

	2022	2021
	(in millions)
Aggregate maximum potential future payments of all guarantees (undiscounted) that the Company could be required to make as of December 31:	$3,721	$4,474
Current liability recognized in financial statements as of December 31:
Noncontingent liabilities	—	—
Contingent liabilities	—	—
Financial statement impact as of December 31, if action under Guarantee is required:
Investments in Affiliated Other Invested Assets and Common Stock	3,721	4,474
Dividends to stockholders (capital contribution)	—	—
Expense	—	—
Other		—
Total	$3,721	$4,474

14B.     Assessments
In 1991, the Company established a liability for guaranty fund assessments as a result of the Executive Life Insurance Company (“ELIC”), insolvency. In 2007, the Company also established a guaranty fund assessment liability related to Executive Life Insurance Company of New York (“ELNY”). In 2010, the Company established a guaranty fund assessment liability related to Penn Treaty Network America Insurance Company (“Penn Treaty”). In 2011, the Company established a guaranty fund assessment liability related to Lincoln Memorial Life Insurance Company. The assessments are expected to be paid out over a number of years. As of both December 31, 2022 and 2021, the total amount of the liability related to guaranty fund assessments was $26 million. As of December 31, 2022 and 2021, the Company also held a related asset of $33 million and $35 million, respectively, for premium tax credits associated with the guaranty fund assessments. Premium tax credits are generally expected to be realized over a similar time period as the assessment liability but will vary by state, which can affect the available amounts and duration. Penn Treaty is an entity that wrote long-term care contracts. The liability and related asset for premium tax credits held related to the Penn Treaty insolvency does not have a material financial effect for the Company.
Periodically as new information becomes available, the Company revises its estimates for both the guaranty fund assessment liability and the related asset.

(in millions)
Assets recognized from paid and accrued premium tax offsets as of December 31, 2021	$35
Decreases in December 31, 2022:
Premium tax offsets utilized	2
Increases in December 31, 2022:
Additional premium tax offsets applied	—
Assets recognized from paid and accrued premium tax offsets as of December 31, 2022	$33

14C.     Claims Related Extra Contractual Obligations and Bad Faith Losses Stemming from Lawsuits
The Company paid $6 million for the year ended December 31, 2022, to settle less than 50 claims related to extra contractual obligations and bad faith losses stemming from lawsuits.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2022, 2021 AND 2020

14D.         Other Contingencies

The Company is subject to legal and regulatory actions in the ordinary course of its businesses. Pending legal and regulatory actions include proceedings related to aspects of the Company's businesses and operations that are specific to it and proceedings that are typical of the businesses in which it operates, including in both cases businesses that have either been divested or placed in wind-down status. Some of these proceedings have been brought on behalf of various alleged classes of complainants. In certain of these matters, the plaintiffs are seeking large and/or indeterminate amounts, including punitive or exemplary damages. The outcome of litigation or a regulatory matter, and the amount or range of potential loss at any particular time, is often inherently uncertain.
Individual Annuities, Individual Life and Group Insurance
Moreland, Socorro v. PICA, et al.
In June 2020, a putative class action complaint entitled Socorro Moreland v. The Prudential Insurance Company of America; Pruco Life Insurance Company, was filed in the United States District Court for the Northern District of California, alleging that the Company failed to comply with California laws requiring that life insurance policies issued and delivered in California: (i) provide for a 60-day grace period pre-lapse during which a policy must stay in force; (ii) provide a 30 day written notice of pending lapse; and (iii) notify policyowners of their right to designate additional recipients for lapse notices. The complaint asserts claims for violation of California law, breach of contract, unfair competition, and bad faith violation of the implied covenant of good faith and fair dealing, and seeks unspecified damages, declaratory and injunctive relief. In August 2020, defendants filed an answer to the complaint and a motion to stay the action pending the California Supreme Court’s decision, in McHugh v. Protective Life Insurance, on the question of whether the California lapse statutes apply to policies that were in force when the statutes went into effect on January 1, 2013, or solely to policies issued after that date. The Moreland court granted defendants’ motion to stay in October 2020. Subsequently, in August 2021, the California Supreme Court in McHugh determined that the California lapse statutes apply to policies that were in force as of January 1, 2013. In October 2021, the Moreland court lifted the stay order. In December 2022, plaintiff filed a motion for class certification.
Escheatment Litigation
Total Asset Recovery Services, LLC v. MetLife, Inc., et al., Prudential Financial, Inc., The Prudential Insurance Company of America, and Prudential Insurance Agency, LLC
In December 2017, Total Asset Recovery Services, LLC, on behalf of the State of New York, filed a Second Amended Complaint in the Supreme Court of the State of New York, County of New York, against, among other 19 defendants, Prudential Financial, Inc., The Prudential Insurance Company of America and Prudential Insurance Agency, LLC, alleging that the Company failed to escheat life insurance proceeds in violation of the New York False Claims Act. The second amended complaint seeks injunctive relief, compensatory damages, civil penalties, treble damages, prejudgment interest, attorneys’ fees and costs. In May 2018, defendants filed a motion to dismiss the Second Amended Complaint. In April 2019, defendants’ motion to dismiss the Second Amended Complaint was granted and plaintiff subsequently filed a Notice of Appeal with the New York State Supreme Court, First Department. In December 2020, the New York Supreme Court, First Department, reversed and vacated the judgment of the trial court and granted leave to plaintiff to file a third amended complaint. In March 2021, the plaintiff filed a third amended complaint asserting claims against all defendants for violation of the New York False Claims Act, and seeking injunctive relief, compensatory and treble damages, attorneys’ fees and costs. In January 2023, the plaintiff filed a Fourth Amended Complaint.
Other Matters
Cho v. PICA, et al.
In November 2019, a putative class action complaint entitled Cho v. The Prudential Insurance Company of America, et. al., was filed in the United States District Court for the District of New Jersey. The Complaint purports to be brought on behalf of participants in the Prudential Employee Savings Plan (the “Plan”) and (i) alleges that Defendants failed to fulfill their fiduciary obligations under the Employee Retirement Income Security Act of 1974, in the administration, management and operation of the Plan, including engaging in prohibited transactions; and (ii) seeks declaratory, injunctive and equitable relief, and unspecified damages including interest, attorneys’ fees and costs. In January 2020, defendants filed a motion to dismiss the complaint. In September 2020, plaintiff filed an amended complaint and added as individual defendants certain PFI officers and current and former members of the Company’s Administrative Committee and Investment Oversight Committee. In December 2020, defendants filed a motion to dismiss the amended complaint. In September 2021, the court granted defendants’ motion to dismiss the amended complaint without prejudice. In October 2021, plaintiff filed a second amended complaint asserting claims against defendants under the Employee Retirement Income Security Act of 1974 for breach of fiduciary duty, prohibited transactions and failure to monitor fiduciaries. The second amended complaint seeks declaratory, injunctive and equitable relief, unspecified damages, attorneys’ fees and costs. In December 2021, defendants filed a motion to dismiss the second amended complaint. In August 2022, the court: (i) dismissed, with prejudice, the breach of the fiduciary duty of loyalty and prohibited transaction claims based on the inclusion of Prudential-affiliated funds in the Plan's investment options; (ii) dismissed, without prejudice, the breach of fiduciary duty claims based on certain alleged underperforming Plan funds; and (iii) denied the motion

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2022, 2021 AND 2020

to dismiss plaintiffs' claims for breach of the fiduciary duties of prudence and to monitor other fiduciaries, based on alleged delays in removing other alleged underperforming funds. In September 2022, plaintiff filed a third amended complaint asserting claims for breach of duty of prudence and to monitor fiduciaries, and in October 2022, defendants filed their answer to the third amended complaint.
Regulatory Matters
Variable Products
The Company has received regulatory inquiries and requests for information from state and federal regulators, including subpoenas from the U.S. Securities and Exchange Commission, concerning the appropriateness of variable product sales and replacement activity. The Company is cooperating with regulators and may become subject to additional regulatory inquiries and other actions related to this matter.
Summary
The Company’s litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. It is possible that the Company’s results of operations or cash flows in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of pending litigation and regulatory matters depending, in part, upon the results of operations or cash flow for such period. In light of the unpredictability of the Company’s litigation and regulatory matters, it is also possible that in certain cases an ultimate unfavorable resolution of one or more pending litigation or regulatory matters could have a material adverse effect on the Company’s financial position. Management believes, however, that, based on information currently known to it, the ultimate outcome of all pending litigation and regulatory matters, after consideration of applicable reserves and rights to indemnification, is not likely to have a material adverse effect on the Company’s financial position.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2022, 2021 AND 2020

15.    LEASES
Lessee Operating Lease:
The Company occupies leased office space in many locations under various long-term leases and has entered into numerous leases covering the long-term use of computers and other equipment.
At December 31, 2022, future minimum lease payments under non-cancelable operating leases are estimated as follows:

Year (1)	Minimum aggregate rental commitments
(in millions)
2023	$57
2024	51
2025	43
2026	19
2027	13
Thereafter	23
Total	$206
(1) Revised to correct amounts reported in the 2022 annual statement.
Rental expense, net of sub-lease income, incurred for the years ended December 31, 2022, 2021 and 2020 was $55 million, $64 million and $71 million, respectively.

16.    PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED
Deferred and uncollected life insurance premiums and annuity considerations as of December 31:

	2022		2021
Type	Gross	Net of Loading	Gross	Net of Loading
	(in millions)
Ordinary - New Business (Individual Life & Annuities)	$—	$—	$4	$4
Ordinary - Renewal Business	2,608	2,609	2,694	2,695
Group Life	357	357	294	294
Group Annuity	725	725	761	761
Total	$3,690	$3,691	$3,753	$3,754

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2022, 2021 AND 2020

17.    OTHER DISCLOSURES AND UNUSUAL ITEMS
Other disclosures
Effective January 1, 2022, the Company reinsured a closed block of Variable Universal Life (“VUL”) business to Lotus Reinsurance Company Ltd. (“Lotus Re”), an affiliated Class E Bermuda insurance company. During the first quarter, PFI has repositioned Lotus Re from being a wholly owned subsidiary of Prudential Insurance to being a wholly owned subsidiary of Prudential International Insurance Holdings (“PIIH”). On the effective date of the reinsurance agreement, the Company ceded to Lotus Re approximately $2 billion in general account reserves under coinsurance and approximately $12 billion in separate account reserves under Modco. For the Modco component of the reinsurance agreement, the initial Modco transaction was reported on a net basis in the Company’s financial statements.

On July 21, 2021, PFI entered into an agreement with EAICA (formerly known as Great-West Life and Annuity Insurance Company) pursuant to which PFI agreed to sell to EAICA its Full Service Retirement business written by the Company and its former Connecticut subsidiary, PRIAC, primarily through a combination of (i) the sale of all outstanding equity interests of certain legal entities, including PRIAC; (ii) the ceding of certain insurance policies through reinsurance; and (iii) the sale, transfer and/or novation of certain in-scope contracts and brokerage accounts. The transaction closed effective April 1, 2022, after receiving all regulatory approvals and satisfying all customary closing conditions. The Company recorded a gain of $488 million on the transaction that is reflected in the 2022 financial statements. Please see Note 7 for additional information on the reinsurance agreement implemented as a result of the sale.

The agreement pertains exclusively to the Full-Service business written by the Company and EAIC and therefore excludes any contractual rights and obligations, assets, liabilities and surplus associated with any non-Full-Service business written by the Company and EAIC (the “Excluded Business”). This population of Excluded Business primarily consists of the Company’s and EAIC’s Institutional Investment Products which includes Longevity Risk Transfer (“LRT” business) products, Guaranteed Cost and Pripar contracts (“PRT” business) and certain separate accounts.

In order to exclude these assets from the sale of PRIAC, PRIAC novated to the Company, through assumption reinsurance, the rights and obligations, assets, liabilities and surplus associated with any Excluded Business prior to the close of the sale. The LRT Excluded Business was novated effective December 31, 2021. The impact of the novation on the Company was an increase in assets of $259 million, an increase in liabilities of $257 million and an increase in surplus of $1 million. The PRT and separate account components of the Excluded Business novated effective February 1, 2022 subsequent to all necessary policyholder and regulator approvals. The impact that PRT and separate account novation had on the Company upon novation in 2022 is an increase in assets of $6,835 million, an increase in liabilities of $6,769 million and an increase in surplus of $65 million.

As a result of an agreement with the New York State Department of Financial Services (“NY DFS”) regarding the Company’s reserving methodologies for certain variable annuity and life insurance products, the Company holds additional statutory reserves on a New York basis, which reduces its New York statutory surplus. The Company is not domiciled in New York, and these changes do not impact statutory reserves reported in the Company’s state of domicile, or any states other than New York, and therefore do not impact its RBC ratio; however, the agreed reserve methodologies may require the Company to increase additional New York statutory reserves in the future. New York’s version of PBR, which became effective in January 2020, allows for modifications to the NAIC valuation model and New York’s modifications might require the Company to increase its New York Statutory Reserves. In 2022, as a result of a periodic examination, the NY DFS determined that the Company would be required to change certain Asset Adequacy Testing methodologies that may require the Company to hold additional reserves on a New York statutory basis. If the Company were required to establish material additional reserves on a New York statutory accounting basis or post material amounts of additional collateral with respect to annuity or insurance products, its ability to deploy capital held within the Company for other purposes could be affected.

The Company is subject to an annual fee under section 9010 of the Affordable Care Act (“ACA”). This annual fee is allocated to individual health insurers based on the ratio of the amount of an entity's net premiums written for health insurance for any U.S. health risk during the preceding calendar year to the aggregate amount of health insurance for any U.S. health risk that is written during the preceding calendar year. For the years ended December 31, 2022 and December 31, 2021, the Company had health insurance premiums subject to the ACA assessment of $1 million. However, because net premiums written in 2022 were less than $25 million, no fee is required. As such, there is no expected impact to risk based capital.

The Company has, consistent with past practice, guaranteed that a minimum amount of $471 million of annual and termination dividends will be paid and credited to the U.S. holders of policies issued after 1983 by December 31, 2023, as declared by the Company’s Board of Directors.

The Company is owner and beneficiary of variable life insurance policies which it holds through subsidiaries that are recorded under the equity method of accounting.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2022, 2021 AND 2020

The composition of the investments that underlie the cash surrender value are as follows as of December 31:

	2022		2021
	Aggregate Cash Surrender Value	Percentage	Aggregate Cash Surrender Value	Percentage
	($ in millions)
Bonds	$2,138	57.2%	$2,401	57.8%
Stocks	1,105	29.6%	1,396	33.6%
Mortgage loans	—	0.0%	—	0.0%
Real estate	—	0.0%	—	0.0%
Cash and short-term investments	451	12.1%	310	7.5%
Derivatives	—	0.0%	8	0.2%
Other invested assets	42	1.1%	41	1.0%

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2022, 2021 AND 2020

18. ANALYSIS OF ANNUITY ACTUARIAL RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS
The following table is an analysis of annuity actuarial reserves and deposit-type contract funds and other liabilities without life or disability contingencies by withdrawal characteristics as of December 31:

	2022
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total
	($ in millions)
INDIVIDUAL ANNUITIES:

Subject to discretionary withdrawal:
With market value adjustment	$85	$—	$—	$85	1.0%
At book value less current surrender charge of 5% or more (1)	83	—	—	83	0.9%
At fair value	—	—	1,487	1,487	17.0%
Total with market value adjustment or at fair value	168	—	1,487	1,655	18.9%
At book value without adjustment (minimal or no charge or adjustment) (2)	2,145	—	—	2,145	24.6%
Not subject to discretionary withdrawal	4,935	—	—	4,935	56.5%
Total (Gross: Direct + Assumed)	7,248	—	1,487	8,735	100.0%
Reinsurance ceded	1	—	—	1
Total (Net)	$7,247	$—	$1,487	$8,734
Amount included in (1) above that will move to (2) for the first time within the year after the statement date	$13	$—	$—	$13

	2022
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total
	($ in millions)
GROUP ANNUITIES:

Subject to discretionary withdrawal:
With market value adjustment	$7,054	$1,458	$—	$8,512	6.3%
At book value less current surrender charge of 5% or more (1)	—	—	—	—	0.0%
At fair value	—	1,115	33,601	34,716	25.9%
Total with market value adjustment or at fair value	7,054	2,573	33,601	43,228	32.2%
At book value without adjustment (minimal or no charge or adjustment) (2)	1,749	11	—	1,760	1.3%
Not subject to discretionary withdrawal	27,005	62,346	—	89,351	66.5%
Total (Gross: Direct + Assumed)	35,808	64,930	33,601	134,339	100.0%
Reinsurance ceded	8,200	—	—	8,200
Total (Net)	$27,608	$64,930	$33,601	$126,139
Amount included in (1) above that will move to (2) for the first time within the year after the statement date	$—	$—	$—	$—

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2022, 2021 AND 2020

	2022
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total
	($ in millions)
DEPOSIT-TYPE CONTRACTS (no life contingencies):

Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	0.0%
At book value less current surrender charge of 5% or more (1)	—	—	—	—	0.0%
At fair value (*)	2	—	6,543	6,545	23.4%
Total with market value adjustment or at fair value	2	—	6,543	6,545	23.4%
At book value without adjustment (minimal or no charge or adjustment) (2) (*)	9,720	—	—	9,720	34.9%
Not subject to discretionary withdrawal	11,646	—	—	11,646	41.7%
Total (Gross: Direct + Assumed)	21,368	—	6,543	27,911	100.0%
Reinsurance ceded	4,538	—	—	4,538
Total (Net)	$16,830	$—	$6,543	$23,373
Amount included in (1) above that will move to (2) for the first time within the year after the statement date	$—	$—	$—	$—

(*) Revised to correct amounts reported in the 2022 annual statement.

	2022
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total
	(in millions)
Reconciliation of total annuity actuarial reserves and deposit liabilities:
Life and Accident & Health Annual Statement	$51,685	$—	$—	$51,685
Separate Accounts Annual Statement	—	64,930	41,631	106,561
Total annuity actuarial reserves and deposit liabilities	$51,685	$64,930	$41,631	$158,246

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2022, 2021 AND 2020

The following table is an analysis of annuity actuarial reserves and deposit-type contract funds and other liabilities without life or disability contingencies by withdrawal characteristics as of December 31:

	2021
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total
	($ in millions)
INDIVIDUAL ANNUITIES:

Subject to discretionary withdrawal:
With market value adjustment	$93	$—	$—	$93	1.0%
At book value less current surrender charge of 5% or more (1)	50	—	—	50	0.5%
At fair value	—	—	2,078	2,078	22.0%
Total with market value adjustment or at fair value	143	—	2,078	2,221	23.5%
At book value without adjustment (minimal or no charge or adjustment) (2)	2,326	—	—	2,326	24.7%
Not subject to discretionary withdrawal	4,879	—	—	4,879	51.8%
Total (Gross: Direct + Assumed)	7,348	—	2,078	9,426	100.0%
Reinsurance ceded	1	—	—	1
Total (Net)	$7,347	$—	$2,078	$9,425
Amount included in (1) above that will move to (2) for the first time within the year after the statement date	$13	$—	$—	$13

	2021
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total
	($ in millions)
GROUP ANNUITIES:

Subject to discretionary withdrawal:
With market value adjustment	$7,011	$1,552	$—	$8,563	6.7%
At book value less current surrender charge of 5% or more (1)	—	—	—	—	0.0%
At fair value	—	1,475	34,732	36,207	28.3%
Total with market value adjustment or at fair value	7,011	3,027	34,732	44,770	35.0%
At book value without adjustment (minimal or no charge or adjustment) (2)	2,058	11	—	2,069	1.6%
Not subject to discretionary withdrawal	26,698	54,457	—	81,155	63.4%
Total (Gross: Direct + Assumed)	35,767	57,495	34,732	127,994	100.0%
Reinsurance ceded	—	—	—	—
Total (Net)	$35,767	$57,495	$34,732	$127,994
Amount included in (1) above that will move to (2) for the first time within the year after the statement date	$—	$—	$—	$—

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2022, 2021 AND 2020

	2021
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total
	($ in millions)
DEPOSIT-TYPE CONTRACTS (no life contingencies):

Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	0.0%
At book value less current surrender charge of 5% or more (1)	—	—	—	—	0.0%
At fair value	3,169	—	7,098	10,267	36.5%
Total with market value adjustment or at fair value	3,169	—	7,098	10,267	36.5%
At book value without adjustment (minimal or no charge or adjustment) (2)	6,954	—	—	6,954	24.8%
Not subject to discretionary withdrawal	10,885	—	—	10,885	38.7%
Total (Gross: Direct + Assumed)	21,008	—	7,098	28,106	100.0%
Reinsurance ceded	4,667	—	—	4,667
Total (Net)	$16,341	$—	$7,098	$23,439
Amount included in (1) above that will move to (2) for the first time within the year after the statement date	$—	$—	$—	$—

	2021
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total
	(in millions)
Reconciliation of total annuity actuarial reserves and deposit liabilities:
Life and Accident & Health Annual Statement	$59,455	$—	$—	$59,455
Separate Accounts Annual Statement	—	57,495	43,908	101,403
Total annuity actuarial reserves and deposit liabilities	$59,455	$57,495	$43,908	$160,858

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2022, 2021 AND 2020

19. ANALYSIS OF LIFE ACTUARIAL RESERVES BY WITHDRAWAL CHARACTERISTICS
The following table is an analysis of life actuarial reserves by withdrawal characteristics as of December 31:

	General Account
	2022			2021
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
	(in millions)
Subject to discretionary withdrawal, surrender values, or policy loans:

Term Policies with Cash Value	$64	$120	$160	$67	$92	$120
Universal Life	2,432	2,511	2,677	2,476	2,543	2,711
Universal Life with Secondary Guarantees	4,324	3,775	13,545	4,565	3,927	13,142
Indexed Universal Life	—	—	8	—	—	8
Indexed Universal Life with Secondary Guarantees	449	424	547	431	402	524
Indexed Life	—	—	—	—	—	—
Other Permanent Cash Value Life Insurance(1)	—	42,813	43,088	—	43,817	44,104
Variable Life	1,768	1,910	2,106	1,767	1,913	2,163
Variable Universal Life	1,555	1,554	1,734	1,551	1,548	1,830
Miscellaneous Reserves (1)	—	30,249	30,985	—	28,455	29,297

Not subject to discretionary withdrawals or no cash values:

Term Policies without Cash Value			4,277			4,329
Accidental Death Benefits			517			530
Disability - Active Lives			213			217
Disability - Disabled Lives			442			482
Miscellaneous Reserves			1,654			1,345
Total (Gross: Direct + Assumed)	10,592	83,356	101,953	10,857	82,697	100,802
Reinsurance Ceded	5,885	47,715	61,625	4,471	47,067	59,664
Total (Net)	$4,707	$35,641	$40,328	$6,386	$35,630	$41,138

(1) Prior period amounts have been reclassified to conform to current presentation and revised to correct amounts reported in the annual statement.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2022, 2021 AND 2020

Separate Account - Guaranteed
	2022			2021
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
(in millions)
Subject to discretionary withdrawal, surrender values, or policy loans:

Term Policies with Cash Value	$—	$—	$—	$—	$—	$—
Universal Life	—	—	—	—	—	—
Universal Life with Secondary Guarantees	—	—	—	—	—	—
Indexed Universal Life	—	—	—	—	—	—
Indexed Universal Life with Secondary Guarantees	—	—	—	—	—	—
Indexed Life	—	—	—	—	—	—
Other Permanent Cash Value Life Insurance	—	—	—	—	—	—
Variable Life	—	—	—	—	—	—
Variable Universal Life	1,774	1,774	1,774	1,994	1,994	1,994
Miscellaneous Reserves	—	—	—	—	—	—

Not subject to discretionary withdrawals or no cash values:

Term Policies without Cash Value			—			—
Accidental Death Benefits			—			—
Disability - Active Lives			—			—
Disability - Disabled Lives			—			—
Miscellaneous Reserves			—			—
Total (Gross: Direct + Assumed)	1,774	1,774	1,774	1,994	1,994	1,994
Reinsurance Ceded	—	—	—	—	—	—
Total (Net)	$1,774	$1,774	$1,774	$1,994	$1,994	$1,994

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2022, 2021 AND 2020

Separate Account - Nonguaranteed
	2022			2021
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
(in millions)
Subject to discretionary withdrawal, surrender values, or policy loans:

Term Policies with Cash Value	$—	$—	$—	$—	$—	$—
Universal Life	—	—	—	—	—	—
Universal Life with Secondary Guarantees	—	—	—	—	—	—
Indexed Universal Life	—	—	—	—	—	—
Indexed Universal Life with Secondary Guarantees	—	—	—	—	—	—
Indexed Life	—	—	—	—	—	—
Other Permanent Cash Value Life Insurance	—	—	—	—	—	—
Variable Life	10,497	10,495	10,497	13,704	13,701	13,704
Variable Universal Life	20,735	20,735	20,735	25,046	25,046	25,046
Miscellaneous Reserves	—	—	—	—	—	—

Not subject to discretionary withdrawals or no cash values:

Term Policies without Cash Value			—			—
Accidental Death Benefits			—			—
Disability - Active Lives			—			—
Disability - Disabled Lives			—			—
Miscellaneous Reserves			—			—
Total (Gross: Direct + Assumed)	31,232	31,230	31,232	38,750	38,747	38,750
Reinsurance Ceded	—	—	—	—	—	—
Total (Net)	$31,232	$31,230	$31,232	$38,750	$38,747	$38,750

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2022, 2021 AND 2020

	2022
	General Account	Separate Account Guaranteed	Separate Account Nonguaranteed	Total
	(in millions)
Reconciliation of total life actuarial reserves:
Life and Accident & Health Annual Statement	$40,328	$—	$—	$40,328
Separate Accounts Annual Statement	—	1,774	31,232	33,006
Total life actuarial reserves	$40,328	$1,774	$31,232	$73,334

	2021
	General Account	Separate Account Guaranteed	Separate Account Nonguaranteed	Total
	(in millions)
Reconciliation of total life actuarial reserves:
Life and Accident & Health Annual Statement	$41,138	$—	$—	$41,138
Separate Accounts Annual Statement	—	1,994	38,750	40,744
Total life actuarial reserves	$41,138	$1,994	$38,750	$81,882

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2022, 2021 AND 2020

20.    FAIR VALUE OF ASSETS AND LIABILITIES
Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

Level 1 - Fair value is based on unadjusted quoted prices in active markets that are accessible to the Company for identical assets or liabilities. The Company’s Level 1 assets and liabilities primarily include certain cash equivalents and short-term investments, common stocks and derivative contracts that trade on an active exchange market.
Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability through corroboration with observable market data. Level 2 inputs include quoted market prices in active markets for similar assets and liabilities, quoted market prices in markets that are not active for identical or similar assets or liabilities, and other market observable inputs. The Company’s Level 2 assets and liabilities include: bonds (corporate public and private bonds, most government securities, certain asset-backed and mortgage-backed securities, etc.), certain common stock securities (mutual funds, which do not trade in active markets because they are not publicly available), short-term investments and certain cash equivalents (primarily commercial paper), and certain over-the-counter (“OTC”) derivatives.
Level 3 - Fair value is based on at least one significant unobservable input for the asset or liability. The assets and liabilities in this category may require significant judgment or estimation in determining the fair value. The Company’s Level 3 assets and liabilities primarily include: certain private bonds and common stock securities, certain manually priced public common stock and bonds, certain commercial mortgage loans and certain highly structured OTC derivative contracts.
Bonds carried at the lower of amortized cost or market value (NAIC 6 rated bonds) - The fair values of the Company’s public bonds are generally based on prices obtained from independent pricing services. Prices for each bond are generally sourced from multiple pricing vendors, and a vendor hierarchy is maintained by asset type based on historical pricing experience and vendor expertise. The Company ultimately uses the price from the pricing service highest in the vendor hierarchy based on the respective asset type. The pricing hierarchy is updated for new financial products and recent pricing experience with various vendors. Consistent with the fair value hierarchy described above, securities with validated quotes from pricing services are generally reflected within Level 2 as they are primarily based on observable pricing for similar assets and/or other market observable inputs. Typical inputs used by these pricing services include but are not limited to, reported trades, benchmark yields, issuer spreads, bids, offers, and/or estimated cash flow, prepayment speeds and default rates. If the pricing information received from third-party pricing services is deemed not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service or classify the securities as Level 3. If the pricing service updates the price to be more consistent with the presented market observations, the security remains within Level 2.
Internally-developed valuations or indicative broker quotes are also used to determine fair value in circumstances where vendor pricing is not available, or where the Company ultimately concludes that pricing information received from the independent pricing service is not reflective of market activity. If the Company concludes the values from both pricing services and brokers are not reflective of market activity, it may override the information with an internally-developed valuation. As of December 31, 2022 and 2021, overrides on a net basis were not material. Pricing service overrides, internally-developed valuations and indicative broker quotes are generally included in Level 3 in the fair value hierarchy.
The Company conducts several specific price monitoring activities. Daily analyses identify price changes over predetermined thresholds defined at the financial instrument level. Various pricing integrity reports are reviewed on a daily and monthly basis to determine if pricing is reflective of market activity or if it would warrant any adjustments. Other procedures performed include, but are not limited to, reviews of third-party pricing services methodologies, reviews of pricing trends and back testing.
The fair values of private bonds, which are primarily originated by internal private asset managers, are primarily determined using discounted cash flow models. These models primarily use observable inputs that include Treasury or similar base rates plus estimated credit spreads to value each security. The credit spreads are obtained through a survey of private market intermediaries who are active in both primary and secondary transactions, and consider, among other factors, the credit quality and the reduced liquidity associated with private placements. Internal adjustments are made to reflect variation in observed sector spreads. Since most private placements are valued using standard market observable inputs and inputs derived from, or corroborated by, market observable data including, but not limited to observed prices and spreads for similar publicly traded issues, they have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model may incorporate significant unobservable inputs, which reflect the Company’s own assumptions about the inputs that market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the price of a security, a Level 3 classification is made.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2022, 2021 AND 2020

Cash equivalents and short-term investments - Cash equivalents and short-term investments include money market instruments, commercial paper and other highly liquid debt instruments. Certain money market instruments are valued using unadjusted quoted prices in active markets that are accessible for identical assets and are primarily classified as Level 1. The remaining instruments in this category are generally fair valued based on market observable inputs and these investments have primarily been classified within Level 2.
Preferred stocks carried at the lower of amortized cost or market value - Preferred stocks consist principally of publicly traded and privately traded preferred stock. The fair values of most publicly traded preferred stock securities are based on quoted market prices in active markets for identical assets and are classified within Level 1 in the fair value hierarchy. Estimated fair values for most privately traded preferred stock securities are determined using valuation and discounted cash flow models that require a substantial level of judgment. In determining the fair value of certain privately traded preferred stock the discounted cash flow model may also use unobservable inputs, which reflect the Company’s assumptions about the inputs market participants would use in pricing the asset. Most privately traded preferred stock securities are classified within Level 3. Fair values of perpetual preferred stock based on observable market inputs are classified within Level 2. However, when prices from independent pricing services are based on indicative broker quotes as the directly observable market inputs become unavailable, the fair value of perpetual preferred stock is classified as Level 3.
Common stocks carried at market value - Common stocks consist principally of investments in common stocks of publicly traded companies, privately traded securities, as well as common stock mutual fund shares. The fair values of most publicly traded common stocks are based on quoted market prices in active markets for identical assets and are classified within Level 1 in the fair value hierarchy. Estimated fair values for most privately traded equity securities are determined using discounted cash flow, earnings multiple and other valuation models that require a substantial level of judgment around inputs and therefore are classified within Level 3. The fair values of common stock mutual fund shares that transact regularly (but do not trade in active markets because they are not publicly available) are based on transaction prices of identical fund shares. The fair values of common stocks are based on prices obtained from independent pricing services. These prices are then validated for reasonableness against recently traded market prices. Accordingly, these securities are generally classified within Level 2 in the fair value hierarchy.
Derivative instruments - Derivatives are recorded at fair value either as assets or liabilities within “Derivatives.” The fair values of derivative contracts can be affected by changes in interest rates, foreign exchange rates, commodity prices, credit spreads, market volatility, expected returns, non-performance risk (“NPR”), liquidity and other factors. For derivative positions included within Level 3 of the fair value hierarchy, liquidity valuation adjustments are made to reflect the cost of exiting significant risk positions, and consider the bid-ask spread, maturity, complexity, and other specific attributes of the underlying derivative position.
The Company’s exchange-traded futures may include Treasury futures and equity futures. Exchange-traded futures and options are valued using quoted prices in active markets and are classified within Level 1 in the fair value hierarchy.
The majority of the Company’s derivative positions are traded in the OTC derivative market and are classified within Level 2 in the fair value hierarchy. OTC derivatives classified within Level 2 are valued using models that utilize actively quoted or observable market input from external market data providers, third-party pricing vendors and/or recent trading activity. The Company’s policy is to use mid-market pricing in determining its best estimate of fair value. The fair values of most OTC derivatives, including interest rate and cross-currency swaps, currency forward contracts, credit default swaps, and “to be announced” (“TBA”) forward contracts on highly rated mortgage-backed securities issued by U.S. government sponsored entities are determined using discounted cash flow models. The fair values of European style option contracts are determined using Black-Scholes option pricing models. These models’ key inputs include the contractual terms of the respective contract, along with significant observable inputs, including interest rates, currency rates, credit spreads, equity prices, index dividend yields, NPR, volatility and other factors.
The Company’s cleared interest rate swaps and credit derivatives linked to an index are valued using models that utilize actively quoted or observable market inputs, including the secured overnight financing rate (“SOFR”), obtained from external market data providers, third-party pricing vendors and/or recent trading activity. These derivatives are classified as Level 2 in the fair value hierarchy.
The majority of the Company’s derivative agreements are with highly rated major international financial institutions. To reflect the market’s perception of its own and the counterparty’s NPR, the Company incorporates additional spreads over London Interbank Offered Rates (“LIBOR”) into the discount rate used in determining the fair value of OTC derivative assets and liabilities after netting of collateral.
Derivatives classified as Level 3 include structured products. These derivatives are valued based upon models, such as Monte Carlo simulation models and other techniques that utilize significant unobservable inputs. Level 3 methodologies are validated through periodic comparison of the Company’s fair values to external broker-dealer values.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2022, 2021 AND 2020

Separate account assets at fair value - Separate account assets primarily include bonds, treasuries, common stock and mutual funds for which values are determined consistent with similar instruments described above under “Bonds carried at the lower of amortized cost or market value (NAIC 6 rated bonds)” and “Common Stocks carried at market value.”
Effective January 1, 2018, the Company adopted changes to SSAP No. 100, “Fair Value” (“SSAP 100”), to allow NAV per share as a practical expedient to fair value either when specifically named in an SSAP or when specific conditions exist. This adoption removes the requirement to categorize within the fair value hierarchy all investments measured at net asset value per share (or its equivalent) as a practical expedient. As a result of the adoption of this guidance, certain separate account assets are no longer classified in the fair value hierarchy.
(1)    The table below presents the balances of assets and liabilities on a recurring and non-recurring basis measured at fair value as of December 31, 2022:

Description	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total

	(in millions)
Assets at fair value
Bonds:
Industrial and Misc	$161	$—	$13	$—	$174

Cash, cash equivalents and short-term investments:
Industrial and Misc	—	789	—	—	789

Preferred stock:
Industrial and Misc	—	—	89	—	89

Common stock:
Industrial and Misc	8	149	155	—	312

Derivative assets: (b)
Currency swaps	—	321	—	—	321
Interest rate swaps	—	2,484	—	—	2,484
Total return swaps	—	15	—	—	15
Options	—	18	—	—	18
Currency forwards	—	4	—	—	4

Total Derivative assets	—	2,842	—	—	2,842

Separate account assets (a)	8,172	63,137	1,075	25,161	97,545

Total assets at fair value	$8,341	$66,917	$1,332	$25,161	$101,751

Liabilities at fair value
Derivative liabilities: (b)
Currency swaps	$—	$9	$—	$—	$9
Interest rate swaps	—	2,255	—	—	2,255
Total return swaps	—	38	—	—	38
Options	—	5	—	—	5
Currency forwards	—	84	—	—	84

Total Derivative liabilities	—	2,391	—	—	2,391

Total liabilities at fair value	$—	$2,391	$—	$—	$2,391

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2022, 2021 AND 2020

The table below presents the balances of assets and liabilities on a recurring and non-recurring basis measured at fair value as of December 31, 2021:

Description	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total

	(in millions)
Assets at fair value
Bonds:
Industrial and Misc	$439	$—	$8	$—	$447

Cash, cash equivalents and short-term investments:
Industrial and Misc	—	548	—	—	548

Preferred stock:
Industrial and Misc	—	—	99	—	99

Common stock:
Industrial and Misc	278	84	194	—	556

Derivative assets: (b)
Currency swaps	—	226	—	—	226
Interest rate swaps	—	2,578	—	—	2,578
Total return swaps	—	23	—	—	23
Options	—	93	6	—	99
Currency forwards	—	56	—	—	56

Total Derivative assets	—	2,976	6	—	2,982

Separate account assets (a)	12,621	76,328	1,295	24,544	114,788

Total assets at fair value	$13,338	$79,936	$1,602	$24,544	$119,420

Liabilities at fair value
Derivative liabilities: (b)
Currency swaps	$—	$32	$—	$—	$32
Interest rate swaps	—	1,391	—	—	1,391
Total return swaps	—	57	—	—	57
Options	—	21	—	—	21
Currency forwards	—	35	—	—	35

Total Derivative liabilities	—	1,536	—	—	1,536

Total liabilities at fair value	$—	$1,536	$—	$—	$1,536

a.    Separate account assets represent segregated funds that are invested for certain customers. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account assets classified as Level 3 consist primarily of real estate and real estate investment funds. Separate account liabilities are not included in the above table as they are reported at contract value and not fair value in the Company’s Statements of Admitted Assets, Liabilities and Capital and Surplus.
b.    Derivatives that are not held at fair value are excluded.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2022, 2021 AND 2020

(2)    The tables below provide the following data as of December 31, 2022 and 2021:
a. Summary of the changes in fair value of Level 3 assets and liabilities.
b. The portion of gains or losses included in surplus attributable to unrealized gains or losses related to those assets and liabilities.

	Balance at 01/01/2022	Transfers into Level 3	Transfers out of Level 3	Total gains (losses) included in Net Income	Total gains (losses) included in Surplus	Purchases	Issues	Sales	Settlements	Balance at 12/31/2022

	(in millions)
Bonds:
Industrial and Misc	$8	$26	$—	$(14)	$(1)	$—	$—	$—	$(6)	$13
Preferred stock:
Industrial and Misc	99	—	—	—	(6)	19	—	(9)	(14)	89
Common stock:
Industrial and Misc	194	—	—	(1)	(5)	—	—	(33)	—	155
Derivatives	6	—	—	—	1	—	—	(7)	—	—
Separate account assets (a)	1,295	96	(50)	1	(228)	267	—	(199)	(107)	1,075
Total Assets	$1,602	$122	$(50)	$(14)	$(239)	$286	$—	$(248)	$(127)	$1,332

Total Liabilities	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—

	Balance at 01/01/2021	Transfers into Level 3	Transfers out of Level 3	Total gains (losses) included in Net Income	Total gains (losses) included in Surplus	Purchases	Issues	Sales	Settlements	Balance at 12/31/2021

	(in millions)
Bonds:
Industrial and Misc	$3	$3	$(3)	$(1)	$—	$6	$—	$—	$—	$8
Preferred stock:
Industrial and Misc	2	11	—	5	19	144	—	(71)	(11)	99
Common stock:
Industrial and Misc	148	—	—	7	3	47	—	(11)	—	194
Derivatives	2	—	—	—	4	—	—	—	—	6
Separate account assets (a)	1,072	68	(95)	12	213	66	—	(27)	(14)	1,295
Total Assets	$1,227	$82	$(98)	$23	$239	$263	$—	$(109)	$(25)	$1,602

Total Liabilities	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—

a.    Separate account assets represent segregated funds that are invested for certain customers. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account liabilities are not included in the above table as they are reported at contract value and not fair value in the Company’s Statement of Admitted Assets, Liabilities, and Capital and Surplus.
Unrealized gains (losses) for the period relating to Level 3 assets that were still held by the Company for General Account preferred and common stocks were $2 million and $30 million as of December 31, 2022 and 2021, respectively.
Unrealized gains (losses) for the period relating to Level 3 assets that were still held by the Company for Separate Account assets were ($219) million and $3 million as of December 31, 2022 and 2021, respectively. Transfers resulted from further review of valuation methodologies for certain assets, which resulted in a change in classification.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2022, 2021 AND 2020

For nonrecurring fair value measurements, certain financial assets are measured at fair value on a non-recurring basis, such as certain bonds and preferred stock valued at the lower of cost or fair value, or investments that are impaired during the reporting period and recorded at fair value in the Company's Statements of Admitted Assets, Liabilities, and Capital and Surplus at December 31, 2022.
(3)     The following table presents the carrying amounts and estimated fair values of the Company’s financial instruments as of December 31, 2022:

Type of Financial Instrument	Aggregate Fair Value	Admitted Assets / Liabilities	Level 1	Level 2	Level 3	NAV	Not Practicable (Carrying Value)

Assets:	(in millions)
Bonds	$81,195	$90,453	$161	$78,116	$2,918	$—	$—
Unaffiliated preferred stock	151	146	—	42	109	—	—
Unaffiliated common stock	312	312	8	149	155	—	—
Mortgage loans	18,156	19,814	—	—	18,156	—	—
Real estate	384	334	—	—	384	—	—
Contract loans	1,834	1,834	—	—	1,834	—	—
Cash and short-term investments	2,646	2,716	287	2,354	5	—	—
Derivative financial instruments	4,376	4,019	3	4,373	—	—	—
Other invested assets	82	78	—	61	21	—	—
Separate accounts	147,770	152,759	8,224	103,980	10,405	25,161	—
Liabilities:
Deposit-type contracts	$16,594	$16,829	$—	$14,592	$2,002	$—	$—
Notes payable and other borrowings	65	65	—	65	—	—	—
Securities sold under agreement to repurchase	3,148	3,148	—	3,148	—	—	—
Cash collateral held for loaned securities	5,076	5,076	—	5,076	—	—	—
Derivative financial instruments	3,055	2,681	19	3,036	—	—	—
Separate account liabilities-investment contracts	100,605	108,929	—	28,670	71,935	—	—

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2022, 2021 AND 2020

The following table presents the carrying amounts and estimated fair values of the Company’s financial instruments as of December 31, 2021:

Type of Financial Instrument	Aggregate Fair Value	Admitted Assets / Liabilities	Level 1	Level 2	Level 3	NAV	Not Practicable (Carrying Value)
Assets:	(in millions)
Bonds	$107,196	$97,581	$439	$103,093	$3,664	$—	$—
Unaffiliated preferred stock	168	158	—	50	118	—	—
Unaffiliated common stock	556	555	278	84	194	—	—
Mortgage loans	21,891	21,125	—	—	21,891	—	—
Real estate	594	415	—	—	594	—	—
Contract loans	2,943	2,943	—	—	2,943	—	—
Cash and short-term investments	6,473	6,540	1,821	4,339	313	—	—
Derivative financial instruments	4,359	3,709	58	4,295	6	—	—
Other invested assets	113	88	—	82	31	—	—
Separate accounts	164,989	161,305	12,666	116,352	11,427	24,544	—
Liabilities:
Deposit-type contracts	$16,338	$16,341	$—	$14,168	$2,170	$—	$—
Notes payable and other borrowings	65	65	—	65	—	—	—
Securities sold under agreement to repurchase	6,907	6,907	—	6,907	—	—	—
Cash collateral held for loaned securities	3,892	3,892	—	3,892	—	—	—
Derivative financial instruments	1,770	1,730	3	1,767	—	—	—
Separate account liabilities-investment contracts	98,677	102,795	—	38,660	60,017	—	—

Bonds: fixed maturities (excluding NAIC 6 rated bonds) - The fair values of public fixed maturity securities are generally based on prices from third-party pricing services, which are reviewed for reasonableness; however, for certain public fixed maturity securities and investments in private placement fixed maturity securities, this information is either not available or not reliable. For these public fixed maturity securities, the fair value is based on indicative quotes from brokers, if available, or determined using a discounted cash flow model or internally-developed models. For private fixed maturities, fair value is determined using a discounted cash flow model. In determining the fair value of certain fixed maturity securities, the discounted cash flow model may also use unobservable inputs, which reflect the Company’s own assumptions about the inputs market participants would use in pricing the security.

Mortgage loans - The fair value of most commercial mortgage loans is based upon the present value of the expected future cash flows discounted at the appropriate U.S. Treasury rate, plus an appropriate credit spread for loans of similar quality, average life and currency. The quality ratings for these loans, a primary determinant of the appropriate credit spread and a significant component of the pricing process, are based on internally-developed methodology.

Contract loans - The Company’s valuation technique for contract loans is to discount cash flows at the current contract loan coupon rate. Contract loans are fully collateralized by the cash surrender value of underlying insurance policies. As a result, the carrying value of the contract loans approximates the fair value.

Cash, cash equivalents and short-term investments - The Company believes that due to the short-term nature of certain assets, the carrying value approximates fair value. These assets include cash, cash equivalent instruments and certain short-term investments, which are recorded at amortized cost and are not securities.

Other invested assets - The estimated fair value of other invested assets is determined using the methodologies as described above for bonds, mortgage loans or short-term investments, including affiliated assets based on the nature of the investment. Excluded from the disclosure are those other invested assets that are not considered to be financial instruments subject to this disclosure including investments carried on the equity method.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2022, 2021 AND 2020

Deposit-type contracts & Separate account liabilities - Only the portion of deposit-type contracts and separate account liabilities related to products that are investment contracts (those without mortality and morbidity risk) are reflected in the table above. For fixed deferred annuities, single premium endowments, payout annuities and other similar contracts without life contingencies, fair values are generally derived using discounted projected cash flows based on interest rates that are representative of the Company’s financial strength ratings, and hence reflect the Company’s own NPR. For guaranteed investment contracts, funding agreements, structured settlements without life contingencies and other similar products, fair values are generally derived using discounted projected cash flows based on interest rates being offered for similar contracts with maturities consistent with those of the contracts being valued. For those balances that can be withdrawn by the customer at any time without prior notice or penalty, the fair value is the amount estimated to be payable to the customer as of the reporting date, which is generally the carrying value. For defined contribution and defined benefit contracts and certain other products, the fair value is the market value of the assets supporting the liabilities.
Notes payable and other borrowing - The fair value of debt is generally determined by either prices obtained from independent pricing services, which are validated by the Company, or discounted cash flow models. Discounted cash flow models predominately use market observable inputs such as the borrowing rates currently available to the Company for debt and financial instruments with similar terms and remaining maturities. For commercial paper issuances and other debt with a maturity of less than 90 days, the carrying value approximates fair value.
Securities sold under agreements to repurchase - The Company receives collateral for selling securities under agreements to repurchase. Repurchase agreements are also generally short-term in nature, and therefore, the carrying amounts of these instruments approximate fair value.
Cash collateral for loaned securities - Cash collateral for loaned securities represents the collateral received or paid in connection with loaning or borrowing securities, similar to the securities sold under agreement to repurchase above. Due to the short-term nature of these transactions, the carrying value approximates fair value.
Separate account liabilities-investment contracts - Only the portion of separate account liabilities related to products that are investments contracts are reflected in the table above. Separate account liabilities are recorded at the amount credited to the contractholder, which reflects the change in fair value of the corresponding separate account assets including contractholder deposits less withdrawals and fees; therefore, carrying value approximates fair value.
Certain Separate Account investments are measured at fair value using the NAV per share (or its equivalent) practical expedient and have not been classified in the fair value hierarchy. Separate account assets using NAV as a practical expedient consist of joint venture and limited partnership interests in real estate, bond, hedge, insurance and other funds. All of these investments have individually varying investment strategies which also have a variety of redemption terms and conditions including certain fund interests that are restricted until maturity. The Company believes that using NAV as a practical expedient for these investments is a fair and close approximation of the investment’s liquidation value.
Level 3 Assets by Price Source - The table below presents the balances of Level 3 assets measured at fair value with their corresponding pricing sources for the years ended:

	December 31, 2022			December 31, 2021
	Internal (1)	External (2)	Total	Internal (1)	External (2)	Total

(in millions)
US treasury and obligation of US governments	$—	$—	$—	$—	$—	$—
Corporate securities	13	—	13	8	—	8
Asset-backed securities	—	—	—	—	—	—
Residential mortgage-backed securities	—	—	—	—	—	—
Equity securities	244	—	244	259	34	293

(1) Represents valuations which could incorporate internally-derived and market inputs. See below for additional information related to internally-developed valuation for significant items in the above table.

(2) Represents unadjusted prices from independent pricing services and independent non-binding broker quotes where pricing inputs are not readily available.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2022, 2021 AND 2020

Quantitative Information Regarding Internally-Priced Level 3 Assets – The table below represents quantitative information on significant internally-priced Level 3 assets for the years ended:

	December 31, 2022
Assets	Fair Value	Valuation Techniques	Unobservable Inputs	Range
	(in millions)

Corporate Securities	$17	Discounted Cash Flow	Discount Rate	7%-20%
		Liquidation
		Cost

Equity Securities	$23	Market Comparables	EBITDA multiples
		Net Asset Value
		Discounted Cash Flow

	December 31, 2021
Assets	Fair Value	Valuation Techniques	Unobservable Inputs	Range
	(in millions)

Corporate Securities	$8	Discounted Cash Flow	Discount Rate	20%

Equity Securities	$24	Market Comparables	EBITDA multiples
		Net Asset Value
		Discounted Cash Flow

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2022, 2021 AND 2020

21.    DIRECT PREMIUM WRITTEN/PRODUCED BY MANAGING GENERAL AGENTS/THIRD PARTY ADMINISTRATORS
Direct premiums written by Managing General Agents/Third Party Administrators for the years ended December 31, 2022, 2021 and 2020 were $124 million, $123 million and $264 million, respectively.
22.    RETROSPECTIVELY RATED CONTRACTS AND CONTRACTS SUBJECT TO REDETERMINATION
The Company estimates accrued retrospective premium based on actual experience of the group and the Company’s underwriting rules and experience rating practices. The Company records accrued retrospective premiums as an adjustment to written premium.
The amount of group life net premiums written by the Company that are subject to retrospective rating features was $1,190 million, $1,392 million and $1,118 million for the years ended December 31, 2022, 2021 and 2020, respectively. This represented 63%, 60% and 53% of the total net premiums written for group life for the years ended December 31, 2022, 2021 and 2020, respectively.
The amount of group accident and health net premiums written by the Company that are subject to retrospective rating features was $76 million, $97 million and $45 million for the years ended December 31, 2022, 2021 and 2020, respectively. This represented 4%*, 6% and 3% of the total net premiums written for group accident and health for the years ended December 31, 2022, 2021 and 2020, respectively.

*Revised to correct percentage reported in the 2022 annual statement.

23.    PARTICIPATING POLICIES
For the period ended December 31, 2022, 2021 and 2020, premiums under individual and group accident and health participating policies were $1 million, $2 million and $2 million, respectively, or less than 1% of total individual and group accident and health premiums earned. The Company accounts for its policyholder dividends based on actual experience of the group and a pre-determined dividend formula. The Company paid and accrued no dividends to policyholders as of December 31, 2022, 2021 and 2020.
For the period ended December 31, 2022, 2021 and 2020, premiums under individual life participating policies were $7 million, $8 million and $9 million, respectively, or less than 1% of total individual life premiums earned. The Company accounts for its policyholder dividends based upon the Plan of Reorganization for the Company’s demutualization. The Company paid and accrued dividends in the amounts of $25 million, ($18) million and ($147) million to policyholders and did not allocate any additional income to such policyholders as of December 31, 2022, 2021 and 2020, respectively.
24.    RESERVES FOR LIFE CONTRACTS AND DEPOSIT-TYPE CONTRACTS
Individual Life
Individual life insurance future policy benefit reserves are calculated using various methods, interest rates and mortality tables, which are prescribed by the Department and produce reserves that in the aggregate meet the requirements of state laws and regulations. Approximately 60% and 61% of individual life insurance reserves are calculated according to the CRVM, or methods which compare CRVM to policy cash values at December 31, 2022 and 2021, respectively. Approximately 40% and 39% at December 31, 2022 and 2021, respectively, of individual life insurance reserves are determined using the Net Level Premium (“NLP”) method, or by using the greater NLP method reserve or the policy cash value.
Reserves for other supplementary benefits relative to the Company’s life insurance contracts are calculated using methods, interest rates, and tables appropriate for the benefit provided.
As of December 31, 2022 and 2021, the Company did not have any direct written Universal Life product with secondary guarantee features. Business assumed from Hartford included some Universal Life products with secondary guarantees and the Company’s reserve methodology is compliant with appropriate state prescribed method. Reserves for these products were 100% ceded to its affiliate, PLAZ.
For life insurance contracts, the reserves are calculated based on the Standard Valuation Law and any variation from the state prescribed valuation method is taken into account in the Aggregate Sufficiency Testing.
For certain non-interest sensitive ordinary life plans, the Company waives deduction of deferred fractional premiums upon death of insured. Return of the unearned portion of the final premium is governed by the terms of the contract.
The reserve for waiver of the deduction of deferred fractional premiums upon death of the insured, and for return of a portion of final premium for periods beyond the date of death is at least as great as that computed using the minimum standards of mortality, interest and valuation method, taking into account the aforementioned treatment of premiums. The Company does not promise surrender values in excess of the legally computed reserves.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2022, 2021 AND 2020

For certain policies, extra premiums are charged for substandard lives, in addition to the regular gross premiums for the true age. Mean reserves for traditional insurance products are determined by computing the regular mean reserve for the plan at the true age, and adding one-half (1/2) of the extra premium charge for the year. For plans with explicit mortality charges, mean reserves are based on appropriate multiples of standard rates of mortality.
Reserves on policies issued at or subsequently subject to a premium for extra mortality or otherwise issued on lives classed as substandard for the plan of contract issued or on special class lives, including paid-up insurance, are reported according to mortality and interest bases applicable to the respective years of issue. In addition, an extra mortality reserve is held for ordinary life insurance policies classed as group conversions, or otherwise substandard, equal to the excess, if any, over a basic reserve, of a substandard reserve based on mortality rates appropriately increased over the standard class mortality rates. For all other such policies, the extra mortality reserve is one-half the appropriate net additional premium. Weekly premium policies issued at ages higher than true ages are valued according to the higher ages, as are Ordinary second-to-die policies.
As of December 31, 2022 and 2021, the Company had $2.3 billion and $2.5 billion, respectively, of insurance in force for which gross premiums for the life insurance benefits are less than the net premiums according to the standard of valuation required by the state, respectively.
Reserves calculated for assumed dollar denominated products are the CRVM reserve, floored at cash value, plus the unearned premium reserve. The CRVM reserve uses 1980 CSO or 2001 CSO mortality table, depending on the policy issue date. The valuation interest rates in most cases are set at the lower of (a) the maximum permitted valuation rate under the Standard Valuation Law and (b) the interest rate used to determine cash values and nonforfeiture values in the contract. The Active life reserves for the dollar denominated products waiver of premium (WP) benefit are determined using the NLP method. The NLP reserve is based on the 1952 Disability table. Disabled life reserves are based on the 73-76 OASDI continuance table.
Group Life
For group life insurance, approximately 26% and 25% of the reserves at December 31, 2022 and 2021, respectively, are associated with extended death benefits. These reserves are primarily calculated using 2005 Group Life Term Waiver Table at various interest rates. The remaining reserves are unearned premium reserves, reserves for group life fund accumulations and other miscellaneous reserves.
Individual Annuities
Reserves for individual deferred annuity contracts are determined based on CARVM. These reserves account for 72% of the individual annuity reserves at December 31, 2022 and 2021. Additional reserves are held for guaranteed minimum death and living benefits under deferred annuities. Reserves for the variable annuity contracts are determined based on the “CARVM for Variable Annuities” (“VACARVM”), which is a principal-based approach described in the VM-21.
The remaining reserves are equal to the present value of future payments using prescribed annuity mortality tables and interest rates. Additional reserves are held for guaranteed minimum death and living benefits under deferred and immediate annuities.
The Company adopted VM-21 requirements applicable to the 2020 NAIC Valuation Manual effective January 1, 2020. The impact of the change in the valuation basis was a benefit of $83 million which was comprised of a $72 million decrease in the final general account statutory reserve as of January 1, 2020 as well as an $11 million decrease in separate account CARVM reserve due to MODCO reinsurance. The change in valuation basis in separate account CRVM was recorded in “Other changes, (net)” on the Company's Statement of Operations and Changes in Capital and Surplus.
Group Annuities
Reserves for Structured Settlement Annuities are equal to the present value of future benefit payments. The valuation mortality table is the 1983-A Table. For contracts/certificates issued in 2017 and prior, the valuation interest rate is determined based on the issue year of the contract. Contracts issued in 2018 and later are subject to VM-22. Reserves for Structured Settlement Annuities issued in 2017 and prior follow Actuarial Guideline IX- B. Minimum requirements in all states other than New York, require the use of Type A interest rates defined by the dynamic Standard Valuation Law for the special lump sum calculations required under Guideline IX-B. New York requires Type B interest rates. The statutory reserves for all states are calculated using Type B interest rates (which are less than or equal to Type A rates) leading to excess reserves in non-New York states. Under Actuarial Guideline IX-B, payments in excess of 110% of the prior year’s payments are considered lump sum payments and must be valued using the type A valuation interest rates with a guarantee duration equal to the number of years from the date of issue to the date of the lump sum payment. However, as described above, in order to comply with the minimum standards in certain states, structured settlement lump sums are valued using Type B rates which are lower than Type A rates. Payments that are made less frequently than annually or for a period of less than five years are also considered to be lump sums and are therefore valued using Type B rates. Payments other than lump sums are valued using the maximum statutory

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2022, 2021 AND 2020

valuation interest rate appropriate for the guarantee duration of the Structured Settlement Annuity. Structured Settlement Annuities issued in 2018 and later are not subject to Actuarial Guideline IX-B, since this Guideline is superseded by VM-22.
Reserves for annuities purchased under group contracts, now subject to VM-22, are equal to the present value of future payments, using prescribed and permitted mortality tables and interest rates. During 2021, the Company implemented a stochastic statutory reserving framework for certain of its newly issued group annuity contracts. This reserving framework is expected to produce reserves that are better aligned to the underlying risk profile of the impacted contracts. Reserves for other deposit funds reflect the contract deposit account or experience accumulation for the contract.
The reserve for guaranteed interest contracts, deposit funds and other liabilities without life contingencies equal either the present value of future payments discounted at the appropriate interest rate or the fund value, if greater.
Accident & Health
Claim reserves for Group Long Term Disability are discounted at interest rates ranging from 2.0% to 6.75% as of December 31, 2022 and 2021. For non-buyout claims, the interest rate is based on the date of disability. For buyout claims, the interest rate is based on the effective date of the buyout. As of December 31, 2022 and 2021, Group Long Term Disability reserves are calculated using the 2012 GLTD Valuation Table blended with Prudential experience.
Individual Long Term Care active life reserves are one-year full preliminary term reserves. The assumptions for 2022 and 2021 are based on 2014 Milliman Long Term Care Guidelines with modifications for morbidity and company experience with statutory prescribed caps for lapse. Both years are using 1983 GAM for older products and 1994 GAM for the new generation products for mortality. Interest rates range from 3.0% to 4.5% as of December 31, 2022 and 2021, depending on the effective date of coverage of each participant.
Group Long Term Care active life reserves are one-year full preliminary term reserves. The assumptions for 2022 and 2021 are based on 2014 Milliman Long Term Care Guidelines with modifications for morbidity and company experience with statutory prescribed caps for lapse. Both years are using 1983 GAM for older products and 1994 GAM for the new generation products for mortality. Interest rates range from 3.0% to 5.5% as of December 31, 2022 and 2021, depending on the effective date of coverage of each participant.
Individual and Group Long Term Care claim reserves represent the present value of benefits payable to insureds in benefit status using claim termination rates based on 2020 Milliman Long Term Care Guidelines with modification for company experience for 2022 and 2021. Interest rates range from 3.0% to 4.5% as of December 31, 2022 and 2021, depending on the disablement date claim for each claimant.
MetLife Long Term Care active life reserves are using the 1983 GAM mortality table for disability years 2020 and prior and 1984 GAM mortality tables for disability year 2021 and beyond and interest rates ranging from 2.75% to 5.5%. For Disable Life Reserve, MetLife Termination Experience is used with interest rates ranging from 3.0% to 4.0% as of December 31, 2022 and 2021. For claims incurred in 2022 or prior, the rate is 3.0%.
Claim reserves for US Individual Disability are discounted using the 1964 CDT table with interest rate ranging from 3.5% and 6.0% for disability years 1988 and prior, the 1985 CIDA table with interest rate ranging from 3.5% and 6.0% for disability years 1989 through 2020, and the 2013 IDI table with interest rate 3.0% for disability year 2021 and beyond. This applies to both Active life and Disable life reserves as of as of December 31, 2022 and 2021.
Claim reserves for other Individual Guaranteed Renewable and Cancelable Accident and Health policies were not discounted as of December 31, 2022 and 2021.
Other Disclosures
The Company’s actuarial reserves are also subject to asset adequacy testing analysis, which is performed in each business unit. In accordance with the Actuarial and Opinion Memorandum Regulation (“AOMR”), an evaluation is also performed across the Company to assess asset adequacy reserve requirements for the Company based on the Appointed Actuary’s judgment. Asset adequacy reserves were $1,130 million and $900 million at December 31, 2022 and 2021, respectively.

Reserves have been determined using accepted actuarial methods applied on a basis consistent with the appropriate Standards of Practice as promulgated by the Actuarial Standards Board and with accounting practices prescribed or permitted by the Department. These actuarial methods have been applied on a basis consistent with the prior year’s methods.

The Tabular Interest has been determined by formula except for individual unmatured annuities, group universal life insurance, group payout annuity reserves, and group annuity fund accumulation reserves, for which tabular interest has been determined from the basic data. The Tabular Less Actual Reserve Released has been determined by formula. The Tabular Cost has been determined by formula

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2022, 2021 AND 2020

except for certain variable and universal life insurance policies for which tabular cost has been determined from the basic data for the calculation of policy reserves. For the determination of Tabular Interest on funds not involving life contingencies for each valuation rate of interest, the tabular interest is calculated as one hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

The Tabular Interest has been determined by formula as described in the instructions, except for Variable Life, where General Account Interest Credited is used. The Tabular less Actual Reserves Released has been determined by formula as described in the instructions. The Tabular Cost has been determined by formula as described in the instructions, except for certain Variable and Modified Guaranteed life insurance policies, for which Tabular Cost has been determined by the fees charged on the General and Separate accounts, excluding premium loads.
As of December 31, 2022 and December 31, 2021, there was no change in the general account reserves as a result of a change in valuation basis.
As of December 31, 2020, the change in the general account reserves for individual annuities (excluding the impact of separate account CARVM) due to a change in valuation basis applicable to policies or contracts issued prior to January 1 of the current year, was a decrease of $72 million which was due to the following:

Valuation Basis		Individual Annuities	Total

Change From	Change To	(in millions)
VACARVM under prior VM-21	VACARVM under new VM-21	$(72)	$(72)
	Total	$(72)	$(72)

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2022, 2021 AND 2020

25.    SEPARATE ACCOUNTS
25A.    The Company issues traditional variable annuity contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder, except to the extent of minimum guarantees made by the Company with respect to certain accounts. In addition, the Company issues variable life and variable universal life contracts where the Company contractually guarantees to the contract holder a death benefit even when there is insufficient value to cover monthly mortality and expense charges, whereas otherwise the contract would typically lapse (“no lapse guarantee”).
In accordance with the products/transactions recorded within the Separate Accounts, some assets are considered legally insulated whereas others are not legally insulated from the General Account. The Company’s Separate Account statement included legally insulated assets of $152 billion and $161 billion as of December 31, 2022 and 2021, respectively. The assets legally insulated from the General Account are attributed to the following products/transactions as of December 31:

Product/Transaction	Legally Insulated Assets*		Separate Account Assets (Not Legally Insulated)
	2022	2021	2022	2021
	(in millions)
Pension Risk Transfer Group Annuity Contracts - Not reclassed to the General Account	$9,129	$9,849	$—	$—
Pension Risk Transfer Group Annuity Contracts - Reclassed to the General Account for GAAP	55,486	47,062	278	435
Group Annuity Contracts - Not reclassed to the General Account	44,303	45,876	6	17
Group Annuity Contracts - Reclassed to the General Account for GAAP	11	8	2	1
Group Variable Universal Life	140	175	—	—
Private Placement Group Flexible Premium Variable Life Insurance Contract	31,116	41,555	6	12
Registered Group Flexible Premium Variable Life Insurance Contract	7	8	—	—
Variable Life	10,664	13,969	—	29
Variable Annuity	1,610	2,302	1	7
Total	$152,466	$160,804	$293	$501

*In addition to assets supporting contract holder liabilities, the legally insulated assets above include assets supporting other liabilities. The majority of these other liabilities relate to payable for securities purchased and cash collateral held for loaned securities.

Some Separate Account liabilities are guaranteed by the General Account. As of December 31, 2022 and 2021, the Company’s General Account had a maximum guarantee for Separate Account liabilities of $3.6 billion and $2.4 billion, respectively. To compensate the General Account for the risk taken, the Separate Account, excluding those assessed as a component of an overall insurance charge (where it is impractical to bifurcate each underlying charge), has paid risk charges of $22 million, $23 million and $20 million as of December 31, 2022, 2021 and 2020, respectively.

The Company’s General Account has paid $21 million, $16 million and $22 million towards Separate Account guarantees for the years ended December 31, 2022, 2021 and 2020, respectively.
The Company engages in securities lending transactions within the Separate Account. In accordance with such transactions conducted from the Separate Account, the Company’s securities lending policies and procedures are not materially different from the General Account policies and procedures, except that certain collateral is not included in assets and cash collateral held for loaned securities. For the period ended December 31, 2022 and 2021, the market value of loaned securities within the Separate Accounts was $2.8 billion and $2.7 billion, respectively.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2022, 2021 AND 2020

25B.    General Nature and Characteristics of Separate Accounts
Separate Accounts assets and liabilities represent segregated funds, which are administered for pension and policyholders. The assets consist of common stocks, long-term bonds, real estate, mortgages and short-term investments. The liabilities consist of reserves established to meet withdrawal and future benefit payment contractual provisions. Investment risks associated with market value changes are generally borne by the policyholders, except to the extent of minimum guarantees made by the Company with respect to certain accounts.
The following table provides the Company’s separate account premiums, considerations or deposits and reserves as of December 31:

	2022
	Nonindexed Guarantee Less than/equal to 4%	Nonindexed Guarantee more than 4%	Nonguaranteed Separate Accounts	Total
	(in millions)
Premiums, considerations or deposits for period ended 12/31/2022	$8,759	$3,299	$8,974	$21,032
Reserves as of 12/31/2022
For accounts with assets at:
Market Value	$11,834	$—	$72,863	$84,697
Amortized Cost	37,710	17,160	—	54,870
Total Reserves	$49,544	$17,160	$72,863	$139,567

By withdrawal characteristics
Subject to discretionary withdrawal:
With MV adjustment	$2,739	$32	$—	$2,771
At book value without MV adjustment and with current surrender charge of 5% or more	—	—	—	—
At market value	1,576	—	72,863	74,439
At book value without MV adjustment and with current surrender charge of less than 5%	11	—	—	11
Subtotal	4,326	32	72,863	77,221
Not subject to discretionary withdrawal	45,218	17,128	—	62,346
Total	$49,544	$17,160	$72,863	$139,567

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2022, 2021 AND 2020

The following table provides the Company’s separate account premiums, considerations or deposits and reserves as of December 31:

	2021
	Nonindexed Guarantee Less than/equal to 4%	Nonindexed Guarantee more than 4%	Nonguaranteed Separate Accounts	Total
	(in millions)
Premiums, considerations or deposits for period ended 12/31/2021	$5,216	$211	$11,033	$16,460
Reserves as of 12/31/2021
For accounts with assets at:
Market Value	$12,693	$—	$82,659	$95,352
Amortized Cost	27,654	19,142	—	46,796
Total Reserves	$40,347	$19,142	$82,659	$142,148

By withdrawal characteristics
Subject to discretionary withdrawal:
With MV adjustment	$2,986	$35	$—	$3,021
At book value without MV adjustment and with current surrender charge of 5% or more	—	—	—	—
At market value	2,000	—	82,659	84,659
At book value without MV adjustment and with current surrender charge of less than 5%	11	—	—	11
Subtotal	4,997	35	82,659	87,691
Not subject to discretionary withdrawal	35,350	19,107	—	54,457
Total	$40,347	$19,142	$82,659	$142,148

Transfers as reported in the Summary of Operations of the Separate Accounts Statement as of December 31:

	2022	2021	2020
	(in millions)
Transfers to Separate Accounts	$20,791	$16,208	$8,476
Transfers from Separate Accounts	13,311	18,127	14,339
Net transfers to (from) Separate Accounts	$7,480	$(1,919)	$(5,863)

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2022, 2021 AND 2020

26. RECONCILIATION BETWEEN AUDITED STATUTORY FINANCIAL STATEMENTS AND THE ANNUAL STATEMENT FILED WITH THE STATE OF DOMICILIARY

The following table presents amounts as reported in the Annual Statement filed with the Department and the adjustments made to the audited statutory financial statements as of December 31, 2022:

	Annual Statement	Adjustment	Audited Statutory Financial Statements
	(in millions)
Statements of Admitted Assets, Liabilities and Capital and Surplus:

Assets:
Common stocks	$9,783	$132	$9,915
Other invested assets	9,370	(132)	9,238
Total Assets	299,534	—	299,534

The following table presents amounts as reported in the Annual Statement filed with the Department and the prior year adjustments made to the audited statutory financial statements as of December 31, 2021:

	Annual Statement	Adjustment	Audited Statutory Financial Statements
	(in millions)
Statements of Operations and Changes in Capital and Surplus:

Capital and Surplus, Beginning of Period	$11,597	$174	$11,771
Change in net unrealized capital gains (losses)	2,622	(158)	2,464
Change in nonadmitted assets	(353)	(23)	(376)
Other changes, net	280	7	287
Net change in capital and surplus	7,526	(174)	7,352
Capital and Surplus, End of Period	19,123	—	19,123

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2022, 2021 AND 2020

The following tables present amounts as reported in the Annual Statement filed with the Department and the adjustments made to the audited statutory financial statements as of December 31, 2020:

	Annual Statement	Adjustment	Audited Statutory Financial Statements
	(in millions)
Statements of Admitted Assets, Liabilities and Capital and Surplus:

Assets:
Common stocks	$7,398	$158	$7,556
Current federal income tax recoverable	25	(7)	18
Net deferred tax asset	1,528	23	1,551
Total Assets	310,653	174	310,827

Capital and Surplus:
Unassigned surplus	9,575	174	9,749
Total Capital and surplus	11,597	174	11,771
Total Liabilities, Capital and Surplus	310,653	174	310,827

Statements of Operations and Changes in Capital and Surplus:

Income tax expense (benefit)	23	7	30
Income (Loss) From Operations	1,975	(7)	1,968
Net Income (Loss)	1,770	(7)	1,763

Change in net unrealized capital gains (losses)	(544)	158	(386)
Change in nonadmitted assets	(57)	23	(34)
Net change in capital and surplus	114	174	288
Capital and Surplus, End of Period	11,597	174	11,771

	Annual Statement	Adjustment	Audited Statutory Financial Statements
	(in millions)
Statements of Cash Flows:

Cash Flows from Operating Activities:
Premiums and annuity considerations	$24,273	$79	$24,352
Separate account transfers	6,702	(79)	6,623

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

ANNUAL STATEMENT SCHEDULE 1 - SELECTED FINANCIAL DATA
FOR THE YEAR ENDED DECEMBER 31, 2022

(in millions)
Investment Income Earned:
U.S. Government Bonds	$195
Other bonds (unaffiliated)	3,325
Bonds of affiliates	91
Preferred stocks (unaffiliated)	30
Preferred stocks of affiliates	—
Common stocks (unaffiliated)	8
Common stocks of affiliates	316
Mortgages loans	758
Real estate	108
Premium notes, policy loans and liens	80
Cash, cash equivalents and short-term investments	111
Derivative instruments	286
Other invested assets	701
Aggregate write-ins for investment income	30
Gross investment income	$6,039

Real Estate Owned - Book Value less Encumbrances	$334

Mortgage Loans - Book Value:
Agricultural mortgages	$3,388
Residential mortgages	—
Commercial mortgages	16,348
Mezzanine loans	78
Total mortgage loans	$19,814

Mortgage Loans by Standing - Book Value:
Good standing	$19,812
Good standing with restructured terms	—
Interest overdue more than three months, not in foreclosure	2
Foreclosure in process	—
Total mortgage loans	$19,814

Other Long Term Assets - Statement Value	$8,664

Bonds and Stocks of Parents, Subsidiaries and Affiliates - Book Value:
Bonds	$2,517
Preferred stocks	$—
Common stocks	$9,471

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

ANNUAL STATEMENT SCHEDULE 1 - SELECTED FINANCIAL DATA
FOR THE YEAR ENDED DECEMBER 31, 2022

(in millions)
Bonds, Short-Term Investments, and Cash Equivalents by NAIC Designation and Maturity:

Bonds by Maturity - Statement Value:
Due within one year or less	$7,803
Over 1 year through 5 years	21,877
Over 5 years through 10 years	17,768
Over 10 years through 20 years	18,061
Over 20 years	26,311
Total by Maturity	$91,820

Bonds by NAIC Designation - Statement Value:
NAIC 1	$53,208
NAIC 2	33,100
NAIC 3	2,955
NAIC 4	1,719
NAIC 5	782
NAIC 6	56
Total by NAIC Designation	$91,820

Total Bonds Publicly Traded	$60,684
Total Bonds Privately Placed	$31,136

Preferred Stocks - Statement Value	$146
Common Stocks - Market Value	$9,915
Short-Term Investments - Book Value	$309
Options, Caps & Floors Owned - Statement Value	$—
Options, Caps & Floors Written and In Force - Statement Value	$—
Collar, Swap & Forward Agreements Open - Statement Value	$1,333
Futures Contracts Open - Current Value	$—
Cash on Deposit	$287

Life Insurance in Force:
Industrial	$1,858
Ordinary	$1,149,679
Credit Life	$—
Group Life	$2,247,724
26636
Amount of Accidental Death Insurance in Force Under Ordinary Policies	$26,636

Life Insurance Policies with Disability Provisions in Force:
Industrial	$1,767
Ordinary	$37,810
Credit Life	$—
Group Life	$963,203

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

ANNUAL STATEMENT SCHEDULE 1 - SELECTED FINANCIAL DATA
FOR THE YEAR ENDED DECEMBER 31, 2022

(in millions)
Supplementary Contracts in Force:
Ordinary - Not Involving Life Contingencies
Amount on Deposit	$3,086
Income Payable	$—
Ordinary - Involving Life Contingencies Income Payable	$—

Group - Not Involving Life Contingencies
Amount on Deposit	$1,879
Income Payable	$69
Group - Involving Life Contingencies Income Payable	$14

Annuities:
Ordinary
Immediate - Amount of Income Payable	$281
Deferred - Fully Paid Account Balance	$17,035
Deferred - Not Fully Paid Account Balance	$210

Group
Amount of Income Payable	$1,107
Fully Paid Account Balance	$9,083
Not Fully Paid Account Balance	$—

Accident and Health Insurance - Premiums in Force:
Other	$235
Group	$1,697
Credit	$—

Deposit Funds and Dividend Accumulations:
Deposit Funds - Account Balance	$11,788
Dividend Accumulations - Account Balance	$76

Claim Payments 2022:
Group Accident and Health
2022	$369
2021	$627
2020	$656
Other Accident & Health
2022	$15
2021	$45
2020	$61
Other Coverages that use developmental methods to calculate claims reserves
2022	$—
2021	$—
2020	$—

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

SUPPLEMENTAL INVESTMENTS RISKS INTERROGATORIES SCHEDULE
FOR THE YEAR ENDED DECEMBER 31, 2022

(in millions)
Total admitted assets as reported in the Company’s Annual Audited Statement:	$146,775

The ten largest exposures, by investment category, to a single issue, borrower, or investment, excluding U.S. government, U.S. government agency securities and those U.S. government money market funds listed in the Appendix to the SVO Purposes and Procedures Manual as exempt, property occupied by the Company, and policy loans:

Investment Category	Book Value	Percentage of Total Admitted Assets
	($ in millions)
Joint Venture Interests - Ironbound Fund LLC	$1,634	1.1%
Long Term Bonds - Prudential Realty Secs Senior Note	$1,021	0.7%
Cash Equivalents - Dryden Core Fund	$789	0.5%
Joint Venture Interests - Prudential Impact Investments Private Equity LLC	$703	0.5%
Long Term Bonds - Skyline (Nwk NJ) CTL Pass-Thru	$451	0.3%
Long Term Bonds - BANK OF AMERICA CORP	$443	0.3%
Long Term Bonds - CITIGROUP INC	$377	0.3%
Long Term Bonds - WELLS FARGO COMMERCIAL MORTGAG	$351	0.2%
Cash Equivalent & Long Term Bond - GOLDMAN SACHS	$332	0.2%
Long Term Bonds - UNION PACIFIC CORP	$327	0.2%
Total admitted assets held in bonds and preferred stocks by NAIC rating:

Bonds	Book Value	Percentage of Total Admitted Assets	Preferred Stock	Book Value	Percentage of Total Admitted Assets
($ in millions)

NAIC-1	$53,208	36.3%	NAIC-1	$41	0.0%
NAIC-2	$33,100	22.6%	NAIC-2	$4	0.0%
NAIC-3	$2,955	2.0%	NAIC-3	$—	0.0%
NAIC-4	$1,719	1.2%	NAIC-4	$—	0.0%
NAIC-5	$782	0.5%	NAIC-5	$88	0.1%
NAIC-6	$56	0.0%	NAIC-6	$13	0.0%

Assets held in foreign investments:

Total admitted assets held in foreign investments	$24,822	16.9%
Foreign-currency-denominated investments	$10,304	7.0%
Insurance liabilities denominated in that same foreign currency	$—	0.0%

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

SUPPLEMENTAL INVESTMENTS RISKS INTERROGATORIES SCHEDULE
FOR THE YEAR ENDED DECEMBER 31, 2022

	Book Value	Percentage of Total Admitted Assets
	($ in millions)

Aggregate foreign investment exposure categorized by NAIC sovereign rating:

Countries rated NAIC-1	$20,765	14.1%
Countries rated NAIC-2	$3,513	2.4%
Countries rated NAIC-3 or below	$544	0.4%

Largest foreign investment exposures by country, categorized by the country’s NAIC sovereign designation:

Countries rated NAIC-1:
Country: Cayman Islands	$5,276	3.6%
Country: United Kingdom	$5,095	3.5%

Countries rated NAIC- 2:
Country: Italy	$1,256	0.9%
Country: Mexico	$986	0.7%

Countries rated NAIC-3 or below:
Country: Brazil	$183	0.1%
Country: Colombia	$180	0.1%

Aggregate unhedged foreign currency exposure:	$997	0.7%

Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

Countries rated NAIC-1	$792	0.5%
Countries rated NAIC-2	$47	0.0%
Countries rated NAIC-3 or below	$158	0.1%

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

SUPPLEMENTAL INVESTMENTS RISKS INTERROGATORIES SCHEDULE
FOR THE YEAR ENDED DECEMBER 31, 2022

	Book Value	Percentage of Total Admitted Assets
	($ in millions)

Two largest unhedged foreign currency exposures to a single country, categorized by NAIC sovereign rating:

Countries rated NAIC-1:
Country 1: United Kingdom	$373	0.3%
Country 2: Chile	$212	0.1%

Countries rated NAIC-2:
Country 1: Italy	$34	0.0%
Country 2: Mexico	$13	0.0%

Countries rated NAIC-3 or below:
Country 1: Brazil	$158	0.1%
Country 2:	$—	0.0%

The ten largest non-sovereigns (i.e., non-governmental) foreign issues, by NAIC rating:

NAIC - 1 - PALMER SQUARE CLO	$323	0.2%
NAIC - 2 - Scottish Hydro Electric Trans	$261	0.2%
NAIC - 2 - Ferrero International S.A.	$246	0.2%
NAIC - 1 - Ichthys LNG Pty Ltd	$228	0.2%
NAIC - 1 - Prudential Chile II Spa	$212	0.1%
NAIC - 1 - BENEFIT STREET PARTNERS CLO	$197	0.1%
NAIC - 2 - Interhoerbiger Finanz AG	$195	0.1%
NAIC - 1 - SHELL INTERNATIONAL FINANCE	$187	0.1%
NAIC - 1 - SIEMENS FINANCIERINGSMAATSCHAP CORP	$185	0.1%
NAIC - 2 - De'Longhi SpA	$181	0.1%

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

SUPPLEMENTAL INVESTMENTS RISKS INTERROGATORIES SCHEDULE
FOR THE YEAR ENDED DECEMBER 31, 2022

The ten largest equity interests (including investments in shares of mutual funds, preferred stocks, publicly traded equity securities, and other equity securities and excluding money market and bond mutual funds listed in the Appendix to the SVO Purposes and Procedures Manual as exempt or Class 1):

	Book Value	Percentage of Total Admitted Assets
	($ in millions)

PRUCO Life Insurance Company	$4,839	3.3%
Colico Inc	$2,003	1.4%
Ironbound Fund LLC	$1,634	1.1%
Orchard Street Acres Inc.	$1,034	0.7%
Prudential Impact Investments Private Equity LLC	$703	0.5%
Prudential Realty Securities, Inc.	$553	0.4%
Colico II Inc	$517	0.4%
Prudential Legacy Insurance Company of New Jersey	$269	0.2%
PGIM Loan Originator	$227	0.2%
Prudential Capital Partners V, L.P.	$198	0.1%

The ten largest fund managers of nonaffiliated, privately placed equities:

	Total Invested	Diversified	Nondiversified
	(in millions)

Prudential Capital Partners V, L.P.	$198	$198	$—
Federal Home Loan Bank of NY	$149	$—	$149
PGIM Capital Partners VI, L.P.	$143	$143	$—
Peak Reinsurance Holdings Ltd	$137	$—	$137
PGIM Real Estate Asia Core	$108	$108	$—
NNE Holding LLC	$78	$—	$78
Tortoise Energy Infra Corp.	$20	$—	$20
Clearbridge MLP/Midstm Fnd Inc	$14	$—	$14
Camira Group Holdings Ltd	$12	$—	$12
Gap Partnership Group Ltd	$6	$—	$6

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

SUPPLEMENTAL INVESTMENTS RISKS INTERROGATORIES SCHEDULE
FOR THE YEAR ENDED DECEMBER 31, 2022

The ten largest aggregate mortgage interests. The aggregate mortgage interest represents the combined value of all mortgages secured by the same property or same group of properties:

	Book Value	Percentage of Total Admitted Assets
	($ in millions)

AG William H. Gate, III	$444	0.3%
COMM The Blackstone Group	$238	0.2%
AG Assemi Group	$207	0.1%
AG The Wonderful Company, LLC	$184	0.1%
AG ARBEJDSMARKEDETS TILLAEGSPENSION	$172	0.1%
COMM C.J. SEGERSTROM & SONS	$167	0.1%
COMM Mapletree	$152	0.1%
COMM Stockbridge Capital Group, LLC	$148	0.1%
AG Brewster Heights Packing and Orchards, LP	$136	0.1%
COMM Harrison Street	$134	0.1%

Amount and percentage of the reporting entity’s total admitted assets held in the following categories of mortgage loans:

Construction loans	$83	0.1%
Mortgage loans over 90 days past due	$2	0.0%
Mortgage loans in the process of foreclosure	$—	0.0%
Mortgage loans foreclosed	$—	0.0%
Restructured mortgage loans	$—	0.0%

Aggregate mortgage loans having the following loan–to-value ratios as determined from the most current appraisal as of the annual statement date:

	Residential		Commercial		Agricultural
Loan-to-Value	Book Value	Percentage	Book Value	Percentage	Book Value	Percentage
	($ in millions)

Above 95%	$—	0.0%	$95	0.1%	$—	0.0%
91% to 95%	$—	0.0%	$102	0.1%	$—	0.0%
81% to 90%	$—	0.0%	$239	0.2%	$38	0.0%
71% to 80%	$—	0.0%	$1,633	1.1%	$—	0.0%
Below 70%	$—	0.0%	$14,357	9.8%	$3,350	2.3%

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

SUPPLEMENTAL INVESTMENTS RISKS INTERROGATORIES SCHEDULE
FOR THE YEAR ENDED DECEMBER 31, 2022

	At Year-End		(UNAUDITED) At End of Each Quarter
	Book Value	Percentage	1st Quarter Book Value	2nd Quarter Book Value	3rd Quarter Book Value
	($ in millions)

Securities lending (do not include assets held as collateral for such transactions)	$5,076	3.5%	$4,375	$5,233	$5,075
Repurchase agreements	$3,325	2.3%	$5,001	$4,738	$5,162
Reverse repurchase agreements	$—	0.0%	$—	$—	$—
Dollar repurchase agreements	$—	0.0%	$—	$—	$—
Dollar reverse agreements	$—	0.0%	$—	$—	$—

The amounts and percentages of the Company’s total admitted assets for warrants not attached to the other financial instruments, options, caps, and floors:

	Owned		Written
	Book Value	Percentage	Book Value	Percentage
	($ in millions)

Hedging	$18	0.0%	$(5)	0.0%
Income Generations	$—	0.0%	$—	0.0%
Other	$—	0.0%	$—	0.0%

	At Year-End		(UNAUDITED) At End of Each Quarter
	Book Value	Percentage	1st Quarter Book Value	2nd Quarter Book Value	3rd Quarter Book Value
	($ in millions)
Hedging	$1,149	0.8%	$984	$990	$986
Income Generation	$—	0.0%	$—	$—	$—
Replications	$4,873	3.3%	$2,510	$2,266	$4,249
Other	$—	0.0%	$—	$—	$—

The amounts and percentages of the Company’s total admitted assets of the potential exposure (defined as the amount determined in accordance with the NAIC Annual Statement Instructions) for future contracts:

	At Year-End		(UNAUDITED) At End of Each Quarter
	Book Value	Percentage	1st Quarter Book Value	2nd Quarter Book Value	3rd Quarter Book Value
	($ in millions)
Hedging	$307	0.2%	$281	$281	$307
Income Generation	$—	0.0%	$—	$—	$—
Replications	$—	0.0%	$—	$—	$—
Other	$—	0.0%	$—	$—	$—

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

SUMMARY INVESTMENT SCHEDULE
FOR THE YEAR ENDED DECEMBER 31, 2022

By Investment Category	Gross Investment Holdings of the Company		Admitted Assets as Reported by the Company
	Book Value	Percentage	Book Value	Percentage

	($ in millions)
Long-Term Bonds:
U.S. governments	$5,772	4.2%	$5,772	4.2%
All other governments	2,861	2.1%	2,861	2.1%
U.S. states, territories and possessions, etc. guaranteed	248	0.2%	248	0.2%
U.S. political subdivisions of states, territories, and possessions, guaranteed	378	0.3%	378	0.3%
U.S. special revenue and special assessment obligations, etc. nonguaranteed	5,423	3.9%	5,423	3.9%
Industrial and miscellaneous	71,993	52.0%	71,993	52.0%
Hybrid securities	228	0.1%	228	0.1%
Parent, subsidiaries and affiliates	2,517	1.8%	2,517	1.8%
SVO identified funds	—	0.0%	—	0.0%
Unaffiliated Bank loans	1,033	0.7%	1,033	0.7%
Total long-term bonds	$90,453	65.3%	$90,453	65.3%

Preferred stocks:
Industrial and miscellaneous (Unaffiliated)	$146	0.1%	$146	0.1%
Parent, subsidiaries and affiliates	—	0.0%	—	0.0%
Total preferred stocks	$146	0.1%	$146	0.1%

Common stocks:
Industrial and miscellaneous Publicly traded (Unaffiliated)	$6	0.0%	$6	0.0%
Industrial and miscellaneous Other (Unaffiliated)	436	0.3%	436	0.3%
Parent, subsidiaries and affiliates Publicly traded	—	0.0%	—	0.0%
Parent, subsidiaries and affiliates Other	9,471	6.8%	9,471	6.8%
Mutual funds	2	0.0%	2	0.0%
Unit investment trusts	—	0.0%	—	0.0%
Closed-end funds	—	0.0%	—	0.0%
Total common stocks	$9,915	7.1%	$9,915	7.1%

.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

SUMMARY INVESTMENT SCHEDULE
FOR THE YEAR ENDED DECEMBER 31, 2022

By Investment Category	Gross Investment Holdings of the Company		Admitted Assets as Reported by the Company
	Book Value	Percentage	Book Value	Percentage

	($ in millions)

Mortgage loans:
Agricultural	$3,388	2.4%	$3,388	2.4%
Residential properties	—	0.0%	—	0.0%
Commercial loans	16,348	11.8%	16,348	11.8%
Mezzanine real estate loans	78	0.1%	78	0.1%
Total mortgage loans	$19,814	14.3%	$19,814	14.3%

Real estate investments:
Property occupied by company	$231	0.2%	$231	0.2%
Property held for production of income	103	0.1%	103	0.1%
Property held for sale	—	0.0%	—	0.0%
Total real estate	$334	0.3%	$334	0.3%

Cash, cash equivalents and short-term investments:
Cash	$287	0.2%	$287	0.2%
Cash equivalents	2,120	1.5%	2,120	1.5%
Short-term investments	309	0.2%	309	0.2%
Total cash, cash equivalents and short-term investments	$2,716	1.9%	$2,716	1.9%

Policy Loans	$1,834	1.3%	$1,834	1.3%
Other invested assets	8,664	6.3%	8,664	6.3%
Derivatives	4,019	2.9%	4,019	2.9%
Receivables for securities	210	0.2%	210	0.2%
Cash collateral for variation margin	364	0.3%	364	0.3%
Total Invested Assets	$138,469	100.0%	$138,469	100.0%

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

SUPPLEMENTAL SCHEDULE OF REINSURANCE DISCLOSURES
FOR THE YEAR ENDED DECEMBER 31, 2022

The following information regarding reinsurance contracts is presented to satisfy the disclosure requirements in SSAP No. 61R which apply to reinsurance contracts entered into, renewed or amended on or after January 1, 1996.

1.Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is subject to Appendix A-791, Life and Health Reinsurance Agreements, and includes a provision that limits the reinsurer’s assumption of significant risks identified in Appendix A-791?

Yes	No	x

2.Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is not subject to Appendix A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer’s assumption of risk?

Yes	No	x

3.Does the Company have any reinsurance contracts (other than reinsurance contracts with a federal or state facility) that contain one or more of the following features which result in delays in payment in form or in fact:

a.Provisions that permit the reporting of losses to be made less frequently than quarterly;
b.Provisions that permit settlements to be made less frequently than quarterly;
c.Provisions that permit payments due from the reinsurer to not be made in cash within ninety days of the settlement date (unless there is no activity during the period); or
d.The existence of payment schedules, accumulating retentions from multiple years, or any features inherently designed to delay timing of the reimbursement to the ceding entity.

Yes	No	x

4.Has the Company reflected reinsurance accounting credit for any contracts that are not subject to Appendix A-791 and not yearly renewable term reinsurance, which meet the risk transfer requirements of SSAP No. 61R?

Assumption reinsurance – new for the reporting period (1)	Yes	No	x
Non-proportional reinsurance, which does not result in significant surplus relief	Yes	No	x

5.Has the Company ceded any risk in a reinsurance agreement that is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the period covered by the financial statements, and either:

a.Accounted for that contract as reinsurance under SAP and as a deposit under GAAP

Yes	No	x	N/A

b.Accounted for that contract as reinsurance under GAAP and as a deposit under SAP?

Yes	No	x	N/A

(1) This disclosure relates to ceding companies with assumption reinsurance agreements (paragraph 60 of SSAP 61R) entered into during the current year for which indemnity reinsurance is being applied for policyholders who have not yet agreed to the transfer to the new insurer or for which the regulator has not yet approved the novation to the new insurer.

Report of Independent Auditors

To the Board of Directors and Management of
The Prudential Insurance Company of America

Opinions

We have audited the accompanying statutory financial statements of The Prudential Insurance Company of America (a wholly owned subsidiary of Prudential Financial, Inc.) (the “Company”), which comprise the statutory statements of admitted assets, liabilities and capital and surplus as of December 31, 2022 and 2021, and the related statutory statements of operations and changes in capital and surplus, and of cash flows for each of the three years in the period ended December 31, 2022, including the related notes (collectively referred to as the “financial statements”).

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of the Company as of December 31, 2022 and 2021, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2022, in accordance with the accounting practices prescribed or permitted by the New Jersey Department of Banking and Insurance (the “Department”) described in Note 1.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the accompanying financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2022 and 2021, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2022.

Basis for Opinions

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Department, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Emphasis of Matters

As discussed in Note 10 to the financial statements, the Company has entered into significant transactions with Prudential Financial, Inc. and other affiliated entities, all related parties.

As discussed in Note 24 to the financial statements, in 2020 the Company changed the valuation basis for reserves for variable annuity policies.

Our opinion is not modified with respect to these matters.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Department. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the financial statements are available to be issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with US GAAS, we:

•Exercise professional judgment and maintain professional skepticism throughout the audit.
•Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.
•Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, no such opinion is expressed.
•Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.
•Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

Supplemental Information

Our audit was conducted for the purpose of forming an opinion on the statutory financial statements taken as a whole. The supplemental Annual Statement Schedule 1 – Selected Financial Data, Supplemental Investments Risks Interrogatories Schedule, Summary Investment Schedule, and Supplemental Schedule of Reinsurance Disclosures (collectively, the “supplemental schedules”) of the Company as of December 31, 2022 and for the year then ended are presented to comply with the National Association of Insurance Commissioners’ Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the statutory financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the statutory financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the statutory financial statements or to the statutory financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the statutory financial statements taken as a whole.

/s/ PricewaterhouseCoopers LLP

New York, New York
April 6, 2023